UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 07584
                                                     --------------------------

                               RYDEX SERIES FUNDS
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100

                     Date of fiscal year end: MARCH 31, 2006

                     Date of reporting period: JUNE 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 79.0%
FINANCIALS 16.1%
   BANKS 4.6%
   Bank of America Corp.                             109,700    $    5,003,417
   Wachovia Corp.                                     52,440         2,601,024
   U.S. Bancorp                                       72,780         2,125,176
   Wells Fargo & Co.                                  21,400         1,317,812
   North Fork Bancorporation, Inc.                    45,060         1,265,736
   Compass Bancshares, Inc.+                          23,650         1,064,250
   BB&T Corp.+                                        12,920           516,412
   National City Corp.                                 2,670            91,100
                                                                --------------

TOTAL BANKS                                                         13,984,927
                                                                --------------

   INSURANCE 3.5%
   American International Group, Inc.                 39,720         2,307,732
   Prudential Financial, Inc.+                        27,000         1,772,820
   MetLife, Inc.                                      37,470         1,683,902
   Hartford Financial Services Group,
       Inc.                                           19,410         1,451,480
   Chubb Corp.                                        15,630         1,338,084
   XL Capital Ltd.                                    15,680         1,166,906
   ACE Ltd.                                           13,830           620,275
   AFLAC, Inc.                                         3,500           151,480
                                                                --------------

TOTAL INSURANCE                                                     10,492,679
                                                                --------------

   DIVERSIFIED FINANCIALS 2.9%
   Citigroup, Inc.                                   134,070         6,198,056
   J.P. Morgan Chase & Co.                            51,190         1,808,031
   Principal Financial Group, Inc.                    15,970           669,143
   CIT Group, Inc.                                     2,300            98,831
                                                                --------------

TOTAL DIVERSIFIED FINANCIALS                                         8,774,061
                                                                --------------

   CAPITAL MARKETS 2.2%
   Morgan Stanley                                     41,550         2,180,128
   Goldman Sachs Group, Inc.+                         19,680         2,007,754
   Franklin Resources, Inc.                           17,500         1,347,150
   Mellon Financial Corp.                             17,810           510,969
   Lehman Brothers Holdings, Inc.+                     4,890           485,479
   Merrill Lynch & Co., Inc.                           3,790           208,488
                                                                --------------

TOTAL CAPITAL MARKETS                                                6,739,968
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   THRIFTS & MORTGAGE FINANCE 1.4%
   Countrywide Financial Corp.                        38,230    $    1,476,060
   Golden West Financial Corp.                        21,010         1,352,624
   Washington Mutual, Inc.+                           16,780           682,778
   MGIC Investment Corp.+                              7,620           496,977
   Fannie Mae                                          4,930           287,912
   Freddie Mac                                           400            26,092
                                                                --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                     4,322,443
                                                                --------------

   CONSUMER FINANCE 1.0%
   SLM Corp.+                                         28,074         1,426,159
   Providian Financial Corp.*+                        60,100         1,059,563
   American Express Co.                                7,900           420,517
   Capital One Financial Corp.                         1,140            91,211
                                                                --------------

TOTAL CONSUMER FINANCE                                               2,997,450
                                                                --------------

   REAL ESTATE 0.5%
   Apartment Investment & Management
       Co. -- Class A+                                27,380         1,120,390
   Simon Property Group, Inc.+                         5,090           368,974
                                                                --------------

TOTAL REAL ESTATE                                                    1,489,364
                                                                --------------

TOTAL FINANCIALS                                                    48,800,892
                                                                --------------

INFORMATION TECHNOLOGY 12.0%
   SOFTWARE 3.1%
   Microsoft Corp.                                   184,120         4,573,541
   BMC Software, Inc.*                                60,400         1,084,180
   Novell, Inc.*+                                    163,720         1,015,064
   Parametric Technology Corp.*                      157,450         1,004,531
   Oracle Corp.*                                      68,610           905,652
   Electronic Arts, Inc.*+                            10,290           582,517
   Citrix Systems, Inc.*                               9,570           207,286
                                                                --------------

TOTAL SOFTWARE                                                       9,372,771
                                                                --------------

   COMPUTERS & PERIPHERALS 2.8%
   International Business Machines
       Corp.                                          41,330         3,066,686
   Hewlett-Packard Co.                                96,270         2,263,308
   Apple Computer, Inc.*+                             42,020         1,546,756
   Dell, Inc.*                                        30,010         1,185,695




NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   NCR Corp.*                                         14,120    $      495,894
                                                                --------------

TOTAL COMPUTERS & PERIPHERALS                                        8,558,339
                                                                --------------

   SEMICONDUCTOR & SEMICONDUCTOR
       EQUIPMENT 2.6%
   Intel Corp.                                       159,710         4,162,042
   Applied Materials, Inc.+                           93,850         1,518,493
   KLA-Tencor Corp.+                                  24,910         1,088,567
   Texas Instruments, Inc.                            29,280           821,890
   Novellus Systems, Inc.*+                            4,610           113,913
   National Semiconductor Corp.                        1,500            33,045
                                                                --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            7,737,950
                                                                --------------

   COMMUNICATIONS EQUIPMENT 2.1%
   Cisco Systems, Inc.*                              187,220         3,577,774
   Motorola, Inc.                                     65,320         1,192,743
   Scientific-Atlanta, Inc.+                          24,890           828,090
   Qualcomm, Inc.+                                    10,740           354,528
   Comverse Technology, Inc.*+                        12,820           303,193
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                       6,256,328
                                                                --------------

   IT CONSULTING & SERVICES 0.8%
   Fiserv, Inc.*                                      26,500         1,138,175
   Computer Sciences Corp.*                           24,150         1,055,355
   Affiliated Computer Services, Inc.
       -- Class A*+                                    4,270           218,197
   Sabre Holdings Corp.+                               4,345            86,683
                                                                --------------

TOTAL IT CONSULTING & SERVICES                                       2,498,410
                                                                --------------

   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+                                     28,530           988,565
                                                                --------------

TOTAL INTERNET SOFTWARE & SERVICES                                     988,565
                                                                --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*                        28,700           660,674
                                                                --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               660,674
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                       20,940    $      288,763
                                                                --------------

TOTAL OFFICE ELECTRONICS                                               288,763
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                        36,361,800
                                                                --------------

HEALTH CARE 10.5%
   PHARMACEUTICALS 5.6%
   Pfizer, Inc.                                      193,630         5,340,315
   Johnson & Johnson, Inc.+                           79,540         5,170,100
   Abbott Laboratories                                46,090         2,258,871
   Merck & Co., Inc.                                  60,020         1,848,616
   Watson Pharmaceuticals, Inc.*+                     34,140         1,009,178
   Eli Lilly & Co.                                     9,097           506,794
   Wyeth                                               8,348           371,486
   Forest Laboratories, Inc.*+                         8,630           335,276
   Bristol-Myers Squibb Co.+                           6,540           163,369
                                                                --------------

TOTAL PHARMACEUTICALS                                               17,004,005
                                                                --------------

   HEALTH CARE PROVIDERS & SERVICES 2.2%
   Aetna, Inc.                                        18,650         1,544,593
   CIGNA Corp.                                        12,450         1,332,524
   Humana, Inc.*+                                     29,330         1,165,574
   Medco Health Solutions, Inc.*+                     18,030           962,081
   WellPoint, Inc.*                                   10,510           731,916
   Laboratory Corporation of America
       Holdings*+                                     11,350           566,365
   UnitedHealth Group, Inc.+                           8,870           462,482
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               6,765,535
                                                                --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
   Boston Scientific Corp.*                           51,330         1,385,910
   Waters Corp.*                                      27,450         1,020,317
   Becton, Dickinson & Co.                            16,420           861,557
   Bausch & Lomb, Inc.+                                9,940           825,020
   Guidant Corp.                                       8,700           585,510
   Medtronic, Inc.                                     8,530           441,769
   Hospira, Inc.*                                      2,640           102,960
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               5,223,043
                                                                --------------



NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*                                       32,100    $    1,940,766
   Applera Corp. - Applied Biosystems
       Group+                                         49,200           967,764
   Biogen Idec, Inc.*                                    910            31,349
                                                                --------------

TOTAL BIOTECHNOLOGY                                                  2,939,879
                                                                --------------

TOTAL HEALTH CARE                                                   31,932,462
                                                                --------------

INDUSTRIALS 8.9%
   INDUSTRIAL CONGLOMERATES 3.6%
   General Electric Co.                              207,360         7,185,024
   Tyco International Ltd.                            71,030         2,074,076
   3M Co.+                                            14,070         1,017,261
   Textron, Inc.                                       7,550           572,667
                                                                --------------

TOTAL INDUSTRIAL CONGLOMERATES                                      10,849,028
                                                                --------------

   AEROSPACE & DEFENSE 1.8%
   Lockheed Martin Corp.+                             23,520         1,525,742
   Raytheon Co.                                       34,040         1,331,645
   Rockwell Collins, Inc.+                            23,390         1,115,235
   L-3 Communications Holdings, Inc.+                 11,280           863,822
   Boeing Co.                                          5,209           343,794
   United Technologies Corp.                           4,308           221,216
   Northrop Grumman Corp.                                290            16,023
                                                                --------------

TOTAL AEROSPACE & DEFENSE                                            5,417,477
                                                                --------------

   MACHINERY 1.1%
   Eaton Corp.                                        19,060         1,141,694
   Cummins, Inc.+                                     14,410         1,075,130
   Paccar, Inc.                                        7,610           517,480
   Ingersoll-Rand Co. -- Class A                       5,850           417,397
   Parker Hannifin Corp.                               3,380           209,594
                                                                --------------

TOTAL MACHINERY                                                      3,361,295
                                                                --------------

   AIR FREIGHT & COURIERS 0.7%
   FedEx Corp.                                        17,160         1,390,132
   United Parcel Service, Inc. --
       Class B+                                       12,062           834,208
                                                                --------------

TOTAL AIR FREIGHT & COURIERS                                         2,224,340
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Robert Half International, Inc.                    39,330    $      982,070
   Cendant Corp.                                      36,690           820,755
   Equifax, Inc.                                       1,010            36,067
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,838,892
                                                                --------------

   ROAD & RAIL 0.4%
   Burlington Northern Santa Fe Corp.                 24,200         1,139,336
   CSX Corp.                                           1,380            58,871
                                                                --------------

TOTAL ROAD & RAIL                                                    1,198,207
                                                                --------------

   ELECTRICAL EQUIPMENT 0.3%
   Rockwell Automation, Inc.                          20,630         1,004,887
                                                                --------------

TOTAL ELECTRICAL EQUIPMENT                                           1,004,887
                                                                --------------

   BUILDING PRODUCTS 0.2%
   Masco Corp.                                        15,000           476,400
                                                                --------------

TOTAL BUILDING PRODUCTS                                                476,400
                                                                --------------

   AIRLINES 0.1%
   Delta Air Lines, Inc.*+                            59,710           224,510
                                                                --------------

TOTAL AIRLINES                                                         224,510
                                                                --------------

   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.                                         1,840           105,966
                                                                --------------

TOTAL CONSTRUCTION & ENGINEERING                                       105,966
                                                                --------------

   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                 1,790            98,074
                                                                --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  98,074
                                                                --------------

TOTAL INDUSTRIALS                                                   26,799,076
                                                                --------------

CONSUMER DISCRETIONARY 8.8%
   MEDIA 2.9%
   Comcast Corp. -- Class A*+                         75,470         2,316,929
   McGraw-Hill Cos., Inc.+                            30,430         1,346,528
   Gannett Co., Inc.                                  18,520         1,317,328




NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Clear Channel Communications, Inc.+                37,180    $    1,149,977
   Walt Disney Co.                                    35,290           888,602
   Time Warner, Inc.*                                 45,610           762,143
   Omnicom Group+                                      9,160           731,518
   Viacom, Inc. -- Class B                             8,970           287,219
   News Corp. -- Class A+                              3,100            50,158
                                                                --------------

TOTAL MEDIA                                                          8,850,402
                                                                --------------

   SPECIALTY RETAIL 1.8%
   Home Depot, Inc.                                   72,020         2,801,578
   Toys 'R' Us, Inc.*+                                41,500         1,098,920
   Limited Brands, Inc.+                              49,010         1,049,794
   Sherwin-Williams Co.                                9,860           464,307
   AutoNation, Inc.*+                                  7,290           149,591
   Lowe's Cos., Inc.                                     150             8,733
                                                                --------------

TOTAL SPECIALTY RETAIL                                               5,572,923
                                                                --------------

   HOTELS RESTAURANTS & LEISURE 1.2%
   McDonald's Corp.                                   58,900         1,634,475
   Darden Restaurants, Inc.                           30,310           999,624
   Carnival Corp.+                                    14,050           766,427
   Starbucks Corp.*+                                   2,260           116,752
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   3,517,278
                                                                --------------

   MULTILINE RETAIL 1.0%
   Federated Department Stores, Inc.+                 12,510           916,733
   Nordstrom, Inc.+                                   13,130           892,446
   Dillard's, Inc. -- Class A+                        36,320           850,614
   Sears Holdings Corp.*+                              2,160           323,719
   Target Corp.                                        1,880           102,291
                                                                --------------

TOTAL MULTILINE RETAIL                                               3,085,803
                                                                --------------

   HOUSEHOLD DURABLES 0.5%
   Black & Decker Corp.+                              12,750         1,145,587
   Pulte Homes, Inc.+                                  1,910           160,918
   Stanley Works                                       3,530           160,756
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                             1,467,261
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   AUTOMOBILES 0.4%
   Ford Motor Co.+                                   107,820    $    1,104,077
                                                                --------------

TOTAL AUTOMOBILES                                                    1,104,077
                                                                --------------

   TEXTILES & APPAREL 0.4%
   Nike, Inc. -- Class B+                             12,420         1,075,572
                                                                --------------

TOTAL TEXTILES & APPAREL                                             1,075,572
                                                                --------------

   INTERNET & CATALOG RETAIL 0.3%
   eBay, Inc.*+                                       26,480           874,105
                                                                --------------

TOTAL INTERNET & CATALOG RETAIL                                        874,105
                                                                --------------

   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Brunswick Corp.                                    11,240           486,917
   Mattel, Inc.+                                         200             3,660
                                                                --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                     490,577
                                                                --------------

   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                       30,560           455,344
                                                                --------------

TOTAL AUTO COMPONENTS                                                  455,344
                                                                --------------

   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                   3,800           156,142
                                                                --------------

TOTAL DISTRIBUTORS                                                     156,142
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                        26,649,484
                                                                --------------

CONSUMER STAPLES 8.0%
   FOOD & DRUG RETAILING 2.3%
   Wal-Mart Stores, Inc.                              71,280         3,435,696
   Safeway, Inc.+                                     52,440         1,184,619
   Albertson's, Inc.+                                 47,470           981,680
   Costco Wholesale Corp.+                            18,080           810,346
   Walgreen Co.+                                       8,670           398,733
                                                                --------------

TOTAL FOOD & DRUG RETAILING                                          6,811,074
                                                                --------------

   BEVERAGES 1.8%
   Anheuser-Busch Cos., Inc.+                         36,680         1,678,110
   PepsiCo, Inc.                                      24,574         1,325,276
   Coca-Cola Co.                                      29,490         1,231,207




NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Brown-Forman Corp. -- Class B                      18,310    $    1,107,023
   Pepsi Bottling Group, Inc.                          3,080            88,119
                                                                --------------

TOTAL BEVERAGES                                                      5,429,735
                                                                --------------

   HOUSEHOLD PRODUCTS 1.4%
   Procter & Gamble Co.+                              37,935         2,001,071
   Kimberly-Clark Corp.                               25,540         1,598,549
   Clorox Co.                                          7,240           403,413
   Colgate-Palmolive Co.                               6,900           344,379
                                                                --------------

TOTAL HOUSEHOLD PRODUCTS                                             4,347,412
                                                                --------------

   TOBACCO 1.1%
   Altria Group, Inc.                                 30,980         2,003,166
   Reynolds American, Inc.+                           14,200         1,118,960
   UST, Inc.+                                          3,630           165,746
                                                                --------------

TOTAL TOBACCO                                                        3,287,872
                                                                --------------

   FOOD PRODUCTS 0.9%
   Archer-Daniels-Midland Co.+                        60,950         1,303,111
   General Mills, Inc.+                               26,190         1,225,430
   Sara Lee Corp.                                      8,733           173,001
   Hershey Co.                                         1,220            75,762
   ConAgra Foods, Inc.                                 2,330            53,963
                                                                --------------

TOTAL FOOD PRODUCTS                                                  2,831,267
                                                                --------------

   PERSONAL PRODUCTS 0.5%
   Alberto-Culver Co. -- Class B                      22,340           967,992
   Avon Products, Inc.                                11,080           419,378
   Gillette Co.                                        3,763           190,521
                                                                --------------

TOTAL PERSONAL PRODUCTS                                              1,577,891
                                                                --------------

TOTAL CONSUMER STAPLES                                              24,285,251
                                                                --------------

ENERGY 6.5%
   OIL & GAS 6.0%
   Exxon Mobil Corp.                                 137,140         7,881,436
   Occidental Petroleum Corp.+                        20,760         1,597,067
   Chevron Corp.+                                     28,470         1,592,042
   Valero Energy Corp.+                               19,260         1,523,658
   ConocoPhillips                                     21,790         1,252,707
   Devon Energy Corp.+                                20,220         1,024,750
   Williams Cos., Inc.+                               52,440           996,360

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Unocal Corp.                                       12,050    $      783,852
   Burlington Resources, Inc.+                         8,650           477,826
   Sunoco, Inc.+                                       3,590           408,111
   Kerr-McGee Corp.                                    5,060           386,129
   XTO Energy, Inc.+                                   2,300            78,177
   EOG Resources, Inc.                                   370            21,016
                                                                --------------

TOTAL OIL & GAS                                                     18,023,131
                                                                --------------

   ENERGY EQUIPMENT & SERVICES 0.5%
   Schlumberger Ltd.+                                 13,260         1,006,965
   Transocean, Inc.*+                                 10,720           578,558
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    1,585,523
                                                                --------------

TOTAL ENERGY                                                        19,608,654
                                                                --------------

UTILITIES 3.4%
   ELECTRIC UTILITIES 1.9%
   Exelon Corp.+                                      25,750         1,321,747
   American Electric Power Co., Inc.+                 35,360         1,303,723
   Entergy Corp.                                      13,470         1,017,659
   CenterPoint Energy, Inc.+                          76,920         1,016,113
   TXU Corp.                                           7,760           644,778
   Allegheny Energy, Inc.*+                           18,150           457,743
   Edison International+                               1,750            70,963
                                                                --------------

TOTAL ELECTRIC UTILITIES                                             5,832,726
                                                                --------------

   MULTI-UTILITIES 1.4%
   Duke Energy Corp.+                                 55,170         1,640,204
   Constellation Energy Group, Inc.                   21,560         1,243,797
   CMS Energy Corp.*                                  75,890         1,142,903
   Sempra Energy                                       1,630            67,335
                                                                --------------

TOTAL MULTI-UTILITIES                                                4,094,239
                                                                --------------

   GAS UTILITIES 0.1%
   KeySpan Corp.+                                      9,180           373,626
                                                                --------------

TOTAL GAS UTILITIES                                                    373,626
                                                                --------------

TOTAL UTILITIES                                                     10,300,591
                                                                --------------




NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 2.5%
   DIVERSIFIED TELECOMMUNICATION
       SERVICES 2.3%
   Verizon Communications, Inc.+                      78,490    $    2,711,830
   Sprint Corp.+                                      60,650         1,521,709
   Alltel Corp.+                                      23,080         1,437,422
   SBC Communications, Inc.+                          31,040           737,200
   CenturyTel, Inc.+                                  10,010           346,646
   BellSouth Corp.+                                    4,270           113,454
                                                                --------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                             6,868,261
                                                                --------------

   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Nextel Communications, Inc. --
       Class A*                                       24,640           796,118
                                                                --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                              796,118
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                     7,664,379
                                                                --------------

MATERIALS 2.3%
   CHEMICALS 1.3%
   Dow Chemical Co.                                   38,290         1,705,054
   Eastman Chemical Co.                               18,180         1,002,627
   Monsanto Co.                                       10,690           672,080
   Air Products & Chemicals, Inc.                      7,080           426,924
   E.I. du Pont de Nemours & Co.                       2,230            95,912
                                                                --------------

TOTAL CHEMICALS                                                      3,902,597
                                                                --------------

   METALS & MINING 0.5%
   United States Steel Corp.+                         15,430           530,329
   Nucor Corp.+                                       11,400           520,068
   Phelps Dodge Corp.+                                 3,650           337,625
                                                                --------------

TOTAL METALS & MINING                                                1,388,022
                                                                --------------

   PAPER & FOREST PRODUCTS 0.4%
   Weyerhaeuser Co.                                   14,820           943,293
   Louisiana-Pacific Corp.+                            4,530           111,348
                                                                --------------

TOTAL PAPER & FOREST PRODUCTS                                        1,054,641
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   CONTAINERS & PACKAGING 0.1%
   Ball Corp.                                         11,250    $      404,550
                                                                --------------

TOTAL CONTAINERS & PACKAGING                                           404,550
                                                                --------------

   CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co.                                2,230           144,928
                                                                --------------

TOTAL CONSTRUCTION MATERIALS                                           144,928
                                                                --------------

TOTAL MATERIALS                                                      6,894,738
                                                                --------------

TOTAL COMMON STOCKS
   (Cost $206,144,366)                                             239,297,327
                                                                --------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 18.0%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at 2.90% due
07/01/05                                       $  20,651,201        20,651,201
Morgan Stanley at 2.90% due 07/01/05              13,042,864        13,042,864
Citigroup, Inc. at 2.85% due 07/01/05              8,695,242         8,695,242
Lehman Brothers, Inc. at 2.85% due
07/01/05                                          12,117,733        12,117,733
                                                                --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $54,507,040)                                               54,507,040
                                                                --------------

SECURITIES LENDING COLLATERAL 17.2%
Investment in Securities Lending Short
Term
   Investment Portfolio Held by
       U.S. Bank                                  52,029,149        52,029,149
                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $52,029,149)                                                  52,029,149
                                                                --------------

TOTAL INVESTMENTS 114.2%
   (Cost $312,680,555)                                          $  345,833,516
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (14.2)%                                             $  (42,998,725)
                                                                --------------




NOVA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                             $  302,834,791

--------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                   CONTRACTS              LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 S&P 500 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $214,801,250)                             3,595    $   (2,234,607)
                                                                --------------
*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.




URSA MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 56.0%
Federal Home Loan Bank*
   3.02% due 07/20/05                          $  50,000,000    $   49,920,305
   3.00% due 07/27/05                             50,000,000        49,891,667
   3.03% due 08/15/05                             50,000,000        49,810,625
   2.93% due 07/19/05                             25,000,000        24,963,375
   3.04% due 07/22/05                             25,000,000        24,955,667
Freddie Mac*
   2.93% due 07/07/05                             25,000,000        24,987,792
   3.03% due 07/28/05                             25,000,000        24,943,187
                                                                --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $249,472,618)                                             249,472,618
                                                                --------------

REPURCHASE AGREEMENTS 40.8%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc.
at 2.90% due 07/01/05                          $  59,678,122    $   59,678,122
Morgan Stanley at 2.90% due
07/01/05                                          37,691,445        37,691,445
Citigroup, Inc. at 2.85% due
07/01/05                                          25,127,630        25,127,630
Lehman Brothers, Inc. at 2.85%
due 07/01/05+                                     59,561,462        59,561,462
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $182,058,659)                                             182,058,659
                                                                --------------

TOTAL INVESTMENTS 96.8%
   (Cost $431,531,277)                                          $  431,531,277
                                                                --------------

OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.2%                                           $   14,316,356
                                                                --------------

NET ASSETS - 100.0%                                             $  445,847,633

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS              GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 S&P 500 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $201,955,000)                             3,380    $    1,480,332
                                                                --------------

                                                       UNITS
                                               -------------
EQUITY INDEX SWAP AGREEMENT
September 2005 S&P 500 Index
Swap, Maturing 09/14/05**
   (Notional Market Value
   $243,546,170)                                     204,432    $    2,155,997
                                                                --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2005.




OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 96.4%
INFORMATION TECHNOLOGY 55.5%
   SOFTWARE 16.5%
   Microsoft Corp.                                 2,347,960    $   58,323,327
   Oracle Corp.*                                   1,503,480        19,845,936
   Symantec Corp.*+                                  540,960        11,760,470
   Electronic Arts, Inc.*+                           177,400        10,042,614
   Intuit, Inc.*+                                    207,030         9,339,123
   Adobe Systems, Inc.+                              304,540         8,715,935
   Citrix Systems, Inc.*                             374,070         8,102,356
   Veritas Software Corp.*                           269,560         6,577,264
   Autodesk, Inc.                                    180,150         6,191,756
   Check Point Software
      Technologies Ltd.*+                            230,270         4,559,346
   BEA Systems, Inc.*                                516,830         4,537,767
   Mercury Interactive Corp.*+                       112,640         4,320,870
                                                                --------------

TOTAL SOFTWARE                                                     152,316,764
                                                                --------------

   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 13.3%
   Intel Corp.                                     1,586,610        41,347,056
   Applied Materials, Inc.+                        1,042,540        16,868,297
   Lam Research Corp.*+                              418,370        12,107,628
   Maxim Integrated Products, Inc.                   270,790        10,346,886
   KLA-Tencor Corp.+                                 225,100         9,836,870
   Marvell Technology Group Ltd.*+                   192,030         7,304,821
   Linear Technology Corp.+                          187,530         6,880,476
   Novellus Systems, Inc.*+                          231,060         5,709,493
   ATI Technologies, Inc.*                           471,210         5,583,838
   Broadcom Corp. -- Class A*+                       151,670         5,385,802
   Altera Corp.*                                      55,110         1,092,280
                                                                --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                          122,463,447
                                                                --------------

   COMMUNICATIONS EQUIPMENT 10.9%
   Qualcomm, Inc.                                  1,376,450        45,436,614
   Cisco Systems, Inc.*                            1,698,580        32,459,864
   Research In Motion Ltd.*+                         120,410         8,880,238
   Telefonaktiebolaget LM Ericsson --
      SP ADR*+                                       159,820         5,106,249
   Comverse Technology, Inc.*+                       139,780         3,305,797
   Juniper Networks, Inc.*+                          113,860         2,866,995

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   JDS Uniphase Corp.*+                            1,276,422    $    1,940,161
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                      99,995,918
                                                                --------------

   COMPUTERS & PERIPHERALS 8.7%
   Apple Computer, Inc.*+                            821,790        30,250,090
   Dell, Inc.*                                       677,380        26,763,284
   Network Appliance, Inc.*+                         308,810         8,730,059
   Sandisk Corp.*+                                   334,240         7,931,515
   QLogic Corp.*+                                    103,170         3,184,858
   Sun Microsystems, Inc.*                           836,410         3,119,809
                                                                --------------

TOTAL COMPUTERS & PERIPHERALS                                       79,979,615
                                                                --------------

   INTERNET SOFTWARE & SERVICES 2.8%
   Yahoo!, Inc.*                                     568,200        19,688,130
   VeriSign, Inc.*+                                  208,750         6,003,650
                                                                --------------

TOTAL INTERNET SOFTWARE & SERVICES                                  25,691,780
                                                                --------------

   IT CONSULTING & SERVICES 2.4%
   Fiserv, Inc.*+                                    269,470        11,573,737
   Paychex, Inc.                                     190,730         6,206,354
   Cognizant Technology Solutions
       Corp.*+                                        86,460         4,074,860
                                                                --------------

TOTAL IT CONSULTING & SERVICES                                      21,854,951
                                                                --------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
   Flextronics International Ltd.*+                  393,610         5,199,588
   CDW Corp.                                          36,560         2,087,211
   Sanmina-SCI Corp.*                                252,260         1,379,862
   Molex, Inc.                                             1                26
                                                                --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             8,666,687
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                       510,969,162
                                                                --------------

CONSUMER DISCRETIONARY 19.7%
   MEDIA 5.9%
   Comcast Corp. -- Class A*+                        744,770        22,864,439
   Liberty Global, Inc. -- Class A*+                 164,410         7,673,015
   Pixar*+                                           121,920         6,102,096
   Sirius Satellite Radio, Inc.*+                    907,120         5,878,137
   NTL, Inc.*+                                        83,330         5,701,439




OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc.*+               149,680    $    5,038,229
   EchoStar Communications Corp.+                     39,360         1,186,704
   Lamar Advertising Co.*                                  4               171
                                                                --------------

TOTAL MEDIA                                                         54,444,230
                                                                --------------

   INTERNET & CATALOG RETAIL 4.5%
   eBay, Inc.*+                                      737,030        24,329,360
   InterActiveCorp*+                                 477,110        11,474,495
   Amazon.com, Inc.*+                                179,020         5,921,982
                                                                --------------

TOTAL INTERNET & CATALOG RETAIL                                     41,725,837
                                                                --------------

   SPECIALTY RETAIL 2.8%
   Bed Bath & Beyond, Inc.*+                         335,910        14,034,320
   Staples, Inc.                                     416,230         8,874,023
   Ross Stores, Inc.+                                 73,400         2,121,994
   Petsmart, Inc.                                     28,720           871,652
                                                                --------------

TOTAL SPECIALTY RETAIL                                              25,901,989
                                                                --------------

   HOTELS RESTAURANTS & LEISURE 2.6%
   Starbucks Corp.*+                                 414,960        21,436,834
   Wynn Resorts Ltd.*+                                51,560         2,437,241
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                  23,874,075
                                                                --------------

   MULTILINE RETAIL 2.1%
   Sears Holdings Corp.*+                            121,240        18,170,239
   Dollar Tree Stores, Inc.*+                         45,290         1,086,960
                                                                --------------

TOTAL MULTILINE RETAIL                                              19,257,199
                                                                --------------

   COMMERCIAL SERVICES & SUPPLIES 1.4%
   Apollo Group, Inc. -- Class A*+                   119,690         9,362,152
   Career Education Corp.*+                           91,090         3,334,805
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                12,696,957
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   HOUSEHOLD DURABLES 0.4%
   Garmin Ltd.+                                       77,750    $    3,323,812
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                             3,323,812
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                       181,224,099
                                                                --------------

HEALTH CARE 12.0%
   BIOTECHNOLOGY 8.4%
   Amgen, Inc.*+                                     598,480        36,184,101
   Genzyme Corp.*                                    199,360        11,979,542
   Gilead Sciences, Inc.*                            250,410        11,015,536
   Biogen Idec, Inc.*                                270,230         9,309,424
   Chiron Corp.*+                                    161,690         5,641,364
   Invitrogen Corp.*+                                 44,660         3,719,731
                                                                --------------

TOTAL BIOTECHNOLOGY                                                 77,849,698
                                                                --------------

   HEALTH CARE PROVIDERS & SERVICES 1.3%
   Express Scripts, Inc.*+                           100,610         5,028,488
   Patterson Cos., Inc.*+                             99,440         4,482,755
   Lincare Holdings, Inc.*+                           54,600         2,229,864
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                              11,741,107
                                                                --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Biomet, Inc.+                                     229,929         7,964,741
   DENTSPLY International, Inc.+                      57,190         3,088,260
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              11,053,001
                                                                --------------

   PHARMACEUTICALS 1.1%
   Teva Pharmaceutical Industries
      Ltd. -- SP ADR+                                321,360        10,007,150
                                                                --------------

TOTAL PHARMACEUTICALS                                               10,007,150
                                                                --------------

TOTAL HEALTH CARE                                                  110,650,956
                                                                --------------




OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 4.2%
   WIRELESS TELECOMMUNICATION SERVICES 3.4%
   Nextel Communications, Inc.
      -- Class A*                                    969,670    $   31,330,038
                                                                --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                           31,330,038
                                                                --------------

   DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.8%
   MCI, Inc.+                                        239,090         6,147,004
   Level 3 Communications, Inc.*+                    529,160         1,074,195
                                                                --------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                             7,221,199
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                    38,551,237
                                                                --------------

INDUSTRIALS 3.0%
   MACHINERY 1.0%
   Paccar, Inc.                                      131,100         8,914,800
                                                                --------------

TOTAL MACHINERY                                                      8,914,800
                                                                --------------

   AIR FREIGHT & COURIERS 0.7%
   Expeditors International
      Washington, Inc.+                               74,870         3,729,275
   C.H. Robinson Worldwide, Inc.+                     56,020         3,260,364
                                                                --------------

TOTAL AIR FREIGHT & COURIERS                                         6,989,639
                                                                --------------

   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Cintas Corp.+                                     139,420         5,381,612
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 5,381,612
                                                                --------------

   TRADING COMPANIES & DISTRIBUTORS 0.4%
   Fastenal Co.+                                      58,540         3,586,160
                                                                --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                               3,586,160
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion Corp.                   123,090    $    2,903,693
                                                                --------------

TOTAL ELECTRICAL EQUIPMENT                                           2,903,693
                                                                --------------

TOTAL INDUSTRIALS                                                   27,775,904
                                                                --------------

CONSUMER STAPLES 1.5%
   FOOD & DRUG RETAILING 1.5%
   Costco Wholesale Corp.+                           196,890         8,824,610
   Whole Foods Market, Inc.+                          39,740         4,701,242
                                                                --------------

TOTAL FOOD & DRUG RETAILING                                         13,525,852
                                                                --------------

TOTAL CONSUMER STAPLES                                              13,525,852
                                                                --------------

MATERIALS 0.5%
   CHEMICALS 0.3%
   Sigma-Aldrich Corp.                                41,690         2,336,307
                                                                --------------

TOTAL CHEMICALS                                                      2,336,307
                                                                --------------

   CONTAINERS & PACKAGING 0.2%
   Smurfit-Stone Container Corp.*+                   217,480         2,211,772
                                                                --------------

TOTAL CONTAINERS & PACKAGING                                         2,211,772
                                                                --------------

TOTAL MATERIALS                                                      4,548,079
                                                                --------------

TOTAL COMMON STOCKS
   (Cost $564,412,128)                                             887,245,289
                                                                --------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 3.3%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at 2.90% due
07/01/05                                       $  11,534,926    $   11,534,926
Morgan Stanley at 2.90% due
07/01/05                                           7,285,216         7,285,216
Citigroup, Inc. at 2.85% due
07/01/05                                           4,856,811         4,856,811
Lehman Brothers, Inc. at 2.85% due
07/01/05                                           6,768,475         6,768,475
                                                                --------------




OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $30,445,428)                                               30,445,428
                                                                --------------

------------------------------------------------------------------------------
                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 29.0%
Investment in Securities Lending Short
Term
   Investment Portfolio Held by
      U.S. Bank                                  266,811,082    $  266,811,082
                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $266,811,082)                                             266,811,082
                                                                --------------

TOTAL INVESTMENTS 128.7%
   (Cost $861,668,638)                                          $1,184,501,799
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
      ASSETS - (28.7)%                                          $ (264,250,029)
                                                                --------------

NET ASSETS - 100.0%                                             $  920,251,770

------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                   CONTRACTS              LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $35,008,250)                              1,165    $     (837,755)
                                                                --------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.




ARKTOS MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 96.9%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                           $    76,420,216   $    76,420,216
Morgan Stanley at 2.90% due
07/01/05                                          48,265,400        48,265,400
Citigroup, Inc. at 2.85% due
07/01/05                                          32,176,933        32,176,933
Lehman Brothers, Inc. at 2.85%
due 07/01/05+                                     64,031,208        64,031,208
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $220,893,757)                                              220,893,757
                                                               ---------------

TOTAL INVESTMENTS 96.9%
  (Cost $220,893,757)                                          $   220,893,757

                                                               ---------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 3.1%                                           $     7,100,298
                                                               ---------------
NET ASSETS - 100.0%                                            $   227,994,055

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS              GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 Nasdaq 100
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $39,816,250)                               1,325   $       954,281
                                                               ---------------

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
September 2005 Nasdaq 100
Index Swap, Maturing
09/14/05*
  (Notional Market Value
  $187,783,257)                                      125,732   $     4,324,476
                                                               ---------------

*     Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2005.




MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS  73.3%
CONSUMER DISCRETIONARY 14.9%
  SPECIALTY RETAIL 4.7%
  Aeropostale, Inc.*+                                  16,960   $      569,856
  Abercrombie & Fitch Co. --
      Class A                                           6,810          467,847
  Foot Locker, Inc.                                    15,730          428,171
  American Eagle Outfitters, Inc.+                     13,640          418,066
  Rent-A-Center, Inc.*                                 15,740          366,585
  Advance Auto Parts, Inc.*                             5,620          362,771
  Michaels Stores, Inc.+                                7,120          294,554
  Pacific Sunwear of
      California, Inc.*+                               12,130          278,869
  Payless Shoesource, Inc.*+                           14,200          272,640
  Urban Outfitters, Inc.*+                              4,460          252,837
  Chico's FAS, Inc.*+                                   7,050          241,674
  Barnes & Noble, Inc.*                                 5,330          206,804
  CarMax, Inc.*+                                        4,730          126,054
  Claire's Stores, Inc.                                 4,450          107,023
                                                                --------------

TOTAL SPECIALTY RETAIL                                               4,393,751
                                                                --------------

  HOUSEHOLD DURABLES 3.6%
  D.R. Horton, Inc.                                    19,010          714,966
  Lennar Corp. -- Class A+                             10,330          655,438
  Mohawk Industries, Inc.*                              7,170          591,525
  Toll Brothers, Inc.*+                                 4,900          497,595
  Harman International
      Industries, Inc.                                  4,980          405,173
  Hovnanian Enterprises, Inc. --
      Class A*+                                         2,860          186,472
  Ryland Group, Inc.                                    1,960          148,705
  Blyth, Inc.                                           5,150          144,458
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                             3,344,332
                                                                --------------

  MEDIA 2.4%
  Washington Post Co. -- Class B                          770          642,973
  Media General, Inc.                                   8,597          556,742
  Catalina Marketing Corp.                             15,110          383,945
  Scholastic Corp.*+                                    7,480          288,354
  Westwood One, Inc.                                    7,350          150,160
  Valassis Communications,
      Inc.*+                                            3,540          131,157
  Harte-Hanks, Inc.                                     2,230           66,298
                                                                --------------

TOTAL MEDIA                                                          2,219,629
                                                                --------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  HOTELS RESTAURANTS & LEISURE 1.7%
  Brinker International, Inc.*                         12,480   $      499,824
  Boyd Gaming Corp.+                                    6,890          352,286
  CBRL Group, Inc.+                                     8,170          317,486
  Applebee's International, Inc.                        8,820          233,642
  International Speedway Corp.
      -- Class A                                        1,970          110,832
  Krispy Kreme Doughnuts, Inc.*+                          540            3,758
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   1,517,828
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Sotheby's Holdings, Inc. --
      Class A*                                         29,850          408,945
  Career Education Corp.*+                              7,510          274,941
  Laureate Education, Inc.*                             1,580           75,619
  Corinthian Colleges, Inc.*                            5,280           67,425
  ITT Educational Services,
      Inc.*+                                              390           20,834
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   847,764
                                                                --------------

  MULTILINE RETAIL 0.6%
  Neiman-Marcus Group, Inc. --
      Class A                                           3,480          337,282
  Dollar Tree Stores, Inc.*+                           10,310          247,440
                                                                --------------

TOTAL MULTILINE RETAIL                                                 584,722
                                                                --------------

  AUTO COMPONENTS 0.6%
  BorgWarner, Inc.                                      8,930          479,273
  Lear Corp.+                                           2,560           93,133
                                                                --------------

TOTAL AUTO COMPONENTS                                                  572,406
                                                                --------------

  TEXTILES & APPAREL 0.4%
  Timberland Co. -- Class A*                            8,720          337,638
                                                                --------------

TOTAL TEXTILES & APPAREL                                               337,638
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                        13,818,070
                                                                --------------

FINANCIALS 12.7%
  BANKS 3.2%
  Hibernia Corp. -- Class A                            22,720          753,849
  Bank of Hawaii Corp.                                 12,300          624,225
  SVB Financial Group*+                                11,460          548,934
  FirstMerit Corp.+                                    12,560          327,942




MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Colonial BancGroup, Inc.                             14,570   $      321,414
  Associated Banc-Corp.                                 7,260          244,372
  TCF Financial Corp.                                   3,600           93,168
  Cullen/Frost Bankers, Inc.                              280           13,342
                                                                --------------

TOTAL BANKS                                                          2,927,246
                                                                --------------

  INSURANCE 2.7%
  AmerUs Group Co.+                                    11,740          564,107
  W.R. Berkley Corp.                                   15,600          556,608
  Fidelity National Financial, Inc.                    12,050          430,065
  First American Corp.                                 10,440          419,062
  Ohio Casualty Corp.                                  10,990          265,738
  Everest Re Group Ltd.                                 1,900          176,700
  Stancorp Financial Group, Inc.                        1,280           98,022
  Allmerica Financial Corp.*                               80            2,967
                                                                --------------

TOTAL INSURANCE                                                      2,513,269
                                                                --------------

  REAL ESTATE 2.6%
  Developers Diversified Realty Corp.                  16,420          754,663
  Mack-Cali Realty Corp.                               13,406          607,292
  New Plan Excel Realty Trust                          18,340          498,298
  AMB Property Corp.+                                   8,300          360,469
  Regency Centers Corp.+                                2,720          155,584
  Highwoods Properties, Inc.                            1,310           38,985
                                                                --------------

TOTAL REAL ESTATE                                                    2,415,291
                                                                --------------

  CAPITAL MARKETS 2.0%
  A.G. Edwards, Inc.+                                   9,860          445,179
  Eaton Vance Corp.                                    17,086          408,526
  Legg Mason, Inc.+                                     3,190          332,111
  Raymond James Financial, Inc.                         8,870          250,578
  SEI Investments Co.                                   5,970          222,980
  Investors Financial Services Corp.+                   4,820          182,292
                                                                --------------

TOTAL CAPITAL MARKETS                                                1,841,666
                                                                --------------

  THRIFTS & MORTGAGE FINANCE 1.5%
  Radian Group, Inc.                                   14,990          707,828
  Independence Community Bank Corp.+                   16,410          606,021

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Washington Federal, Inc.                              3,940   $       92,669
                                                                --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                     1,406,518
                                                                --------------

  CONSUMER FINANCE 0.7%
  AmeriCredit Corp.*+                                  26,660          679,830
                                                                --------------

TOTAL CONSUMER FINANCE                                                 679,830
                                                                --------------

  DIVERSIFIED FINANCIALS 0.0%
  Leucadia National Corp.+                                280           10,816
                                                                --------------

TOTAL DIVERSIFIED FINANCIALS                                            10,816
                                                                --------------

TOTAL FINANCIALS                                                    11,794,636
                                                                --------------

INFORMATION TECHNOLOGY 10.4%
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
  Microchip Technology, Inc.                           27,690          820,178
  Lam Research Corp.*+                                 22,530          652,018
  International Rectifier Corp.*+                       8,850          422,322
  Cabot Microelectronics Corp.*+                       10,100          292,799
  Silicon Laboratories, Inc.*                           4,610          120,828
  Lattice Semiconductor Corp.*+                        26,530          117,793
  Cree, Inc.*+                                          3,390           86,344
  Atmel Corp.*                                         16,990           40,266
                                                                --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        2,552,548
                                                                --------------

  IT CONSULTING & SERVICES 2.5%
  DST Systems, Inc.*+                                  13,940          652,392
  Alliance Data Systems Corp.*                         15,885          644,296
  Anteon International Corp.*+                          6,300          287,406
  Cognizant Technology
      Solutions Corp.*+                                 5,780          272,412
  Acxiom Corp.                                         11,030          230,306
  CheckFree Corp.*+                                     6,340          215,940
  MPS Group, Inc.*                                      1,260           11,869
                                                                --------------

TOTAL IT CONSULTING & SERVICES                                       2,314,621
                                                                --------------




MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  SOFTWARE 1.7%
  Transaction Systems
      Architects, Inc. -- Class A*                     14,900   $      366,987
  Cadence Design Systems, Inc.*+                       25,210          344,369
  Sybase, Inc.*                                        10,280          188,638
  McAfee, Inc.*+                                        5,630          147,393
  Synopsys, Inc.*+                                      7,400          123,358
  Activision, Inc.*                                     6,850          113,162
  Fair Isaac Corp.+                                     2,170           79,205
  Wind River Systems, Inc.*+                            4,980           78,086
  Macrovision Corp.*+                                   3,330           75,058
  Macromedia, Inc.*                                     1,630           62,299
                                                                --------------

TOTAL SOFTWARE                                                       1,578,555
                                                                --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
  Arrow Electronics, Inc.*                             22,930          622,779
  Avnet, Inc.*+                                        15,030          338,626
  Amphenol Corp. -- Class A                             3,320          133,364
  National Instruments Corp.+                             910           19,292
                                                                --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,114,061
                                                                --------------

  COMPUTERS & PERIPHERALS 1.2%
  Diebold, Inc.+                                       13,220          596,354
  Sandisk Corp.*+                                      12,750          302,558
  Imation Corp.                                         2,980          115,594
  Western Digital Corp.*                                6,500           87,230
                                                                --------------

TOTAL COMPUTERS & PERIPHERALS                                        1,101,736
                                                                --------------

  COMMUNICATIONS EQUIPMENT 0.9%
  Harris Corp.                                         12,430          387,940
  3Com Corp.*+                                         55,050          200,382
  F5 Networks, Inc.*+                                   2,890          136,509
  CommScope, Inc.*                                      3,980           69,292
  ADTRAN, Inc.                                          1,180           29,252
  Utstarcom, Inc.*+                                       660            4,944
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                         828,319
                                                                --------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  OFFICE ELECTRONICS 0.2%
  Zebra Technologies Corp. --
      Class A*+                                         4,190   $      183,480
                                                                --------------

TOTAL OFFICE ELECTRONICS                                               183,480
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                         9,673,320
                                                                --------------

HEALTH CARE 8.8%
  HEALTH CARE PROVIDERS & SERVICES 4.0%
  Omnicare, Inc.+                                      16,990          720,886
  Pacificare Health Systems, Inc.*+                    10,070          719,501
  Coventry Health Care, Inc.*+                          9,860          697,595
  Lincare Holdings, Inc.*+                             15,450          630,978
  Patterson Cos., Inc.*+                               12,209          550,382
  Apria Healthcare Group, Inc.*                         7,177          248,611
  LifePoint Hospitals, Inc.*+                           1,400           70,728
  Community Health Systems, Inc.*+                      1,840           69,533
  Health Net, Inc.*+                                      260            9,922
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               3,718,136
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.1%
  Hillenbrand Industries, Inc.                         12,330          623,282
  Varian, Inc.*                                        12,680          479,177
  Varian Medical Systems, Inc.*+                        7,210          269,149
  DENTSPLY International, Inc.+                         4,500          243,000
  Edwards Lifesciences Corp.*                           4,820          207,357
  Inamed Corp.*                                         1,900          127,243
  Gen-Probe, Inc.*                                      1,440           52,171
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,001,379
                                                                --------------

  PHARMACEUTICALS 1.4%
  IVAX Corp.*+                                         23,570          506,755
  Barr Pharmaceuticals, Inc.*                           9,780          476,677
  Sepracor, Inc.*                                       5,030          301,850
                                                                --------------

TOTAL PHARMACEUTICALS                                                1,285,282
                                                                --------------

  BIOTECHNOLOGY 1.3%
  Invitrogen Corp.*+                                    5,710          475,586




MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Protein Design Labs, Inc.*+                          16,660   $      336,699
  Charles River Laboratories
      International, Inc.*+                             6,500          313,625
  Millennium Pharmaceuticals, Inc.*+                    6,830           63,314
                                                                --------------

TOTAL BIOTECHNOLOGY                                                  1,189,224
                                                                --------------

TOTAL HEALTH CARE                                                    8,194,021
                                                                --------------

INDUSTRIALS 8.4%
  COMMERCIAL SERVICES & SUPPLIES 3.8%
  Dun & Bradstreet Corp.*                              11,290          696,028
  Herman Miller, Inc.+                                 19,440          599,530
  Republic Services, Inc.                              15,180          546,632
  Deluxe Corp.                                         12,720          516,432
  Korn/Ferry International, Inc.*+                     25,470          452,092
  HNI Corp.                                             4,990          255,239
  ChoicePoint, Inc.*                                    5,530          221,477
  Rollins, Inc.                                         5,436          108,937
  Adesa, Inc.                                           3,030           65,963
  Copart, Inc.*                                         2,600           61,880
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,524,210
                                                                --------------

  MACHINERY 1.1%
  Kennametal, Inc.+                                    12,210          559,828
  Nordson Corp.                                         6,500          222,820
  Harsco Corp.                                          2,910          158,741
  Graco, Inc.                                           3,370          114,816
                                                                --------------

TOTAL MACHINERY                                                      1,056,205
                                                                --------------

  ROAD & RAIL 1.1%
  CNF, Inc.                                            10,400          466,960
  Yellow Roadway Corp.*+                                8,060          409,448
  J.B. Hunt Transport Services, Inc.+                   3,060           59,058
  Swift Transportation Co., Inc.*+                      2,420           56,362
                                                                --------------

TOTAL ROAD & RAIL                                                      991,828
                                                                --------------

  AEROSPACE & DEFENSE 0.8%
  Precision Castparts Corp.+                            6,510          507,129

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Alliant Techsystems, Inc.*+                           3,680   $      259,808
                                                                --------------

TOTAL AEROSPACE & DEFENSE                                              766,937
                                                                --------------

  ELECTRICAL EQUIPMENT 0.8%
  Thomas & Betts Corp.*                                17,850          504,084
  AMETEK, Inc.                                          5,420          226,827
                                                                --------------

TOTAL ELECTRICAL EQUIPMENT                                             730,911
                                                                --------------

  AIR FREIGHT & COURIERS 0.3%
  C.H. Robinson Worldwide, Inc.+                        3,930          228,726
                                                                --------------

TOTAL AIR FREIGHT & COURIERS                                           228,726
                                                                --------------
  AIRLINES 0.2%
  Alaska Air Group, Inc.*+                              7,560          224,910
                                                                --------------

TOTAL AIRLINES                                                         224,910
                                                                --------------

  CONSTRUCTION & ENGINEERING 0.2%
  Dycom Industries, Inc.*+                              7,480          148,179
  Quanta Services, Inc.*+                               3,660           32,208
  Granite Construction, Inc.                              630           17,703
                                                                --------------

TOTAL CONSTRUCTION & ENGINEERING                                       198,090
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.1%
  GATX Corp.+                                           2,970          102,465
                                                                --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 102,465
                                                                --------------

  INDUSTRIAL CONGLOMERATES 0.0%
  Teleflex, Inc.                                          260           15,436
                                                                --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          15,436
                                                                --------------

  MARINE 0.0%
  Alexander & Baldwin, Inc.                               160            7,416
                                                                --------------

TOTAL MARINE                                                             7,416
                                                                --------------

TOTAL INDUSTRIALS                                                    7,847,134
                                                                --------------




MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
ENERGY 6.0%
  OIL & GAS 3.0%
  Pioneer Natural Resources Co.+                       15,974   $      672,186
  Overseas Shipholding Group, Inc.                      7,954          474,456
  Forest Oil Corp.*                                     9,710          407,820
  Peabody Energy Corp.                                  7,180          373,647
  Noble Energy, Inc.+                                   4,730          357,824
  Murphy Oil Corp.+                                     5,150          268,985
  Plains Exploration &
      Production Co.*                                   4,750          168,768
  Newfield Exploration Co.*                             1,260           50,261
                                                                --------------

TOTAL OIL & GAS                                                      2,773,947
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 3.0%
  Weatherford International Ltd.*+                      8,550          495,729
  Cooper Cameron Corp.*+                                5,800          359,890
  Tidewater, Inc.+                                      9,440          359,853
  Pride International, Inc.*                           13,970          359,029
  Grant Prideco, Inc.*                                 13,230          349,934
  Helmerich & Payne, Inc.+                              6,560          307,795
  Patterson-UTI Energy, Inc.+                          10,240          284,979
  ENSCO International, Inc.+                            7,140          255,255
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    2,772,464
                                                                --------------

TOTAL ENERGY                                                         5,546,411
                                                                --------------

UTILITIES 5.4%
  GAS UTILITIES 2.1%
  AGL Resources, Inc.                                  14,550          562,357
  Equitable Resources, Inc.                             7,640          519,520
  Oneok, Inc.+                                         12,510          408,452
  Questar Corp.                                         3,870          255,033
  National Fuel Gas Co.                                 7,760          224,342
                                                                --------------

TOTAL GAS UTILITIES                                                  1,969,704
                                                                --------------

  ELECTRIC UTILITIES 1.7%
  Sierra Pacific Resources*+                           43,560          542,322
  Pepco Holdings, Inc.+                                21,180          507,049
  DPL, Inc.+                                           11,300          310,185
  PNM Resources, Inc.+                                  6,340          182,656

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  NSTAR                                                   970   $       29,905
                                                                --------------

TOTAL ELECTRIC UTILITIES                                             1,572,117
                                                                --------------

  MULTI-UTILITIES 1.6%
  MDU Resources Group, Inc.                            23,130          651,572
  WPS Resources Corp.                                  10,310          579,937
  Aquila, Inc.*+                                       64,590          233,170
                                                                --------------

TOTAL MULTI-UTILITIES                                                1,464,679
                                                                --------------

TOTAL UTILITIES                                                      5,006,500
                                                                --------------

MATERIALS 3.2%
  CHEMICALS 2.0%
  Lyondell Chemical Co.+                               22,670          598,941
  Lubrizol Corp.                                       10,523          442,071
  FMC Corp.*+                                           5,670          318,314
  Sensient Technologies Corp.                           6,890          142,003
  Scotts Miracle-Gro Co. --
      Class A*                                          1,840          131,026
  Cytec Industries, Inc.                                2,170           86,366
  Olin Corp.+                                           3,520           64,205
  Albemarle Corp.                                       1,540           56,164
  Crompton Corp.                                        3,370           47,686
                                                                --------------

TOTAL CHEMICALS                                                      1,886,776
                                                                --------------

  CONTAINERS & PACKAGING 0.7%
  Packaging Corporation of
      America                                          25,180          530,039
  Longview Fibre Co.                                    3,390           69,664
                                                                --------------

TOTAL CONTAINERS & PACKAGING                                           599,703
                                                                --------------

  METALS & MINING 0.2%
  Steel Dynamics, Inc.+                                 8,610          226,013
                                                                --------------

TOTAL METALS & MINING                                                  226,013
                                                                --------------

  CONSTRUCTION MATERIALS 0.2%
  Martin Marietta Materials, Inc.                       3,150          217,728
                                                                --------------

TOTAL CONSTRUCTION MATERIALS                                           217,728
                                                                --------------




MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  PAPER & FOREST PRODUCTS 0.1%
  Bowater, Inc.+                                        2,570   $       83,191
                                                                --------------

TOTAL PAPER & FOREST PRODUCTS                                           83,191
                                                                --------------

TOTAL MATERIALS                                                      3,013,411
                                                                --------------

CONSUMER STAPLES 3.2%
  FOOD PRODUCTS 1.5%
  Hormel Foods Corp.                                   20,990          615,637
  Smithfield Foods, Inc.*                              21,400          583,578
  Lancaster Colony Corp.+                               4,420          189,706
                                                                --------------

TOTAL FOOD PRODUCTS                                                  1,388,921
                                                                --------------

  BEVERAGES 1.0%
  PepsiAmericas, Inc.                                  20,860          535,267
  Constellation Brands, Inc. --
      Class A*+                                        13,930          410,935
                                                                --------------

TOTAL BEVERAGES                                                        946,202
                                                                --------------

  HOUSEHOLD PRODUCTS 0.5%
  Church & Dwight Co., Inc.                             6,800          246,160
  Energizer Holdings, Inc.*                             3,790          235,624
                                                                --------------

TOTAL HOUSEHOLD PRODUCTS                                               481,784
                                                                --------------

  TOBACCO 0.1%
  Universal Corp.                                       1,770           77,491
                                                                --------------

TOTAL TOBACCO                                                           77,491
                                                                --------------

  FOOD & DRUG RETAILING 0.1%
  Whole Foods Market, Inc.+                               510           60,333
                                                                --------------

TOTAL FOOD & DRUG RETAILING                                             60,333
                                                                --------------

TOTAL CONSUMER STAPLES                                               2,954,731
                                                                --------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.3%
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Telephone & Data Systems,
      Inc.+                                             4,380   $      178,748
                                                                --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                              178,748
                                                                --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  Cincinnati Bell, Inc.*                               15,080           64,844
                                                                --------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                64,844
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                       243,592
                                                                --------------

TOTAL COMMON STOCKS
  (Cost $63,566,068)                                                68,091,826
                                                                --------------

                                                         FACE           MARKET
                                                       AMOUNT            VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  25.3%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                              $   7,705,385   $    7,705,385
Morgan Stanley at 2.90% due
07/01/05                                            4,866,559        4,866,559
Citigroup, Inc. at 2.85% due
07/01/05                                            3,244,373        3,244,373
Lehman Brothers, Inc. at 2.85%
due 07/01/05                                        4,521,374        4,521,374
Credit Suisse First Boston at
2.90% due 07/01/05++                                3,090,276        3,090,276
                                                                --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $23,427,967)                                                23,427,967
                                                                --------------

SECURITIES LENDING COLLATERAL 15.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
      U.S. Bank                                    14,764,783       14,764,783
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,764,783)                                                  14,764,783
                                                                --------------




MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 114.5%
  (Cost $101,758,818)                                           $  106,284,576
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (14.5)%                                              $  (13,422,801)
                                                                --------------

NET ASSETS - 100.0%                                             $   92,861,775

------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                    CONTRACTS      GAIN (LOSS)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 S&P MidCap 400
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $29,945,400)                                  435   $       73,512

                                                        UNITS
                                                -------------
EQUITY INDEX SWAP AGREEMENT
August 2005 S&P MidCap 400
Index Swap, Maturing 08/24/05**
  (Notional Market Value $41,074,314)                  59,968   $     (218,479)
                                                                --------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2005.

++ All or a portion of this security is held as equity index swap collateral at June 30, 2005.




INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 101.6%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at 2.90% due
07/01/05                                     $     1,780,307   $     1,780,307
Morgan Stanley at 2.90% due
07/01/05                                           1,124,404         1,124,404
Citigroup, Inc. at 2.85% due
07/01/05                                             749,603           749,603
Lehman Brothers, Inc. at 2.85% due
07/01/05                                           1,044,650         1,044,650
Credit Suisse First Boston at 2.90%
due 07/01/05+                                        360,484           360,484
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $5,059,448)                                                 5,059,448
                                                               ---------------

TOTAL INVESTMENTS 101.6%
   (Cost $5,059,448)                                           $     5,059,448
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (1.6)%                                             $       (79,295)
                                                               ---------------

NET ASSETS - 100.0%                                            $     4,980,153

------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                   CONTRACTS        GAIN(LOSS)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 S&P MidCap 400 Index
Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $2,891,280)                                  42   $        (5,400)
                                                               ---------------

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
August 2005 S&P MidCap
400 Index Swap, Maturing 08/24/05*
   (Notional Market Value $2,078,033)                  3,034   $         8,161
                                                               ---------------

* Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2005.


See Notes to Financial Statements.


MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS 76.6%
FINANCIALS 16.9%
  REAL ESTATE 5.8%
      Kilroy Realty Corp.                              10,240   $      486,298
      American Home Mortgage
      Investment Corp.+                                13,480          471,261
      Jones Lang LaSalle, Inc.*                        10,587          468,263
      Entertainment Properties Trust                   10,040          461,840
      Taubman Centers, Inc.                            13,350          455,101
      Commercial Net Lease Realty                      22,030          450,954
      LaSalle Hotel Properties                         13,450          441,294
      Impac Mortgage Holdings, Inc.                    23,390          436,223
      Eastgroup Properties                             10,340          435,417
      Corporate Office
      Properties Trust SBI/MD                          14,590          429,676
      Spirit Finance Corp.                             36,330          426,878
      Equity One, Inc.+                                18,649          423,332
      Sovran Self Storage, Inc.                         9,120          414,595
      Fieldstone Investment Corp.                      27,900          401,760
      Parkway Properties, Inc./MD                       7,842          392,178
      National Health
      Investors, Inc.                                  13,400          376,138
      MFA Mortgage Investments, Inc.+                  47,050          350,523
      Trammell Crow Co.*                               13,520          327,725
      Pennsylvania Real Estate
      Investment Trust+                                 6,141          291,698
      Meristar Hospitality Corp.*                      29,710          255,506
      Luminent Mortgage
      Capital, Inc.                                    21,811          235,341
      Arbor Realty Trust, Inc.                          7,330          210,371
      Bedford Property
      Investors, Inc.                                   8,320          191,526
      Capital Automotive REIT                           4,520          172,528
      BioMed Realty Trust, Inc.                         6,720          160,272
      Saxon Capital, Inc.                               8,410          143,559
      Realty Income Corp.+                              5,170          129,457
      Essex Property Trust, Inc.                        1,540          127,912
      CB Richard Ellis Group,
      Inc. -- Class A*                                  2,150           94,299
      Capstead Mortgage Corp.+                         11,038           91,395
      Equity Inns, Inc.                                 5,220           69,426

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      HomeBanc Corp./Atlanta GA                         7,096   $       64,503
      Newcastle Investment Corp.                        2,088           62,953
      New Century Financial Corp.                       1,140           58,653
      Equity Lifestyle
      Properties, Inc.                                  1,300           51,688
                                                                --------------

TOTAL REAL ESTATE                                                   10,060,543
                                                                --------------

  BANKS 5.2%
      Pacific Capital Bancorp                          14,210          526,907
      SVB Financial Group*+                            10,705          512,769
      First Bancorp Puerto Rico                        11,935          479,190
      Central Pacific Financial
      Corp. Co.                                        12,681          451,444
      Provident Bankshares Corp.                       14,050          448,335
      Umpqua Holding Corp.+                            18,956          446,224
      Greater Bay Bancorp                              16,846          444,229
      Hancock Holding Co.                              12,760          438,944
      FNB Corp.+                                       22,268          437,566
      TrustCo Bank Corp./NY                            32,942          430,223
      MB Financial Corp.                               10,647          424,070
      First Republic Bank                              11,484          405,730
      Cathay General Bancorp                           12,040          404,183
      First Financial Bancorp                          20,130          380,457
      Community Bank System, Inc.                      14,950          364,630
      PrivateBancorp, Inc.                              9,390          332,218
      Hanmi Financial Corp.                            17,263          288,292
      United Bankshares, Inc.                           7,993          284,631
      Citizens Banking Corp./MI                         7,970          240,853
      First Midwest Bancorp, Inc./IL+                   5,915          208,031
      UCBH Holdings, Inc.                              11,540          187,410
      Oriental Financial Group                         10,900          166,334
      First Community Bancorp/CA                        3,310          157,225
      Center Financial Corp.                            6,320          156,926
      Nara Bancorp, Inc.                               10,540          154,727
      East-West Bancorp, Inc.                           3,890          130,665
      Prosperity Bancshares, Inc.                       3,474           99,391
                                                                --------------

TOTAL BANKS                                                          9,001,604
                                                                --------------




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  THRIFTS & MORTGAGE FINANCE 2.6%
      Corus Bankshares, Inc.                            8,020   $      445,030
      FirstFed Financial Corp.*                         7,430          442,902
      Sterling Financial
      Corp./WA*                                        11,484          429,502
      Harbor Florida
      Bancshares, Inc.                                 11,300          423,072
      Commercial Capital
      Bancorp, Inc.                                    24,428          408,192
      Provident Financial
      Services, Inc.                                   21,980          386,189
      Flagstar Bancorp, Inc.                           19,770          374,246
      NetBank, Inc.                                    26,390          245,955
      MAF Bancorp, Inc.                                 4,920          209,740
      Dime Community Bancshares                        12,111          184,087
      Kearny Financial Corp.*                          12,400          146,320
      R&G Financial Corp. --
      Class B                                           8,150          144,173
      Downey Financial Corp.+                           1,760          128,832
      Doral Financial Corp.                             7,630          126,200
      Franklin Bank
      Corp./Houston TX*                                 6,196          116,237
      Federal Agricultural
      Mortgage Corp.                                    4,942          108,971
      BankAtlantic Bancorp,
      Inc. -- Class A                                   5,300          100,435
      W Holding Co., Inc.                               1,300           13,286
                                                                --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                     4,433,369
                                                                --------------

  INSURANCE 1.9%
      ProAssurance Corp.*                              11,010          459,777
      LandAmerica Financial
      Group, Inc.                                       7,700          457,149
      Danielson Holdings Corp.*                        31,117          378,694
      Selective Insurance
      Group, Inc.                                       7,321          362,755
      Argonaut Group, Inc.*                            13,777          318,111
      Triad Guaranty, Inc.*+                            5,060          254,973
      Zenith National Insurance Corp.                   3,467          235,271
      Safety Insurance Group, Inc.                      5,943          200,636
      UICI+                                             5,810          172,964
      Delphi Financial Group,
      Inc. -- Class A                                   3,172          140,044
      RLI Corp.                                         3,110          138,706
      Philadelphia Consolidated
      Holding Co.*                                      1,218          103,238

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      AmerUs Group Co.+                                 1,232   $       59,198
                                                                --------------

TOTAL INSURANCE                                                      3,281,516
                                                                --------------

  CONSUMER FINANCE 0.7%
      CompuCredit Corp.*+                              11,790          404,161
      World Acceptance Corp.*                           6,190          186,010
      ACE Cash Express, Inc.*+                          5,328          136,184
      Collegiate Funding
      Services LLC*                                     8,397          122,428
      Advance America Cash
      Advance Centers, Inc.                             6,820          109,120
      Cash America
      International, Inc.                               4,660           93,759
      Nelnet, Inc. -- Class A*                            990           32,937
      Asta Funding, Inc.                                  700           19,446
                                                                --------------

TOTAL CONSUMER FINANCE                                               1,104,045
                                                                --------------

  CAPITAL MARKETS 0.6%
      MCG Capital Corp.                                19,818          338,491
      Investment Technology
      Group, Inc.*                                     14,150          297,433
      Calamos Asset Management,
      Inc. -- Class A                                   6,120          166,709
      Affiliated Managers Group*+                       1,481          101,197
      Gabelli Asset
      Management, Inc. -- Class A                       1,707           75,432
      MarketAxess Holdings, Inc.*                       4,520           51,076
      LaBranche & Co., Inc.*                            5,920           37,296
      optionsXpress Holdings, Inc.+                     1,450           22,040
                                                                --------------

TOTAL CAPITAL MARKETS                                                1,089,674
                                                                --------------

  DIVERSIFIED FINANCIALS 0.1%
      Nasdaq Stock Market, Inc.*                        9,130          172,192
      Archipelago Holdings, Inc.*                         600           23,394
                                                                --------------

TOTAL DIVERSIFIED FINANCIALS                                           195,586
                                                                --------------

TOTAL FINANCIALS                                                    29,166,337
                                                                --------------




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 13.6%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 3.4%
      Varian Semiconductor
      Equipment Associates,
      Inc.*+                                           13,180   $      487,660
      Cymer, Inc.*+                                    16,233          427,740
      Micrel, Inc.*+                                   35,470          408,614
      OmniVision Technologies, Inc.*+                  29,145          396,081
      Sigmatel, Inc.*                                  18,822          322,986
      MKS Instruments, Inc.*+                          18,640          314,830
      Photronics, Inc.*+                               12,971          302,743
      ON Semiconductor Corp.*+                         63,410          291,686
      Tessera Technologies, Inc.*                       8,080          269,953
      Silicon Image, Inc.*                             24,490          251,267
      Microsemi Corp.*                                 10,940          205,672
      ATMI, Inc.*                                       7,030          203,940
      IXYS Corp.*                                      14,050          199,229
      ADE Corp.*+                                       5,734          160,839
      MIPS Technology, Inc.*                           21,780          156,816
      Diodes, Inc.*                                     4,520          141,024
      FEI Co.*                                          5,820          132,754
      Power Integrations, Inc.*                         5,020          108,281
      Cypress Semiconductor Corp.*                      8,330          104,875
      Brooks Automation, Inc.*+                         6,962          103,386
      RF Micro Devices, Inc.*                          16,360           88,835
      Axcelis Technologies, Inc.*                      12,780           87,671
      Rambus, Inc.*                                     6,320           84,562
      Silicon Laboratories, Inc.*                       3,210           84,134
      Skyworks Solutions, Inc.*+                       11,136           82,072
      Credence Systems Corp.*                           8,030           72,671
      PMC - Sierra, Inc.*                               6,320           58,966
      Atmel Corp.*                                     24,790           58,752
      Amkor Technology, Inc.*                          13,050           58,725
      Silicon Storage
      Technology, Inc.*                                12,450           50,049
      LTX Corp.*                                        7,330           36,357
      Conexant Systems, Inc.*                          14,750           23,747
      Lattice Semiconductor Corp.*                      3,010           13,364
                                                                --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            5,790,281
                                                                --------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  SOFTWARE 2.6%
      Macrovision Corp.*+                              18,767   $      423,008
      Kronos, Inc./MA*                                 10,108          408,262
      Transaction Systems
      Architects, Inc. -- Class A*+                    15,030          370,189
      Internet Security
      Systems, Inc.*                                   17,206          349,110
      Epicor Software Corp.*+                          24,477          323,096
      MicroStrategy, Inc. --
      Class A*                                          5,554          294,584
      Ansys, Inc.*+                                     6,640          235,786
      Borland Software Corp.*                          28,210          193,520
      Micros Systems, Inc.*                             4,220          188,845
      Parametric Technology Corp.*                     29,326          187,100
      Altiris, Inc.*                                   12,093          177,525
      Verity, Inc.*                                    17,409          152,677
      Quest Software, Inc.*+                           10,001          136,314
      Take-Two Interactive
      Software, Inc.*+                                  5,120          130,304
      TIBCO Software, Inc.*                            18,570          121,448
      Salesforce.com, Inc.*                             4,560           93,389
      SS&C Technologies Co.                             2,910           92,189
      Quality Systems, Inc.*                            1,810           85,758
      THQ, Inc.*+                                       2,870           84,005
      Intervideo, Inc.*                                 5,820           83,692
      Advent Software, Inc.*                            3,827           77,535
      RSA Security, Inc.*                               5,820           66,814
      InterVoice, Inc.*                                 6,930           59,806
      Vasco Data Security
      International*                                    5,820           56,454
      Mentor Graphics Corp.*                            5,220           53,505
      Filenet Corp.*                                    2,110           53,045
      Progress Software Corp.*                          1,200           36,180
      Serena Software, Inc.*                              800           15,440
                                                                --------------

TOTAL SOFTWARE                                                       4,549,580
                                                                --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
      Anixter International, Inc.*                     12,391          460,573
      Coherent, Inc.*                                  12,440          447,964
      Paxar Corp.*                                     18,540          329,085
      Electro Scientific
      Industries, Inc.*                                16,391          293,071
      CTS Corp.                                        20,930          257,230
      Agilsys, Inc.                                    16,381          257,182
      Littelfuse, Inc.*                                 6,790          189,102
      TTM Technologies, Inc.*                          23,500          178,835




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Rofin-Sinar Technologies, Inc.*                   5,020   $      164,656
      Benchmark Electronics, Inc.*                      5,020          152,708
      Global Imaging Systems, Inc.*                     4,120          131,263
      International
      DisplayWorks, Inc.*                              14,750          118,000
      MTS Systems Corp.                                 3,310          111,150
      Trimble Navigation Ltd.*+                         2,110           82,227
      Metrologic Instruments, Inc.*                     6,141           77,008
      Itron, Inc.*                                      1,610           71,935
      Lexar Media, Inc.*                                7,230           35,499
      Fargo Electronics, Inc.*                          1,300           25,987
      Scansource, Inc.*                                   300           12,882
      Taser International, Inc.*+                       1,280           12,851
                                                                --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             3,409,208
                                                                --------------

  COMMUNICATIONS EQUIPMENT 1.7%
      CommScope, Inc.*+                                22,640          394,162
      Symmetricom, Inc.*                               26,416          273,934
      Sycamore Networks, Inc.*                         78,877          272,126
      Extreme Networks, Inc.*+                         63,651          260,969
      Netgear, Inc.*+                                  12,714          236,480
      Comtech Telecommunications Corp.*+                6,606          215,554
      Ixia*                                             9,440          183,513
      Black Box Corp.                                   4,937          174,770
      Harmonic, Inc.*                                  32,720          158,038
      Tekelec*                                          9,150          153,720
      ADTRAN, Inc.                                      6,020          149,236
      3Com Corp.*                                      39,040          142,106
      Westell Technologies,
      Inc. -- Class A*                                 15,560           93,049
      Utstarcom, Inc.*                                 12,240           91,678
      Avocent Corp.*                                    2,510           65,611
      EndWave Corp.*                                    1,100           52,360
      F5 Networks, Inc.*+                                 950           44,873
      Arris Group, Inc.*                                4,620           40,240
      Ditech Communications Corp.*                      2,310           14,992
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                       3,017,411
                                                                --------------

  INTERNET SOFTWARE & SERVICES 1.6%
      InfoSpace, Inc.*                                 13,850          456,080

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      EarthLink, Inc.*                                 52,360   $      453,438
      United Online, Inc.                              31,351          340,472
      Equinix, Inc.*+                                   7,321          317,292
      Websense, Inc.*                                   6,320          303,676
      j2 Global Communications, Inc.*                   6,320          217,661
      Digital River, Inc.*+                             6,510          206,692
      Jupitermedia Corp.*+                             10,269          175,908
      DoubleClick, Inc.*+                              14,400          120,816
      Bankrate, Inc.*                                   5,320          107,092
      Travelzoo, Inc.*                                  1,300           42,679
      Click Commerce, Inc.*                               600           13,782
      Online Resources Corp.*                           1,100           12,441
                                                                --------------

TOTAL INTERNET SOFTWARE & SERVICES                                   2,768,029
                                                                --------------

  COMPUTERS & PERIPHERALS 1.2%
      Intergraph Corp.*+                               12,780          440,399
      Hutchinson Technology, Inc.*                      9,940          382,789
      Brocade Communications
      Systems, Inc.*+                                  74,095          287,489
      Komag, Inc.*+                                     7,787          220,917
      Emulex Corp.*                                    11,311          206,539
      PalmOne, Inc.*                                    6,380          189,933
      McData Corp. -- Class A*                         41,852          167,408
      Gateway, Inc.*+                                  32,268          106,484
      Synaptics, Inc.*                                  4,070           86,935
      Adaptec, Inc.*                                    4,920           19,090
                                                                --------------

TOTAL COMPUTERS & PERIPHERALS                                        2,107,983
                                                                --------------

  IT CONSULTING & SERVICES 1.1%
      CSG Systems
      International, Inc.*                             23,330          442,803
      MAXIMUS, Inc.                                    10,940          386,073
      Perot Systems Corp. --
      Class A*                                         14,020          199,364
      Mantech International
      Corp. -- Class A*                                 4,520          140,301
      Infocrossing, Inc.*+                             10,659          132,918
      BISYS Group, Inc.*                                8,760          130,874
      Talx Corp.                                        4,320          124,891
      Sapient Corp.*+                                  15,693          124,445
      Acxiom Corp.                                      4,820          100,642
      CACI International, Inc.
      -- Class A*+                                      1,260           79,582
      iPayment Holdings, Inc.*                          1,400           51,128
      infoUSA, Inc. -- Class B*                         3,710           43,407




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      RightNow Technologies,                            1,510   $       18,150
      Inc.*
      Kanbay International,
      Inc.*                                               500           11,555
                                                                --------------

TOTAL IT CONSULTING & SERVICES                                       1,986,133
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                        23,628,625
                                                                --------------

CONSUMER DISCRETIONARY 12.4%
  SPECIALTY RETAIL 3.3%
      Charming Shoppes, Inc.*+                         48,690          454,278
      Aaron Rents, Inc.                                17,900          445,531
      Genesco, Inc.*                                   11,510          426,906
      Guitar Center, Inc.*                              5,943          346,893
      Sonic Automotive, Inc.                           16,306          346,666
      United Auto Group, Inc.                          11,291          336,472
      Stein Mart, Inc.                                 14,536          319,792
      Pantry, Inc.*                                     8,232          318,825
      Group 1 Automotive, Inc.*                        11,909          286,292
      CSK Auto Corp.*                                  15,760          262,877
      HOT Topic, Inc.*                                 12,550          239,956
      Cato Corp. -- Class A                            11,330          233,964
      Too, Inc.*+                                       9,080          212,200
      Buckle, Inc.                                      4,420          195,983
      Children's Place Retail
      Stores, Inc.*                                     4,120          192,280
      Movie Gallery, Inc.                               6,620          174,967
      Finish Line, Inc. -- Class A                      8,903          168,445
      Guess ?, Inc.*                                    9,201          152,553
      Build-A-Bear Workshop, Inc.*+                     5,123          120,134
      Hibbett Sporting Goods, Inc.*+                    3,073          116,282
      Electronics Boutique
      Holdings Corp.*                                   1,810          114,917
      Cache, Inc.*                                      5,534           91,975
      Payless Shoesource, Inc.*+                        4,062           77,990
      Select Comfort Corp.*                             3,010           64,504
      GameStop Corp. -- Class B*                          900           26,910
      Burlington Coat Factory
      Warehouse Corp.                                     400           17,056
      Regis Corp.                                         300           11,724
                                                                --------------

TOTAL SPECIALTY RETAIL                                               5,756,372
                                                                --------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  HOTELS RESTAURANTS & LEISURE 2.6%
      CEC Entertainment, Inc.*+                        12,100   $      509,289
      Shuffle Master, Inc.*                            15,660          438,950
      CKE Restaurants, Inc.+                           26,133          363,771
      Jack in the Box, Inc.*                            9,330          353,794
      P.F. Chang's China
      Bistro, Inc.*                                     5,120          301,978
      Landry's Restaurants, Inc.                        9,290          279,536
      Steak n Shake Co.*                               14,353          267,253
      Ameristar Casinos, Inc.                           9,540          248,899
      Six Flags, Inc.*+                                53,220          247,473
      Papa John's
      International, Inc.*                              6,120          244,616
      Vail Resorts, Inc.*                               8,400          236,040
      Sunterra Corp.*                                  11,102          179,963
      Argosy Gaming Co.*                                3,310          154,279
      IHOP Corp.                                        3,210          139,282
      Bluegreen Corp.*                                  7,847          136,616
      Sonic Corp.*+                                     3,600          109,908
      Krispy Kreme Doughnuts,
      Inc.*+                                           15,368          106,961
      Multimedia Games, Inc.*+                          5,010           55,160
      Domino's Pizza, Inc.                              2,110           46,969
      Monarch Casino & Resort,
      Inc.*                                             2,110           46,504
      Red Robin Gourmet
      Burgers, Inc.*                                      700           43,386
      Gaylord Entertainment Co.*                          700           32,543
      Penn National Gaming,
      Inc.*                                               500           18,250
      Boyd Gaming Corp.                                   320           16,362
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   4,577,782
                                                                --------------

  MEDIA 1.9%
      Journal Register Co.*                            23,360          409,034
      Reader's Digest
      Association, Inc.                                19,847          327,475
      Cumulus Media, Inc. --
      Class A*                                         27,526          324,256
      RCN Corp.*                                       13,050          301,324
      Emmis Communications
      Corp. -- Class A*+                               16,434          290,389
      Citadel Broadcasting Corp.*                      24,990          286,136
      Entravision Communications
      Corp. -- Class A*                                28,251          220,075




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Lin TV Corp. -- Class A*+                        15,480   $      215,017
      Playboy Enterprises, Inc.
      -- Class B*                                      11,484          148,603
      RH Donnelley Corp.*+                              2,120          131,398
      Sinclair Broadcast Group,
      Inc. -- Class A                                  14,454          131,242
      ProQuest Co.*                                     3,210          105,256
      Insight Communications
      Co., Inc.*                                        8,873           98,047
      Cox Radio Inc. -- Class A*                        5,520           86,940
      Primedia, Inc.*                                  13,200           53,460
      Gemstar-TV Guide
      International, Inc.*                             12,140           43,583
      Catalina Marketing Corp.                          1,100           27,951
                                                                --------------

TOTAL MEDIA                                                          3,200,186
                                                                --------------

  HOUSEHOLD DURABLES 1.6%
      Yankee Candle Co., Inc.                          15,460          496,266
      Champion Enterprises, Inc.*                      41,850          415,989
      WCI Communities, Inc.*+                          12,900          413,187
      Brookfield Homes Corp.                            8,310          378,936
      Levitt Corp. -- Class A                           9,305          278,406
      Interface, Inc. -- Class A*                      25,176          202,667
      William Lyon Homes, Inc.*+                        2,021          196,057
      Maytag Corp.                                      7,830          122,618
      Blount International, Inc.*                       5,820           97,136
      Technical Olympic USA, Inc.                       1,950           47,346
      Beazer Homes USA, Inc.+                             730           41,719
      Meritage Homes Corp.*                               150           11,925
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                             2,702,252
                                                                --------------

  TEXTILES & APPAREL 0.6%
      K-Swiss, Inc. -- Class A+                        10,430          337,306
      Phillips-Van Heusen Corp.                         9,740          318,401
      Oxford Industries, Inc.                           3,120          134,316
      Quiksilver, Inc.*+                                8,360          133,593
      Wolverine World Wide, Inc.                        4,820          115,728
      Deckers Outdoor Corp.*                            2,050           50,430
      Charles & Colvard Ltd.                              500           12,275

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Carter's, Inc.*                                     200   $       11,676
                                                                --------------

TOTAL TEXTILES & APPAREL                                             1,113,725
                                                                --------------

  INTERNET & CATALOG RETAIL 0.5%
      Coldwater Creek, Inc.*+                          11,540          287,461
      Stamps.com, Inc.*                                 9,221          172,894
      Audible, Inc.*                                    6,420          111,515
      Nutri/System, Inc.*                               7,330          108,191
      1-800-FLOWERS.com, Inc.*                         13,055           91,907
      Priceline.com, Inc.*+                             3,359           78,366
                                                                --------------

TOTAL INTERNET & CATALOG RETAIL                                        850,334
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
      Sotheby's Holdings, Inc.
      -- Class A*                                      20,882          286,083
      Jackson Hewitt Tax
      Service, Inc.                                     7,406          175,078
      DeVry, Inc.*                                      7,130          141,887
      Corinthian Colleges, Inc.*                       10,840          138,427
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   741,475
                                                                --------------

  LEISURE EQUIPMENT & PRODUCTS 0.3%
      Jakks Pacific, Inc.*                             14,350          275,663
      SCP Pool Corp.                                    3,750          131,587
      Callaway Golf Co.                                 6,520          100,604
      Nautilus, Inc.                                    1,000           28,500
                                                                --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                     536,354
                                                                --------------

  AUTOMOBILES 0.3%
      Winnebago Industries, Inc.                       13,743          450,083
      Thor Industries, Inc.                             2,263           71,126
                                                                --------------

TOTAL AUTOMOBILES                                                      521,209
                                                                --------------

  AUTO COMPONENTS 0.3%
      ArvinMeritor, Inc.                                7,530          133,959
      Goodyear Tire & Rubber Co.*+                      7,690          114,581
      Visteon Corp.                                    15,260           92,018
      Exide Technologies*                              11,794           57,201




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      LKQ Corp.*                                        1,610   $       43,711
                                                                --------------

TOTAL AUTO COMPONENTS                                                  441,470
                                                                --------------

  MULTILINE RETAIL 0.2%
      ShopKo Stores, Inc.*                             12,267          298,211
      Big Lots, Inc.*                                   4,720           62,493
      99 Cents Only Stores*                             4,820           61,262
                                                                --------------

TOTAL MULTILINE RETAIL                                                 421,966
                                                                --------------

  HEALTH CARE PROVIDERS & SERVICES 0.2%
      Alderwoods Group, Inc.*                          22,480          323,038
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 323,038
                                                                --------------

  DISTRIBUTORS 0.2%
      Building Material Holding
      Corp.                                             3,970          275,081
                                                                --------------

TOTAL DISTRIBUTORS                                                     275,081
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                        21,461,244
                                                                --------------

INDUSTRIALS 11.0%
  COMMERCIAL SERVICES & SUPPLIES 2.5%
      Resources Connection, Inc.*+                     20,040          465,529
      Brady Corp. -- Class A+                          14,333          444,323
      NCO Group, Inc.*                                 15,780          341,321
      Korn/Ferry International,
      Inc.*+                                           16,680          296,070
      Kelly Services, Inc.                             10,228          292,930
      Imagistics International,
      Inc.*                                             9,290          260,120
      FTI Consulting, Inc.*                            11,840          247,456
      Navigant Consulting, Inc.*                       12,350          218,101
      Mine Safety Appliances Co.                        4,296          198,475
      DiamondCluster
      International, Inc. --
      Class A*                                         16,960          191,648
      Portfolio Recovery
      Associates, Inc.*                                 4,010          168,500
      Teletech Holdings, Inc.*                         20,320          165,608
      Heidrick & Struggles
      International, Inc.*                              6,260          163,261

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Labor Ready, Inc.*                                6,930   $      161,538
      John H. Harland Co.                               3,610          137,180
      Rollins, Inc.                                     5,539          111,002
      Duratek, Inc.*                                    4,240           98,283
      Healthcare Services Group                         4,820           96,786
      CRA International, Inc.*                          1,230           66,235
      Mobile Mini, Inc.*                                1,562           53,858
      Clean Harbors, Inc.*                              2,110           45,745
      Waste Connections, Inc.*                          1,000           37,290
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 4,261,259
                                                                --------------

  MACHINERY 2.2%
      Kennametal, Inc.+                                10,983          503,571
      Watts Industries, Inc. -- Class A.               12,529          419,596
      Wabash National Corp.+                           16,933          410,287
      Gardner Denver, Inc.*                             9,110          319,579
      Mueller Industries, Inc.                         11,504          311,758
      JLG Industries, Inc.                             10,640          292,387
      Barnes Group, Inc.                                8,674          287,109
      Actuant Corp. -- Class A*                         5,420          259,835
      Toro Co.+                                         3,400          131,274
      Tecumseh Products Co. -- Class A                  4,782          131,218
      Terex Corp.*+                                     3,250          128,050
      Middleby Corp.*                                   2,088          110,372
      Titan International, Inc.                         7,430          103,871
      EnPro Industries, Inc.*                           3,171           91,547
      ESCO Technologies, Inc.*                            833           83,966
      Wabtec Corp.                                      3,210           68,951
      Dynamic Materials Corp.                           1,300           50,297
      Joy Global, Inc.                                    840           28,216
      Bucyrus International,
      Inc. -- Class A                                     400           15,192
      Sun Hydraulics Corp.                                400           14,556
                                                                --------------

TOTAL MACHINERY                                                      3,761,632
                                                                --------------

  AEROSPACE & DEFENSE 1.5%
      Armor Holdings, Inc.*                            12,350          489,183
      DRS Technologies, Inc.+                           6,420          329,217
      Triumph Group, Inc.*                              9,020          313,535
      Moog, Inc. -- Class A*                            8,860          279,001
      Aviall, Inc.*                                     8,710          275,149
      United Industrial Corp./NY                        5,520          197,285




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Innovative Solutions &
      Support, Inc.*                                    5,020   $      168,521
      Cubic Corp.+                                      8,840          156,822
      Esterline Technologies Corp.*                     2,645          106,012
      EDO Corp.                                         3,090           92,422
      Be Aerospace, Inc.*                               5,270           82,370
      Teledyne Technologies, Inc.*                      2,310           75,260
      Ionatron, Inc.*                                   7,530           64,683
                                                                --------------

TOTAL AEROSPACE & DEFENSE                                            2,629,460
                                                                --------------

  ELECTRICAL EQUIPMENT 1.1%
      Genlyte Group, Inc.*+                             9,540          464,980
      Woodward Governor Co.                             4,970          417,629
      A.O. Smith Corp.                                  9,530          254,546
      Artesyn Technologies, Inc.*+                     20,276          176,401
      II-Vi, Inc.*+                                     8,940          164,407
      General Cable Corp.*                             10,335          153,268
      Thomas & Betts Corp.*                             4,550          128,492
      GrafTech International Ltd.*                      9,430           40,549
      Energy Conversion
      Devices, Inc.*+                                   1,690           37,822
                                                                --------------

TOTAL ELECTRICAL EQUIPMENT                                           1,838,094
                                                                --------------

  BUILDING PRODUCTS 0.9%
      Lennox International, Inc.                       21,280          450,498
      York International Corp.+                        11,233          426,854
      NCI Building Systems, Inc.*                      11,840          388,352
      ElkCorp                                           8,830          252,096
                                                                --------------

TOTAL BUILDING PRODUCTS                                              1,517,800
                                                                --------------

  ROAD & RAIL 0.7%
      Arkansas Best Corp.                              11,694          371,986
      Old Dominion Freight
      Line, Inc.*                                       8,404          225,479
      Amerco, Inc.*                                     3,692          197,707
      Kansas City Southern*                             9,260          186,867
      Swift Transportation Co., Inc.*+                  5,310          123,670
      Overnite Corp.                                    1,810           77,794

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Laidlaw International, Inc.*                      1,850   $       44,585
                                                                --------------

TOTAL ROAD & RAIL                                                    1,228,088
                                                                --------------

  CONSTRUCTION & ENGINEERING 0.6%
      Washington Group
      International, Inc.*+                             9,350          477,972
      Shaw Group, Inc.*+                               16,860          362,659
      EMCOR Group, Inc.*                                4,634          226,603
      URS Corp.*                                        2,010           75,073
                                                                --------------

TOTAL CONSTRUCTION & ENGINEERING                                     1,142,307
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.6%
      Applied Industrial
      Technologies, Inc.                                9,950          321,285
      GATX Corp.+                                       8,908          307,326
      Watsco, Inc.                                      6,647          283,162
      WESCO International, Inc.*+                       5,123          160,760
                                                                --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                               1,072,533
                                                                --------------

  AIRLINES 0.3%
      Alaska Air Group, Inc.*+                          8,030          238,893
      Mesa Air Group, Inc.*+                           17,140          115,009
      AirTran Holdings, Inc.*                           8,630           79,655
      Delta Air Lines, Inc.*                            8,730           32,825
      Northwest Airlines Corp.                          5,220           23,803
                                                                --------------

TOTAL AIRLINES                                                         490,185
                                                                --------------

  INDUSTRIAL CONGLOMERATES 0.2%
      Walter Industries, Inc.+                          5,360          215,472
      Tredegar Corp.                                   10,404          162,302
                                                                --------------

TOTAL INDUSTRIAL CONGLOMERATES                                         377,774
                                                                --------------

  AIR FREIGHT & COURIERS 0.2%
      Pacer International, Inc.*+                      10,958          238,775
      HUB Group, Inc. -- Class A*                       4,220          105,711
                                                                --------------

TOTAL AIR FREIGHT & COURIERS                                           344,486
                                                                --------------




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                             June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  MARINE 0.2%
      Kirby Corp.*                                      6,639   $      299,419
                                                                --------------

TOTAL MARINE                                                           299,419
                                                                --------------

TOTAL INDUSTRIALS                                                   18,963,037
                                                                --------------

HEALTH CARE 9.7%
  HEALTH CARE EQUIPMENT & SUPPLIES 3.5%
      Steris Corp.                                     20,540          529,316
      Sybron Dental
      Specialties, Inc.*                               13,550          509,751
      Intermagnetics General Corp.*                    13,960          429,410
      Advanced Neuromodulation
      Systems, Inc.*                                   10,640          422,195
      Conmed Corp.*                                    13,399          412,287
      Haemonetics Corp./MA*                             9,436          383,479
      West Pharmaceutical
      Services, Inc.                                   13,480          378,114
      Intuitive Surgical, Inc.*+                        7,370          343,737
      Varian, Inc.*                                     7,855          296,840
      Hologic, Inc.*                                    7,270          288,983
      Mentor Corp.+                                     6,226          258,254
      Immucor, Inc.*+                                   8,807          254,963
      Ventana Medical Systems, Inc.*                    4,620          185,863
      Palomar Medical
      Technologies, Inc.*+                              7,579          181,290
      Laserscope*+                                      4,260          176,534
      Molecular Devices Corp.*                          7,800          168,714
      Thoratec Corp.*                                   9,039          138,658
      Align Technology, Inc.*                          17,314          127,604
      SonoSite, Inc.*+                                  3,990          123,850
      Biosite, Inc.*                                    2,210          121,528
      Cantel Medical Corp.*                             6,420          105,031
      Aspect Medical Systems, Inc.*                     3,010           89,517
      DJ Orthopedics, Inc.*                             1,710           46,905
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               5,972,823
                                                                --------------

  BIOTECHNOLOGY 2.8%
      United Therapeutics Corp.*+                       8,930          430,426
      Serologicals Corp.*+                             19,525          414,906
      Exelixis, Inc.*                                  39,248          291,613

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Cubist Pharmaceuticals, Inc.*                    21,560   $      283,945
      Vertex Pharmaceuticals, Inc.*                    15,480          260,683
      Medarex, Inc.*+                                  30,825          256,772
      Myriad Genetics, Inc.*                           16,320          255,408
      Enzo Biochem, Inc.*                              13,160          235,959
      Pharmion Corp.*                                   8,614          199,931
      Zymogenetics, Inc.*                              11,270          198,352
      Rigel Pharmaceuticals, Inc.*                      9,740          194,021
      Vicuron Pharmaceuticals, Inc.*+                   6,920          193,068
      Keryx Biopharmaceuticals, Inc.*                  13,550          178,860
      Genitope Corp.*                                  13,550          173,982
      Enzon Pharmaceuticals, Inc.*                     25,010          162,065
      Geron Corp.*+                                    18,115          140,210
      Senomyx, Inc.*                                    8,230          135,877
      Renovis, Inc.*                                    8,030          122,618
      Transkaryotic Therapies, Inc.*+                   3,270          119,617
      Albany Molecular
      Research, Inc.*                                   6,320           88,480
      Neurocrine Biosciences, Inc.*                     2,010           84,541
      Eyetech Pharmaceuticals, Inc.*                    5,920           74,829
      Ligand Pharmaceuticals,
      Inc. -- Class B*+                                10,740           74,643
      Northfield Laboratories, Inc.*                    5,020           71,836
      Martek Biosciences Corp.*                         1,810           68,689
      Digene Corp.*                                     1,810           50,101
      Progenics
      Pharmaceuticals, Inc.*                            2,240           46,726
      Onyx Pharmaceuticals, Inc.*                       1,000           23,880
      Alkermes, Inc.*                                   1,300           17,186
                                                                --------------

TOTAL BIOTECHNOLOGY                                                  4,849,224
                                                                --------------

  HEALTH CARE PROVIDERS & SERVICES 2.3%
      Kindred Healthcare, Inc.*+                       11,500          455,515
      Chemed Corp.                                     10,860          443,957
      Magellan Health Services, Inc.*                  12,280          433,607




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                             June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Apria Healthcare Group, Inc.*                     9,068   $      314,116
      Genesis HealthCare Corp.*                         6,506          301,098
      Per-Se Technologies, Inc.*                       12,310          258,756
      Pediatrix Medical Group, Inc.*+                   3,205          235,696
      Ventiv Health, Inc.*                             11,677          225,133
      WellCare Health Plans, Inc.*+                     5,638          200,205
      Centene Corp.*+                                   5,273          177,067
      Owens & Minor, Inc.                               4,820          155,927
      The Trizetto Group, Inc.*                         9,740          136,457
      American Retirement Corp.*                        8,030          117,399
      American Healthways, Inc.*+                       2,323           98,193
      Sierra Health Services, Inc.*+                    1,360           97,186
      Parexel International Corp.*                      4,520           89,722
      Odyssey HealthCare, Inc.*                         5,170           74,551
      Hanger Orthopedic Group, Inc.*                   12,627           63,640
      Beverly Enterprises, Inc.*                        4,010           51,087
      AMN Healthcare Services, Inc.*                    2,710           40,731
      Computer Programs &
      Systems, Inc.                                     1,000           37,270
      Allscripts Healthcare
      Solutions Inc.*                                   2,010           33,386
      LCA-Vision, Inc.                                    200            9,692
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               4,050,391
                                                                --------------

  PHARMACEUTICALS 1.1%
      Par Pharmaceutical Cos., Inc.*                   12,093          384,678
      Andrx Corp.*                                     17,970          364,971
      Connetics Corp.*+                                19,832          349,836
      KV Pharmaceutical Co.*+                          17,206          288,201
      First Horizon
      Pharmaceutical Corp.*                             8,883          169,132
      MGI Pharma, Inc.*                                 4,320           94,003
      Hi-Tech Pharmacal Co., Inc.*                      2,910           92,713
      Bone Care International, Inc.*                    2,310           76,161

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      CNS, Inc.                                         3,310   $       75,634
                                                                --------------

TOTAL PHARMACEUTICALS                                                1,895,329
                                                                --------------

TOTAL HEALTH CARE                                                   16,767,767
                                                                --------------

ENERGY 4.1%
  OIL & GAS 2.2%
      Cimarex Energy Co.*+                             13,211          514,040
      Frontier Oil Corp.                                9,330          273,836
      Cheniere Energy, Inc.*                            7,940          246,934
      USEC, Inc.                                       15,860          232,190
      Harvest Natural
      Resources, Inc.*                                 21,085          230,459
      TransMontaigne, Inc.*                            20,880          219,240
      Petroleum Development Corp.*                      6,610          210,529
      Berry Petroleum Co. --
      Class A                                           3,950          208,876
      Swift Energy Co.*+                                5,462          195,649
      Whiting Petroleum Corp.*                          5,300          192,443
      St. Mary Land &
      Exploration Co.                                   6,420          186,052
      Resource America, Inc. --
      Class A                                           4,822          185,792
      Meridian Resource Corp.*                         35,724          170,761
      Holly Corp.                                       3,230          150,744
      KFX, Inc.*+                                       9,310          133,040
      Forest Oil Corp.*                                 3,040          127,680
      Comstock Resources, Inc.*                         4,220          106,724
      ATP Oil & Gas Corp.*                              3,910           90,086
      Energy Partners Ltd.*                             3,188           83,557
      Denbury Resources, Inc.*                          1,835           72,978
      Tesoro Corp.                                      1,070           49,776
      Vintage Petroleum, Inc.                           1,320           40,220
                                                                --------------

TOTAL OIL & GAS                                                      3,921,606
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 1.9%
      Cal Dive International, Inc.*+                    9,140          478,662
      Grey Wolf, Inc.*                                 52,690          390,433
      Lone Star Technologies, Inc.*+                    7,770          353,535
      NS Group, Inc.*                                   9,114          296,296
      Atwood Oceanics, Inc.*+                           4,672          287,608
      Global Industries, Ltd.*                         31,270          265,795
      Veritas DGC, Inc.*                                9,030          250,492
      Hydril*+                                          3,428          186,312




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Todco -- Class A*+                                6,647   $      170,629
      Offshore Logistics, Inc.*                         4,569          150,046
      Superior Energy Services*                         7,630          135,814
      Maverick Tube Corp.*+                             4,310          128,438
      Pioneer Drilling Co.*                             7,030          107,278
      Unit Corp.*+                                      1,544           67,951
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    3,269,289
                                                                --------------

TOTAL ENERGY                                                         7,190,895
                                                                --------------

MATERIALS 3.1%
  METALS & MINING 1.3%
      Reliance Steel & Aluminum Co.                    11,889          440,725
      Quanex Corp.                                      6,120          324,421
      AK Steel Holding Corp.*                          45,987          294,777
      Commercial Metals Co.                            11,269          268,428
      Carpenter Technology Corp.                        4,277          221,549
      Cleveland-Cliffs, Inc.+                           3,480          201,005
      Century Aluminum Co.*                             6,305          128,622
      Aleris International, Inc.*                       4,620          104,181
      Oregon Steel Mills, Inc.*                         4,620           79,510
      Wheeling-Pittsburgh Corp.*                        4,920           75,670
      Hecla Mining Co.*+                               14,842           67,679
      Allegheny Technologies, Inc.                      2,890           63,753
      Coeur d'Alene Mines Corp.*                        3,610           13,104
                                                                --------------

TOTAL METALS & MINING                                                2,283,424
                                                                --------------

  CHEMICALS 0.7%
      Georgia Gulf Corp.                                7,430          230,702
      Westlake Chemical Corp.                           5,896          144,452
      FMC Corp.*+                                       2,350          131,929
      Airgas, Inc.                                      5,280          130,258
      Cytec Industries, Inc.                            3,230          128,554
      W.R. Grace & Co.*+                               15,380          119,810
      Ferro Corp.                                       5,920          117,571
      Minerals Technologies, Inc.                       1,342           82,667
      Wellman, Inc.                                     5,820           59,306
      Olin Corp.                                        2,110           38,486
      Spartech Corp.                                    1,910           33,998
      Terra Industries, Inc.*                           3,210           21,860

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Great Lakes Chemical Corp.                          600   $       18,882
                                                                --------------

TOTAL CHEMICALS                                                      1,258,475
                                                                --------------

  CONTAINERS & PACKAGING 0.4%
      Silgan Holdings, Inc.                             6,101          343,120
      Greif, Inc. -- Class A                            2,310          141,141
      Crown Holdings, Inc.*                             9,170          130,489
      AptarGroup, Inc.                                  2,550          129,540
                                                                --------------

TOTAL CONTAINERS & PACKAGING                                           744,290
                                                                --------------

  PAPER & FOREST PRODUCTS 0.4%
      Potlatch Corp.+                                   9,520          498,182
      Bowater, Inc.                                     4,520          146,312
                                                                --------------

TOTAL PAPER & FOREST PRODUCTS                                          644,494
                                                                --------------

  CONSTRUCTION MATERIALS 0.3%
      Eagle Materials, Inc.                             4,620          427,766
                                                                --------------

TOTAL CONSTRUCTION MATERIALS                                           427,766
                                                                --------------

TOTAL MATERIALS                                                      5,358,449
                                                                --------------

UTILITIES 2.4%
  GAS UTILITIES 0.9%
      Northwest Natural Gas Co.                        11,840          452,762
      Southwest Gas Corp.                              16,998          433,619
      Laclede Group, Inc.                              11,890          377,626
      South Jersey Industries, Inc.                     2,350          143,632
      Atmos Energy Corp.                                4,620          133,056
      Southern Union Co.*+                              2,422           59,460
      Energen Corp.                                       360           12,618
                                                                --------------

TOTAL GAS UTILITIES                                                  1,612,773
                                                                --------------

  ELECTRIC UTILITIES 0.9%
      IDACORP, Inc.+                                   15,769          483,004
      Cleco Corp.                                      20,198          435,671
      Sierra Pacific Resources*+                       18,410          229,204
      Otter Tail Power Co.                              5,612          153,376
      PNM Resources, Inc.+                              3,500          100,835
      Duquesne Light Holdings,
      Inc.+                                             3,494           65,268




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      El Paso Electric Co.*                             2,110   $       43,150
                                                                --------------

TOTAL ELECTRIC UTILITIES                                             1,510,508
                                                                --------------

  MULTI-UTILITIES 0.4%
      NorthWestern Corp.                               15,560          490,451
      Calpine Corp.*                                   56,100          190,740
      CMS Energy Corp.*+                                2,980           44,879
                                                                --------------

TOTAL MULTI-UTILITIES                                                  726,070
                                                                --------------

  WATER UTILITIES 0.2%
      American States Water Co.                         9,632          282,892
                                                                --------------

TOTAL WATER UTILITIES                                                  282,892
                                                                --------------

TOTAL UTILITIES                                                      4,132,243
                                                                --------------

CONSUMER STAPLES 2.1%
  FOOD PRODUCTS 0.9%
      Chiquita Brands
      International, Inc.+                             16,800          461,328
      Ralcorp Holdings, Inc.                            7,170          295,045
      Gold Kist, Inc.*                                 12,450          268,671
      Delta & Pine Land Co.                             7,930          198,726
      Seaboard Corp.                                      100          166,400
      Lance, Inc.                                       6,303          108,475
      Hain Celestial Group, Inc.*                       5,320          103,740
                                                                --------------

TOTAL FOOD PRODUCTS                                                  1,602,385
                                                                --------------

  FOOD & DRUG RETAILING 0.5%
      Longs Drug Stores Corp.                           8,210          353,441
      Nash Finch Co.                                    3,610          132,631
      United Natural Foods, Inc.*                       3,310          100,525
      Spartan Stores
      Incorporated*                                     6,620           97,115
      Smart & Final, Inc.*                              7,341           89,927
      Great Atlantic & Pacific
      Tea Co.*                                          2,910           84,565
                                                                --------------

TOTAL FOOD & DRUG RETAILING                                            858,204
                                                                --------------

  PERSONAL PRODUCTS 0.4%
      Nu Skin Enterprises, Inc.                        11,632          271,025
      Playtex Products, Inc.*                          20,471          220,268

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Chattem, Inc.*                                    4,320   $      178,848
                                                                --------------

TOTAL PERSONAL PRODUCTS                                                670,141
                                                                --------------

  HOUSEHOLD PRODUCTS 0.2%
      Central Garden and Pet
      Co.*                                              6,340          311,421
                                                                --------------

TOTAL HOUSEHOLD PRODUCTS                                               311,421
                                                                --------------

  BEVERAGES 0.1%
      Hansen Natural Corp.*                             1,580          133,858
                                                                --------------

TOTAL BEVERAGES                                                        133,858
                                                                --------------

TOTAL CONSUMER STAPLES                                               3,576,009
                                                                --------------

TELECOMMUNICATION SERVICES 1.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
      Commonwealth Telephone
      Enterprises, Inc.                                10,340          433,349
      Premiere Global Services, Inc.*                  22,566          254,770
      Iowa Telecommunications
      Services, Inc.                                   12,850          240,937
      Golden Telecom, Inc.+                             6,196          190,093
      Level 3 Communications, Inc.*                    25,990           52,760
      Broadwing Corp.*                                  7,330           33,865
                                                                --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         1,205,774
                                                                --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.6%
      USA Mobility, Inc.*                              10,990          322,667
      Ubiquitel, Inc.*                                 29,940          244,310
      SBA Communications Corp.*                        10,840          146,340
      Dobson Communications
      Corp. -- Class A*+                               33,600          143,136




MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Alamosa Holdings, Inc.*+                          9,510   $      132,189
                                                                --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                              988,642
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                     2,194,416
                                                                --------------

TOTAL COMMON STOCKS
  (Cost $122,497,969)                                              132,439,022
                                                                --------------

                                                         FACE           MARKET
                                                       AMOUNT            VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  25.1%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                             $   14,264,537   $   14,264,537
Morgan Stanley at 2.90%
due 07/01/05                                        9,009,182        9,009,182
Citigroup, Inc. at 2.85% due
07/01/05                                            6,006,121        6,006,121
Lehman Brothers, Inc. at 2.85%
due 07/01/05                                        8,370,160        8,370,160
Credit Suisse First Boston at
2.90% due 07/01/05++                                5,698,560        5,698,560

TOTAL REPURCHASE AGREEMENTS
  (Cost $43,348,560)                                                43,348,560
                                                                --------------

SECURITIES LENDING COLLATERAL  11.9%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bank                                    20,613,769       20,613,769
                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $20,613,769)                                                  20,613,769
                                                                --------------

TOTAL INVESTMENTS 113.6%
  (Cost $186,460,298)                                           $  196,401,351
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (13.6)%                                              $  (23,486,384)
                                                                --------------

NET ASSETS - 100.0%                                             $  172,914,967

                                                                    UNREALIZED
                                                    CONTRACTS             GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 Russell 2000
Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $47,091,450)                                  735   $      154,038
                                                                --------------

                                                        UNITS
                                                -------------
EQUITY INDEX SWAP AGREEMENT
August 2005 Russell 2000 Index
Swap, Maturing  8/24/05**
  (Notional Market Value
  $81,956,455)                                        128,125   $    2,061,246

------------------------------------------------------------------------------

*     Non-Income Producing Security.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at June 30, 2005.

++ All or a portion of this security is held as equity index swap collateral at June 30, 2005.



INVERSE SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 102.3%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at 2.90% due
07/01/05                                     $    12,761,514   $    12,761,514
Morgan Stanley at 2.90% due
07/01/05                                           8,059,904         8,059,904
Citigroup, Inc. at 2.85% due
07/01/05                                           5,373,269         5,373,269
Lehman Brothers, Inc. at 2.85% due
07/01/05                                           7,488,214         7,488,214
Credit Suisse First Boston at 2.90%
due 07/01/05+                                      3,790,209         3,790,209
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $37,473,110)                                               37,473,110
                                                               ---------------

TOTAL INVESTMENTS 102.3%
   (Cost $37,473,110)                                          $    37,473,110
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (2.3)%                                             $      (844,715)
                                                               ---------------
NET ASSETS - 100.0%                                            $    36,628,395

------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                   CONTRACTS              LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 Russell 2000
Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $4,100,480)                                  64   $       (91,732)
                                                               ---------------

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
August 2005 Russell 2000 Index Swap,
Maturing 08/24/05*
   (Notional Market Value
   $32,348,078)                                       50,571   $      (794,718)
                                                               ---------------

*     Price Return based on Russell 2000 Index +/- financing at a variable rate.

+ All or a portion of this security is held as equity index swap collateral at June 30, 2005.



U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 95.0%
U.S. Treasury Bond
   5.38% due 02/15/31                          $ 149,906,000    $  177,685,455
                                                                --------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $159,875,187)                                             177,685,455
                                                                --------------

REPURCHASE AGREEMENTS 3.2%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                             $   2,293,766    $    2,293,766
Morgan Stanley at 2.90% due
07/01/05                                           1,448,694         1,448,694
Citigroup, Inc. at 2.85% due
07/01/05                                             965,796           965,796
Lehman Brothers, Inc. at 2.85%
due 07/01/05                                       1,345,939         1,345,939
                                                                --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $6,054,195)                                                 6,054,195
                                                                --------------

TOTAL INVESTMENTS 98.2%
   (Cost $165,929,382)                                          $  183,739,650

OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.8%                                           $    3,325,278
                                                                --------------

NET ASSETS - 100.0%                                             $  187,064,928

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS              GAIN
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 U.S. Treasury
Bond Futures Contracts
   (Aggregate Market Value of
   Contracts $68,103,750)                                572    $    1,486,587
                                                                --------------




JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 73.6%
Farmer Mac*
  3.02% due 08/02/05                         $    50,000,000   $    49,865,778
  3.08% due 08/22/05                              48,500,000        48,284,229
  3.01% due 07/29/05                              30,000,000        29,929,767
  3.06% due 07/15/05                              25,000,000        24,970,250
  3.09% due 08/17/05                              25,000,000        24,899,146
  3.31% due 09/27/05                              25,000,000        24,799,921
Federal Farm Credit Bank*
  2.95% due 07/01/05                              25,000,000        25,000,000
  3.18% due 09/09/05                              25,000,000        24,845,417
  3.26% due 09/23/05                              25,000,000        24,809,833
  3.11% due 08/23/05                              15,000,000        14,931,321
  3.15% due 09/07/05                              10,000,000         9,940,500
Federal Home Loan Bank*
  3.04% due 07/22/05                              75,000,000        74,867,000
  2.95% due 07/01/05                              50,000,000        50,000,000
  3.00% due 07/01/05                              50,000,000        50,000,000
  2.99% due 07/13/05                              50,000,000        49,950,167
  2.93% due 07/15/05                              50,000,000        49,943,125
  2.91% due 07/20/05                              50,000,000        49,923,208
  3.02% due 07/20/05                              50,000,000        49,920,306
  2.97% due 07/22/05                              50,000,000        49,913,375
  3.01% due 08/03/05                              50,000,000        49,862,042
  3.03% due 08/15/05                              50,000,000        49,810,625
  3.03% due 08/16/05                              50,000,000        49,806,417
  3.13% due 08/19/05                              50,000,000        49,786,986
  3.13% due 08/24/05                              50,000,000        49,765,250
  3.22% due 09/09/05                              50,000,000        49,686,944
  3.28% due 09/14/05                              50,000,000        49,658,333
  2.95% due 07/15/05                              40,000,000        39,954,111
  3.04% due 08/01/05                              25,000,000        24,935,745
  3.08% due 08/10/05                              25,000,000        24,914,444
  3.08% due 08/17/05                              25,000,000        24,899,635
  3.20% due 08/24/05                              25,000,000        24,880,000
  3.23% due 08/29/05                              25,000,000        24,867,660
  3.26% due 09/09/05                              25,000,000        24,841,771
  3.12% due 08/29/05                              20,000,000        19,897,733
  3.19% due 09/07/05                              15,000,000        14,909,758
Freddie Mac*
  2.95% due 07/01/05                              50,000,000        50,000,000
  3.02% due 07/20/05                              50,000,000        49,920,306
  3.07% due 08/01/05                              50,000,000        49,867,819
  3.01% due 07/25/05                              25,000,000        24,949,833
  3.21% due 09/06/05                              25,000,000        24,850,646
  3.23% due 09/13/05                              25,000,000        24,834,014
  3.29% due 09/20/05                              25,000,000        24,814,937
  3.30% due 09/20/05                              25,000,000        24,814,375

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
  3.42% due 11/28/05                         $    25,000,000   $    24,643,750
                                                               ---------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $1,597,966,477)                                          1,597,966,477
                                                               ---------------

                                                   CONTRACTS
                                             ---------------
OPTIONS PURCHASED 0.0%
Call Options on:
  September 2005 U.S.
  Treasury Bond Index Futures
  Contracts
    Expiring September 2005
    with strike price of 1310                          6,769                --
  September 2005 U.S.
  Treasury Bond Index Futures
  Contracts
    Expiring September 2005
    with strike price of 1280                            158                --
  September 2005 U.S.
  Treasury Bond Index Futures
  Contracts
    Expiring September 2005
    with strike price of 1300                          1,693                --
  September 2005 U.S.
  Treasury Bond Index Futures
  Contracts
    Expiring September 2005
    with strike price of 1330                             70                --
                                                               ---------------

TOTAL OPTIONS PURCHASED
  (Cost $172,745)                                                           --
                                                               ---------------




JUNO MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 99.6%

Joint Repurchase Agreement
Collateralized by U.S. Treasury
Obligations
Bear Stearns Cos., Inc. at
2.90% due 07/01/05                          $    241,273,800   $   241,273,800

Morgan Stanley at 2.90% due
07/01/05                                         152,383,452       152,383,452

Citigroup, Inc. at 2.85% due
07/01/05                                         101,588,968       101,588,968

Lehman Brothers, Inc. at 2.85%
due 07/01/05                                     141,574,885       141,574,885
Individual Repurchase Agreement
  Lehman Brothers, Inc. at
2.00% due 07/01/05 (Secured by
U.S. Treasury Bonds, at a rate
of 5.38% and maturing 02/15/31
as a collateral, with a Market
Value of $593,342,962)                           593,310,000       593,310,000
Individual Repurchase Agreement
  Citigroup Global Market at
2.10% due 07/01/05 (Secured by
U.S. Treasury Bonds, at a rate
of 5.38% and maturing 02/15/31
as a collateral, with a Market
Value of $933,387,778)                           933,333,333       933,333,333

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,163,464,438)                                          2,163,464,438
                                                               ---------------

TOTAL INVESTMENTS 173.2%
  (Cost $3,761,603,660)                                        $ 3,761,430,915
                                                               ---------------

------------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
U.S TREASURY OBLIGATIONS SOLD SHORT (68.7%)

  U.S. Treasury Bond at 5.38%                  1,259,055,000    (1,492,300,000)
  due 02/15/31

TOTAL U.S. TREASURY OBLIGATIONS SOLD SHORT
  (Cost $1,410,022,230)                                        $(1,492,300,000)
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (4.5)%                                              $   (97,892,730)
                                                               ---------------

NET ASSETS - 100.0%                                            $ 2,171,238,185

                                                                    UNREALIZED
                                                   CONTRACTS              LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 U.S. Treasury
Bond Futures Contracts
 (Aggregate Market Value of
 Contracts $990,123,750)                               8,316   $   (25,067,508)

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government




LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS 56.4%
FINANCIALS 19.5%
  BANKS 11.2%
  HSBC Holdings PLC -- SP
      ADR                                              27,869   $    2,219,766
  Lloyds TSB Group PLC --
      SP ADR                                           25,290          861,124
  ABN AMRO Holding NV --
      SP ADR                                           33,737          827,569
  Barclays PLC -- SP ADR                               16,594          662,764
  Banco Santander Central
      Hispano -- SP ADR                                49,351          571,485
  Banco Bilbao Vizcaya
      Argentaria -- SP ADR                             35,406          543,836
                                                                --------------

TOTAL BANKS                                                          5,686,544
                                                                --------------

  CAPITAL MARKETS 4.9%
  UBS AG                                               17,083        1,329,912
  Credit Suisse Group -- SP
      ADR                                              16,574          648,706
  Deutsche Bank AG                                      6,917          538,834
                                                                --------------

TOTAL CAPITAL MARKETS                                                2,517,452
                                                                --------------

  INSURANCE 1.9%
  AXA -- SP ADR                                        20,672          514,940
  Allianz AG -- SP ADR                                 38,245          437,905
                                                                --------------

TOTAL INSURANCE                                                        952,845
                                                                --------------

  DIVERSIFIED FINANCIALS 1.5%
  ING Groep NV -- SP ADR                               26,380          739,959
                                                                --------------

TOTAL DIVERSIFIED FINANCIALS                                           739,959
                                                                --------------

TOTAL FINANCIALS                                                     9,896,800
                                                                --------------

ENERGY 11.3%
  OIL & GAS 11.3%
  BP PLC -- SP ADR                                     30,668        1,913,070
  Total SA -- SP ADR                                    9,926        1,159,853
  Royal Dutch Petroleum Co.                            16,813        1,091,164
  Shell Transport & Trading
      Co. PLC -- SP ADR                                17,623        1,023,191

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  ENI-Ente Nazionale
      Idrocarduri -- SP ADR                             4,488   $      575,362
                                                                --------------

TOTAL OIL & GAS                                                      5,762,640
                                                                --------------

TOTAL ENERGY                                                         5,762,640
                                                                --------------

HEALTH CARE 7.8%
  PHARMACEUTICALS 7.6%
  Novartis AG -- SP ADR                                30,758        1,459,160
  GlaxoSmithKline PLC -- SP
      ADR                                              27,889        1,352,895
  AstraZeneca PLC -- SP
      ADR                                              16,244          670,227
  Schering AG -- SP ADR                                 3,759          231,893
  Sanofi-Aventis -- SP ADR                              2,749          112,682
  Teva Pharmaceutical
      Industries Ltd. -- SP
      ADR                                               2,129           66,297
                                                                --------------

TOTAL PHARMACEUTICALS                                                3,893,154
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
  Alcon, Inc.                                             795           86,933
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  86,933
                                                                --------------

TOTAL HEALTH CARE                                                    3,980,087
                                                                --------------

TELECOMMUNICATION SERVICES 5.8%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 3.0%
  Telefonica SA                                        12,725          622,272
  Deutsche Telekom AG -- SP ADR                        22,241          409,679
  BT Group PLC -- SP ADR                                6,098          253,677
  Telecom Italia -- SP ADR                              7,307          228,782
                                                                --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         1,514,410
                                                                --------------




LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  WIRELESS TELECOMMUNICATION SERVICES 2.8%
  Vodafone Group PLC -- SP
      ADR                                              58,087   $    1,412,676
                                                                --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                            1,412,676
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                     2,927,086
                                                                --------------

CONSUMER STAPLES 3.9%
  FOOD PRODUCTS 2.3%
  Unilever NV                                          10,506          681,104
  Cadbury Schweppes PLC --
      SP ADR                                           12,135          465,135
                                                                --------------

TOTAL FOOD PRODUCTS                                                  1,146,239
                                                                --------------

  BEVERAGES 1.6%
  Diageo PLC -- SP ADR                                 13,745          815,078
                                                                --------------

TOTAL BEVERAGES                                                        815,078
                                                                --------------

TOTAL CONSUMER STAPLES                                               1,961,317
                                                                --------------

INFORMATION TECHNOLOGY 2.7%
  COMMUNICATIONS EQUIPMENT 2.1%
  Nokia OYJ -- SP ADR                                  40,444          672,988
  Telefonaktiebolaget LM
      Ericsson -- SP ADR*                              12,635          403,688
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                       1,076,676
                                                                --------------

  SOFTWARE 0.6%
  SAP AG -- SP ADR                                      7,087          306,867
                                                                --------------

TOTAL SOFTWARE                                                         306,867
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                         1,383,543
                                                                --------------

CONSUMER DISCRETIONARY 1.7%
  AUTOMOBILES 0.8%
  DaimlerChrysler AG                                    9,776          396,026
                                                                --------------

TOTAL AUTOMOBILES                                                      396,026
                                                                --------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  TEXTILES & APPAREL 0.5%
  Luxottica Group                                      13,135   $      270,450
                                                                --------------

TOTAL TEXTILES & APPAREL                                               270,450
                                                                --------------

  HOUSEHOLD DURABLES 0.4%
  Koninklijke Philips
      Electronics NV                                    7,687          193,635
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                               193,635
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                           860,111
                                                                --------------

UTILITIES 1.5%
  ELECTRIC UTILITIES 1.1%
  E.ON AG -- SP ADR                                    18,703          553,796
                                                                --------------

TOTAL ELECTRIC UTILITIES                                               553,796
                                                                --------------

  MULTI-UTILITIES 0.4%
  Suez SA -- SP ADR                                     7,037          190,914
                                                                --------------

TOTAL MULTI-UTILITIES                                                  190,914
                                                                --------------

TOTAL UTILITIES                                                        744,710
                                                                --------------

MATERIALS 1.3%
  CHEMICALS 0.7%
  BASF AG -- SP ADR                                     5,898          389,268
                                                                --------------

TOTAL CHEMICALS                                                        389,268
                                                                --------------

  METALS & MINING 0.6%
  Anglo American PLC -- SP
      ADR                                              12,405          291,517
                                                                --------------

TOTAL METALS & MINING                                                  291,517
                                                                --------------

TOTAL MATERIALS                                                        680,785
                                                                --------------




LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
INDUSTRIALS 0.9%
  INDUSTRIAL CONGLOMERATES 0.9%
  Siemens AG -- SP ADR                                  6,557   $      476,366
                                                                --------------

TOTAL INDUSTRIAL CONGLOMERATES                                         476,366
                                                                --------------

TOTAL INDUSTRIALS                                                      476,366
                                                                --------------

TOTAL COMMON STOCKS
  (Cost $28,726,097)                                                28,673,445
                                                                --------------

                                                         FACE           MARKET
                                                       AMOUNT            VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 44.5%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                               $  6,525,788   $    6,525,788
Morgan Stanley at 2.90% due
07/01/05                                            4,121,550        4,121,550
Citigroup, Inc. at 2.85% due
07/01/05                                            2,747,700        2,747,700
Lehman Brothers, Inc. at 2.85%
due 07/01/05+                                       9,194,873        9,194,873
                                                                --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $22,589,911)                                                22,589,911
                                                                --------------

TOTAL INVESTMENTS 100.9%
  (Cost $51,316,008)                                            $   51,263,356
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.9)%                                               $     (448,744)
                                                                --------------

NET ASSETS - 100.0%                                             $   50,814,612

------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                        UNITS             GAIN
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
September 2005 Dow Jones Europe
ST0XX 50 Index Swap, Maturing
09/14/05**
  (Notional Market Value
  $34,978,830)                                          9,599   $        9,948
                                                                --------------

*     Non-Income Producing Security.

** Price Return based on Dow Jones Europe STOXX 50 Index +/- financing at a variable rate.

+ Allor a portion of this security is held as equity index swap collateral at June 30, 2005.

ADR -- American Depository Receipt




LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 95.2%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                           $     7,630,842   $     7,630,842
Morgan Stanley at 2.90% due
07/01/05                                           4,819,479         4,819,479
Citigroup, Inc. at 2.85% due
07/01/05                                           3,212,986         3,212,986
Lehman Brothers, Inc. at 2.85%
due 07/01/05+                                      7,955,320         7,955,320
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $23,618,627)                                                23,618,627
                                                               ---------------

TOTAL INVESTMENTS 95.2%
  (Cost $23,618,627)                                           $    23,618,627
                                                               ---------------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.8%                                           $     1,195,847
                                                               ---------------

NET ASSETS - 100.0%                                            $    24,814,474

------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                   CONTRACTS       GAIN (LOSS)
------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
September 2005 Nikkei 225
Index Futures Contracts
  (Aggregate Market Value of
  Contracts $7,376,000)                                  128   $       202,975
September 2005 Yen Currency
Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $8,751,050)                                   77          (314,946)
                                                               ---------------

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS
$16,127,050)                                                   $      (111,971)
                                                               ---------------

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
September 2005 Topix 100 Index
Swap, Maturing 09/14/05*
  (Notional Market Value
  $23,745,800)                                     3,238,405   $        73,119
                                                               ---------------

*     Price Return based on Topix 100 Index +/- financing at a variable rate.

+ Allor a portion of this security is held as equity index swap collateral at June 30, 2005.




SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.8%
FINANCIALS 22.5%
  BANKS 7.4%
      South Financial Group,
      Inc.                                            22,925   $       651,528
      Whitney Holding Corp.                           19,421           633,707
      Amegy Bancorp, Inc.+                            21,690           485,422
      First Bancorp Puerto Rico                       11,850           475,777
      United Bankshares, Inc.                         11,970           426,252
      Chittenden Corp.                                14,275           388,280
      Wintrust Financial Corp.                         7,210           377,444
      Susquehanna Bancshares,
      Inc.                                            14,403           354,170
      Central Pacific Financial
      Corp. Co.                                        9,380           333,928
      Provident Bankshares
      Corp.                                           10,202           325,546
      Umpqua Holding Corp.                            13,724           323,063
      First Republic Bank                              7,468           263,844
      Community Bank System,
      Inc.                                             9,330           227,559
      Boston Private Financial
      Holdings, Inc.                                   8,610           216,972
      Sterling Bancshares,
      Inc./TX                                         13,931           216,766
      Gold Banc Corp., Inc.                           12,060           175,473
      Irwin Financial Corp.                            7,110           157,771
                                                               ---------------

TOTAL BANKS                                                          6,033,502
                                                               ---------------

  REAL ESTATE 5.2%
      New Century Financial
      Corp.                                           15,970           821,657
      Colonial Properties Trust                       12,233           538,252
      Capital Automotive
      REIT+                                           13,082           499,340
      Gables Residential Trust                         9,070           392,096
      Lexington Corporate
      Properties Trust                                15,137           367,980
      Entertainment Properties
      Trust                                            7,894           363,124
      Commercial Net Lease
      Realty                                          16,096           329,485
      CRT Properties, Inc.                             9,855           269,042
      Glenborough Realty Trust,
      Inc.                                            11,139           229,352
      Sovran Self Storage, Inc.                        5,009           227,709

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Parkway Properties,
      Inc./MD                                          4,507   $       225,395
                                                               ---------------

TOTAL REAL ESTATE                                                    4,263,432
                                                               ---------------
  THRIFTS & MORTGAGE FINANCE 4.8%
      Fremont General Corp.+                          22,100           537,693
      Downey Financial Corp.+                          7,328           536,409
      MAF Bancorp, Inc.                                9,447           402,726
      Commercial Federal Corp.                        11,169           376,172
      BankAtlantic Bancorp,
      Inc. -- Class A                                 16,480           312,296
      Brookline Bancorp, Inc.                         19,046           309,688
      FirstFed Financial Corp.*                        5,103           304,190
      Flagstar Bancorp, Inc.+                         14,576           275,924
      Sterling Financial Corp./WA*                     7,135           266,849
      Bankunited Financial
      Corp. -- Class A                                 8,634           233,463
      Anchor BanCorp Wisconsin, Inc.                   6,413           194,057
      Dime Community Bancshares                       10,350           157,320
                                                               ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                     3,906,787
                                                               ---------------

  INSURANCE 4.0%
      Selective Insurance
      Group, Inc.                                      8,708           431,481
      Delphi Financial Group,
      Inc. -- Class A                                  9,199           406,136
      ProAssurance Corp.*                              9,065           378,554
      Hilb Rogal & Hobbs Co.                          10,970           377,368
      UICI+                                           12,572           374,269
      LandAmerica Financial
      Group, Inc.                                      5,839           346,662
      RLI Corp.+                                       7,151           318,935
      Stewart Information
      Services Corp.                                   5,625           236,250
      Infinity Property &
      Casualty Corp.                                   6,380           222,534
      Presidential Life Corp.                          7,894           135,066
      SCPIE Holdings Inc.*                             3,010            34,284
                                                               ---------------

TOTAL INSURANCE                                                      3,261,539
                                                               ---------------

  CAPITAL MARKETS 0.7%
      Investment Technology
      Group, Inc.*                                    13,015           273,575
      Piper Jaffray Cos., Inc.*                        6,306           191,892




SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      SWS Group, Inc.                                  4,955   $        85,127
                                                               ---------------

TOTAL CAPITAL MARKETS                                                  550,594
                                                               ---------------
  CONSUMER FINANCE 0.2%
      Cash America
      International, Inc.                              8,999           181,060
      Rewards Network, Inc.*                           6,580            35,532
                                                               ---------------

TOTAL CONSUMER FINANCE                                                 216,592
                                                               ---------------
  DIVERSIFIED FINANCIALS 0.2%
      Financial Federal Corp.                          5,349           206,685
                                                               ---------------

TOTAL DIVERSIFIED FINANCIALS                                           206,685
                                                               ---------------

TOTAL FINANCIALS                                                    18,439,131
                                                               ---------------

INDUSTRIALS 19.7%
  COMMERCIAL SERVICES & SUPPLIES 4.6%
      United Stationers, Inc.*                        10,262           503,864
      School Specialty, Inc.*+                         7,058           328,197
      ABM Industries, Inc.                            13,794           268,983
      G & K Services, Inc. --
      Class A                                          6,493           244,981
      Tetra Tech, Inc.*                               17,540           237,316
      NCO Group, Inc.*                                 9,944           215,089
      Viad Corp.                                       6,915           195,971
      Coinstar, Inc.*                                  7,800           176,982
      Consolidated Graphics,
      Inc.*                                            3,951           161,082
      Heidrick & Struggles
      International, Inc.*                             6,050           157,784
      Mobile Mini, Inc.*                               4,518           155,781
      Bowne & Co., Inc.                               10,549           152,538
      Imagistics International,
      Inc.*                                            5,020           140,560
      Central Parking Corp.+                           9,711           133,526
      Standard Register Co.                            8,148           128,820
      Spherion Corp.*                                 19,013           125,486
      CDI Corp.                                        4,826           105,786
      SOURCECORP, Inc.*                                4,856            96,246
      Volt Information
      Sciences, Inc.*                                  3,690            87,564
      Angelica Corp.                                   2,831            69,388
      On Assignment, Inc.*                             7,851            39,098

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      PRG-Schultz
      International, Inc.*                            13,277   $        37,441
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,762,483
                                                               ---------------

  MACHINERY 4.4%
      Timken Co.                                      28,192           651,235
      Briggs & Stratton Corp.                         15,940           551,843
      Manitowoc Co., Inc.+                             9,310           381,896
      Albany International
      Corp. -- Class A                                 9,823           315,417
      Watts Industries, Inc. --
      Class A.                                         8,861           296,755
      Gardner Denver, Inc.*                            7,767           272,466
      Barnes Group, Inc.                               6,631           219,486
      Stewart & Stevenson
      Services, Inc.                                   8,960           203,034
      Thomas Industries, Inc.                          4,528           180,939
      Valmont Industries, Inc.+                        6,306           162,695
      Astec Industries, Inc.*                          5,734           132,971
      Robbins & Myers, Inc.                            3,995            85,932
      Lindsay Manufacturing
      Co.                                              3,600            84,888
      Lydall, Inc.*                                    5,188            44,721
      Wolverine Tube, Inc.*                            4,680            27,472
                                                               ---------------

TOTAL MACHINERY                                                      3,611,750
                                                               ---------------

  AEROSPACE & DEFENSE 3.1%
      DRS Technologies, Inc.                           8,527           437,264
      Armor Holdings, Inc.*+                          10,670           422,639
      Curtiss-Wright Corp.                             6,718           362,436
      Moog, Inc. -- Class A*                          11,321           356,498
      Esterline Technologies
      Corp.*                                           7,799           312,584
      Triumph Group, Inc.*                             4,932           171,436
      AAR Corp.*                                      10,036           157,666
      Kaman Corp. -- Class A                           7,068           127,507
      Cubic Corp.+                                     6,500           115,310
      Applied Signal
      Technology, Inc.                                 3,550            67,592
                                                               ---------------

TOTAL AEROSPACE & DEFENSE                                            2,530,932
                                                               ---------------

  CONSTRUCTION & ENGINEERING 1.7%
      Shaw Group, Inc.*+                              23,923           514,584
      URS Corp.*+                                     13,234           494,290
      EMCOR Group, Inc.*                               4,806           235,013




SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Insituform Technologies,
      Inc. -- Class A*                                 8,245   $       132,167
                                                               ---------------

TOTAL CONSTRUCTION & ENGINEERING                                     1,376,054
                                                               ---------------

  ELECTRICAL EQUIPMENT 1.6%
      Acuity Brands, Inc.                             13,620           349,898
      Woodward Governor Co.                            3,249           273,014
      Regal-Beloit Corp.+                              9,008           262,673
      A.O. Smith Corp.                                 7,571           202,221
      Artesyn Technologies,
      Inc.*                                           12,170           105,879
      C&D Technologies, Inc.                           7,777            71,471
      MagneTek, Inc.*                                  8,777            22,557
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                           1,287,713
                                                               ---------------

  TRADING COMPANIES & DISTRIBUTORS 1.1%
      Hughes Supply, Inc.                             20,460           574,926
      Applied Industrial
      Technologies, Inc.                               8,435           272,366
      Lawson Products, Inc.                            2,100            81,522
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 928,814
                                                               ---------------

  ROAD & RAIL 0.9%
      Kansas City Southern*                           25,262           509,787
      Arkansas Best Corp.                              7,394           235,203
                                                               ---------------

TOTAL ROAD & RAIL                                                      744,990
                                                               ---------------

  BUILDING PRODUCTS 0.6%
      Universal Forest Products,
      Inc.                                             5,283           218,981
      Griffon Corp.*+                                  8,230           182,706
      Apogee Enterprises, Inc.                         8,395           129,031
                                                               ---------------

TOTAL BUILDING PRODUCTS                                                530,718
                                                               ---------------

  AIRLINES 0.6%
      SkyWest, Inc.+                                  17,798           323,568
      Frontier Airlines, Inc.*                        11,119           114,859
      Mesa Air Group, Inc.*+                           9,250            62,067
                                                               ---------------

TOTAL AIRLINES                                                         500,494
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  MARINE 0.4%
      Kirby Corp.*                                     7,300   $       329,230
                                                               ---------------

TOTAL MARINE                                                           329,230
                                                               ---------------
  AIR FREIGHT & COURIERS 0.4%
      EGL, Inc.*+                                     14,520           295,046
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                           295,046
                                                               ---------------

  INDUSTRIAL CONGLOMERATES 0.3%
      Tredegar Corp.                                  10,284           160,431
      Standex International
      Corp.                                            3,608           102,503
                                                               ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                         262,934
                                                               ---------------

TOTAL INDUSTRIALS                                                   16,161,158
                                                               ---------------

INFORMATION TECHNOLOGY 14.0%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 4.4%
      Varian Semiconductor
      Equipment Associates,
      Inc.*+                                          11,380           421,060
      Skyworks Solutions,
      Inc.*+                                          48,576           358,005
      Cymer, Inc.*+                                   11,150           293,802
      Photronics, Inc.*+                              12,295           286,965
      Axcelis Technologies,
      Inc.*                                           30,880           211,837
      DSP Group, Inc.*                                 8,700           207,669
      Brooks Automation,
      Inc.*+                                          13,930           206,860
      FEI Co.*                                         9,030           205,974
      Exar Corp.*                                     13,186           196,340
      Veeco Instruments, Inc.*                         8,610           140,171
      Standard Microsystems
      Corp.*                                           5,797           135,534
      Ultratech, Inc.*                                 7,355           134,597
      Cohu, Inc.                                       6,663           133,593
      Kopin Corp.*                                    21,750           110,925
      Actel Corp.*                                     7,739           107,572
      Helix Technology Corp.                           8,010           106,373
      Supertex, Inc.*                                  4,000            70,640
      Rudolph Technologies,
      Inc.*+                                           4,735            67,853
      Advanced Energy
      Industries, Inc.*                                8,390            65,945




SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Pericom Semiconductor
      Corp.*                                           8,100   $        65,934
      ESS Technologies, Inc.*                         10,880            45,805
                                                               ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            3,573,454
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.1%
      Anixter International,
      Inc.*                                           10,703           397,831
      Benchmark Electronics,
      Inc.*+                                          12,846           390,775
      Coherent, Inc.*                                  9,473           341,123
      Global Imaging Systems,
      Inc.*                                            7,200           229,392
      Paxar Corp.*                                    11,882           210,905
      Checkpoint Systems, Inc.*                       11,685           206,825
      Aeroflex, Inc.*+                                23,035           193,494
      Technitrol, Inc.                                12,498           176,597
      Electro Scientific
      Industries, Inc.*                                8,858           158,381
      Park Electrochemical
      Corp.                                            5,890           148,428
      CTS Corp.                                       11,356           139,565
      Agilsys, Inc.                                    8,836           138,725
      Methode Electronics, Inc.
      -- Class A                                      11,253           133,573
      Photon Dynamics, Inc.*                           5,180           106,760
      Radisys Corp.*                                   6,149            99,306
      Bell Microproducts, Inc.*                        8,887            83,538
      Keithley Instruments, Inc.                       4,700            72,427
      X-Rite, Inc.                                     6,100            70,211
      Gerber Scientific, Inc.*                         6,500            45,240
      Planar Systems, Inc.*                            4,583            33,685
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             3,376,781
                                                               ---------------

  SOFTWARE 1.9%
      THQ, Inc.*+                                     12,565           367,778
      Internet Security Systems,
      Inc.*                                           13,270           269,248
      Altiris, Inc.*                                   7,300           107,164
      MRO Software, Inc.*                              7,140           104,315
      JDA Software Group,
      Inc.*                                            8,933           101,658
      Verity, Inc.*                                   11,568           101,451
      SPSS, Inc.*                                      5,170            99,316
      EPIQ Systems, Inc.*                              4,900            80,164
      MapInfo Corp.*+                                  6,370            66,949

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Catapult Communications
      Corp.*                                           3,500   $        59,710
      Phoenix Technologies,
      Ltd.*                                            7,639            59,431
      Napster, Inc.*+                                 13,500            56,700
      NYFIX, Inc.*                                     9,475            55,997
      Captaris, Inc.*                                  9,142            37,848
                                                               ---------------

TOTAL SOFTWARE                                                       1,567,729
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 1.8%
      Belden CDT, Inc.+                               14,541           308,269
      Black Box Corp.                                  5,331           188,717
      ViaSat, Inc.*                                    7,450           151,459
      Symmetricom, Inc.*                              14,268           147,959
      Inter-Tel, Inc.+                                 7,400           137,714
      Bel Fuse, Inc. -- Class B                        3,501           106,991
      C-COR, Inc.*                                    14,735           100,935
      Digi International, Inc.*                        7,000            83,020
      Ditech Communications
      Corp.*                                           9,910            64,316
      PC-Tel, Inc.*                                    6,129            47,990
      Brooktrout, Inc.*                                3,890            43,412
      Network Equipment
      Technologies, Inc.*                              7,682            39,639
      Tollgrade Communications,
      Inc.*                                            4,034            30,255
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                       1,450,676
                                                               ---------------

  IT CONSULTING & SERVICES 1.1%
      eFunds Corp.*                                   13,930           250,601
      MAXIMUS, Inc.                                    6,175           217,916
      Ciber, Inc.*                                    18,141           144,765
      Intrado, Inc.*                                   5,410            80,933
      Pegasus Solutions, Inc.*                         5,980            66,677
      Startek, Inc.                                    3,950            64,859
      Carreker Corp.*                                  7,050            38,634
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                         864,385
                                                               ---------------

  COMPUTERS & PERIPHERALS 0.7%
      Hutchinson Technology,
      Inc.*                                            7,746           298,298
      Adaptec, Inc.*                                  34,701           134,640
      Pinnacle Systems, Inc.*                         21,912           120,516




SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      SBS Technologies, Inc.*                          4,870   $        45,194
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                          598,648
                                                               ---------------

  INTERNET SOFTWARE & SERVICES 0.0%
      MIVA, Inc.*                                      8,760            40,647
                                                               ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                      40,647
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                        11,472,320
                                                               ---------------

CONSUMER DISCRETIONARY 13.4%
  SPECIALTY RETAIL 4.2%
      Zale Corp.*+                                    15,760           499,434
      Burlington Coat Factory
      Warehouse Corp.                                  9,753           415,868
      Linens 'N Things, Inc.*+                        13,928           329,536
      Stage Stores, Inc.*                              5,630           245,468
      Too, Inc.*+                                     10,250           239,542
      Sonic Automotive, Inc.                          11,095           235,880
      PEP Boys-Manny Moe &
      Jack                                            17,102           231,561
      Jo-Ann Stores, Inc.*                             7,168           189,164
      TBC Corp.*                                       6,944           188,391
      Dress Barn, Inc.*+                               8,046           182,081
      Group 1 Automotive,
      Inc.*                                            7,319           175,949
      Cost Plus, Inc.*                                 6,750           168,345
      Gymboree Corp.*                                  9,625           131,477
      Haverty Furniture Cos.,
      Inc.                                             7,015           103,682
      Goody's Family Clothing,
      Inc.                                             8,157            60,158
      Hancock Fabrics, Inc./DE                         5,931            39,382
                                                               ---------------

TOTAL SPECIALTY RETAIL                                               3,435,918
                                                               ---------------

  HOUSEHOLD DURABLES 3.3%
      M.D.C. Holdings, Inc.                           11,731           964,875
      Standard-Pacific Corp.+                         10,454           919,429
      La-Z-Boy, Inc.                                  16,069           234,125
      Interface, Inc. -- Class A*                     15,280           123,004
      Skyline Corp.                                    2,401            95,872
      National Presto
      Industries, Inc.                                 1,778            78,356
      Libbey, Inc.                                     4,255            67,272
      Russ Berrie & Co., Inc.                          5,181            66,369
      Bassett Furniture
      Industries, Inc.                                 3,443            64,935
      Department 56, Inc.*                             4,296            44,034

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Applica, Inc.*                                   6,953   $        22,458
      Fedders Corp.                                    8,390            18,458
      Enesco Group, Inc.*                              4,478            13,389
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                             2,712,576
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 1.9%
      Aztar Corp.*+                                   10,754           368,325
      Pinnacle Entertainment,
      Inc.*                                           12,487           244,246
      Landry's Restaurants, Inc.                       6,280           188,965
      Lone Star Steakhouse &
      Saloon, Inc.                                     5,975           181,700
      Ryan's Restaurant Group,
      Inc.*                                           12,926           181,093
      Marcus Corp.                                     8,510           180,582
      O'Charleys, Inc.*                                6,895           121,766
      Multimedia Games, Inc.*+                         8,420            92,704
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   1,559,381
                                                               ---------------

  TEXTILES & APPAREL 1.3%
      Kellwood Co.+                                    8,535           229,591
      Brown Shoe Co., Inc.                             5,608           219,553
      Russell Corp.                                   10,183           208,242
      Oxford Industries, Inc.                          4,750           204,488
      Stride Rite Corp.                               11,145           153,690
      Ashworth, Inc.*                                  4,335            39,058
      Haggar Corp.                                     1,879            38,238
                                                               ---------------

TOTAL TEXTILES & APPAREL                                             1,092,860
                                                               ---------------

  LEISURE EQUIPMENT & PRODUCTS 0.7%
      K2, Inc.*                                       14,687           186,231
      Jakks Pacific, Inc.*                             8,229           158,079
      Arctic Cat, Inc.                                 4,850            99,571
      Sturm Ruger & Co., Inc.                          7,520            62,942
      Action Performance Cos.,
      Inc.                                             5,775            50,936
      Meade Instruments Corp.*                         5,162            14,402
                                                               ---------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                     572,161
                                                               ---------------

  MULTILINE RETAIL 0.5%
      ShopKo Stores, Inc.*                             9,261           225,135
      Fred's, Inc.+                                   12,280           203,602
                                                               ---------------

TOTAL MULTILINE RETAIL                                                 428,737
                                                               ---------------



SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  AUTOMOBILES 0.5%
      Fleetwood Enterprises,
      Inc.*                                           17,130   $       173,869
      Monaco Coach Corp.                               9,090           156,257
      Coachmen Industries, Inc.                        4,586            57,463
                                                               ---------------

TOTAL AUTOMOBILES                                                      387,589
                                                               ---------------

  INTERNET & CATALOG RETAIL 0.5%
      Insight Enterprises, Inc.*                      14,930           301,287
      J. Jill Group, Inc.*                             5,850            80,438
                                                               ---------------

TOTAL INTERNET & CATALOG RETAIL                                        381,725
                                                               ---------------

  AUTO COMPONENTS 0.3%
      Superior Industries
      International, Inc.+                             7,580           179,646
      Standard Motor Products,
      Inc.                                             4,659            61,499
                                                               ---------------

TOTAL AUTO COMPONENTS                                                  241,145
                                                               ---------------

  DISTRIBUTORS 0.1%
      Audiovox Corp. -- Class A*                       6,465           100,207
                                                               ---------------

TOTAL DISTRIBUTORS                                                     100,207
                                                               ---------------

  MEDIA 0.1%
      4Kids Entertainment, Inc.*                       4,110            81,707
                                                               ---------------

TOTAL MEDIA                                                             81,707
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                        10,994,006
                                                               ---------------

MATERIALS 7.4%
  METALS & MINING 3.0%
      Commercial Metals Co.                           18,690           445,196
      Quanex Corp.+                                    7,764           411,570
      Carpenter Technology
      Corp.                                            7,553           391,245
      Reliance Steel & Aluminum
      Co.                                              9,260           343,268
      RTI International Metals,
      Inc.*                                            6,815           214,059
      Aleris International, Inc.*                      8,864           199,883
      Century Aluminum Co.*+                           8,540           174,216
      Ryerson Tull, Inc.+                              7,715           110,093

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Brush Engineered
      Materials, Inc.*                                 5,968   $        85,104
      Steel Technologies, Inc.                         3,753            63,426
      A.M. Castle & Co.*                               3,981            61,546
                                                               ---------------

TOTAL METALS & MINING                                                2,499,606
                                                               ---------------

  CHEMICALS 1.8%
      H.B. Fuller Co.                                  8,837           300,988
      OM Group, Inc.*                                  8,776           216,680
      PolyOne Corp.*                                  28,362           187,756
      Arch Chemicals, Inc.                             7,271           181,484
      A. Schulman, Inc.                                9,447           169,007
      Cambrex Corp.                                    8,113           154,553
      Wellman, Inc.                                   10,037           102,277
      Material Sciences Corp.*                         4,131            60,147
      Quaker Chemical Corp.                            2,964            51,722
      Penford Corp.                                    2,697            43,152
                                                               ---------------

TOTAL CHEMICALS                                                      1,467,766
                                                               ---------------

  CONTAINERS & PACKAGING 1.3%
      AptarGroup, Inc.                                10,904           553,923
      Rock-Tenn Co. -- Class A                        10,347           130,889
      Chesapeake Corp.                                 6,105           127,839
      Myers Industries, Inc.                          10,194           127,425
      Caraustar Industries,
      Inc.*                                            8,922            93,681
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                         1,033,757
                                                               ---------------

  PAPER & FOREST PRODUCTS 0.8%
      Wausau Paper Corp.                              15,920           190,722
      Schweitzer-Mauduit
      International, Inc.                              4,721           146,965
      Neenah Paper, Inc.                               4,600           142,462
      Buckeye Technologies,
      Inc.*                                           10,347            82,465
      Pope & Talbot, Inc.                              5,008            55,589
                                                               ---------------

TOTAL PAPER & FOREST PRODUCTS                                          618,203
                                                               ---------------

  CONSTRUCTION MATERIALS 0.5%
      Texas Industries, Inc.                           7,030           395,297
                                                               ---------------

TOTAL CONSTRUCTION MATERIALS                                           395,297
                                                               ---------------

TOTAL MATERIALS                                                      6,014,629
                                                               ---------------




SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
UTILITIES 7.0%
  GAS UTILITIES 4.1%
      Southern Union Co.*+                            29,931   $       734,806
      Atmos Energy Corp.                              24,620           709,056
      Piedmont Natural Gas
      Co.+                                            23,656           568,217
      New Jersey Resources
      Corp.                                            8,450           407,712
      Northwest Natural Gas
      Co.                                              8,511           325,461
      Southwest Gas Corp.                             11,597           295,839
      Laclede Group, Inc.                              6,479           205,773
      Cascade Natural Gas
      Corp.                                            3,549            72,755
                                                               ---------------

TOTAL GAS UTILITIES                                                  3,319,619
                                                               ---------------

  ELECTRIC UTILITIES 2.4%
      Allete, Inc.+                                    9,248           461,475
      Cleco Corp.                                     15,429           332,804
      Unisource Energy Corp.                          10,615           326,411
      El Paso Electric Co.*                           14,766           301,965
      CH Energy Group, Inc.                            4,900           238,287
      UIL Holding Corp.                                4,226           227,401
      Central Vermont Public
      Service Corp.                                    3,774            69,819
      Green Mountain Power
      Corp.                                            1,589            47,416
                                                               ---------------

TOTAL ELECTRIC UTILITIES                                             2,005,578
                                                               ---------------

  MULTI-UTILITIES 0.3%
      Avista Corp.                                    15,009           279,017
                                                               ---------------

TOTAL MULTI-UTILITIES                                                  279,017
                                                               ---------------

  WATER UTILITIES 0.2%
      American States Water Co.                        5,149           151,226
                                                               ---------------

TOTAL WATER UTILITIES                                                  151,226
                                                               ---------------

TOTAL UTILITIES                                                      5,755,440
                                                               ---------------

HEALTH CARE 5.3%
  HEALTH CARE EQUIPMENT & SUPPLIES 3.0%
      Cooper Cos., Inc.                               13,620           828,913
      Invacare Corp.                                   9,711           430,780

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Conmed Corp.*                                    9,094   $       279,822
      Viasys Healthcare, Inc.*                         9,171           207,173
      Analogic Corp.                                   3,913           196,902
      Wilson Greatbatch
      Technologies, Inc.                               6,700           160,130
      Datascope Corp.                                  4,181           139,436
      Vital Signs, Inc.                                2,868           124,242
      Theragenics Corp*                                9,800            31,556
      Osteotech, Inc.*                                 5,285            19,449
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,418,403
                                                               ---------------

  HEALTH CARE PROVIDERS & SERVICES 1.7%
      Sunrise Senior Living,
      Inc.*+                                           5,914           319,238
      SFBC International, Inc.*                        5,300           204,739
      NDCHealth Corp.                                 11,140           200,186
      Parexel International
      Corp.*+                                          8,035           159,495
      Cross Country Healthcare,
      Inc.*                                            8,167           138,839
      RehabCare Group, Inc.*                           5,137           137,312
      Gentiva Health Services,
      Inc.*                                            7,194           128,485
      Hooper Holmes, Inc.                             20,137            83,568
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,371,862
                                                               ---------------

  BIOTECHNOLOGY 0.3%
      Regeneron
      Pharmaceuticals, Inc.*                          14,870           124,759
      Savient Pharmaceuticals,
      Inc.*                                           18,796            82,890
      Arqule, Inc.*                                    9,630            62,403
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                    270,052
                                                               ---------------

  PHARMACEUTICALS 0.3%
      Alpharma, Inc. -- Class A                       14,582           211,002
      Bradley Pharmaceuticals,
      Inc.*+                                           4,640            49,880
                                                               ---------------

TOTAL PHARMACEUTICALS                                                  260,882
                                                               ---------------

TOTAL HEALTH CARE                                                    4,321,199
                                                               ---------------




SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
CONSUMER STAPLES 5.2%
  FOOD PRODUCTS 2.3%
      Corn Products
      International, Inc.                             23,162   $       550,329
      Ralcorp Holdings, Inc.                           9,170           377,345
      TreeHouse Foods, Inc.*                           9,300           265,143
      Sanderson Farms, Inc.                            4,850           220,384
      Hain Celestial Group,
      Inc.*+                                          10,286           200,577
      J&J Snack Foods Corp.                            2,453           128,415
      American Italian Pasta
      Co. -- Class A+                                  5,640           118,553
                                                               ---------------

TOTAL FOOD PRODUCTS                                                  1,860,746
                                                               ---------------

  FOOD & DRUG RETAILING 1.6%
      Performance Food Group
      Co.*                                            14,502           438,105
      Longs Drug Stores Corp.                         10,091           434,418
      Casey's General Stores,
      Inc.                                            15,523           307,666
      Nash Finch Co.                                   3,926           144,241
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                          1,324,430
                                                               ---------------

  PERSONAL PRODUCTS 0.6%
      NBTY, Inc.*+                                    18,880           489,747
                                                               ---------------

TOTAL PERSONAL PRODUCTS                                                489,747
                                                               ---------------

  HOUSEHOLD PRODUCTS 0.5%
      Spectrum Brands, Inc.*                          13,470           444,510
                                                               ---------------

TOTAL HOUSEHOLD PRODUCTS                                               444,510
                                                               ---------------

  TOBACCO 0.2%
      Alliance One
      International, Inc.                             26,993           162,228
                                                               ---------------

TOTAL TOBACCO                                                          162,228
                                                               ---------------

TOTAL CONSUMER STAPLES                                               4,281,661
                                                               ---------------

ENERGY 5.1%
  ENERGY EQUIPMENT & SERVICES 2.7%
      SEACOR Holdings, Inc.*+                          7,620           489,966
      Maverick Tube Corp.*+                           13,220           393,956

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Oceaneering International,
      Inc.*+                                           8,015   $       309,780
      Veritas DGC, Inc.*+                             10,460           290,160
      Offshore Logistics, Inc.*                        7,236           237,630
      W-H Energy Services,
      Inc.*                                            8,576           213,800
      Input/Output, Inc.*+                            20,910           131,315
      Dril-Quip, Inc.*                                 3,729           108,178
                                                               ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    2,174,785
                                                               ---------------

  OIL & GAS 2.4%
      Cimarex Energy Co.*+                            25,090           976,252
      Stone Energy Corp.*                              7,854           384,061
      Spinnaker Exploration
      Co.*                                             9,428           334,600
      Swift Energy Co.*                                8,709           311,956
                                                               ---------------

TOTAL OIL & GAS                                                      2,006,869
                                                               ---------------

TOTAL ENERGY                                                         4,181,654
                                                               ---------------

TELECOMMUNICATION SERVICES 0.2%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.2%
      General Communication
      -- Class A*+                                    15,594           153,913
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                               153,913
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                       153,913
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $75,212,318)                                                81,775,111
                                                               ---------------



SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                           $       148,906   $       148,906
Morgan Stanley at 2.90% due
07/01/05                                              94,046            94,046
Citigroup, Inc. at 2.85% due
07/01/05                                              62,697            62,697
Lehman Brothers, Inc. at 2.85%
due 07/01/05                                          87,375            87,375


TOTAL REPURCHASE AGREEMENTS
  (Cost $393,024)                                                      393,024
                                                               ---------------

SECURITIES LENDING COLLATERAL 8.1%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bank                                    6,660,635   $     6,660,635
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,660,635)                                                    6,660,635
                                                               ---------------

TOTAL INVESTMENTS 108.4%
  (Cost $82,265,977)                                           $    88,828,770
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (8.4)%                                              $    (6,911,211)
                                                               ---------------

NET ASSETS - 100.0%                                            $    81,917,559

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

REIT - Real Estate Investment Trust.




MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.6%
FINANCIALS 23.6%
  INSURANCE 7.9%
      Fidelity National
      Financial, Inc.                                 53,230    $    1,899,779
      Everest Re Group Ltd.                           17,364         1,614,852
      Old Republic
      International Corp.                             56,248         1,422,512
      W.R. Berkley Corp.                              36,702         1,309,527
      First American Corp.+                           26,475         1,062,707
      Protective Life Corp.                           21,439           905,155
      Unitrin, Inc.                                   17,831           875,502
      HCC Insurance Holdings,
      Inc.+                                           21,539           815,682
      Stancorp Financial Group,
      Inc.                                             8,645           662,034
      Allmerica Financial Corp.*                      16,449           610,093
      American Financial Group,
      Inc./OH                                         18,069           605,673
      AmerUs Group Co.+                               12,058           579,387
      Ohio Casualty Corp.                             19,286           466,335
      Horace Mann Educators
      Corp.                                           13,198           248,386
                                                                --------------

TOTAL INSURANCE                                                     13,077,624
                                                                --------------

  BANKS 5.0%
      Hibernia Corp. -- Class A                       48,298         1,602,528
      Commerce Bancorp, Inc./NJ+                      49,900         1,512,469
      Associated Banc-Corp.                           39,300         1,322,838
      Mercantile Bankshares
      Corp.+                                          24,463         1,260,578
      Colonial BancGroup, Inc.                        47,777         1,053,960
      FirstMerit Corp.+                               25,765           672,724
      Greater Bay Bancorp                             15,772           415,908
      Texas Regional
      Bancshares, Inc. -- Class A                     12,700           387,096
                                                                --------------

TOTAL BANKS                                                          8,228,101
                                                                --------------

  THRIFTS & MORTGAGE FINANCE 4.6%
      New York Community
      Bancorp, Inc.+                                  75,251         1,363,548
      Radian Group, Inc.                              26,528         1,252,652
      PMI Group, Inc.+                                28,808         1,122,936
      Independence Community
      Bank Corp.+                                     24,005           886,505

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Astoria Financial Corp.                         30,879    $      879,125
      IndyMac Bancorp, Inc.+                          19,207           782,301
      Webster Financial Corp.                         16,522           771,412
      Washington Federal, Inc.                        26,678           627,467
                                                                --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                     7,685,946
                                                                --------------

  REAL ESTATE 3.3%
      Liberty Property Trust                          26,784         1,186,799
      AMB Property Corp.+                             25,871         1,123,578
      Hospitality Properties
      Trust                                           20,734           913,747
      New Plan Excel Realty
      Trust                                           31,822           864,604
      Mack-Cali Realty Corp.                          17,474           791,572
      Highwoods Properties,
      Inc.+                                           16,507           491,248
                                                                --------------

TOTAL REAL ESTATE                                                    5,371,548
                                                                --------------

  CAPITAL MARKETS 1.4%
      A.G. Edwards, Inc.+                             23,719         1,070,913
      Jefferies Group, Inc.+                          15,940           603,966
      Raymond James Financial,
      Inc.                                            20,503           579,210
      LaBranche & Co., Inc.*                          17,710           111,573
                                                                --------------

TOTAL CAPITAL MARKETS                                                2,365,662
                                                                --------------

  CONSUMER FINANCE 0.7%
      AmeriCredit Corp.*+                             45,459         1,159,205
                                                                --------------

TOTAL CONSUMER FINANCE                                               1,159,205
                                                                --------------

  DIVERSIFIED FINANCIALS 0.7%
      Leucadia National Corp.+                        29,141         1,125,717
                                                                --------------

TOTAL DIVERSIFIED FINANCIALS                                         1,125,717
                                                                --------------

TOTAL FINANCIALS                                                    39,013,803
                                                                --------------

CONSUMER DISCRETIONARY 13.5%
  HOUSEHOLD DURABLES 5.4%
      D.R. Horton, Inc.                               90,360         3,398,440
      Lennar Corp. -- Class A+                        44,495         2,823,208
      Mohawk Industries, Inc.*+                       18,280         1,508,100
      American Greetings Corp.
      -- Class A                                      21,125           559,812




MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Furniture Brands
      International, Inc.                             16,366    $      353,669
      Blyth, Inc.                                     10,800           302,940
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                             8,946,169
                                                                --------------

  SPECIALTY RETAIL 3.0%
      Foot Locker, Inc.                               48,238         1,313,038
      Barnes & Noble, Inc.*                           19,492           756,290
      Borders Group, Inc.                             21,927           554,972
      AnnTaylor Stores Corp.*                         22,454           545,183
      Regis Corp.                                     13,900           543,212
      Rent-A-Center, Inc.*                            21,600           503,064
      Payless Shoesource, Inc.*+                      20,765           398,688
      Pier 1 Imports, Inc.+                           26,545           376,674
                                                                --------------

TOTAL SPECIALTY RETAIL                                               4,991,121
                                                                --------------

  MEDIA 2.1%
      Belo Corp. -- Class A                           32,944           789,668
      Lee Enterprises, Inc.+                          13,995           561,059
      Westwood One, Inc.                              26,200           535,266
      Media General, Inc.                              7,405           479,548
      Scholastic Corp.*+                              11,505           443,518
      Entercom Communications Corp.*                  13,057           434,667
      Emmis Communications
      Corp. -- Class A*+                              10,249           181,100
                                                                --------------

TOTAL MEDIA                                                          3,424,826
                                                                --------------

  AUTO COMPONENTS 1.6%
      BorgWarner, Inc.                                17,356           931,497
      Lear Corp.+                                     20,622           750,228
      ArvinMeritor, Inc.                              21,610           384,442
      Modine Manufacturing Co.                        10,044           327,033
      Bandag, Inc.                                     4,868           224,171
                                                                --------------

TOTAL AUTO COMPONENTS                                                2,617,371
                                                                --------------

  MULTILINE RETAIL 0.6%
      Saks, Inc.*+                                    43,001           815,729
      99 Cents Only Stores*                           18,232           231,729
                                                                --------------

TOTAL MULTILINE RETAIL                                               1,047,458
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  HOTELS RESTAURANTS & LEISURE 0.6%
      CBRL Group, Inc.+                               14,364    $      558,185
      Bob Evans Farms, Inc.                           10,912           254,468
      Krispy Kreme Doughnuts,
      Inc.*+                                          19,060           132,657
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                     945,310
                                                                --------------

  LEISURE EQUIPMENT & PRODUCTS 0.2%
      Callaway Golf Co.                               21,809           336,513
                                                                --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                     336,513
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                        22,308,768
                                                                --------------

UTILITIES 12.1%
  ELECTRIC UTILITIES 5.2%
      Pepco Holdings, Inc.+                           58,133         1,391,704
      NSTAR                                           32,878         1,013,629
      Alliant Energy Corp.+                           35,768         1,006,869
      Northeast Utilities                             39,819           830,624
      Great Plains Energy, Inc.+                      22,929           731,206
      Hawaiian Electric
      Industries, Inc.                                24,858           666,443
      Westar Energy, Inc.                             26,709           641,817
      PNM Resources, Inc.+                            21,206           610,945
      Sierra Pacific Resources*+                      36,196           450,640
      Duquesne Light Holdings,
      Inc.+                                           23,851           445,537
      IDACORP, Inc.+                                  12,979           397,547
      Black Hills Corp.+                              10,049           370,305
                                                                --------------

TOTAL ELECTRIC UTILITIES                                             8,557,266
                                                                --------------

  MULTI-UTILITIES 5.0%
      SCANA Corp.                                     34,958         1,493,056
      Wisconsin Energy Corp.                          36,020         1,404,780
      Energy East Corp.+                              45,318         1,313,316
      MDU Resources Group, Inc.                       36,482         1,027,698
      OGE Energy Corp.+                               27,760           803,374
      Puget Energy, Inc.                              30,770           719,403
      Vectren Corp.                                   23,469           674,264
      WPS Resources Corp.                             11,604           652,725
      Aquila, Inc.*+                                  74,450           268,765
                                                                --------------

TOTAL MULTI-UTILITIES                                                8,357,381
                                                                --------------





MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  GAS UTILITIES 1.9%
      Oneok, Inc.+                                    31,380    $    1,024,557
      AGL Resources, Inc.                             23,728           917,087
      National Fuel Gas Co.                           24,235           700,634
      WGL Holdings, Inc.+                             14,955           503,086
                                                                --------------

TOTAL GAS UTILITIES                                                  3,145,364
                                                                --------------

TOTAL UTILITIES                                                     20,060,011
                                                                --------------

INFORMATION TECHNOLOGY 12.1%
  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 2.5%
      International Rectifier
      Corp.*+                                         19,900           949,628
      Intersil Corp. -- Class A                       47,038           882,903
      Fairchild Semiconductor
      International, Inc.*+                           36,870           543,833
      Integrated Device
      Technology, Inc.*                               32,340           347,655
      Atmel Corp.*                                   139,100           329,667
      RF Micro Devices, Inc.*                         57,970           314,777
      Credence Systems Corp.*+                        28,121           254,495
      Cabot Microelectronics
      Corp.*+                                          7,600           220,324
      Lattice Semiconductor
      Corp.*+                                         34,963           155,236
      Triquint Semiconductor,
      Inc.*                                           42,713           142,234
                                                                --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            4,140,752
                                                                --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
      Arrow Electronics, Inc.*                        36,201           983,219
      Avnet, Inc.*+                                   37,162           837,260
      Tech Data Corp.*                                18,055           660,994
      Vishay Intertechnology,
      Inc.*                                           55,469           658,417
      Plexus Corp.*                                   13,373           190,298
      Newport Corp.*                                  13,256           183,728
      KEMET Corp.*                                    26,655           167,926
                                                                --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             3,681,842
                                                                --------------

  SOFTWARE 2.1%
      Cadence Design Systems,
      Inc.*+                                          84,470         1,153,860

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Fair Isaac Corp.+                               20,760    $      757,740
      Synopsys, Inc.*+                                44,300           738,481
      Macrovision Corp.*                              15,500           349,370
      RSA Security, Inc.*                             21,900           251,412
      Mentor Graphics Corp.*                          24,035           246,359
                                                                --------------

TOTAL SOFTWARE                                                       3,497,222
                                                                --------------

  IT CONSULTING & SERVICES 2.1%
      Ceridian Corp.*                                 46,100           898,028
      CheckFree Corp.*+                               26,139           890,294
      Acxiom Corp.                                    27,100           565,848
      BISYS Group, Inc.*                              37,176           555,410
      MPS Group, Inc.*                                31,946           300,931
      Keane, Inc.*+                                   17,256           236,407
                                                                --------------

TOTAL IT CONSULTING & SERVICES                                       3,446,918
                                                                --------------

  COMPUTERS & PERIPHERALS 1.9%
      Sandisk Corp.*+                                 55,800         1,324,134
      Storage Technology Corp.*                       33,092         1,200,908
      Imation Corp.                                   10,368           402,175
      McData Corp. -- Class A*                        48,616           194,464
                                                                --------------

TOTAL COMPUTERS & PERIPHERALS                                        3,121,681
                                                                --------------

  COMMUNICATIONS EQUIPMENT 1.3%
      Polycom, Inc.*+                                 30,170           449,835
      3Com Corp.*+                                   118,177           430,164
      Avocent Corp.*+                                 15,300           399,942
      Powerwave Technologies,
      Inc.*+                                          30,688           313,631
      CommScope, Inc.*+                               15,809           275,235
      Utstarcom, Inc.*+                               32,146           240,774
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                       2,109,581
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                        19,997,996
                                                                --------------

ENERGY 9.6%
  ENERGY EQUIPMENT & SERVICES 4.9%
      Weatherford International
      Ltd.*+                                          42,652         2,472,963
      ENSCO International, Inc.+                      46,685         1,668,989
      Pride International, Inc.*                      45,306         1,164,364
      Cooper Cameron Corp.*+                          16,878         1,047,280




MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Helmerich & Payne, Inc.+                        15,725    $      737,817
      Tidewater, Inc.+                                18,662           711,396
      Hanover Compressor Co.*+                        24,165           278,139
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    8,080,948
                                                                --------------

  OIL & GAS 4.7%
      Noble Energy, Inc.+                             26,800         2,027,420
      Pioneer Natural Resources
      Co.+                                            44,302         1,864,228
      Newfield Exploration Co.*                       38,912         1,552,200
      Pogo Producing Co.                              18,743           973,136
      Forest Oil Corp.*                               17,375           729,750
      Overseas Shipholding
      Group, Inc.                                     10,655           635,571
                                                                --------------

TOTAL OIL & GAS                                                      7,782,305
                                                                --------------

TOTAL ENERGY                                                        15,863,253
                                                                --------------

INDUSTRIALS 8.1%
  MACHINERY 2.4%
      SPX Corp.                                       23,105         1,062,368
      Kennametal, Inc.+                               11,642           533,786
      AGCO Corp.*+                                    27,892           533,295
      Flowserve Corp.*                                17,010           514,723
      Crane Co.                                       17,100           449,730
      Trinity Industries, Inc.+                       13,133           420,650
      Federal Signal Corp.                            14,904           232,502
      Tecumseh Products Co. --
      Class A                                          5,691           156,161
                                                                --------------

TOTAL MACHINERY                                                      3,903,215
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 1.8%
      Manpower, Inc.                                  27,705         1,102,105
      Brink's Co.                                     17,500           630,000
      Adesa, Inc.                                     27,475           598,131
      Banta Corp.                                      7,640           346,550
      Kelly Services, Inc.                             8,439           241,693
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,918,479
                                                                --------------

  ROAD & RAIL 1.0%
      Yellow Roadway Corp.*+                          17,700           899,160
      Swift Transportation Co.,
      Inc.*+                                          19,108           445,025

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
      Werner Enterprises, Inc.                        19,550    $      383,962
                                                                --------------

TOTAL ROAD & RAIL                                                    1,728,147
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.6%
      GATX Corp.+                                     15,411           531,680
      United Rentals, Inc.*                           22,243           449,531
                                                                --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 981,211
                                                                --------------

  CONSTRUCTION & ENGINEERING 0.5%
      Granite Construction, Inc.                      11,461           322,054
      Dycom Industries, Inc.*+                        15,000           297,150
      Quanta Services, Inc.*+                         30,090           264,792
                                                                --------------

TOTAL CONSTRUCTION & ENGINEERING                                       883,996
                                                                --------------

  INDUSTRIAL CONGLOMERATES 0.4%
      Teleflex, Inc.                                  11,938           708,759
                                                                --------------

TOTAL INDUSTRIAL CONGLOMERATES                                         708,759
                                                                --------------

  MARINE 0.4%
      Alexander & Baldwin, Inc.                       13,444           623,129
                                                                --------------

TOTAL MARINE                                                           623,129
                                                                --------------

  ELECTRICAL EQUIPMENT 0.3%
      Thomas & Betts Corp.*                           18,518           522,948
                                                                --------------

TOTAL ELECTRICAL EQUIPMENT                                             522,948
                                                                --------------

  BUILDING PRODUCTS 0.3%
      York International Corp.+                       12,952           492,176
                                                                --------------

TOTAL BUILDING PRODUCTS                                                492,176
                                                                --------------

  AIRLINES 0.3%
      AirTran Holdings, Inc.*+                        26,700           246,441
      Alaska Air Group, Inc.*+                         7,941           236,245
                                                                --------------

TOTAL AIRLINES                                                         482,686
                                                                --------------




MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  AEROSPACE & DEFENSE 0.1%
      Sequa Corp. -- Class A*                          2,577    $      170,520
                                                                --------------

TOTAL AEROSPACE & DEFENSE                                              170,520
                                                                --------------

TOTAL INDUSTRIALS                                                   13,415,266
                                                                --------------

MATERIALS 7.6%
  CHEMICALS 5.2%
      Lyondell Chemical Co.+                          68,000         1,796,560
      Lubrizol Corp.                                  20,827           874,942
      Valspar Corp.                                   15,700           758,153
      RPM International, Inc.                         36,156           660,209
      FMC Corp.*+                                     11,510           646,171
      Cabot Corp.                                     19,413           640,629
      Scotts Miracle-Gro Co. --
      Class A*                                         8,600           612,406
      Airgas, Inc.                                    21,800           537,806
      Cytec Industries, Inc.                          13,272           528,226
      Albemarle Corp.                                 14,362           523,782
      Minerals Technologies,
      Inc.+                                            6,269           386,170
      Sensient Technologies
      Corp.                                           14,506           298,969
      Ferro Corp.                                     12,889           255,976
                                                                --------------

TOTAL CHEMICALS                                                      8,519,999
                                                                --------------

  PAPER & FOREST PRODUCTS 0.7%
      Bowater, Inc.+                                  17,202           556,829
      Potlatch Corp.+                                  8,921           466,836
      Glatfelter                                      11,488           142,451
                                                                --------------

TOTAL PAPER & FOREST PRODUCTS                                        1,166,116
                                                                --------------

  CONTAINERS & PACKAGING 0.7%
      Sonoco Products Co.+                            30,549           809,549
      Longview Fibre Co.                              15,759           323,847
                                                                --------------

TOTAL CONTAINERS & PACKAGING                                         1,133,396
                                                                --------------

  CONSTRUCTION MATERIALS 0.6%
      Martin Marietta
      Materials, Inc.                                 14,313           989,314
                                                                --------------

TOTAL CONSTRUCTION MATERIALS                                           989,314
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  METALS & MINING 0.4%
      Worthington Industries,
      Inc.                                            24,600    $      388,680
      Steel Dynamics, Inc.+                           12,700           333,375
                                                                --------------

TOTAL METALS & MINING                                                  722,055
                                                                --------------

TOTAL MATERIALS                                                     12,530,880
                                                                --------------

HEALTH CARE 6.7%
  HEALTH CARE PROVIDERS & SERVICES 3.3%
      Pacificare Health
      Systems, Inc.*+                                 26,847         1,918,218
      Omnicare, Inc.+                                 32,300         1,370,489
      Triad Hospitals, Inc.*+                         24,867         1,358,733
      Community Health Systems, Inc.*+                20,845           787,732
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               5,435,172
                                                                --------------

  BIOTECHNOLOGY 1.9%
      Invitrogen Corp.*+                              15,994         1,332,140
      Charles River
      Laboratories
      International, Inc.*+                           20,500           989,125
      Millennium
      Pharmaceuticals, Inc.*+                         94,761           878,435
                                                                --------------

TOTAL BIOTECHNOLOGY                                                  3,199,700
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
      Advanced Medical Optics, Inc.*                  20,000           795,000
      Steris Corp.                                    21,280           548,386
      Varian, Inc.*                                   10,500           396,795
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,740,181
                                                                --------------

  PHARMACEUTICALS 0.4%
      Perrigo Co.                                     27,500           383,350
      Par Pharmaceutical Cos., Inc.*+                 10,500           334,005
                                                                --------------

TOTAL PHARMACEUTICALS                                                  717,355
                                                                --------------

TOTAL HEALTH CARE                                                   11,092,408
                                                                --------------




MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
CONSUMER STAPLES 5.5%
  FOOD PRODUCTS 3.0%
      Tyson Foods, Inc. -- Class A                    93,606    $    1,666,193
      Dean Foods Co.*                                 46,366         1,633,938
      J.M. Smucker Co.                                18,023           845,999
      Smithfield Foods, Inc.*                         30,802           839,970
                                                                --------------

TOTAL FOOD PRODUCTS                                                  4,986,100
                                                                --------------

  BEVERAGES 1.7%
      Constellation Brands,
      Inc. -- Class A*+                               64,331         1,897,765
      PepsiAmericas, Inc.                             32,097           823,609
                                                                --------------

TOTAL BEVERAGES                                                      2,721,374
                                                                --------------

  FOOD & DRUG RETAILING 0.6%
      BJ's Wholesale Club, Inc.*+                     21,041           683,622
      Ruddick Corp.                                   13,843           353,412
                                                                --------------

TOTAL FOOD & DRUG RETAILING                                          1,037,034
                                                                --------------

  TOBACCO 0.2%
      Universal Corp./Richmond VA                      7,894           345,599
                                                                --------------

TOTAL TOBACCO                                                          345,599
                                                                --------------

TOTAL CONSUMER STAPLES                                               9,090,107
                                                                --------------

TELECOMMUNICATION SERVICES 0.8%
  WIRELESS TELECOMMUNICATION SERVICES 0.8%
      Telephone & Data
      Systems, Inc.+                                  33,692         1,374,971
                                                                --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                            1,374,971
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                     1,374,971
                                                                --------------

TOTAL COMMON STOCKS
  (Cost $151,186,134)                                              164,747,463
                                                                --------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  0.5%
  Collateralized by U.S.
Treasury Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                             $     333,208    $      333,208
Morgan Stanley at 2.90%
due 07/01/05                                         210,448           210,448
Citigroup, Inc. at 2.85% due
07/01/05                                             140,298           140,298
  Lehman Brothers, Inc. at
2.85% due 07/01/05                                   195,520           195,520

TOTAL REPURCHASE AGREEMENTS
  (Cost $879,474)                                                      879,474
                                                                --------------

SECURITIES LENDING COLLATERAL  19.8%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bank                                   32,814,875        32,814,875
                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $32,814,875)                                                  32,814,875
                                                                --------------

TOTAL INVESTMENTS 119.9%
  (Cost $184,880,483)                                           $  198,441,812
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (19.9)%                                              $  (33,000,269)
                                                                --------------

NET ASSETS - 100.0%                                             $  165,441,543

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.




LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
FINANCIALS 36.6%
  BANKS 11.4%
  Bank of America Corp.                                53,172   $    2,425,175
  Wells Fargo & Co.                                    22,346        1,376,067
  Wachovia Corp.                                       20,874        1,035,350
  U.S. Bancorp                                         24,252          708,158
  SunTrust Banks, Inc.                                  4,514          326,091
  BB&T Corp.+                                           7,268          290,502
  Fifth Third Bancorp+                                  6,920          285,173
  National City Corp.                                   7,869          268,490
  Regions Financial Corp.+                              6,125          207,515
  PNC Financial Services Group,
      Inc.                                              3,710          202,047
  KeyCorp+                                              5,408          179,275
  North Fork Bancorporation,
      Inc.                                              6,273          176,209
  M&T Bank Corp.                                        1,272          133,764
  Comerica, Inc.+                                       2,209          127,680
  Marshall & Ilsley Corp.+                              2,840          126,238
  AmSouth Bancorp+                                      4,651          120,926
  Synovus Financial Corp.                               4,156          119,153
  Zions Bancorporation                                  1,194           87,795
  Huntington Bancshares, Inc.                           3,061           73,893
  Compass Bancshares, Inc.                              1,600           72,000
  First Horizon National Corp.+                         1,597           67,393
                                                                --------------

TOTAL BANKS                                                          8,408,894
                                                                --------------
  INSURANCE 8.2%
  American International
      Group, Inc.                                      34,317        1,993,818
  Allstate Corp.                                        8,826          527,353
  Prudential Financial, Inc.+                           6,945          456,009
  MetLife, Inc.                                         9,707          436,233
  St. Paul Travelers Cos., Inc.                         8,938          353,319
  Hartford Financial Services
      Group, Inc.                                       3,919          293,063
  AFLAC, Inc.                                           6,657          288,115
  Chubb Corp.                                           2,602          222,757
  Marsh & McLennan Cos.,
      Inc.+                                             7,091          196,421
  ACE Ltd.                                              3,825          171,551
  Loews Corp.                                           2,118          164,145
  XL Capital Ltd.                                       1,837          136,709
  Lincoln National Corp.                                2,347          110,121
  Aon Corp.+                                            4,204          105,268
  MBIA, Inc.+                                           1,747          103,615
  Ambac Financial Group, Inc.                           1,468          102,408
  SAFECO Corp.                                          1,726           93,791
  Jefferson-Pilot Corp.                                 1,810           91,260

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Cincinnati Financial Corp.                            2,179   $       86,201
  UnumProvident Corp.+                                  3,936           72,107
  Torchmark Corp.                                       1,354           70,679
                                                                --------------

TOTAL INSURANCE                                                      6,074,943
                                                                --------------

  DIVERSIFIED FINANCIALS 6.9%
  Citigroup, Inc.                                      68,872        3,183,953
  J.P. Morgan Chase & Co.                              46,541        1,643,828
  Principal Financial Group,
      Inc.                                              3,856          161,566
  CIT Group, Inc.                                       2,770          119,027
                                                                --------------

TOTAL DIVERSIFIED FINANCIALS                                         5,108,374
                                                                --------------

  CAPITAL MARKETS 4.7%
  Morgan Stanley                                       14,473          759,398
  Merrill Lynch & Co., Inc.                            12,526          689,055
  Goldman Sachs Group, Inc.+                            5,811          592,838
  Lehman Brothers Holdings,
      Inc.+                                             3,652          362,571
  Bank of New York Co., Inc.                           10,313          296,808
  State Street Corp.                                    4,357          210,225
  Mellon Financial Corp.                                5,565          159,660
  Bear Stearns Cos., Inc.+                              1,508          156,742
  Northern Trust Corp.                                  2,702          123,184
  E*Trade Financial Corp.*                              4,886           68,355
  Janus Capital Group, Inc.                             3,001           45,135
                                                                --------------

TOTAL CAPITAL MARKETS                                                3,463,971
                                                                --------------

  THRIFTS & MORTGAGE FINANCE 3.4%
  Fannie Mae                                           12,792          747,053
  Freddie Mac+                                          9,102          593,724
  Washington Mutual, Inc.+                             11,647          473,917
  Countrywide Financial Corp.                           7,751          299,266
  Golden West Financial Corp.                           3,706          238,592
  Sovereign Bancorp, Inc.+                              4,824          107,768
  MGIC Investment Corp.+                                1,256           81,916
                                                                --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                     2,542,236
                                                                --------------

  CONSUMER FINANCE 1.1%
  MBNA Corp.                                           16,737          437,840
  Capital One Financial Corp.                           3,297          263,793
  Providian Financial Corp.*+                           3,897           68,704
                                                                --------------

TOTAL CONSUMER FINANCE                                                 770,337
                                                                --------------




LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  REAL ESTATE 0.9%
  Equity Office Properties
      Trust+                                            5,374   $      177,880
  Equity Residential                                    3,809          140,247
  Archstone-Smith Trust+                                2,674          103,270
  ProLogis+                                             2,428           97,703
  Plum Creek Timber (REIT)
      Co., Inc.+                                        2,428           88,136
  Apartment Investment &
      Management Co. -- Class A+                        1,251           51,191
                                                                --------------

TOTAL REAL ESTATE                                                      658,427
                                                                --------------

TOTAL FINANCIALS                                                    27,027,182
                                                                --------------

CONSUMER DISCRETIONARY 12.7%
  MEDIA 6.5%
  Time Warner, Inc.*                                   61,987        1,035,803
  Comcast Corp. -- Class A*+                           29,235          897,514
  Viacom, Inc. -- Class B                              21,334          683,115
  Walt Disney Co.                                      26,967          679,029
  News Corp. -- Class A+                               38,185          617,833
  Gannett Co., Inc.                                     3,328          236,721
  Clear Channel Communications,
      Inc.+                                             6,777          209,613
  Tribune Co.+                                          3,942          138,679
  Univision Communications,
      Inc. -- Class A*+                                 3,892          107,225
  Interpublic Group of Cos.,
      Inc.*+                                            5,557           67,684
  Knight-Ridder, Inc.                                   1,000           61,340
  New York Times Co. -- Class A                         1,900           59,185
                                                                --------------

TOTAL MEDIA                                                          4,793,741
                                                                --------------

  HOTELS RESTAURANTS & LEISURE 1.5%
  McDonald's Corp.                                     16,785          465,784
  Carnival Corp.+                                       6,979          380,705
  Starwood Hotels & Resorts
      Worldwide, Inc.+                                  2,888          169,150
  Wendy's International, Inc.                           1,516           72,237
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   1,087,876
                                                                --------------

  MULTILINE RETAIL 1.4%
  Kohl's Corp.*                                         4,288          239,742
  Sears Holdings Corp.*+                                1,450          217,312
  JC Penney Holding Co., Inc.+                          3,504          184,240

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Federated Department Stores,
      Inc.+                                             2,302   $      168,691
  May Department Stores Co.                             3,993          160,359
  Family Dollar Stores, Inc.                            2,200           57,420
  Dillard's, Inc. -- Class A                              934           21,874
  Big Lots, Inc.*+                                      1,497           19,820
                                                                --------------

TOTAL MULTILINE RETAIL                                               1,069,458
                                                                --------------

  SPECIALTY RETAIL 0.8%
  The Gap, Inc.+                                       10,000          197,500
  Office Depot, Inc.*                                   4,171           95,266
  Toys 'R' Us, Inc.*+                                   2,907           76,977
  Tiffany & Co.+                                        1,893           62,015
  AutoNation, Inc.*+                                    3,003           61,621
  Circuit City Stores, Inc.+                            2,500           43,225
  OfficeMax, Inc.                                         913           27,180
                                                                --------------

TOTAL SPECIALTY RETAIL                                                 563,784
                                                                --------------

  HOUSEHOLD DURABLES 0.7%
  Pulte Homes, Inc.                                     1,547          130,335
  Centex Corp.                                          1,727          122,047
  KB Home+                                              1,143           87,131
  Leggett & Platt, Inc.                                 2,495           66,317
  Whirlpool Corp.+                                        890           62,398
  Stanley Works                                         1,000           45,540
  Snap-On, Inc.                                           809           27,749
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                               541,517
                                                                --------------

  AUTOMOBILES 0.7%
  General Motors Corp.+                                 7,513          255,442
  Ford Motor Co.+                                      24,351          249,354
                                                                --------------

TOTAL AUTOMOBILES                                                      504,796
                                                                --------------

  LEISURE EQUIPMENT & PRODUCTS 0.4%
  Eastman Kodak Co.+                                    3,842          103,158
  Mattel, Inc.+                                         5,400           98,820
  Brunswick Corp.                                       1,260           54,583
  Hasbro, Inc.+                                         2,180           45,322
                                                                --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                     301,883
                                                                --------------

  AUTO COMPONENTS 0.3%
  Johnson Controls, Inc.                                2,497          140,656
  Delphi Corp.                                          7,381           34,322
  Dana Corp.                                            2,033           30,515




LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Cooper Tire & Rubber Co.+                               869   $       16,137
                                                                --------------

TOTAL AUTO COMPONENTS                                                  221,630
                                                                --------------

  TEXTILES & APPAREL 0.3%
  VF Corp.                                              1,283           73,413
  Liz Claiborne, Inc.+                                  1,459           58,010
  Jones Apparel Group, Inc.+                            1,583           49,136
  Reebok International Ltd.+                              696           29,114
                                                                --------------

TOTAL TEXTILES & APPAREL                                               209,673
                                                                --------------

  DISTRIBUTORS 0.1%
  Genuine Parts Co.                                     2,346           96,397
                                                                --------------

TOTAL DISTRIBUTORS                                                      96,397
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                         9,390,755
                                                                --------------

ENERGY 8.2%
  OIL & GAS 7.4%
  Chevron Corp.+                                       27,774        1,553,122
  ConocoPhillips                                       18,456        1,061,035
  Occidental Petroleum Corp.+                           5,320          409,268
  Devon Energy Corp.+                                   6,252          316,851
  Burlington Resources, Inc.+                           5,134          283,602
  Apache Corp.                                          4,294          277,392
  Valero Energy Corp.+                                  3,378          267,234
  Anadarko Petroleum Corp.                              3,104          254,994
  Marathon Oil Corp.                                    4,582          244,541
  Unocal Corp.                                          3,604          234,440
  Williams Cos., Inc.+                                  7,562          143,678
  Amerada Hess Corp.                                    1,154          122,912
  Kerr-McGee Corp.                                      1,534          117,060
  El Paso Corp.                                         8,506           97,989
  Ashland, Inc.+                                          887           63,749
                                                                --------------

TOTAL OIL & GAS                                                      5,447,867
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 0.8%
  Transocean, Inc.*+                                    4,353          234,932
  Nabors Industries Ltd.*+                              1,953          118,391
  Noble Corp.+                                          1,804          110,964
  National-Oilwell Varco, Inc.*                         2,284          108,581

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Rowan Cos., Inc.+                                     1,448   $       43,020
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      615,888
                                                                --------------

TOTAL ENERGY                                                         6,063,755
                                                                --------------

INDUSTRIALS 8.2%
  AEROSPACE & DEFENSE 1.9%
  Honeywell International,
      Inc.+                                            11,249          412,051
  General Dynamics Corp.                                2,676          293,129
  Northrop Grumman Corp.                                4,794          264,868
  Raytheon Co.                                          6,022          235,581
  L-3 Communications
      Holdings, Inc.+                                   1,526          116,861
  Goodrich Corp.                                        1,561           63,939
                                                                --------------

TOTAL AEROSPACE & DEFENSE                                            1,386,429
                                                                --------------

  MACHINERY 1.9%
  Illinois Tool Works, Inc.                             3,600          286,848
  Deere & Co.                                           3,294          215,724
  Ingersoll-Rand Co. -- Class A                         2,242          159,967
  Paccar, Inc.                                          2,300          156,400
  ITT Industries, Inc.                                  1,215          118,620
  Eaton Corp.                                           1,960          117,404
  Dover Corp.                                           2,704           98,372
  Parker Hannifin Corp.                                 1,571           97,418
  Pall Corp.+                                           1,695           51,460
  Cummins, Inc.+                                          577           43,050
  Navistar International Corp.*                           900           28,800
                                                                --------------

TOTAL MACHINERY                                                      1,374,063
                                                                --------------

  INDUSTRIAL CONGLOMERATES 1.2%
  Tyco International Ltd.                              26,767          781,597
  Textron, Inc.                                         1,798          136,378
                                                                --------------

TOTAL INDUSTRIAL CONGLOMERATES                                         917,975
                                                                --------------

  ROAD & RAIL 1.0%
  Burlington Northern Santa Fe
      Corp.                                             4,957          233,376
  Union Pacific Corp.                                   3,519          228,031
  Norfolk Southern Corp.                                5,351          165,667




LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  CSX Corp.                                             2,911   $      124,183
                                                                --------------

TOTAL ROAD & RAIL                                                      751,257
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 1.0%
  Cendant Corp.                                        13,869          310,249
  Waste Management, Inc.                                7,549          213,939
  RR Donnelley & Sons Co.                               2,807           96,870
  Cintas Corp.+                                         2,000           77,200
  Allied Waste Industries, Inc.*                        3,611           28,635
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   726,893
                                                                --------------
  AIR FREIGHT & COURIERS 0.5%
  FedEx Corp.                                           3,970          321,610
  Ryder System, Inc.                                      866           31,695
                                                                --------------

TOTAL AIR FREIGHT & COURIERS                                           353,305
                                                                --------------

  BUILDING PRODUCTS 0.2%
  Masco Corp.                                           5,771          183,287
                                                                --------------

TOTAL BUILDING PRODUCTS                                                183,287
                                                                --------------
  AIRLINES 0.2%
  Southwest Airlines Co.+                               9,736          135,622
                                                                --------------

TOTAL AIRLINES                                                         135,622
                                                                --------------

  ELECTRICAL EQUIPMENT 0.2%
  Cooper Industries Ltd. --
      Class A                                           1,224           78,213
  American Power Conversion
      Corp.                                             2,393           56,451
                                                                --------------

TOTAL ELECTRICAL EQUIPMENT                                             134,664
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.1%
  W.W. Grainger, Inc.                                   1,144           62,680
                                                                --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  62,680
                                                                --------------

TOTAL INDUSTRIALS                                                    6,026,175
                                                                --------------

HEALTH CARE 8.0%
  PHARMACEUTICALS 3.9%
  Pfizer, Inc.                                         98,414        2,714,258

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Mylan Laboratories, Inc.                              3,589   $       69,052
  Watson Pharmaceuticals, Inc.*+                        1,469           43,424
  King Pharmaceuticals, Inc.*                           3,244           33,803
                                                                --------------

TOTAL PHARMACEUTICALS                                                2,860,537
                                                                --------------

  HEALTH CARE PROVIDERS & SERVICES 3.4%
  WellPoint, Inc.*                                      8,118          565,337
  Cardinal Health, Inc.+                                5,647          325,154
  Aetna, Inc.                                           3,812          315,710
  Caremark Rx, Inc.*                                    6,051          269,391
  Medco Health Solutions, Inc.*+                        3,639          194,177
  CIGNA Corp.                                           1,767          189,122
  McKesson Corp.                                        3,924          175,756
  AmerisourceBergen Corp.                               1,430           98,884
  Laboratory Corporation of
      America Holdings*                                 1,800           89,820
  Health Management Associates,
      Inc. -- Class A+                                  3,264           85,452
  Humana, Inc.*+                                        2,131           84,686
  Tenet Healthcare Corp.*+                              6,251           76,512
  Manor Care, Inc.                                      1,168           46,405
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,516,406
                                                                --------------

  BIOTECHNOLOGY 0.4%
  Biogen Idec, Inc.*                                    4,560          157,092
  Chiron Corp.*+                                        1,910           66,640
  Applera Corp. - Applied
      Biosystems Group+                                 2,644           52,007
                                                                --------------

TOTAL BIOTECHNOLOGY                                                    275,739
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Fisher Scientific
      International, Inc.*                              1,541          100,011
  Bausch & Lomb, Inc.+                                    782           64,906
  Thermo Electron Corp.*                                2,123           57,045
  PerkinElmer, Inc.                                     1,750           33,075
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 255,037
                                                                --------------

TOTAL HEALTH CARE                                                    5,907,719
                                                                --------------




LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 7.0%
  COMPUTERS & PERIPHERALS 2.2%
  Hewlett-Packard Co.                                  38,200   $      898,082
  EMC Corp./MA*                                        31,844          436,581
  Sun Microsystems, Inc.*                              45,075          168,130
  NCR Corp.*                                            2,452           86,114
  QLogic Corp.*+                                        1,200           37,044
                                                                --------------

TOTAL COMPUTERS & PERIPHERALS                                        1,625,951
                                                                --------------

  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 1.2%
  Applied Materials, Inc.+                             21,804          352,789
  KLA-Tencor Corp.+                                     2,640          115,368
  Freescale Semiconductor, Inc. -- Class B*             5,363          113,588
  Advanced Micro Devices, Inc.*+                        5,191           90,012
  Micron Technology, Inc.*                              8,143           83,140
  Novellus Systems, Inc.*+                              1,840           45,466
  LSI Logic Corp.*                                      5,115           43,426
  Teradyne, Inc.*+                                      2,619           31,350
  Applied Micro Circuits Corp.*                         4,030           10,317
                                                                --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                              885,456
                                                                --------------

  COMMUNICATIONS EQUIPMENT 1.2%
  Motorola, Inc.                                       32,455          592,628
  Scientific-Atlanta, Inc.+                             2,054           68,337
  Comverse Technology, Inc.*+                           2,651           62,696
  Tellabs, Inc.*+                                       5,900           51,330
  ADC Telecommunications, Inc.*                         1,523           33,156
  JDS Uniphase Corp.*+                                 19,120           29,062
  Andrew Corp.*+                                        2,130           27,179
  CIENA Corp.*                                          7,583           15,848
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                         880,236
                                                                --------------

  IT CONSULTING & SERVICES 0.9%
  SunGard Data Systems, Inc.*                           3,862          135,827
  Electronic Data Systems Corp.+                        6,893          132,690
  Fiserv, Inc.*+                                        2,511          107,848
  Computer Sciences Corp.*                              2,400          104,880
  Affiliated Computer Services,
      Inc. -- Class A*+                                 1,720           87,892
  Sabre Holdings Corp.+                                 1,767           35,252

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Unisys Corp.*                                         4,498   $       28,472
  Convergys Corp.*                                      1,856           26,392
                                                                --------------

TOTAL IT CONSULTING & SERVICES                                         659,253
                                                                --------------

  SOFTWARE 0.7%
  Computer Associates
      International, Inc.+                              7,000          192,360
  Veritas Software Corp.*                               5,650          137,860
  Siebel Systems, Inc.+                                 6,866           61,107
  BMC Software, Inc.*                                   2,967           53,258
  Compuware Corp.*                                      5,136           36,928
  Novell, Inc.*+                                        5,064           31,397
                                                                --------------

TOTAL SOFTWARE                                                         512,910
                                                                --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
  Agilent Technologies, Inc.*                           5,737          132,066
  Jabil Circuit, Inc.*+                                 2,427           74,582
  Molex, Inc.+                                          2,184           56,871
  Solectron Corp.*                                     12,821           48,591
  Sanmina-SCI Corp.*                                    6,947           38,000
  Symbol Technologies, Inc.                             3,200           31,584
  Tektronix, Inc.                                       1,195           27,808
                                                                --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               409,502
                                                                --------------

  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*+                                        12,698          175,106
                                                                --------------

TOTAL OFFICE ELECTRONICS                                               175,106
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                         5,148,414
                                                                --------------

UTILITIES 6.2%
  ELECTRIC UTILITIES 4.2%
  Exelon Corp.+                                         8,898          456,734
  Southern Co.+                                         9,895          343,060
  FPL Group, Inc.+                                      5,171          217,492
  Entergy Corp.                                         2,788          210,633
  FirstEnergy Corp.+                                    4,326          208,124
  American Electric Power Co.,
      Inc.+                                             5,103          188,147
  PG&E Corp.+                                           4,904          184,096
  Edison International+                                 4,287          173,838
  Consolidated Edison, Inc.+                            3,250          152,230
  Ameren Corp.+                                         2,729          150,914
  Progress Energy, Inc.+                                3,295          149,066




LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  PPL Corp.+                                            2,477   $      147,084
  Cinergy Corp.                                         2,598          116,442
  DTE Energy Co.+                                       2,344          109,629
  Xcel Energy, Inc.+                                    5,360          104,627
  Pinnacle West Capital Corp.                           1,264           56,185
  Allegheny Energy, Inc.*+                              2,140           53,971
  TECO Energy, Inc.+                                    2,737           51,757
  CenterPoint Energy, Inc.                              3,800           50,198
                                                                --------------

TOTAL ELECTRIC UTILITIES                                             3,124,227
                                                                --------------

  MULTI-UTILITIES 1.7%
  Duke Energy Corp.+                                   12,227          363,509
  Dominion Resources, Inc./VA+                          4,520          331,723
  Public Service Enterprise
      Group, Inc.                                       3,119          189,697
  Constellation Energy Group, Inc.                      2,368          136,610
  Sempra Energy                                         3,209          132,564
  CMS Energy Corp.*+                                    2,911           43,840
  Calpine Corp.*+                                       7,141           24,279
  Dynegy, Inc. -- Class A*+                             4,442           21,588
                                                                --------------

TOTAL MULTI-UTILITIES                                                1,243,810
                                                                --------------

  GAS UTILITIES 0.3%
  KeySpan Corp.+                                        2,244           91,331
  NiSource, Inc.                                        3,606           89,176
  Nicor, Inc.                                             592           24,373
  Peoples Energy Corp.                                    530           23,034
                                                                --------------

TOTAL GAS UTILITIES                                                    227,914
                                                                --------------

TOTAL UTILITIES                                                      4,595,951
                                                                --------------

TELECOMMUNICATION SERVICES 6.0%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 5.4%
  Verizon Communications,
      Inc.+                                            36,578        1,263,770
  SBC Communications, Inc.+                            43,720        1,038,350
  BellSouth Corp.+                                     24,201          643,020
  Sprint Corp.+                                        19,613          492,090
  Alltel Corp.+                                         4,299          267,742
  AT&T Corp.+                                          10,600          201,824

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  CenturyTel, Inc.+                                     1,698   $       58,802
                                                                --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                             3,965,598
                                                                --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  Nextel Communications, Inc. --
      Class A*                                         14,900          481,419
                                                                --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                              481,419
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                     4,447,017
                                                                --------------
MATERIALS 4.2%
  CHEMICALS 1.9%
  Dow Chemical Co.                                     12,700          565,531
  Monsanto Co.                                          3,566          224,194
  Air Products & Chemicals,
      Inc.                                              3,022          182,227
  PPG Industries, Inc.+                                 2,236          140,331
  Rohm & Haas Co.                                       2,528          117,148
  Eastman Chemical Co.                                  1,089           60,058
  Sigma-Aldrich Corp.                                     900           50,436
  Engelhard Corp.                                       1,583           45,195
  Great Lakes Chemical Corp.                              752           23,665
                                                                --------------

TOTAL CHEMICALS                                                      1,408,785
                                                                --------------
  METALS & MINING 1.1%
  Alcoa, Inc.+                                         11,530          301,279
  Newmont Mining Corp.+                                 5,941          231,877
  Phelps Dodge Corp.+                                   1,254          115,995
  Nucor Corp.+                                          2,121           96,760
  United States Steel Corp.+                            1,510           51,899
                                                                --------------

TOTAL METALS & MINING                                                  797,810
                                                                --------------
  PAPER & FOREST PRODUCTS 0.8%
  Weyerhaeuser Co.                                      3,252          206,989
  International Paper Co.+                              6,452          194,915
  Georgia-Pacific Corp.+                                3,405          108,279
  MeadWestvaco Corp.                                    2,495           69,960
  Louisiana-Pacific Corp.+                              1,479           36,354
                                                                --------------

TOTAL PAPER & FOREST PRODUCTS                                          616,497
                                                                --------------
  CONTAINERS & PACKAGING 0.3%
  Temple-Inland, Inc.                                   1,618           60,109




LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  Sealed Air Corp.*                                     1,100   $       54,769
  Pactiv Corp.*                                         2,000           43,160
  Bemis Co.+                                            1,448           38,430
                                                                --------------

TOTAL CONTAINERS & PACKAGING                                           196,468
                                                                --------------

  CONSTRUCTION MATERIALS 0.1%
  Vulcan Materials Co.                                  1,317           85,592
                                                                --------------

TOTAL CONSTRUCTION MATERIALS                                            85,592
                                                                --------------

TOTAL MATERIALS                                                      3,105,152
                                                                --------------

CONSUMER STAPLES 2.4%
  FOOD & DRUG RETAILING 1.4%
  CVS Corp.+                                           10,692          310,816
  Costco Wholesale Corp.+                               6,296          282,187
  Kroger Co.*+                                          9,600          182,688
  Safeway, Inc.+                                        5,970          134,862
  Albertson's, Inc.+                                    4,861          100,526
  Supervalu, Inc.+                                      1,799           58,665
                                                                --------------

TOTAL FOOD & DRUG RETAILING                                          1,069,744
                                                                --------------

  FOOD PRODUCTS 0.5%
  Archer-Daniels-Midland Co.                            8,227          175,893
  ConAgra Foods, Inc.+                                  6,874          159,202
                                                                --------------

TOTAL FOOD PRODUCTS                                                    335,095
                                                                --------------
  BEVERAGES 0.2%
  Coca-Cola Enterprises, Inc.                           4,627          101,840
  Molson Coors Brewing Co. --
      Class B                                           1,010           62,620
                                                                --------------

TOTAL BEVERAGES                                                        164,460
                                                                --------------

  TOBACCO 0.2%
  Reynolds American, Inc.+                              1,534          120,879
                                                                --------------

TOTAL TOBACCO                                                          120,879
                                                                --------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  PERSONAL PRODUCTS 0.1%
  Alberto-Culver Co. -- Class B                         1,153   $       49,960
                                                                --------------

TOTAL PERSONAL PRODUCTS                                                 49,960
                                                                --------------

TOTAL CONSUMER STAPLES                                               1,740,138
                                                                --------------
TOTAL COMMON STOCKS
  (Cost $69,210,295)                                                73,452,258
                                                                --------------

                                                         FACE           MARKET
                                                       AMOUNT            VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                           $        143,455   $      143,455
Morgan Stanley at 2.90% due
07/01/05                                               90,603           90,603
Citigroup, Inc. at 2.85% due
07/01/05                                               60,402           60,402
Lehman Brothers, Inc. at 2.85%
due 07/01/05                                           84,178           84,178
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $378,638)                                                      378,638
                                                                --------------
SECURITIES LENDING COLLATERAL 16.7%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bank                                    12,338,708       12,338,708
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $12,338,708)                                                12,338,708
                                                                --------------

TOTAL INVESTMENTS 116.7%
  (Cost $81,927,641)                                            $   86,169,604
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (16.7)%                                              $  (12,329,724)
                                                                --------------

NET ASSETS - 100.0%                                                 73,839,880

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

REIT - Real Estate Investment Trust.




SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 100.0%
CONSUMER DISCRETIONARY 22.6%
  SPECIALTY RETAIL 6.6%
  Men's Wearhouse, Inc.*+                             14,900   $       513,007
  Tractor Supply Co.*+                                10,404           510,836
  GameStop Corp. -- Class B*                          15,000           448,500
  Guitar Center, Inc.*                                 7,514           438,592
  Electronics Boutique
     Holdings Corp.*                                   5,269           334,529
  Aaron Rents, Inc.                                   12,815           318,965
  Children's Place Retail Stores,
     Inc.*+                                            6,149           286,974
  Hibbett Sporting Goods,
     Inc.*+                                            6,857           259,469
  Finish Line, Inc. -- Class A                        13,530           255,988
  HOT Topic, Inc.*                                    13,052           249,554
  Genesco, Inc.*                                       6,536           242,420
  Select Comfort Corp.*                               10,429           223,494
  Stein Mart, Inc.                                    10,068           221,496
  Movie Gallery, Inc.+                                 8,300           219,369
  Christopher & Banks Corp.+                          10,381           189,557
  Cato Corp. -- Class A                                9,063           187,151
                                                               ---------------

TOTAL SPECIALTY RETAIL                                               4,899,901
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 5.9%
  Panera Bread Co. -- Class A*+                        8,955           555,971
  Sonic Corp.*+                                       17,535           535,343
  P.F. Chang's China Bistro,
     Inc.*                                             7,608           448,720
  CEC Entertainment, Inc.*+                           10,210           429,739
  Jack in the Box, Inc.*+                             10,200           386,784
  Argosy Gaming Co.*                                   8,134           379,126
  Rare Hospitality International,
     Inc.*                                             9,927           302,476
  Shuffle Master, Inc.*+                              10,254           287,420
  WMS Industries, Inc.*+                               7,670           258,862
  IHOP Corp.                                           5,792           251,315
  Triarc Cos. -- Class B                              16,410           243,853
  Papa John's International,
     Inc.*                                             4,089           163,437
  Steak n Shake Co.*                                   8,100           150,822
  Bally Total Fitness Holding
     Corp.*+                                           9,876            31,998
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   4,425,866
                                                               ---------------

  HOUSEHOLD DURABLES 3.1%
  NVR, Inc.*+                                          1,524         1,234,440

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Meritage Homes Corp.*                                7,025   $       558,488
  Ethan Allen Interiors, Inc.+                        10,148           340,059
  Champion Enterprises, Inc.*+                        21,989           218,571
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                             2,351,558
                                                               ---------------

  TEXTILES & APPAREL 2.7%
  Quiksilver, Inc.*+                                  33,920           542,042
  Wolverine World Wide, Inc.                          16,795           403,248
  Fossil, Inc.*+                                      16,276           369,465
  Phillips-Van Heusen Corp.                            9,253           302,480
  K-Swiss, Inc. -- Class A                             8,694           281,164
  OshKosh B'Gosh, Inc. --
     Class A                                           3,440            89,406
                                                               ---------------

TOTAL TEXTILES & APPAREL                                             1,987,805
                                                               ---------------

  LEISURE EQUIPMENT & PRODUCTS 2.0%
  Polaris Industries, Inc.+                           12,380           668,520
  SCP Pool Corp.                                      15,250           535,122
  Nautilus, Inc.                                       9,130           260,205
                                                               ---------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                   1,463,847
                                                               ---------------

  MEDIA 1.0%
  Arbitron, Inc.                                       9,128           391,591
  Advo, Inc.                                           9,122           290,536
  Thomas Nelson, Inc.                                  3,762            81,861
                                                               ---------------

TOTAL MEDIA                                                            763,988
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Pre-Paid Legal Services, Inc.+                       3,915           174,805
  Vertrue, Inc.*+                                      2,859           111,386
  CPI Corp.                                            2,278            41,118
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   327,309
                                                               ---------------

  AUTOMOBILES 0.4%
  Winnebago Industries, Inc.                           8,862           290,231
                                                               ---------------

TOTAL AUTOMOBILES                                                      290,231
                                                               ---------------




SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  DISTRIBUTORS 0.4%
  Building Material Holding
     Corp.                                             4,000   $       277,160
                                                               ---------------

TOTAL DISTRIBUTORS                                                     277,160
                                                               ---------------

  AUTO COMPONENTS 0.1%
  Midas, Inc.*                                         4,316            99,268
                                                               ---------------

TOTAL AUTO COMPONENTS                                                   99,268
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                        16,886,933
                                                               ---------------

HEALTH CARE 20.9%
  HEALTH CARE EQUIPMENT & SUPPLIES 9.5%
  Respironics, Inc.*+                                 20,806           751,305
  ResMed, Inc.*+                                      10,108           667,027
  Idexx Laboratories, Inc.*                            9,490           591,512
  Mentor Corp.+                                       10,798           447,901
  Sybron Dental Specialties,
     Inc.*+                                           11,603           436,505
  Immucor, Inc.*+                                     13,173           381,358
  American Medical Systems Holdings,
     Inc.*                                            18,046           372,650
  Diagnostic Products Corp.                            7,690           363,968
  Haemonetics Corp./MA*+                               7,623           309,799
  PolyMedica Corp.                                     8,168           291,271
  Cyberonics, Inc.*+                                   6,574           285,246
  Biosite, Inc.*                                       4,887           268,736
  Hologic, Inc.*                                       6,368           253,128
  ArthroCare Corp.*                                    7,078           247,305
  Intermagnetics General
     Corp.*                                            7,450           229,162
  Advanced Neuromodulation
     Systems, Inc.*+                                   5,770           228,953
  Integra LifeSciences Holdings
     Corp.*+                                           7,261           212,021
  SurModics, Inc.*+                                    4,849           210,301
  DJ Orthopedics, Inc.*                                5,800           159,094
  ICU Medical, Inc.*+                                  4,000           128,680
  Merit Medical Systems Inc.*                          7,721           118,981
  Kensey Nash Corp.*+                                  3,266            98,764
  Possis Medical, Inc.*                                5,009            50,741
  BioLase Technology, Inc.+                            6,704            42,369
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               7,146,777
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS & SERVICES 9.5%
  Pharmaceutical Product
     Development, Inc.*                               15,328   $       718,270
  Accredo Health, Inc.*                               14,400           653,760
  Cerner Corp.*+                                       9,614           653,464
  AMERIGROUP Corp.*+                                  14,866           597,613
  Sierra Health Services, Inc.*+                       7,778           555,816
  Pediatrix Medical Group,
     Inc.*+                                            6,600           485,364
  United Surgical Partners
     International, Inc.*+                             8,400           437,472
  Centene Corp.*+                                     12,173           408,769
  American Healthways, Inc.*+                          9,585           405,158
  Owens & Minor, Inc.                                 11,500           372,025
  Chemed Corp.                                         7,300           298,424
  Priority Healthcare Corp. --
     Class B*                                         10,600           268,816
  LCA-Vision, Inc.                                     5,212           252,573
  AmSurg Corp.*+                                       8,562           237,082
  LabOne, Inc.*+                                       5,065           201,638
  Dendrite International, Inc.*                       12,337           170,251
  Amedisys, Inc.*+                                     4,495           165,326
  Odyssey HealthCare, Inc.*                           10,018           144,459
  CryoLife, Inc.*+                                     6,535            50,712
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               7,076,992
                                                               ---------------

  PHARMACEUTICALS 1.7%
  Medicis Pharmaceutical Corp.
     -- Class A+                                      15,728           499,049
  MGI Pharma, Inc.*                                   20,874           454,218
  Connetics Corp.*+                                   10,129           178,676
  Noven Pharmaceuticals, Inc.*                         6,858           119,878
                                                               ---------------

TOTAL PHARMACEUTICALS                                                1,251,821
                                                               ---------------

  BIOTECHNOLOGY 0.2%
  Enzo Biochem, Inc.*                                  8,631           154,754
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                    154,754
                                                               ---------------

TOTAL HEALTH CARE                                                   15,630,344
                                                               ---------------

INFORMATION TECHNOLOGY 15.6%
  SOFTWARE 5.2%
  Take-Two Interactive
     Software, Inc.*+                                 20,742           527,884
  Micros Systems, Inc.*+                              10,994           491,981
  Hyperion Solutions Corp.*+                          11,703           470,929




SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Factset Research Systems,
     Inc.+                                            11,271   $       403,953
  Kronos, Inc./MA*                                     9,341           377,283
  Progress Software Corp.*                            10,841           326,856
  Ansys, Inc.*+                                        9,192           326,408
  Filenet Corp.*                                      11,850           297,909
  Serena Software, Inc.*+                              9,844           189,989
  Manhattan Associates, Inc.*                          8,509           163,458
  SS&C Technologies Co.                                4,660           147,629
  Sonic Solutions, Inc.*+                              6,593           122,630
  Radiant Systems, Inc.*                               7,000            79,800
                                                               ---------------

TOTAL SOFTWARE                                                       3,926,709
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.0%
  Flir Systems, Inc.*+                                20,085           599,336
  Trimble Navigation Ltd.*+                           15,348           598,112
  Cognex Corp.                                        12,753           334,001
  Itron, Inc.*                                         6,800           303,824
  Dionex Corp.*                                        5,561           242,515
  MTS Systems Corp.                                    5,790           194,428
  Rogers Corp.*                                        4,787           194,113
  Littelfuse, Inc.*                                    6,526           181,749
  Scansource, Inc.*                                    3,697           158,749
  BEI Technologies, Inc.                               3,820           101,918
  Daktronics, Inc.                                     4,994            99,930
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             3,008,675
                                                               ---------------

  IT CONSULTING & SERVICES 2.4%
  Global Payments, Inc.+                              10,367           702,882
  CACI International, Inc. --
     Class A*+                                         8,683           548,418
  Mantech International Corp.
     -- Class A*                                       7,340           227,834
  Talx Corp.                                           6,045           174,761
  iPayment Holdings, Inc.*                             3,080           112,482
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                       1,766,377
                                                               ---------------

  INTERNET SOFTWARE & SERVICES 1.5%
  Websense, Inc.*                                      6,911           332,074
  WebEx Communications,
     Inc.*+                                           11,405           301,206
  Digital Insight Corp.*                              10,100           241,592
  j2 Global Communications,
     Inc.*+                                            6,309           217,282

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Zix Corp.*+                                          8,626   $        26,999
                                                               ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                   1,119,153
                                                               ---------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.3%
  Microsemi Corp.*+                                   17,905           336,614
  ATMI, Inc.*                                         10,823           313,975
  Power Integrations, Inc.*                            8,582           185,114
  Kulicke & Soffa Industries,
     Inc.*                                            15,072           119,219
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                          954,922
                                                               ---------------

  COMPUTERS & PERIPHERALS 0.9%
  Avid Technology, Inc.*                              10,250           546,120
  Synaptics, Inc.*                                     7,494           160,072
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                          706,192
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 0.3%
  Netgear, Inc.*+                                      6,510           121,086
  Harmonic, Inc.*                                     21,231           102,546
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                         223,632
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                        11,705,660
                                                               ---------------

INDUSTRIALS 15.4%
  MACHINERY 5.2%
  Oshkosh Truck Corp.                                 10,797           845,189
  IDEX Corp.                                          14,861           573,783
  Toro Co.+                                           12,511           483,050
  Clarcor, Inc.                                       14,930           436,703
  JLG Industries, Inc.+                               14,750           405,330
  CUNO, Inc.*                                          4,971           355,128
  Mueller Industries, Inc.                            10,600           287,260
  Kaydon Corp.+                                        8,168           227,479
  Wabash National Corp.+                               9,064           219,621
  Milacron, Inc.*                                     12,814            24,218
                                                               ---------------

TOTAL MACHINERY                                                      3,857,761
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 2.8%
  Waste Connections, Inc.*+                           13,600           507,144
  Brady Corp. -- Class A+                             12,978           402,318
  Labor Ready, Inc.*+                                 15,188           354,032
  John H. Harland Co.                                  7,982           303,316




SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Watson Wyatt & Co.,
     Holdings+                                         9,487   $       243,152
  Administaff, Inc.                                    6,853           162,827
  Healthcare Services Group                            6,595           132,428
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,105,217
                                                               ---------------

  AEROSPACE & DEFENSE 2.0%
  Engineered Support Systems,
     Inc.                                             12,145           435,155
  Teledyne Technologies, Inc.*                         9,703           316,124
  Gencorp, Inc.*                                      14,840           285,818
  Ceradyne, Inc.*                                      7,135           171,740
  Mercury Computer Systems,
     Inc.*+                                            6,105           167,094
  EDO Corp.                                            5,145           153,887
                                                               ---------------

TOTAL AEROSPACE & DEFENSE                                            1,529,818
                                                               ---------------

  ROAD & RAIL 1.8%
  Landstar System, Inc.*                              17,326           521,859
  Heartland Express, Inc.                             17,649           342,920
  Knight Transportation, Inc.                         13,709           333,540
  Old Dominion Freight Line,
     Inc.*                                             5,500           147,565
                                                               ---------------

TOTAL ROAD & RAIL                                                    1,345,884
                                                               ---------------

  ELECTRICAL EQUIPMENT 1.6%
  Roper Industries, Inc.+                             12,409           885,630
  Baldor Electric Co.                                  8,863           215,548
  Vicor Corp.                                          8,900           121,040
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                           1,222,218
                                                               ---------------

  BUILDING PRODUCTS 1.2%
  Simpson Manufacturing Co., Inc.                     12,220           373,321
  Lennox International, Inc.                          16,400           347,188
  ElkCorp                                              5,599           159,851
                                                               ---------------

TOTAL BUILDING PRODUCTS                                                880,360
                                                               ---------------

  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Watsco, Inc.                                         7,400           315,240
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 315,240
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  AIR FREIGHT & COURIERS 0.4%
  Forward Air Corp.+                                   9,421   $       266,332
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                           266,332
                                                               ---------------

TOTAL INDUSTRIALS                                                   11,522,830
                                                               ---------------

ENERGY 9.7%
  OIL & GAS 6.2%
  Southwestern Energy Co.*                            21,152           993,721
  Massey Energy Co.+                                  22,249           839,232
  Vintage Petroleum, Inc.                             17,628           537,125
  Cabot Oil & Gas Corp.                               14,240           494,128
  St. Mary Land & Exploration
     Co.                                              16,646           482,401
  Frontier Oil Corp.                                  15,920           467,252
  Remington Oil & Gas Corp.*                           7,450           265,965
  Penn Virginia Corp.                                  5,415           241,888
  World Fuel Services Corp.                            6,645           155,560
  Petroleum Development
     Corp.*                                            4,844           154,281
                                                               ---------------

TOTAL OIL & GAS                                                      4,631,553
                                                               ---------------

  ENERGY EQUIPMENT & SERVICES 3.5%
  Cal Dive International, Inc.*+                      11,195           586,282
  Unit Corp.*+                                        12,109           532,917
  Lone Star Technologies,
     Inc.*+                                            8,668           394,394
  Hydril*+                                             6,255           339,959
  CARBO Ceramics, Inc.                                 4,143           327,132
  Atwood Oceanics, Inc.*                               3,970           244,393
  Tetra Technologies, Inc.*                            6,552           208,681
                                                               ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    2,633,758
                                                               ---------------

TOTAL ENERGY                                                         7,265,311
                                                               ---------------

FINANCIALS 7.9%
  BANKS 3.7%
  East-West Bancorp, Inc.                             15,283           513,356
  First Midwest Bancorp,
     Inc./IL+                                         13,288           467,339
  Hudson United Bancorp                               12,940           467,134
  UCBH Holdings, Inc.                                 26,597           431,935
  Republic Bancorp, Inc./MI                           20,383           305,337
  TrustCo Bank Corp./NY                               21,829           285,087
  PrivateBancorp, Inc.                                 5,469           193,493




SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Nara Bancorp, Inc.                                   6,730   $        98,797
                                                               ---------------

TOTAL BANKS                                                          2,762,478
                                                               ---------------

  REAL ESTATE 2.7%
  Shurgard Storage Centers,
     Inc. -- Class A                                  13,500           620,460
  Essex Property Trust, Inc.                           6,666           553,678
  Kilroy Realty Corp.                                  8,358           396,921
  Eastgroup Properties                                 6,400           269,504
  Acadia Realty Trust                                  9,100           169,715
                                                               ---------------

TOTAL REAL ESTATE                                                    2,010,278
                                                               ---------------

  INSURANCE 1.3%
  Philadelphia Consolidated
     Holding Co.*                                      6,043           512,205
  Zenith National Insurance
     Corp.                                             6,500           441,090
                                                               ---------------

TOTAL INSURANCE                                                        953,295
                                                               ---------------

  CONSUMER FINANCE 0.2%
  World Acceptance Corp.*                              5,406           162,450
                                                               ---------------

TOTAL CONSUMER FINANCE                                                 162,450
                                                               ---------------

TOTAL FINANCIALS                                                     5,888,501
                                                               ---------------

MATERIALS 3.3%
  CONSTRUCTION MATERIALS 1.6%
  Florida Rock Industries, Inc.+                      10,892           798,928
  Headwaters, Inc.*+                                  12,004           412,698
                                                               ---------------

TOTAL CONSTRUCTION MATERIALS                                         1,211,626
                                                               ---------------

  CHEMICALS 0.8%
  Georgia Gulf Corp.                                   9,860           306,153
  MacDermid, Inc.                                      8,036           250,401
  Omnova Solutions, Inc.*                             11,836            55,156
                                                               ---------------

TOTAL CHEMICALS                                                        611,710
                                                               ---------------

  METALS & MINING 0.7%
  Cleveland-Cliffs, Inc.+                              6,315           364,754

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Amcol International Corp.                            7,515   $       141,207
                                                               ---------------

TOTAL METALS & MINING                                                  505,961
                                                               ---------------

  PAPER & FOREST PRODUCTS 0.2%
  Deltic Timber Corp.                                  3,520           133,866
                                                               ---------------

TOTAL PAPER & FOREST PRODUCTS                                          133,866
                                                               ---------------

TOTAL MATERIALS                                                      2,463,163
                                                               ---------------

CONSUMER STAPLES 2.2%
  FOOD PRODUCTS 1.2%
  Flowers Foods, Inc.                                 10,700           378,352
  Delta & Pine Land Co.                               10,488           262,829
  Lance, Inc.                                          8,186           140,881
  Peet's Coffee & Tea, Inc.*                           3,510           115,971
                                                               ---------------

TOTAL FOOD PRODUCTS                                                    898,033
                                                               ---------------

  FOOD & DRUG RETAILING 0.7%
  United Natural Foods, Inc.*+                        11,344           344,517
  Great Atlantic & Pacific Tea
     Co.*+                                             8,200           238,292
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                            582,809
                                                               ---------------

  HOUSEHOLD PRODUCTS 0.2%
  WD-40 Co.                                            4,853           135,544
                                                               ---------------

TOTAL HOUSEHOLD PRODUCTS                                               135,544
                                                               ---------------

  PERSONAL PRODUCTS 0.1%
  Natures Sunshine Products,
     Inc.                                              3,874            67,563
                                                               ---------------

TOTAL PERSONAL PRODUCTS                                                 67,563
                                                               ---------------

TOTAL CONSUMER STAPLES                                               1,683,949
                                                               ---------------

UTILITIES 2.1%
  GAS UTILITIES 2.1%
  UGI Corp.                                           30,100           839,790




SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Energen Corp.                                       21,315   $       747,091
                                                               ---------------

TOTAL GAS UTILITIES                                                  1,586,881
                                                               ---------------

TOTAL UTILITIES                                                      1,586,881
                                                               ---------------

TELECOMMUNICATION SERVICES 0.3%
  DIVERSIFIED TELECOMMUNICATION
     SERVICES 0.3%
  Commonwealth Telephone
     Enterprises, Inc.                                 6,122           256,573
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                               256,573
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                       256,573
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $69,596,404)                                                74,890,145
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                               $    30,185   $        30,185
Morgan Stanley at 2.90% due
07/01/05                                              19,064            19,064
Citigroup, Inc. at 2.85% due
07/01/05                                              12,710            12,710
Lehman Brothers, Inc. at 2.85%
due 07/01/05                                          17,712            17,712
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $79,671)                                                        79,671
                                                               ---------------

SECURITIES LENDING COLLATERAL 18.8%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
     U.S. Bank                                    14,023,862        14,023,862
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $14,023,862)                                                14,023,862
                                                               ---------------

TOTAL INVESTMENTS 118.9%
  (Cost $83,699,937)                                           $    88,993,678
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (18.9)%                                             $   (14,126,014)
                                                               ---------------

NET ASSETS - 100.0%                                            $    74,867,664

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.




MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 25.5%
  SPECIALTY RETAIL 10.2%
  Chico's FAS, Inc.*+                                 22,744    $      779,664
  Abercrombie & Fitch Co. --
      Class A                                         11,089           761,814
  Michaels Stores, Inc.+                              17,158           709,826
  Advance Auto Parts, Inc.*                            9,165           591,601
  Williams-Sonoma, Inc.*+                             14,890           589,197
  Petsmart, Inc.+                                     18,159           551,126
  Ross Stores, Inc.+                                  18,555           536,425
  American Eagle Outfitters, Inc.+                    17,481           535,793
  Urban Outfitters, Inc.*+                             8,436           478,237
  O'Reilly Automotive, Inc.*+                         13,324           397,188
  CarMax, Inc.*+                                      13,117           349,568
  Claire's Stores, Inc.                               12,732           306,205
  Aeropostale, Inc.*+                                  7,111           238,930
  Pacific Sunwear of California,
      Inc.*+                                           9,617           221,095
                                                                --------------

TOTAL SPECIALTY RETAIL                                               7,046,669
                                                                --------------

  HOTELS RESTAURANTS & LEISURE 4.1%
  Brinker International, Inc.*                        11,369           455,328
  Boyd Gaming Corp.+                                   8,653           442,428
  GTECH Holdings Corp.                                14,493           423,775
  Outback Steakhouse, Inc.+                            8,757           396,167
  Cheesecake Factory, Inc.*+                          10,008           347,578
  International Speedway Corp.
      -- Class A                                       5,463           307,348
  Applebee's International, Inc.                      10,383           275,046
  Ruby Tuesday, Inc.+                                  8,284           214,556
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   2,862,226
                                                                --------------

  HOUSEHOLD DURABLES 3.7%
  Toll Brothers, Inc.*+                                8,100           822,555
  Harman International
      Industries, Inc.                                 8,210           667,966
  Ryland Group, Inc.                                   6,100           462,807
  Hovnanian Enterprises, Inc. --
      Class A*+                                        6,300           410,760
  Tupperware Corp.+                                    7,233           169,035
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                             2,533,123
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 2.6%
  Career Education Corp.*+                            13,183           482,629
  Laureate Education, Inc.*                            6,400           306,304

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  ITT Educational Services, Inc.*+                     5,726    $      305,883
  Education Management Corp.*                          8,767           295,711
  DeVry, Inc.*+                                        8,300           165,170
  Corinthian Colleges, Inc.*+                         11,656           148,847
  Sotheby's Holdings, Inc. --
      Class A*                                         6,200            84,940
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,789,484
                                                                --------------

  MEDIA 2.4%
  Washington Post Co. -- Class B                         962           803,299
  Harte-Hanks, Inc.                                    9,110           270,840
  Valassis Communications, Inc.*+                      6,440           238,602
  Reader's Digest Association, Inc.                   12,791           211,052
  Catalina Marketing Corp.                             6,144           156,119
                                                                --------------

TOTAL MEDIA                                                          1,679,912
                                                                --------------

  MULTILINE RETAIL 1.3%
  Neiman-Marcus Group, Inc. -- Class A                 6,000           581,520
  Dollar Tree Stores, Inc.*+                          13,678           328,272
                                                                --------------

TOTAL MULTILINE RETAIL                                                 909,792
                                                                --------------

  AUTO COMPONENTS 0.5%
  Gentex Corp.+                                       19,720           358,904
                                                                --------------

TOTAL AUTO COMPONENTS                                                  358,904
                                                                --------------

  TEXTILES & APPAREL 0.4%
  Timberland Co. -- Class A*                           7,776           301,087
                                                                --------------

TOTAL TEXTILES & APPAREL                                               301,087
                                                                --------------

  AUTOMOBILES 0.3%
  Thor Industries, Inc.                                5,938           186,631
                                                                --------------

TOTAL AUTOMOBILES                                                      186,631
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                        17,667,828
                                                                --------------




MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
HEALTH CARE 17.2%
  HEALTH CARE PROVIDERS & SERVICES 7.6%
  Coventry Health Care, Inc.*+                        13,542    $      958,096
  Patterson Cos., Inc.*+                              17,640           795,211
  Health Net, Inc.*+                                  14,200           541,872
  Lincare Holdings, Inc.*+                            12,467           509,152
  Universal Health Services,
      Inc. -- Class B+                                 7,500           466,350
  Henry Schein, Inc.*+                                11,153           463,073
  Renal Care Group, Inc.*                              8,735           402,683
  Covance, Inc.*                                       7,950           356,717
  LifePoint Hospitals, Inc.*+                          6,657           336,312
  VCA Antech, Inc.*+                                   9,856           239,008
  Apria Healthcare Group, Inc.*                        6,272           217,262
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               5,285,736
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 4.7%
  Varian Medical Systems, Inc.*+                      16,776           626,248
  DENTSPLY International, Inc.+                        9,704           524,016
  Beckman Coulter, Inc.                                7,974           506,907
  Hillenbrand Industries, Inc.                         7,561           382,209
  Edwards Lifesciences Corp.*                          7,640           328,673
  Cytyc Corp.*                                        14,638           322,914
  Inamed Corp.*                                        4,657           311,879
  Gen-Probe, Inc.*                                     6,291           227,923
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               3,230,769
                                                                --------------

  PHARMACEUTICALS 3.2%
  Sepracor, Inc.*+                                    13,432           806,055
  IVAX Corp.*+                                        29,284           629,606
  Barr Pharmaceuticals, Inc.*                         11,903           580,152
  Valeant Pharmaceuticals International               11,719           206,606
                                                                --------------

TOTAL PHARMACEUTICALS                                                2,222,419
                                                                --------------

  BIOTECHNOLOGY 1.7%
  Cephalon, Inc.*+                                     7,440           296,186
  Protein Design Labs, Inc.*+                         13,443           271,683
  Techne Corp.*                                        4,895           224,730
  Vertex Pharmaceuticals, Inc.*+                      11,930           200,901

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Martek Biosciences Corp.*+                           3,875    $      147,056
                                                                --------------

TOTAL BIOTECHNOLOGY                                                  1,140,556
                                                                --------------

TOTAL HEALTH CARE                                                   11,879,480
                                                                --------------

INFORMATION TECHNOLOGY 15.6%
  IT CONSULTING & SERVICES 3.7%
  Cognizant Technology
      Solutions Corp.*+                               17,386           819,402
  DST Systems, Inc.*+                                  9,511           445,115
  Alliance Data Systems Corp.*+                        8,539           346,342
  Certegy, Inc.                                        7,917           302,588
  Titan Corp.*                                        10,966           249,367
  Anteon International Corp.*+                         4,190           191,148
  Gartner, Inc. -- Class A*+                          11,129           118,190
  CSG Systems International, Inc.*                     6,183           117,353
                                                                --------------

TOTAL IT CONSULTING & SERVICES                                       2,589,505
                                                                --------------

  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 3.5%
  Microchip Technology, Inc.                          26,386           781,553
  Lam Research Corp.*+                                17,519           507,000
  Cree, Inc.*+                                         9,630           245,276
  Cypress Semiconductor Corp.*+                       16,900           212,771
  Integrated Circuit Systems, Inc.*                    8,978           185,306
  Semtech Corp.*+                                      9,518           158,475
  Silicon Laboratories, Inc.*+                         5,816           152,437
  Micrel, Inc.*+                                       9,850           113,472
  LTX Corp.*                                           7,900            39,184
                                                                --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            2,395,474
                                                                --------------

  SOFTWARE 3.3%
  McAfee, Inc.*+                                      20,875           546,507
  Activision, Inc.*                                   25,600           422,912
  Macromedia, Inc.*                                    9,659           369,167
  Sybase, Inc.*                                       11,500           211,025
  Reynolds & Reynolds Co. -- Class A                   7,411           200,319
  Jack Henry & Associates, Inc.                       10,428           190,937
  Wind River Systems, Inc.*+                          10,166           159,403




MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Transaction Systems
      Architects, Inc. -- Class A*+                    4,504    $      110,934
  Advent Software, Inc.*                               3,236            65,561
                                                                --------------

TOTAL SOFTWARE                                                       2,276,765
                                                                --------------

  COMMUNICATIONS EQUIPMENT 1.7%
  Harris Corp.                                        16,872           526,575
  Plantronics, Inc.+                                   6,023           218,996
  ADTRAN, Inc.                                         8,827           218,822
  F5 Networks, Inc.*+                                  4,616           218,037
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                       1,182,430
                                                                --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
  CDW Corp.+                                           9,337           533,049
  Amphenol Corp. -- Class A                           11,168           448,619
  National Instruments Corp.+                          8,559           181,451
                                                                --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,163,119
                                                                --------------

  COMPUTERS & PERIPHERALS 1.1%
  Diebold, Inc.+                                       9,012           406,531
  Western Digital Corp.*                              26,900           360,998
                                                                --------------

TOTAL COMPUTERS & PERIPHERALS                                          767,529
                                                                --------------

  OFFICE ELECTRONICS 0.6%
  Zebra Technologies Corp. -- Class A*+                9,233           404,313
                                                                --------------

TOTAL OFFICE ELECTRONICS                                               404,313
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                        10,779,135
                                                                --------------

INDUSTRIALS 14.4%
  COMMERCIAL SERVICES & SUPPLIES 4.6%
  Republic Services, Inc.                             16,300           586,963
  Dun & Bradstreet Corp.*                              8,767           540,486
  ChoicePoint, Inc.*                                  11,556           462,818
  HNI Corp.                                            6,603           337,743
  Stericycle, Inc.*+                                   5,721           287,881
  Herman Miller, Inc.+                                 9,035           278,639
  Deluxe Corp.                                         6,539           265,483
  Copart, Inc.*                                       10,337           246,021
  Rollins, Inc.                                        6,342           127,094

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Korn/Ferry International, Inc.*+                     4,547    $       80,709
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,213,837
                                                                --------------

  MACHINERY 2.3%
  Pentair, Inc.                                       13,071           559,570
  Graco, Inc.                                          8,862           301,928
  Donaldson Co., Inc.+                                 9,801           297,264
  Harsco Corp.                                         5,300           289,115
  Nordson Corp.                                        4,270           146,376
                                                                --------------

TOTAL MACHINERY                                                      1,594,253
                                                                --------------

  AIR FREIGHT & COURIERS 1.9%
  Expeditors International
      Washington, Inc.+                               13,680           681,401
  C.H. Robinson Worldwide, Inc.+                      11,027           641,771
                                                                --------------

TOTAL AIR FREIGHT & COURIERS                                         1,323,172
                                                                --------------

  AEROSPACE & DEFENSE 1.4%
  Precision Castparts Corp.+                           8,470           659,813
  Alliant Techsystems, Inc.*                           4,551           321,301
                                                                --------------

TOTAL AEROSPACE & DEFENSE                                              981,114
                                                                --------------

  ELECTRICAL EQUIPMENT 1.1%
  AMETEK, Inc.                                         8,960           374,976
  Hubbell, Inc. -- Class B                             7,932           349,801
                                                                --------------

TOTAL ELECTRICAL EQUIPMENT                                             724,777
                                                                --------------

  ROAD & RAIL 0.9%
  J.B. Hunt Transport Services, Inc.+                 17,476           337,287
  CNF, Inc.                                            6,789           304,826
                                                                --------------

TOTAL ROAD & RAIL                                                      642,113
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.8%
  Fastenal Co.+                                        8,782           537,985
                                                                --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                 537,985
                                                                --------------




MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  CONSTRUCTION & ENGINEERING 0.6%
  Jacobs Engineering Group, Inc.*+                     7,400    $      416,324
                                                                --------------

TOTAL CONSTRUCTION & ENGINEERING                                       416,324
                                                                --------------

  INDUSTRIAL CONGLOMERATES 0.4%
  Carlisle Cos., Inc.                                  3,797           260,588
                                                                --------------

TOTAL INDUSTRIAL CONGLOMERATES                                         260,588
                                                                --------------

  AIRLINES 0.4%
  JetBlue Airways Corp.*+                             12,364           252,720
                                                                --------------

TOTAL AIRLINES                                                         252,720
                                                                --------------

TOTAL INDUSTRIALS                                                    9,946,883
                                                                --------------

FINANCIALS 11.8%
  CAPITAL MARKETS 4.0%
  Legg Mason, Inc.+                                   13,884         1,445,463
  SEI Investments Co.                                 10,607           396,172
  Eaton Vance Corp.                                   16,564           396,045
  Investors Financial Services Corp.+                  8,616           325,857
  Waddell & Reed Financial,
      Inc. -- Class A                                 10,778           199,393
                                                                --------------

TOTAL CAPITAL MARKETS                                                2,762,930
                                                                --------------

  REAL ESTATE 3.3%
  Developers Diversified Realty Corp.                 13,765           632,639
  Regency Centers Corp.+                               8,100           463,320
  United Dominion Realty Trust, Inc.                  17,570           422,558
  Weingarten Realty Investors+                        10,625           416,713
  Rayonier, Inc.+                                      6,421           340,506
                                                                --------------

TOTAL REAL ESTATE                                                    2,275,736
                                                                --------------

  BANKS 3.2%
  TCF Financial Corp.+                                15,874           410,819
  City National Corp.                                  5,600           401,576
  Bank of Hawaii Corp.                                 6,747           342,410
  Wilmington Trust Corp.                               8,694           313,071
  Cullen/Frost Bankers, Inc.                           6,310           300,671
  Westamerica Bancorporation                           4,234           223,598

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  SVB Financial Group*+                                4,580    $      219,382
                                                                --------------

TOTAL BANKS                                                          2,211,527
                                                                --------------

  INSURANCE 1.0%
  Brown & Brown, Inc.                                  8,006           359,790
  Arthur J. Gallagher & Co.                           11,976           324,909
                                                                --------------

TOTAL INSURANCE                                                        684,699
                                                                --------------

  CONSUMER FINANCE 0.3%
  MoneyGram International, Inc.                       11,065           211,563
                                                                --------------

TOTAL CONSUMER FINANCE                                                 211,563
                                                                --------------

TOTAL FINANCIALS                                                     8,146,455
                                                                --------------

ENERGY 7.5%
  OIL & GAS 4.4%
  Murphy Oil Corp.+                                   22,162         1,157,521
  Peabody Energy Corp.+                               15,260           794,131
  Arch Coal, Inc.+                                     8,173           445,183
  Plains Exploration & Production Co.*                 9,938           353,097
  Western Gas Resources, Inc.                          8,327           290,612
                                                                --------------

TOTAL OIL & GAS                                                      3,040,544
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 3.1%
  Smith International, Inc.                           13,374           851,924
  Patterson-UTI Energy, Inc.+                         21,485           597,928
  Grant Prideco, Inc.*                                15,960           422,142
  FMC Technologies, Inc.*                              8,859           283,222
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    2,155,216
                                                                --------------

TOTAL ENERGY                                                         5,195,760
                                                                --------------

CONSUMER STAPLES 3.7%
  FOOD & DRUG RETAILING 1.4%
  Whole Foods Market, Inc.+                            8,422           996,322
                                                                --------------

TOTAL FOOD & DRUG RETAILING                                            996,322
                                                                --------------

  HOUSEHOLD PRODUCTS 1.2%
  Energizer Holdings, Inc.*                            9,198           571,840




MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  Church & Dwight Co., Inc.                            8,007    $      289,853
                                                                --------------

TOTAL HOUSEHOLD PRODUCTS                                               861,693
                                                                --------------

  FOOD PRODUCTS 1.1%
  Hormel Foods Corp.                                  13,505           396,102
  Lancaster Colony Corp.+                              3,948           169,448
  Tootsie Roll Industries, Inc.                        5,404           158,067
                                                                --------------

TOTAL FOOD PRODUCTS                                                    723,617
                                                                --------------

TOTAL CONSUMER STAPLES                                               2,581,632
                                                                --------------

UTILITIES 2.9%
  GAS UTILITIES 1.8%
  Questar Corp.                                       10,880           716,992
  Equitable Resources, Inc.                            7,683           522,444
                                                                --------------

TOTAL GAS UTILITIES                                                  1,239,436
                                                                --------------

  ELECTRIC UTILITIES 0.6%
  DPL, Inc.+                                          16,240           445,788
                                                                --------------

TOTAL ELECTRIC UTILITIES                                               445,788
                                                                --------------

  WATER UTILITIES 0.5%
  Aqua America, Inc.                                  12,051           358,397
                                                                --------------

TOTAL WATER UTILITIES                                                  358,397
                                                                --------------

TOTAL UTILITIES                                                      2,043,621
                                                                --------------

MATERIALS 0.9%
  CHEMICALS 0.6%
  Crompton Corp.                                      14,412           203,930
  Olin Corp.+                                          9,133           166,586
                                                                --------------

TOTAL CHEMICALS                                                        370,516
                                                                --------------

  CONTAINERS & PACKAGING 0.3%
  Packaging Corporation of
      America                                         10,737           226,014
                                                                --------------

TOTAL CONTAINERS & PACKAGING                                           226,014
                                                                --------------

TOTAL MATERIALS                                                        596,530
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.2%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.2%
  Cincinnati Bell, Inc.*+                             31,155    $      133,966
                                                                --------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                               133,966
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                       133,966
                                                                --------------

TOTAL COMMON STOCKS
  (Cost $64,242,961)                                                68,971,290
                                                                --------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                             $     124,787    $      124,787
Morgan Stanley at 2.90%
due 07/01/05                                          78,813            78,813
Citigroup, Inc. at 2.85% due
07/01/05                                              52,542            52,542
Lehman Brothers, Inc. at 2.85%
due 07/01/05                                          73,222            73,222
                                                                --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $329,364)                                                      329,364
                                                                --------------

SECURITIES LENDING COLLATERAL 23.0%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bank                                   15,932,224        15,932,224
                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $15,932,224)                                                  15,932,224
                                                                --------------

TOTAL INVESTMENTS 123.2%
  (Cost $80,504,549)                                            $   85,232,878
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (23.2)%                                              $  (16,068,327)
                                                                --------------

NET ASSETS - 100.0%                                             $   69,164,551

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.




LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.8%
INFORMATION TECHNOLOGY 23.6%
  SOFTWARE 7.1%
      Microsoft Corp.                                  86,413   $    2,146,499
      Oracle Corp.*                                    38,023          501,903
      Electronic Arts, Inc.*+                           2,631          148,941
      Symantec Corp.*+                                  6,113          132,897
      Adobe Systems, Inc.+                              4,201          120,233
      Intuit, Inc.*                                     1,593           71,860
      Autodesk, Inc.                                    1,959           67,331
      Citrix Systems, Inc.*                             1,451           31,429
      Mercury Interactive
      Corp.*+                                             743           28,501
      Parametric Technology
      Corp.*                                            2,340           14,929
                                                                --------------

TOTAL SOFTWARE                                                       3,264,523
                                                                --------------

  SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 5.3%
      Intel Corp.                                      53,087        1,383,447
      Texas Instruments, Inc.                          14,297          401,317
      Analog Devices, Inc.+                             3,182          118,720
      Maxim Integrated
      Products, Inc.                                    2,823          107,867
      Linear Technology Corp.                           2,633           96,605
      Broadcom Corp. -- Class A*+                       2,514           89,272
      Xilinx, Inc.+                                     3,018           76,959
      National Semiconductor
      Corp.                                             3,002           66,134
      Altera Corp.*                                     3,196           63,345
      Nvidia Corp.*                                     1,452           38,797
      PMC - Sierra, Inc.*+                              1,556           14,518
                                                                --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            2,456,981
                                                                --------------

  COMPUTERS & PERIPHERALS 5.0%
      International Business
      Machines Corp.                                   13,874        1,029,451
      Dell, Inc.*                                      20,815          822,400
      Apple Computer, Inc.*+                            7,089          260,946
      Network Appliance, Inc.*+                         3,147           88,966
      Lexmark International, Inc.*                      1,087           70,470

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Gateway, Inc.*                                    2,549   $        8,412
                                                                --------------

TOTAL COMPUTERS & PERIPHERALS                                        2,280,645
                                                                --------------

  COMMUNICATIONS EQUIPMENT 4.1%
      Cisco Systems, Inc.*                             54,958        1,050,247
      Qualcomm, Inc.+                                  14,047          463,691
      Corning, Inc.*+                                  12,459          207,069
      Lucent Technologies,
      Inc.*+                                           38,099          110,868
      Avaya, Inc.*                                      4,102           34,129
                                                                --------------

TOTAL COMMUNICATIONS EQUIPMENT                                       1,866,004
                                                                --------------

  IT CONSULTING & SERVICES 1.3%
      First Data Corp.                                  6,691          268,577
      Automatic Data
      Processing, Inc.                                  5,018          210,606
      Paychex, Inc.                                     3,060           99,572
                                                                --------------

TOTAL IT CONSULTING & SERVICES                                         578,755
                                                                --------------
  INTERNET SOFTWARE & SERVICES 0.8%
      Yahoo!, Inc.*+                                   11,287          391,094
                                                                --------------

TOTAL INTERNET SOFTWARE & SERVICES                                     391,094
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                        10,838,002
                                                                --------------

HEALTH CARE 18.9%
  PHARMACEUTICALS 10.5%
      Johnson & Johnson, Inc.+                         25,566        1,661,790
      Abbott Laboratories                              13,339          653,744
      Merck & Co., Inc.                                18,949          583,629
      Eli Lilly & Co.                                   9,747          543,005
      Wyeth                                            11,511          512,240
      Bristol-Myers Squibb Co.+                        16,809          419,889
      Schering-Plough Corp.                            12,686          241,795
      Forest Laboratories, Inc.*                        2,929          113,792
      Allergan, Inc.                                    1,120           95,469
                                                                --------------

TOTAL PHARMACEUTICALS                                                4,825,353
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 4.1%
      Medtronic, Inc.                                  10,402          538,720
      Baxter International, Inc.                        5,343          198,225
      Guidant Corp.                                     2,799          188,373




LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Boston Scientific Corp.*                          6,450   $      174,150
      Zimmer Holdings, Inc.*                            2,119          161,404
      Stryker Corp.+                                    3,226          153,429
      St. Jude Medical, Inc.*                           3,119          136,020
      Becton, Dickinson & Co.                           2,164          113,545
      Biomet, Inc.+                                     2,161           74,857
      C.R. Bard, Inc.                                     901           59,925
      Hospira, Inc.*                                    1,351           52,689
      Waters Corp.*                                     1,008           37,467
      Millipore Corp.*                                    422           23,940
                                                                --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,912,744
                                                                --------------

  BIOTECHNOLOGY 2.2%
      Amgen, Inc.*                                     10,639          643,234
      Gilead Sciences, Inc.*+                           3,885          170,901
      Genzyme Corp.*                                    2,174          130,636
      Medimmune, Inc.*+                                 2,124           56,753
                                                                --------------

TOTAL BIOTECHNOLOGY                                                  1,001,524
                                                                --------------

  HEALTH CARE PROVIDERS & SERVICES 2.1%
      UnitedHealth Group, Inc.+                        10,884          567,492
      HCA, Inc.+                                        3,602          204,125
      Quest Diagnostics, Inc.+                          1,570           83,634
      Express Scripts, Inc.*+                           1,267           63,325
      IMS Health, Inc.                                  1,945           48,177
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 966,753
                                                                --------------

TOTAL HEALTH CARE                                                    8,706,374
                                                                --------------

CONSUMER STAPLES 18.1%
  BEVERAGES 4.3%
      Coca-Cola Co.                                    19,467          812,747
      PepsiCo, Inc.                                    14,405          776,862
      Anheuser-Busch Cos., Inc.+                        6,681          305,656
      Pepsi Bottling Group, Inc.                        1,684           48,179
      Brown-Forman Corp. --
      Class B                                             766           46,312
                                                                --------------

TOTAL BEVERAGES                                                      1,989,756
                                                                --------------

  FOOD & DRUG RETAILING 4.3%
      Wal-Mart Stores, Inc.                            28,769        1,386,666
      Walgreen Co.                                      8,792          404,344


                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Sysco Corp.+                                      5,447   $      197,127
                                                                --------------

TOTAL FOOD & DRUG RETAILING                                          1,988,137
                                                                --------------

  HOUSEHOLD PRODUCTS 3.7%
      Procter & Gamble Co.+                            21,278        1,122,414
      Kimberly-Clark Corp.                              4,112          257,370
      Colgate-Palmolive Co.                             4,502          224,695
      Clorox Co.                                        1,318           73,439
                                                                --------------

TOTAL HOUSEHOLD PRODUCTS                                             1,677,918
                                                                --------------

  TOBACCO 2.6%
      Altria Group, Inc.                               17,813        1,151,789
      UST, Inc.+                                        1,426           65,111
                                                                --------------

TOTAL TOBACCO                                                        1,216,900
                                                                --------------

  FOOD PRODUCTS 1.9%
      General Mills, Inc.+                              3,180          148,792
      Sara Lee Corp.                                    6,775          134,213
      Kellogg Co.                                       3,011          133,809
      Hershey Co.+                                      1,871          116,189
      WM Wrigley Jr Co.                                 1,686          116,064
      H.J. Heinz Co.                                    3,007          106,508
      Campbell Soup Co.                                 2,791           85,879
      McCormick & Co., Inc.                             1,160           37,909
                                                                --------------

TOTAL FOOD PRODUCTS                                                    879,363
                                                                --------------

  PERSONAL PRODUCTS 1.3%
      Gillette Co.                                      8,583          434,557
      Avon Products, Inc.                               4,055          153,482
                                                                --------------

TOTAL PERSONAL PRODUCTS                                                588,039
                                                                --------------

TOTAL CONSUMER STAPLES                                               8,340,113
                                                                --------------

INDUSTRIALS 14.3%
  INDUSTRIAL CONGLOMERATES 7.9%
      General Electric Co.                             91,208        3,160,357
      3M Co.+                                           6,618          478,481
                                                                --------------

TOTAL INDUSTRIAL CONGLOMERATES                                       3,638,838
                                                                --------------

  AEROSPACE & DEFENSE 2.7%
      Boeing Co.                                        7,106          468,996




LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      United Technologies
      Corp.                                             8,803   $      452,034
      Lockheed Martin Corp.+                            3,474          225,359
      Rockwell Collins, Inc.+                           1,524           72,664
                                                                --------------

TOTAL AEROSPACE & DEFENSE                                            1,219,053
                                                                --------------

  AIR FREIGHT & COURIERS 1.4%
      United Parcel Service, Inc.
      -- Class B+                                       9,579          662,484
                                                                --------------

TOTAL AIR FREIGHT & COURIERS                                           662,484
                                                                --------------

  MACHINERY 0.9%
      Caterpillar, Inc.                                 2,943          280,497
      Danaher Corp.+                                    2,359          123,470
                                                                --------------

TOTAL MACHINERY                                                        403,967
                                                                --------------

  ELECTRICAL EQUIPMENT 0.7%
      Emerson Electric Co.                              3,579          224,153
      Rockwell Automation, Inc.                         1,494           72,772
                                                                --------------

TOTAL ELECTRICAL EQUIPMENT                                             296,925
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 0.5%
      Pitney Bowes, Inc.                                1,974           85,968
      Avery Dennison Corp.                                872           46,181
      Equifax, Inc.                                     1,115           39,817
      Robert Half
      International, Inc.                               1,375           34,334
      Monster Worldwide, Inc.*+                         1,039           29,798
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   236,098
                                                                --------------

  BUILDING PRODUCTS 0.1%
      American Standard Cos., Inc.                      1,535           64,347
                                                                --------------

TOTAL BUILDING PRODUCTS                                                 64,347
                                                                --------------

  CONSTRUCTION & ENGINEERING 0.1%
      Fluor Corp.                                         740           42,617
                                                                --------------

TOTAL CONSTRUCTION & ENGINEERING                                        42,617
                                                                --------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  AIRLINES 0.0%
      Delta Air Lines, Inc.*+                           1,229   $        4,621
                                                                --------------

TOTAL AIRLINES                                                           4,621
                                                                --------------

TOTAL INDUSTRIALS                                                    6,568,950
                                                                --------------

CONSUMER DISCRETIONARY 10.0%
  SPECIALTY RETAIL 3.9%
      Home Depot, Inc.                                 18,462          718,172
      Lowe's Cos., Inc.+                                6,641          386,639
      Best Buy Co., Inc.+                               2,559          175,419
      Staples, Inc.                                     6,337          135,105
      Bed Bath & Beyond,
      Inc.*+                                            2,531          105,745
      TJX Cos., Inc.+                                   4,047           98,544
      Limited Brands, Inc.                              3,267           69,979
      AutoZone, Inc.*                                     557           51,500
      Sherwin-Williams Co.                              1,072           50,481
      RadioShack Corp.                                  1,334           30,909
                                                                --------------

TOTAL SPECIALTY RETAIL                                               1,822,493
                                                                --------------

  HOTELS RESTAURANTS & LEISURE 1.6%
      Starbucks Corp.*+                                 3,348          172,958
      Yum! Brands, Inc.+                                2,494          129,887
      Marriott International,
      Inc. -- Class A                                   1,698          115,838
      Harrah's Entertainment,
      Inc.+                                             1,560          112,429
      International Game
      Technology, Inc.+                                 2,952           83,099
      Hilton Hotels Corp.                               3,287           78,395
      Darden Restaurants, Inc.                          1,245           41,060
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                     733,666
                                                                --------------

  MULTILINE RETAIL 1.2%
      Target Corp.                                      7,592          413,081
      Nordstrom, Inc.                                   1,050           71,368
      Dollar General Corp.+                             2,594           52,814
                                                                --------------

TOTAL MULTILINE RETAIL                                                 537,263
                                                                --------------

  INTERNET & CATALOG RETAIL 0.7%
      eBay, Inc.*+                                     10,448          344,888
                                                                --------------

TOTAL INTERNET & CATALOG RETAIL                                        344,888
                                                                --------------




LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  MEDIA 0.7%
      McGraw-Hill Cos., Inc.                            3,219   $      142,441
      Omnicom Group+                                    1,574          125,700
      Dow Jones & Co., Inc.                               605           21,447
      Meredith Corp.                                      382           18,741
                                                                --------------

TOTAL MEDIA                                                            308,329
                                                                --------------

  TEXTILES & APPAREL 0.6%
      Nike, Inc. -- Class B+                            1,961          169,822
      Coach, Inc.*                                      3,247          109,002
                                                                --------------

TOTAL TEXTILES & APPAREL                                               278,824
                                                                --------------

  HOUSEHOLD DURABLES 0.5%
      Fortune Brands, Inc.+                             1,243          110,378
      Black & Decker Corp.                                682           61,278
      Newell Rubbermaid, Inc.                           2,371           56,525
      Maytag Corp.+                                       684           10,711
                                                                --------------

TOTAL HOUSEHOLD DURABLES                                               238,892
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 0.4%
      Apollo Group, Inc. --
      Class A*+                                         1,398          109,352
      H&R Block, Inc.+                                  1,417           82,682
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   192,034
                                                                --------------

  AUTOMOBILES 0.3%
      Harley-Davidson, Inc.                             2,446          121,322
                                                                --------------

TOTAL AUTOMOBILES                                                      121,322
                                                                --------------

  AUTO COMPONENTS 0.1%
      Goodyear Tire & Rubber
      Co.*+                                             1,518           22,618
      Visteon Corp.                                     1,105            6,663
                                                                --------------

TOTAL AUTO COMPONENTS                                                   29,281
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                         4,606,992
                                                                --------------

ENERGY 9.4%
  OIL & GAS 7.6%
      Exxon Mobil Corp.                                54,747        3,146,310
      EOG Resources, Inc.+                              2,062          117,122
      XTO Energy, Inc.+                                 3,104          105,505

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
      Kinder Morgan, Inc.                                 930   $       77,376
      Sunoco, Inc.+                                       592           67,298
                                                                --------------

TOTAL OIL & GAS                                                      3,513,611
                                                                --------------

  ENERGY EQUIPMENT & SERVICES 1.8%
      Schlumberger Ltd.+                                5,064          384,560
      Halliburton Co.+                                  4,346          207,826
      Baker Hughes, Inc.+                               2,915          149,132
      BJ Services Co.+                                  1,396           73,262
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      814,780
                                                                --------------

TOTAL ENERGY                                                         4,328,391
                                                                --------------

FINANCIALS 3.2%
  CONSUMER FINANCE 1.6%
      American Express Co.                             10,071          536,079
      SLM Corp.+                                        3,611          183,439
                                                                --------------

TOTAL CONSUMER FINANCE                                                 719,518
                                                                --------------

  CAPITAL MARKETS 0.7%
      Franklin Resources, Inc.                          1,707          131,405
      Charles Schwab Corp.+                             9,795          110,488
      T. Rowe Price Group, Inc.                         1,057           66,168
      Federated Investors, Inc.
      -- Class B                                          814           24,428
                                                                --------------

TOTAL CAPITAL MARKETS                                                  332,489
                                                                --------------

  INSURANCE 0.4%
      Progressive Corp.+                                1,707          168,669
                                                                --------------

TOTAL INSURANCE                                                        168,669
                                                                --------------

  REAL ESTATE 0.3%
      Simon Property Group,
      Inc.+                                             1,889          136,934
                                                                --------------

TOTAL REAL ESTATE                                                      136,934
                                                                --------------




LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
  DIVERSIFIED FINANCIALS 0.2%
      Moody's Corp.+                                    2,367   $      106,420
                                                                --------------

TOTAL DIVERSIFIED FINANCIALS                                           106,420
                                                                --------------

TOTAL FINANCIALS                                                     1,464,030
                                                                --------------

MATERIALS 1.5%
  CHEMICALS 1.3%
      E.I. du Pont de Nemours &
      Co.                                               8,564          368,338
      Praxair, Inc.+                                    2,779          129,501
      Ecolab, Inc.                                      1,883           60,934
      International Flavors &
      Fragrances, Inc.                                    757           27,419
      Hercules, Inc.*+                                    969           13,711
                                                                --------------

TOTAL CHEMICALS                                                        599,903
                                                                --------------

  METALS & MINING 0.1%
      Freeport-McMoRan Copper &
      Gold, Inc. -- Class B+                            1,544           57,808
      Allegheny Technologies, Inc.                        767           16,920
                                                                --------------

TOTAL METALS & MINING                                                   74,728
                                                                --------------

  CONTAINERS & PACKAGING 0.1%
      Ball Corp.                                          941           33,838
                                                                --------------

TOTAL CONTAINERS & PACKAGING                                            33,838
                                                                --------------

TOTAL MATERIALS                                                        708,469
                                                                --------------

UTILITIES 0.6%
  ELECTRIC UTILITIES 0.4%
      TXU Corp.                                         2,058          170,999
                                                                --------------

TOTAL ELECTRIC UTILITIES                                               170,999
                                                                --------------

  MULTI-UTILITIES 0.2%
      AES Corp.*                                        5,622           92,089
                                                                --------------

TOTAL MULTI-UTILITIES                                                   92,089
                                                                --------------

TOTAL UTILITIES                                                        263,088
                                                                --------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.2%
  DIVERSIFIED TELECOMMUNICATION
      SERVICES 0.2%
      Qwest Communications
      International, Inc.*+                            14,380   $       53,350
      Citizens Communications Co.                       2,932           39,406
                                                                --------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                                92,756
                                                                --------------

TOTAL TELECOMMUNICATION SERVICES                                        92,756
                                                                --------------

TOTAL COMMON STOCKS
  (Cost $44,456,326)                                                45,917,165
                                                                --------------

                                                         FACE
                                                       AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                                    $83,040   $       83,040
Morgan Stanley at 2.90%
due 07/01/05                                           52,446           52,446
Citigroup, Inc. at 2.85% due
07/01/05                                               34,964           34,964
  Lehman Brothers, Inc. at
2.85% due 07/01/05                                     48,726           48,726
                                                                       219,716
                                                                --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $219,176)                                                      219,176
                                                                --------------

SECURITIES LENDING COLLATERAL 10.2%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
      U.S. Bank                                     4,681,062        4,681,062
                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,681,062)                                                    4,681,062
                                                                --------------

TOTAL INVESTMENTS 110.5%
  (Cost $49,356,564)                                            $   50,817,403
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (10.5)%                                              $   (4,814,689)
                                                                --------------




LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                             $   46,002,714

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.





STRENGTHENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                             June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE           MARKET
                                                      AMOUNT            VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS 98.5%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at 2.90% due
   07/01/05                                    $   7,469,729    $   7,469,729
Morgan Stanley at 2.90% due
   07/01/05                                        4,717,723        4,717,723
Citigroup, Inc. at 2.85% due
   07/01/05                                        3,145,149        3,145,149
Lehman Brothers, Inc. at 2.85%
   due 07/01/05                                    4,383,095        4,383,095

TOTAL REPURCHASE AGREEMENTS
   (Cost $19,715,696)                                              19,715,696
                                                                -------------

TOTAL INVESTMENTS 98.5%
   (Cost $19,715,696)                                           $  19,715,696
                                                                -------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%                    $     307,270
                                                                -------------

NET ASSETS - 100.0%                                             $  20,022,966

-----------------------------------------------------------------------------

                                                                   UNREALIZED
                                                   CONTRACTS             LOSS
-----------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 U.S. Dollar
Index Futures Contracts
   (Aggregate Market Value of
   Contracts $266,910)                                     3    $        (558)
                                                                -------------
                                                       UNITS
                                               -------------
EQUITY INDEX SWAP AGREEMENT
September 2005 U.S. Dollar
Index Swap, Maturing
09/28/05*
   (Notional Market Value
   $39,757,527)                                      446,905    $     (82,712)
                                                                -------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.




WEAKENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                             June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE           MARKET
                                                      AMOUNT            VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS 89.2%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                              $  1,646,844    $   1,646,844
Morgan Stanley at 2.90% due
07/01/05                                           1,040,112        1,040,112
Citigroup, Inc. at 2.85% due
07/01/05                                             693,408          693,408
Lehman Brothers, Inc. at 2.85%
due 07/01/05                                         966,336          966,336


TOTAL REPURCHASE AGREEMENTS
   (Cost $4,346,700)                                                4,346,700
                                                                -------------
TOTAL INVESTMENTS 89.2%
   (Cost $4,346,700)                                            $   4,346,700
                                                                -------------

OTHER ASSETS IN EXCESS OF
   LIABILITIES - 10.8%                                          $     526,682
                                                                -------------

NET ASSETS - 100.0%                                             $   4,873,382

-----------------------------------------------------------------------------
                                                                   UNREALIZED
                                                   CONTRACTS             LOSS
-----------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 U.S. Dollar
Index Futures Contracts
   (Aggregate Market Value of
   Contracts $711,760)                                     8    $      (2,988)
                                                                -------------

                                                       UNITS
                                                ------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
September 2005 U.S. Dollar
Index Swap, Maturing
09/28/05*
   (Notional Market Value
   $8,933,821)                                       100,423    $    (163,867)
                                                                -------------

*     Price Return based on U.S. Dollar Index +/- financing at a variable rate.




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 97.8%
FINANCIALS 20.3%
  INSURANCE 8.5%
     American International Group, Inc.                4,955   $       287,885
     Allstate Corp.                                    4,366           260,868
     Prudential Financial, Inc.+                       3,691           242,351
     St. Paul Travelers Cos., Inc.                     5,730           226,507
     Lincoln National Corp.                            4,440           208,325
     Genworth Financial, Inc. -- Class A+              6,830           206,471
     Hartford Financial Services Group, Inc.           2,737           204,673
     Chubb Corp.                                       2,340           200,327
     SAFECO Corp.                                      3,681           200,025
     MetLife, Inc.                                     4,341           195,085
     UnumProvident Corp.+                             10,620           194,558
     Assurant, Inc.+                                   5,110           184,471
     W.R. Berkley Corp.                                5,039           179,791
     Conseco, Inc.*                                    8,130           177,397
     Protective Life Corp.                             4,200           177,324
     Loews Corp.                                       2,264           175,460
     American National Insurance Co.                   1,471           168,709
     AmerUs Group Co.+                                 3,377           162,265
     HCC Insurance Holdings, Inc.+                     4,218           159,736
     American Financial Group, Inc./OH                 4,752           159,287
     Reinsurance Group of America, Inc.+               3,410           158,599
     Selective Insurance Group, Inc.                   3,200           158,560
     LandAmerica Financial Group, Inc.                 2,670           158,518
     CNA Financial Corp.*                              5,529           157,134
     Stancorp Financial Group, Inc.                    2,041           156,300
     Ohio Casualty Corp.                               6,456           156,106
     Markel Corp.*+                                      449           152,211
     National Western Life
     Insurance Co. -- Class A*                           772           149,683
     United Fire & Casualty Co.                        3,350           148,807
     Zenith National Insurance Corp.                   2,145           145,560
     Mercury General Corp.                             2,669           145,514
     Unitrin, Inc.                                     2,932           143,961
     Midland Co.                                       4,039           142,132

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Safety Insurance Group, Inc.                      4,068   $       137,336
     CNA Surety Corp. *                                9,183           136,368
     Bristol West Holdings, Inc.                       7,440           136,152
     Donegal Group, Inc. -- Class A                    6,727           134,271
     American Physicians Cap, Inc.*                    3,612           134,186
     UICI+                                             4,371           130,125
     FPIC Insurance Group, Inc.*                       4,430           129,932
     ProAssurance Corp.*                               1,860            77,674
     First Acceptance Corp.*                           5,280            49,949
     Crawford & Co. -- Class B                         6,410            47,562
     Kansas City Life Insurance Co.                      898            43,149
     Philadelphia Consolidated
     Holding Co.*                                        440            37,294
     Affirmative Insurance
     Holdings, Inc.                                    1,647            26,105
     Danielson Holdings Corp.*                         2,090            25,435
     First American Corp.                                623            25,007
     Harleysville Group, Inc.                          1,040            21,726
                                                               ---------------

TOTAL INSURANCE                                                      7,236,871
                                                               ---------------

  REAL ESTATE 3.4%
     AvalonBay Communities, Inc.                       2,570           207,656
     Developers Diversified Realty Corp.               4,090           187,976
     CarrAmerica Realty Corp.                          4,550           164,619
     Annaly Mortgage Management, Inc.+                 9,140           163,880
     CBL & Associates Properties, Inc.                 3,720           160,220
     American Home
     Mortgage Investment Corp.+                        4,262           149,000
     RAIT Investment Trust                             4,730           141,663
     Fieldstone Investment Corp.                       9,640           138,816
     Boykin Lodging Co.*                              10,140           135,876
     Urstadt Biddle Properties, Inc.                   7,830           135,616
     Saxon Capital, Inc.                               7,900           134,853
     Winston Hotels, Inc.                             11,970           134,782




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Criimi MAE, Inc.*                                 6,090   $       133,067
     LTC Properties, Inc.                              6,426           133,018
     Capital Lease Funding, Inc.                      11,680           126,728
     United Capital Corp.*                             4,720           122,484
     American Campus Communities, Inc.                 3,960            89,813
     Vornado Realty Trust                              1,110            89,244
     Gramercy Capital Corp./NY                         3,207            78,443
     SL Green Realty Corp.                             1,170            75,465
     MFA Mortgage Investments, Inc.                    7,010            52,225
     Impac Mortgage Holdings, Inc.                     2,480            46,252
     Capital Trust/NY, Inc. -- Class A                 1,250            41,763
     BioMed Realty Trust, Inc.                         1,000            23,850
     CB Richard Ellis Group,
     Inc. -- Class A*                                    220             9,649
                                                               ---------------

TOTAL REAL ESTATE                                                    2,876,958
                                                               ---------------

  BANKS 3.0%
     Bank of America Corp.                            15,649           713,751
     Wachovia Corp.                                    7,862           389,955
     M&T Bank Corp.                                    2,090           219,784
     SunTrust Banks, Inc.                              3,020           218,165
     BB&T Corp.+                                       5,208           208,164
     National City Corp.                               5,784           197,350
     Wells Fargo & Co.                                 2,995           184,432
     BOK Financial Corp.                               3,290           151,735
     First Citizens BancShares,
     Inc. -- Class A                                     898           129,806
     Republic Bancorp, Inc.                            5,960           129,391
     U.S. Bancorp                                      1,561            45,581
                                                               ---------------

TOTAL BANKS                                                          2,588,114
                                                               ---------------

  CAPITAL MARKETS 1.5%
     Lehman Brothers Holdings, Inc.+                   1,950           193,596
     Franklin Resources, Inc.                          2,450           188,601
     A.G. Edwards, Inc.+                               4,090           184,663
     American Capital Strategies, Ltd.+                4,870           175,856
     MCG Capital Corp.                                 8,450           144,326
     Investment Technology Group, Inc.*+               6,850           143,987

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Calamos Asset
     Management, Inc. -- Class A                       5,040   $       137,289
     Morgan Stanley                                      842            44,180
     Merrill Lynch & Co., Inc.                           564            31,026
                                                               ---------------

TOTAL CAPITAL MARKETS                                                1,243,524
                                                               ---------------

  THRIFTS & MORTGAGE FINANCE 1.5%
     Freddie Mac+                                      4,377           285,512
     Countrywide Financial Corp.                       5,527           213,398
     Radian Group, Inc.                                3,812           180,003
     Downey Financial Corp.+                           2,091           153,061
     ITLA Capital Corp.*                               2,140           115,346
     MGIC Investment Corp.+                            1,460            95,221
     Corus Bankshares, Inc.                            1,475            81,848
     Doral Financial Corp.                             3,160            52,266
     Fannie Mae                                          851            49,698
     R&G Financial Corp. -- Class B                      913            16,151
                                                               ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                     1,242,504
                                                               ---------------

  DIVERSIFIED FINANCIALS 1.2%
     Citigroup, Inc.                                  13,586           628,081
     J.P. Morgan Chase & Co.                           7,306           258,048
     Principal Financial Group, Inc.                   3,157           132,278
                                                               ---------------

TOTAL DIVERSIFIED FINANCIALS                                         1,018,407
                                                               ---------------

  CONSUMER FINANCE 1.2%
     Providian Financial Corp.*+                      10,937           192,819
     AmeriCredit Corp.*+                               7,165           182,707
     Advanta Corp.                                     4,960           139,674
     CompuCredit Corp.*+                               3,960           135,749
     Metris Cos., Inc.*                                8,867           128,217
     Nelnet, Inc. -- Class A*                          3,550           118,108
     World Acceptance Corp.*                           1,638            49,222
     American Express Co.                                898            47,801
                                                               ---------------

TOTAL CONSUMER FINANCE                                                 994,297
                                                               ---------------

TOTAL FINANCIALS                                                    17,200,675
                                                               ---------------




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY 15.7%
  SOFTWARE 3.6%
     Microsoft Corp.                                  23,858   $       592,633
     BMC Software, Inc.*                              10,989           197,253
     Symantec Corp.*+                                  8,454           183,790
     Compuware Corp.*                                 25,367           182,389
     Computer Associates
     International, Inc.+                              6,540           179,719
     Citrix Systems, Inc.*                             8,100           175,446
     McAfee, Inc.*+                                    6,680           174,882
     Cadence Design Systems, Inc.*                    12,537           171,255
     Sybase, Inc.*                                     8,550           156,892
     Quest Software, Inc.*                            10,820           147,477
     MicroStrategy, Inc. -- Class A*+                  2,730           144,799
     Serena Software, Inc.*                            7,100           137,030
     Internet Security Systems, Inc.*                  6,730           136,552
     Borland Software Corp.*                          18,820           129,105
     Magma Design Automation, Inc.*                   12,510           104,584
     Ulticom, Inc.*                                    6,482            68,774
     Activision, Inc.*                                 4,110            67,897
     Netscout Systems, Inc.*                           3,861            25,444
     Oracle Corp.*                                     1,572            20,750
     TIBCO Software, Inc.*                             2,730            17,854
     Verity, Inc.*                                     1,102             9,665
                                                               ---------------

TOTAL SOFTWARE                                                       3,024,190
                                                               ---------------

  SEMICONDUCTOR & SEMICONDUCTOR
     EQUIPMENT 3.2%
     Intel Corp.                                      24,851           647,617
     Texas Instruments, Inc.                          10,195           286,174
     Applied Materials, Inc.+                         13,496           218,365
     Lam Research Corp.*+                              6,274           181,570
     International Rectifier Corp.*                    3,660           174,655
     Novellus Systems, Inc.*+                          6,989           172,698
     Photronics, Inc.*+                                6,056           141,347
     OmniVision Technologies, Inc.*+                   9,730           132,231
     ADE Corp.*                                        4,708           132,059
     MKS Instruments, Inc.*+                           7,125           120,341
     MEMC Electronic Materials, Inc.*                  5,874            92,633
     Sigmatel, Inc.*                                   4,730            81,167
     Nvidia Corp.*                                     3,000            80,160
     MIPS Technology, Inc.*                            9,580            68,976
     Genesis Microchip, Inc.*                          3,255            60,087

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     IXYS Corp.*                                       3,486   $        49,431
     KLA-Tencor Corp.+                                   788            34,436
     Axcelis Technologies, Inc.*                       2,335            16,018
     Pericom Semiconductor Corp.*                        790             6,431
                                                               ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR
EQUIPMENT                                                            2,696,396
                                                               ---------------

  COMPUTERS & PERIPHERALS 2.9%
     Hewlett-Packard Co.                              14,986           352,321
     International Business
     Machines Corp.                                    3,570           264,894
     EMC Corp./MA*                                    17,559           240,734
     Apple Computer, Inc.*                             6,220           228,958
     Storage Technology Corp.*                         4,937           179,164
     QLogic Corp.*                                     5,660           174,724
     Dell, Inc.*                                       4,392           173,528
     Imation Corp.                                     4,044           156,867
     Brocade Communications Systems, Inc.*            37,870           146,936
     Intergraph Corp.*                                 4,180           144,043
     Advanced Digital Information Corp.*              17,890           135,964
     NCR Corp.*                                        3,410           119,759
     PalmOne, Inc.*                                    2,730            81,272
     Hutchinson Technology, Inc.*                      1,350            51,988
                                                               ---------------

TOTAL COMPUTERS & PERIPHERALS                                        2,451,152
                                                               ---------------

  IT CONSULTING & SERVICES 2.7%
     First Data Corp.                                  6,028           241,964
     Computer Sciences Corp.*                          4,990           218,063
     Affiliated Computer Services,
     Inc. -- Class A*+                                 3,860           197,246
     SunGard Data Systems, Inc.*                       5,100           179,367
     CheckFree Corp.*                                  5,110           174,047
     Alliance Data Systems Corp.*+                     4,201           170,393
     BISYS Group, Inc.*                               10,880           162,547
     Sabre Holdings Corp.+                             7,694           153,495
     Mantech International
     Corp. -- Class A*                                 4,630           143,715
     Covansys Corp.*                                  10,390           133,511




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Forrester Research, Inc.*                         7,020   $       125,167
     Ceridian Corp.*                                   6,320           123,114
     Sykes Enterprises*                               10,820           102,574
     CACI International, Inc. --
     Class A*+                                         1,440            90,950
     Infocrossing, Inc.*+                              3,620            45,141
                                                               ---------------

TOTAL IT CONSULTING & SERVICES                                       2,261,294
                                                               ---------------

  COMMUNICATIONS EQUIPMENT 1.4%
     Cisco Systems, Inc.*                             15,043           287,472
     Motorola, Inc.                                   15,290           279,196
     Polycom, Inc.*+                                  10,030           149,547
     Digi International, Inc.*                        11,690           138,644
     Safenet Inc*                                      3,940           134,196
     Symmetricom, Inc.*                                7,660            79,434
     Westell Technologies, Inc.
     -- Class A*                                       9,690            57,946
     Netgear, Inc.*                                    2,457            45,700
     Qualcomm, Inc.                                    1,123            37,070
                                                               ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                       1,209,205
                                                               ---------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
     Arrow Electronics, Inc.*                          6,423           174,449
     Avnet, Inc.*+                                     7,682           173,076
     Coherent, Inc.*                                   4,317           155,455
     Rofin-Sinar Technologies, Inc.*                   3,830           125,624
     Global Imaging Systems, Inc.*                     2,693            85,799
     Multi-Fineline Electronix, Inc.*                  2,675            49,220
     TTM Technologies, Inc.*                           3,781            28,773
     Park Electrochemical Corp.                          904            22,781
     Electro Scientific
     Industries, Inc.*                                   884            15,806
     Symbol Technologies, Inc.                         1,220            12,041
                                                               ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               843,024
                                                               ---------------

  INTERNET SOFTWARE & SERVICES 0.6%
     InfoSpace, Inc.*                                  4,556           150,029
     EarthLink, Inc.*                                 16,480           142,717
     Sonicwall, Inc.*                                 23,610           127,258
     ValueClick, Inc.*+                                4,990            61,527
     eCollege.com, Inc.*                               4,590            54,621

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     VeriSign, Inc.*+                                    350   $        10,066
                                                               ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                     546,218
                                                               ---------------

  OFFICE ELECTRONICS 0.3%
     Xerox Corp.*                                     18,790           259,114
                                                               ---------------

TOTAL OFFICE ELECTRONICS                                               259,114
                                                               ---------------

TOTAL INFORMATION TECHNOLOGY                                        13,290,593
                                                               ---------------

CONSUMER DISCRETIONARY 14.8%
  MEDIA 4.2%
     Comcast Corp. -- Class A*+                       10,749           329,994
     Walt Disney Co.                                  11,472           288,865
     Liberty Media Corp. -- Class A*                  22,146           225,668
     Univision Communications,
     Inc. -- Class A*+                                 7,360           202,768
     NTL, Inc.*+                                       2,810           192,260
     McGraw-Hill Cos., Inc.+                           4,328           191,514
     Omnicom Group+                                    2,366           188,949
     John Wiley & Sons, Inc. --
     Class A                                           4,060           161,304
     McClatchy Co. -- Class A                          2,440           159,673
     DreamWorks Animation SKG,
     Inc. -- Class A*                                  5,880           154,056
     Scholastic Corp.*+                                3,960           152,658
     Warner Music Group Corp.*                         9,320           150,984
     Hearst-Argyle Television, Inc.                    5,754           140,973
     Cox Radio Inc. -- Class A*                        8,900           140,175
     Insight Communications Co.,
     Inc.*                                            12,030           132,931
     Sinclair Broadcast Group,
     Inc. -- Class A                                  14,600           132,568
     Beasley Broadcasting Group,
     Inc. -- Class A*                                  8,680           125,773
     Gray Television, Inc.+                           10,050           121,203
     Time Warner, Inc.*                                7,084           118,374
     Journal Communications, Inc.
     -- Class A                                        6,702           112,594
     Liberty Global, Inc. -- Class A*                  1,563            72,945




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Fisher Communications, Inc.*                      1,010   $        47,763
     Viacom, Inc. -- Class B                             245             7,845
                                                               ---------------

TOTAL MEDIA                                                          3,551,837
                                                               ---------------

  SPECIALTY RETAIL 3.1%
     Home Depot, Inc.                                 10,350           402,615
     Best Buy Co., Inc.+                               2,840           194,682
     Toys 'R' Us, Inc.*+                               7,304           193,410
     Circuit City Stores, Inc.                        10,433           180,387
     AutoNation, Inc.*+                                8,570           175,856
     Barnes & Noble, Inc.*                             4,418           171,418
     Payless Shoesource, Inc.*+                        7,939           152,429
     Talbots, Inc.                                     4,400           142,868
     Children's Place Retail
     Stores, Inc.*+                                    3,020           140,943
     Build-A-Bear Workshop, Inc.*+                     5,750           134,838
     Syms Corp.                                        8,880           130,447
     Abercrombie & Fitch Co. --
     Class A                                           1,509           103,668
     CSK Auto Corp.*                                   5,960            99,413
     Claire's Stores, Inc.                             3,869            93,049
     Guess ?, Inc.*                                    5,070            84,061
     Too, Inc.*+                                       3,355            78,406
     Movie Gallery, Inc.+                              2,300            60,789
     Genesco, Inc.*                                    1,130            41,912
     Rent-Way, Inc.*                                     833             8,197
     Lowe's Cos., Inc.+                                  127             7,394
     Charming Shoppes, Inc.*+                            517             4,824
                                                               ---------------

TOTAL SPECIALTY RETAIL                                               2,601,606
                                                               ---------------

  HOTELS RESTAURANTS & LEISURE 2.5%
     Starwood Hotels & Resorts
     Worldwide, Inc.+                                  4,282           250,797
     McDonald's Corp.                                  8,930           247,807
     Brinker International, Inc.*                      4,570           183,028
     Marriott International, Inc.
     -- Class A                                        2,530           172,597
     CBRL Group, Inc.                                  4,000           155,440
     Argosy Gaming Co.*                                3,160           147,288
     Vail Resorts, Inc.*                               4,924           138,364
     CEC Entertainment, Inc.*+                         3,285           138,266
     Bluegreen Corp.*                                  7,510           130,749
     Darden Restaurants, Inc.                          3,330           109,823

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     P.F. Chang's China Bistro, Inc.*                  1,860   $       109,703
     Sunterra Corp.*                                   6,211           100,680
     Yum! Brands, Inc.+                                1,550            80,724
     MTR Gaming Group, Inc.*                           6,540            76,126
     MGM Mirage, Inc.*                                 1,050            41,559
     Dover Downs Gaming &
     Entertainment, Inc.                               2,930            38,852
     Krispy Kreme Doughnuts, Inc.*+                    1,338             9,312
                                                               ---------------

TOTAL HOTELS RESTAURANTS & LEISURE                                   2,131,115
                                                               ---------------

  HOUSEHOLD DURABLES 1.8%
     Black & Decker Corp.                              2,409           216,449
     NVR, Inc.*+                                         265           214,650
     Toll Brothers, Inc.*+                             2,108           214,067
     Standard-Pacific Corp.                            2,098           184,519
     Mohawk Industries, Inc.*+                         2,210           182,325
     American Greetings Corp. -- Class A               6,100           161,650
     Stanley Works                                     3,533           160,893
     Hovnanian Enterprises, Inc. --
     Class A*                                          1,780           116,056
     D.R. Horton, Inc.                                 2,000            75,220
     M.D.C. Holdings, Inc.                               220            18,095
                                                               ---------------

TOTAL HOUSEHOLD DURABLES                                             1,543,924
                                                               ---------------

  TEXTILES & APPAREL 0.8%
     Nike, Inc. -- Class B+                            2,333           202,038
     Polo Ralph Lauren Corp.                           3,980           171,578
     Unifirst Corp./MA                                 3,321           134,633
     K-Swiss, Inc. -- Class A                          3,375           109,147
     Phillips-Van Heusen Corp.                         1,130            36,940
     Jones Apparel Group, Inc.+                        1,165            36,162
                                                               ---------------

TOTAL TEXTILES & APPAREL                                               690,498
                                                               ---------------

  MULTILINE RETAIL 0.6%
     Federated Department Stores, Inc.+                3,520           257,946
     Dillard's, Inc. -- Class A                        6,500           152,230
     Neiman-Marcus Group, Inc.
     -- Class A                                          440            42,645
     ShopKo Stores, Inc.*                              1,020            24,796




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Target Corp.                                        379   $        20,621
                                                               ---------------

TOTAL MULTILINE RETAIL                                                 498,238
                                                               ---------------

  AUTO COMPONENTS 0.6%
     BorgWarner, Inc.                                  3,229           173,300
     Autoliv, Inc.                                     3,836           168,017
     Aftermarket Technology Corp.*                     7,867           137,122
                                                               ---------------

TOTAL AUTO COMPONENTS                                                  478,439
                                                               ---------------

  INTERNET & CATALOG RETAIL 0.5%
     InterActiveCorp*+                                 6,660           160,173
     Blair Corp.                                       3,370           133,115
     Systemax, Inc.*                                  16,909           113,628
     Stamps.com, Inc.*                                   450             8,438
                                                               ---------------

TOTAL INTERNET & CATALOG RETAIL                                        415,354
                                                               ---------------

  LEISURE EQUIPMENT & PRODUCTS 0.3%
     Brunswick Corp.                                   3,619           156,775
     RC2 Corp.*                                        2,910           109,329
     Arctic Cat, Inc.                                    268             5,502
                                                               ---------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                     271,606
                                                               ---------------

  HEALTH CARE PROVIDERS & SERVICES 0.2%
     Alderwoods Group, Inc.*                           9,615           138,168
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 138,168
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 0.1%
     Jackson Hewitt Tax Service, Inc.                  3,580            84,631
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    84,631
                                                               ---------------

  DISTRIBUTORS 0.1%
     Building Material Holding Corp.                     480            33,259
                                                               ---------------

TOTAL DISTRIBUTORS                                                      33,259
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  AUTOMOBILES 0.0%
     Winnebago Industries, Inc.                          810   $        26,528
                                                               ---------------

TOTAL AUTOMOBILES                                                       26,528
                                                               ---------------

TOTAL CONSUMER DISCRETIONARY                                        12,465,203
                                                               ---------------
HEALTH CARE 12.9%
  HEALTH CARE PROVIDERS & SERVICES 5.9%
     UnitedHealth Group, Inc.                          6,632           345,792
     CIGNA Corp.                                       2,530           270,786
     WellPoint, Inc.*                                  3,880           270,203
     Cardinal Health, Inc.+                            3,741           215,407
     Quest Diagnostics, Inc.+                          4,026           214,465
     Coventry Health Care, Inc.*+                      3,007           212,745
     HCA, Inc.+                                        3,754           212,739
     Aetna, Inc.                                       2,537           210,114
     McKesson Corp.                                    4,680           209,617
     Caremark Rx, Inc.*                                4,575           203,679
     Triad Hospitals, Inc.*+                           3,394           185,448
     Universal Health Services,
     Inc. -- Class B+                                  2,920           181,566
     Medco Health Solutions, Inc.*+                    3,391           180,944
     WellChoice, Inc.*                                 2,448           170,063
     Lincare Holdings, Inc.*                           4,110           167,852
     Community Health Systems, Inc.*+                  4,440           167,788
     Kindred Healthcare, Inc.*                         3,850           152,499
     Magellan Health Services, Inc.*                   4,240           149,714
     Genesis HealthCare Corp.*                         3,221           149,068
     The Trizetto Group, Inc.*                         9,690           135,757
     America Service Group, Inc.*                      8,340           132,189
     PRA International*                                4,889           130,927
     Ventiv Health, Inc.*                              6,120           117,994
     Humana, Inc.*                                     2,890           114,849
     Parexel International Corp.*+                     5,571           110,584
     Merge Technologies, Inc.*                         3,600            67,500
     Chemed Corp.                                      1,394            56,987
     Health Tronics Surgical
     Services, Inc.*                                   4,170            54,168
     Matria Healthcare, Inc.*                          1,570            50,601
     Medcath Corp.*                                    1,712            47,576




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Molina Healthcare, Inc.*                            634   $        28,061
     Per-Se Technologies, Inc.*                        1,251            26,296
     United Surgical Partners
     International, Inc.*+                               236            12,291
                                                               ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                               4,956,269
                                                               ---------------

  PHARMACEUTICALS 3.2%
     Pfizer, Inc.                                     28,377           782,638
     Johnson & Johnson, Inc.+                          7,696           500,240
     Barr Pharmaceuticals, Inc.*                       3,880           189,111
     King Pharmaceuticals, Inc.*                      17,430           181,621
     Watson Pharmaceuticals, Inc.*+                    5,920           174,995
     Kos Pharmaceuticals, Inc.*                        2,472           161,916
     Alpharma, Inc. -- Class A                         9,610           139,057
     Abbott Laboratories                               2,259           110,713
     First Horizon Pharmaceutical Corp.*               5,722           108,947
     Hi-Tech Pharmacal Co., Inc.*                      3,380           107,687
     Merck & Co., Inc.                                 3,031            93,355
     Wyeth                                             1,198            53,311
     Eli Lilly & Co.                                     661            36,824
     CNS, Inc.                                         1,350            30,847
     Bristol-Myers Squibb Co.                            615            15,363
                                                               ---------------

TOTAL PHARMACEUTICALS                                                2,686,625
                                                               ---------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
     Bausch & Lomb, Inc.                               2,360           195,880
     Boston Scientific Corp.*                          7,080           191,160
     Guidant Corp.                                     2,800           188,440
     Becton, Dickinson & Co.                           3,253           170,685
     Dade Behring Holdings, Inc.                       2,504           162,785
     Advanced Neuromodulation
     Systems, Inc.*+                                   3,850           152,768
     Hologic, Inc.*                                    3,738           148,586
     Thoratec Corp.*                                   9,350           143,429
     Analogic Corp.                                    2,820           141,902
     Molecular Devices Corp.*                          6,348           137,307
     Haemonetics Corp./MA*                             3,330           135,331

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Intermagnetics General Corp.*                     3,122   $        96,033
     West Pharmaceutical Services, Inc.                3,320            93,126
     DJ Orthopedics, Inc.*                             2,743            75,241
     Medtronic, Inc.                                   1,416            73,335
     Orasure Technologies, Inc.*                       6,870            68,631
     Palomar Medical Technologies, Inc.*                 900            21,528
     Vital Signs, Inc.                                   394            17,068
     ICU Medical, Inc.*+                                 515            16,568
     Cantel Medical Corp.*                               790            12,924
     Medical Action Industries, Inc.*                     79             1,410
                                                               ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               2,244,137
                                                               ---------------

  BIOTECHNOLOGY 1.2%
     Amgen, Inc.*                                      6,150           371,829
     Invitrogen Corp.*+                                2,287           190,484
     Cephalon, Inc.*+                                  4,330           172,377
     United Therapeutics Corp.*+                       2,994           144,311
     Albany Molecular Research, Inc.*                  9,770           136,780
     Pharmion Corp.*                                     352             8,170
                                                               ---------------

TOTAL BIOTECHNOLOGY                                                  1,023,951
                                                               ---------------

TOTAL HEALTH CARE                                                   10,910,982
                                                               ---------------

INDUSTRIALS 11.2%
  AEROSPACE & DEFENSE 2.7%
     Boeing Co.+                                       4,877           321,882
     General Dynamics Corp.                            2,047           224,228
     Lockheed Martin Corp.                             3,423           222,050
     Northrop Grumman Corp.                            3,676           203,099
     Raytheon Co.                                      4,979           194,779
     Precision Castparts Corp.+                        2,479           193,114
     Armor Holdings, Inc.*+                            3,617           143,269
     AAR Corp.*                                        8,990           141,233
     Triumph Group, Inc.*                              4,060           141,126
     Kaman Corp. -- Class A                            7,350           132,594
     Sequa Corp. -- Class A*                           1,920           127,047
     DRS Technologies, Inc.                            2,315           118,713
     Heico Corp.                                       4,393           102,840
     United Technologies Corp.                           540            27,729




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Innovative Solutions &
     Support, Inc.*                                      360   $        12,085
                                                               ---------------

TOTAL AEROSPACE & DEFENSE                                            2,305,788
                                                               ---------------

  COMMERCIAL SERVICES & SUPPLIES 1.9%
     RR Donnelley & Sons Co.                           6,100           210,511
     Republic Services, Inc.                           5,421           195,210
     Labor Ready, Inc.*+                               6,890           160,606
     Steelcase, Inc. -- Class A                       11,210           155,258
     Kelly Services, Inc.                              4,850           138,904
     Asset Acceptance Capital Corp.*                   5,180           134,214
     DiamondCluster International,
     Inc. -- Class A*                                 10,820           122,266
     NCO Group, Inc.*                                  5,560           120,263
     West Corp.*                                       2,730           104,832
     Consolidated Graphics, Inc.*                      2,010            81,948
     Resources Connection, Inc.*+                      2,668            61,978
     Compx International, Inc.                         3,470            58,122
     Teletech Holdings, Inc.*                          5,610            45,721
     Allied Waste Industries, Inc.*                    4,220            33,465
     SOURCECORP, Inc.*                                   230             4,559
                                                               ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,627,857
                                                               ---------------

  INDUSTRIAL CONGLOMERATES 1.8%
     General Electric Co.                             30,449         1,055,058
     Textron, Inc.                                     2,979           225,957
     Teleflex, Inc.                                    2,920           173,360
     3M Co.+                                             780            56,394
     Walter Industries, Inc.+                            693            27,859
                                                               ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                       1,538,628
                                                               ---------------

  MACHINERY 1.6%
     Deere & Co.                                       2,880           188,611
     Cummins, Inc.                                     2,493           186,003
     Oshkosh Truck Corp.                               2,184           170,964
     Kennametal, Inc.+                                 3,320           152,222
     Albany International Corp. -- Class A             4,620           148,348
     Parker Hannifin Corp.                             2,307           143,057
     EnPro Industries, Inc.*                           4,856           140,193
     Terex Corp.*                                      1,773            69,856

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Bucyrus International, Inc. --
     Class A                                           1,600   $        60,768
     Cascade Corp.                                       870            37,627
     Commercial Vehicle Group, Inc.*                     856            15,194
                                                               ---------------

TOTAL MACHINERY                                                      1,312,843
                                                               ---------------

  ROAD & RAIL 1.5%
     CSX Corp.                                         5,370           229,084
     Burlington Northern Santa Fe Corp.                4,124           194,158
     Yellow Roadway Corp.*+                            3,550           180,340
     Laidlaw International, Inc.*                      6,958           167,688
     CNF, Inc.                                         3,600           161,640
     Kansas City Southern*                             7,060           142,471
     Swift Transportation Co., Inc.*+                  3,550            82,679
     Arkansas Best Corp.                               2,380            75,708
     Norfolk Southern Corp.                            1,837            56,873
                                                               ---------------

TOTAL ROAD & RAIL                                                    1,290,641
                                                               ---------------

  BUILDING PRODUCTS 0.5%
     Masco Corp.                                       5,610           178,174
     USG Corp.*+                                       3,330           141,525
     Water Pik Technologies, Inc.*                     4,790            91,249
     ElkCorp                                             450            12,848
                                                               ---------------

TOTAL BUILDING PRODUCTS                                                423,796
                                                               ---------------

  CONSTRUCTION & ENGINEERING 0.4%
     Washington Group
     International, Inc.*+                             3,167           161,897
     URS Corp.*+                                       4,310           160,978
     Shaw Group, Inc.*                                 1,800            38,718
                                                               ---------------

TOTAL CONSTRUCTION & ENGINEERING                                       361,593
                                                               ---------------

  ELECTRICAL EQUIPMENT 0.3%
     Preformed Line Products Co.                       3,260           133,008
     LSI Industries, Inc.                              8,760           122,115




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Rockwell Automation, Inc.                           220   $        10,716
                                                               ---------------

TOTAL ELECTRICAL EQUIPMENT                                             265,839
                                                               ---------------

  AIR FREIGHT & COURIERS 0.3%
     FedEx Corp.                                       2,440           197,664
     HUB Group, Inc. -- Class A*                       1,320            33,066
                                                               ---------------

TOTAL AIR FREIGHT & COURIERS                                           230,730
                                                               ---------------

  AIRLINES 0.2%
     Alaska Air Group, Inc.*                           4,200           124,950
                                                               ---------------

TOTAL AIRLINES                                                         124,950
                                                               ---------------

  TRADING COMPANIES & DISTRIBUTORS 0.0%
     Applied Industrial
     Technologies, Inc.                                  250             8,073
     Watsco, Inc.                                         54             2,300
                                                               ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  10,373
                                                               ---------------

TOTAL INDUSTRIALS                                                    9,493,038
                                                               ---------------

ENERGY 6.8%
  OIL & GAS 5.0%
     Exxon Mobil Corp.                                18,376         1,056,069
     ConocoPhillips                                    6,730           386,908
     Chevron Corp.+                                    4,353           243,420
     Williams Cos., Inc.+                             12,431           236,189
     Kerr-McGee Corp.                                  2,870           219,010
     Occidental Petroleum Corp.                        2,842           218,635
     Devon Energy Corp.+                               4,142           209,916
     Burlington Resources, Inc.                        3,563           196,820
     Valero Energy Corp.+                              2,396           189,548
     Premcor, Inc.+                                    2,487           184,486
     Forest Oil Corp.*                                 3,887           163,254
     Comstock Resources, Inc.*                         5,860           148,199
     TransMontaigne, Inc.*                            13,310           139,755
     Swift Energy Co.*                                 3,570           127,877
     Sunoco, Inc.                                        890           101,175
     USEC, Inc.                                        6,765            99,040
     Overseas Shipholding Group, Inc.                  1,263            75,338

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Resource America, Inc. -- Class A                 1,340   $        51,630
     Petroleum Development Corp.*                      1,373            43,730
     Harvest Natural Resources, Inc.*                  3,954            43,217
     Berry Petroleum Co. -- Class A                      600            31,728
     Maritrans, Inc.                                   1,130            30,566
     Amerada Hess Corp.                                  225            23,965
     Holly Corp.                                         230            10,734
                                                               ---------------

TOTAL OIL & GAS                                                      4,231,209
                                                               ---------------

  ENERGY EQUIPMENT & SERVICES 1.8%
     Pride International, Inc.*                        7,062           181,493
     Cooper Cameron Corp.*+                            2,770           171,878
     Helmerich & Payne, Inc.+                          3,550           166,566
     Tidewater, Inc.                                   4,280           163,154
     Veritas DGC, Inc.*+                               5,180           143,693
     Cal Dive International, Inc.*+                    2,372           124,222
     Diamond Offshore Drilling, Inc.+                  2,220           118,615
     Lone Star Technologies, Inc.*                     2,242           102,011
     NS Group, Inc.*                                   2,070            67,296
     Seabulk International, Inc.*                      2,930            62,263
     Global Industries, Ltd.*                          6,430            54,655
     Hydril*+                                            900            48,915
     Atwood Oceanics, Inc.*                              460            28,318
     Offshore Logistics, Inc.*                           532            17,471
     GulfMark Offshore, Inc.*                            472            12,890
     Lufkin Industries, Inc.                             230             8,275
     Oil States International, Inc.*                     230             5,789
                                                               ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                    1,477,504
                                                               ---------------

TOTAL ENERGY                                                         5,708,713
                                                               ---------------

CONSUMER STAPLES 6.0%
  FOOD PRODUCTS 2.0%
     Archer-Daniels-Midland Co.                       12,633           270,094
     Kellogg Co.                                       3,940           175,094
     General Mills, Inc.+                              3,650           170,783
     Sara Lee Corp.                                    8,600           170,366
     Hershey Co.                                       2,660           165,186




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Chiquita Brands
     International, Inc.+                              5,520   $       151,579
     Pilgrim's Pride Corp.+                            4,360           148,807
     Seaboard Corp.                                       85           141,440
     Hain Celestial Group, Inc.*+                      7,210           140,595
     M&F Worldwide Corp.*                              9,500           126,920
     Gold Kist, Inc.*                                  2,940            63,445
                                                               ---------------

TOTAL FOOD PRODUCTS                                                  1,724,309
                                                               ---------------

  FOOD & DRUG RETAILING 1.1%
     Wal-Mart Stores, Inc.                             5,581           269,004
     Costco Wholesale Corp.+                           4,466           200,166
     Safeway, Inc.+                                    8,430           190,434
     Supervalu, Inc.+                                  5,660           184,573
     Nash Finch Co.                                    2,027            74,472
     Walgreen Co.+                                       244            11,221
     Albertson's, Inc.+                                  474             9,802
                                                               ---------------

TOTAL FOOD & DRUG RETAILING                                            939,672
                                                               ---------------

  HOUSEHOLD PRODUCTS 0.9%
     Procter & Gamble Co.+                             5,909           311,700
     Kimberly-Clark Corp.                              3,773           236,152
     Energizer Holdings, Inc.*                         3,086           191,856
     Central Garden and Pet Co.*                         576            28,293
                                                               ---------------

TOTAL HOUSEHOLD PRODUCTS                                               768,001
                                                               ---------------

  TOBACCO 0.9%
     Altria Group, Inc.                                8,627           557,822
     Reynolds American, Inc.+                          2,540           200,152
                                                               ---------------

TOTAL TOBACCO                                                          757,974
                                                               ---------------

  BEVERAGES 0.9%
     PepsiCo, Inc.                                     5,070           273,425
     Brown-Forman Corp. -- Class B                     2,890           174,730
     PepsiAmericas, Inc.                               6,358           163,146
     Coca-Cola Co.                                     3,292           137,441
                                                               ---------------

TOTAL BEVERAGES                                                        748,742
                                                               ---------------
  PERSONAL PRODUCTS 0.2%
     Playtex Products, Inc.*                          10,688           115,003

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Gillette Co.                                        738   $        37,365
                                                               ---------------

TOTAL PERSONAL PRODUCTS                                                152,368
                                                               ---------------

TOTAL CONSUMER STAPLES                                               5,091,066
                                                               ---------------

UTILITIES 4.1%
  ELECTRIC UTILITIES 2.0%
     PG&E Corp.+                                       7,164           268,937
     Entergy Corp.                                     2,545           192,275
     Allegheny Energy, Inc.*+                          7,135           179,945
     NSTAR                                             5,762           177,642
     Westar Energy, Inc.                               7,062           169,700
     Edison International+                             3,970           160,983
     Sierra Pacific Resources*                        12,400           154,380
     UIL Holding Corp.                                 2,682           144,318
     IDACORP, Inc.                                     3,344           102,427
     El Paso Electric Co.*                             4,433            90,655
     TXU Corp.                                           267            22,185
                                                               ---------------

TOTAL ELECTRIC UTILITIES                                             1,663,447
                                                               ---------------

  MULTI-UTILITIES 1.1%
     Constellation Energy Group, Inc.                  4,143           239,010
     Duke Energy Corp.+                                7,540           224,164
     NRG Energy, Inc.*                                 4,735           178,036
     CMS Energy Corp.*                                11,650           175,449
     NorthWestern Corp.                                5,070           159,806
                                                               ---------------

TOTAL MULTI-UTILITIES                                                  976,465
                                                               ---------------

  GAS UTILITIES 1.0%
     NiSource, Inc.                                    8,200           202,786
     Oneok, Inc.+                                      5,386           175,853
     Southern Union Co.*+                              6,690           164,239
     National Fuel Gas Co.                             5,605           162,041
     WGL Holdings, Inc.                                4,480           150,707
                                                               ---------------

TOTAL GAS UTILITIES                                                    855,626
                                                               ---------------

TOTAL UTILITIES                                                      3,495,538
                                                               ---------------

MATERIALS 3.7%
  METALS & MINING 1.5%
     Phelps Dodge Corp.+                               2,412           223,110
     Nucor Corp.+                                      4,530           206,659
     United States Steel Corp.+                        5,290           181,817




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
     Southern Peru Copper Corp.                        3,660   $       156,794
     Stillwater Mining Co.*                           18,480           137,122
     Steel Dynamics, Inc.                              4,965           130,331
     Carpenter Technology Corp.                        2,166           112,199
     RTI International Metals, Inc.*                   2,247            70,578
     Quanex Corp.+                                       690            36,577
     Reliance Steel & Aluminum Co.                       670            24,837
     Metal Management, Inc.                              707            13,681
     Commercial Metals Co.                               392             9,337
                                                               ---------------

TOTAL METALS & MINING                                                1,303,042
                                                               ---------------
  CHEMICALS 1.3%
     Dow Chemical Co.                                  6,070           270,297
     Monsanto Co.                                      2,895           182,009
     FMC Corp.*                                        2,840           159,438
     Lyondell Chemical Co.+                            5,850           154,557
     Valhi, Inc.                                       8,750           153,125
     Westlake Chemical Corp.                           5,171           126,689
     Terra Industries, Inc.*                           3,635            24,754
     E.I. du Pont de Nemours & Co.                       155             6,667
                                                               ---------------

TOTAL CHEMICALS                                                      1,077,536
                                                               ---------------
  PAPER & FOREST PRODUCTS 0.4%
     Weyerhaeuser Co.                                  2,809           178,793
     Louisiana-Pacific Corp.+                          6,567           161,417
     Buckeye Technologies, Inc.*                       2,720            21,678
     Potlatch Corp.+                                     215            11,251
                                                               ---------------

TOTAL PAPER & FOREST PRODUCTS                                          373,139
                                                               ---------------

  CONSTRUCTION MATERIALS 0.3%
     Eagle Materials, Inc.                             1,690           156,477
     Lafarge North America, Inc.                         890            55,571
                                                               ---------------

TOTAL CONSTRUCTION MATERIALS                                           212,048
                                                               ---------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
  CONTAINERS & PACKAGING 0.2%
     Greif, Inc. -- Class A                            2,210   $       135,031
                                                               ---------------

TOTAL CONTAINERS & PACKAGING                                           135,031
                                                               ---------------

TOTAL MATERIALS                                                      3,100,796
                                                               ---------------

TELECOMMUNICATION SERVICES 2.3%
  DIVERSIFIED TELECOMMUNICATION
     SERVICES 1.8%
     Verizon Communications, Inc.+                    10,915           377,113
     Alltel Corp.                                      3,078           191,698
     AT&T Corp.+                                       9,845           187,449
     Premiere Global Services, Inc.*                  13,270           149,818
     Golden Telecom, Inc.                              4,620           141,742
     Fairpoint Communications, Inc.                    8,120           131,138
     SBC Communications, Inc.+                         4,713           111,934
     Telewest Global, Inc.*                            3,000            68,340
     CenturyTel, Inc.+                                 1,887            65,347
     General Communication -- Class A*+                3,270            32,275
     BellSouth Corp.+                                    871            23,142
     Hungarian Telephone & Cable*                        560             9,632
     Sprint Corp.+                                       220             5,520
                                                               ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION
SERVICES                                                             1,495,148
                                                               ---------------

  WIRELESS TELECOMMUNICATION SERVICES 0.5%
     Spectrasite, Inc.*                                2,570           191,285
     Nextel Partners, Inc. -- Class A*                 6,880           173,169
     NII Holdings, Inc. -- Class B*                    1,440            92,074
                                                               ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                              456,528
                                                               ---------------

TOTAL TELECOMMUNICATION SERVICES                                     1,951,676
                                                               ---------------

TOTAL COMMON STOCKS
  (Cost $74,945,990)                                                82,708,280
                                                               ---------------




CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.9%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at 2.90% due
  07/01/05                                   $       922,507   $       922,507
Morgan Stanley at 2.90% due
  07/01/05                                           582,636           582,636
Citigroup, Inc. at 2.85% due 07/01/05                388,424           388,424
Lehman Brothers, Inc. at 2.85% due
  07/01/05                                           541,310           541,310

                                                                     2,434,877
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $2,434,877)                                                 2,434,877
                                                               ---------------

SECURITIES LENDING COLLATERAL 12.5%
Investment in Securities Lending Short
Term
  Investment Portfolio Held by
     U.S. Bank                                    10,590,529        10,590,529
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,590,529)                                                  10,590,529
                                                               ---------------

TOTAL INVESTMENTS 113.2%
  (Cost $87,971,396)                                           $    95,733,686
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (13.2)%                                             $   (11,143,360)
                                                               ---------------

NET ASSETS - 100.0%                                            $    84,590,326

                                                                    UNREALIZED
                                                   CONTRACTS              LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 S&P 500 Index Mini
Futures Contracts
  (Aggregate Market Value of
  Contracts $1,792,500)                                   30   $       (17,372)

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005





SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.4%
ENERGY 19.0%
   ENERGY EQUIPMENT & SERVICES 9.8%
   Schlumberger Ltd.+                                 21,000    $    1,594,740
   Halliburton Co.+                                   25,200         1,205,064
   Transocean, Inc.*+                                 21,600         1,165,752
   Tenaris SA -- SP ADR+                              13,600         1,064,472
   Baker Hughes, Inc.+                                20,600         1,053,896
   Diamond Offshore Drilling,
       Inc.                                           15,300           817,479
   GlobalSantaFe Corp.+                               19,500           795,600
   Weatherford International
       Ltd.*+                                         12,200           707,356
   BJ Services Co.                                    13,200           692,736
   Smith International, Inc.                           9,100           579,670
   Patterson-UTI Energy, Inc.+                        20,200           562,166
   Precision Drilling Corp.*                          14,100           556,668
   ENSCO International, Inc.+                         15,400           550,550
   Nabors Industries Ltd.*+                            6,700           406,154
   Noble Corp.                                         6,600           405,966
                                                                --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                   12,158,269
                                                                --------------

   OIL & GAS 9.2%
   Exxon Mobil Corp.                                  26,000         1,494,220
   BP PLC -- SP ADR                                   18,300         1,141,554
   Total SA -- SP ADR+                                 8,200           958,170
   Royal Dutch Petroleum Co.                          14,100           915,090
   PetroChina Co. Ltd. -- SP
       ADR+                                           12,300           903,435
   ConocoPhillips                                     14,400           827,856
   Chevron Corp.+                                     14,300           799,656
   Shell Transport & Trading
       Co. PLC -- SP ADR                              13,100           760,586
   ENI-Ente Nazionale
       Idrocarburi -- SP ADR+                          5,300           679,460
   Petroleo Brasiliero SA --
       Petrobras+                                     12,200           635,986
   EnCana Corp.                                       14,000           554,260
   Imperial Oil Ltd.                                   5,500           458,205
   China Petroleum & Chemical
       Corp. -- SP ADR                                11,100           433,122
   Occidental Petroleum Corp.                          5,500           423,115
   Repsol YPF SA -- SP ADR                            15,700           394,541
                                                                --------------

TOTAL OIL & GAS                                                     11,379,256
                                                                --------------

TOTAL ENERGY                                                        23,537,525
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 18.2%
   HOTELS RESTAURANTS & LEISURE 10.0%
   Carnival Corp.+                                    25,010    $    1,364,295
   Starbucks Corp.*+                                  23,800         1,229,508
   McDonald's Corp.                                   41,920         1,163,280
   Marriott International, Inc. --
       Class A                                        14,690         1,002,152
   Yum! Brands, Inc.+                                 18,640           970,771
   Starwood Hotels & Resorts
       Worldwide, Inc.+                               15,900           931,263
   MGM Mirage, Inc.*                                  22,800           902,424
   Hilton Hotels Corp.                                34,520           823,302
   Royal Caribbean Cruises Ltd.+                      16,610           803,260
   Harrah's Entertainment, Inc.+                      10,130           730,069
   Darden Restaurants, Inc.                           18,440           608,151
   International Game
       Technology, Inc.+                              20,560           578,764
   Wendy's International, Inc.                        12,060           574,659
   Brinker International, Inc.*                       10,130           405,707
   Outback Steakhouse, Inc.+                           7,610           344,276
                                                                --------------

TOTAL HOTELS RESTAURANTS & LEISURE                                  12,431,881
                                                                --------------

   MULTILINE RETAIL 8.2%
   Target Corp.                                       30,400         1,654,064
   Kohl's Corp.*                                      18,900         1,056,699
   JC Penney Holding Co., Inc.+                       17,200           904,376
   Sears Holdings Corp.*+                              6,000           899,220
   Federated Department Stores,
       Inc.+                                          11,400           835,392
   May Department Stores Co.                          20,100           807,216
   Nordstrom, Inc.                                    10,700           727,279
   Dollar General Corp.                               28,500           580,260
   Family Dollar Stores, Inc.                         20,400           532,440
   Neiman-Marcus Group, Inc.
       -- Class A                                      4,700           455,524
   Saks, Inc.*+                                       21,600           409,752
   Dollar Tree Stores, Inc.*                          16,300           391,200
   Dillard's, Inc. -- Class A                         13,100           306,802
   Big Lots, Inc.*+                                   22,000           291,280
   Tuesday Morning Corp.                               8,100           255,312
                                                                --------------

TOTAL MULTILINE RETAIL                                              10,106,816
                                                                --------------

TOTAL CONSUMER DISCRETIONARY                                        22,538,697
                                                                --------------

INDUSTRIALS 15.8%
   CONSTRUCTION & ENGINEERING 8.3%
   Fluor Corp.                                        25,700         1,480,063




SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Jacobs Engineering Group,
       Inc.*+                                         22,300    $    1,254,598
   Chicago Bridge & Iron NV
       Co.                                            47,198         1,078,946
   URS Corp.*                                         25,100           937,485
   Shaw Group, Inc.*+                                 40,400           869,004
   McDermott International,
       Inc.*                                          41,300           867,300
   Washington Group International,
       Inc.*+                                         16,600           848,592
   Granite Construction, Inc.                         25,600           719,360
   Quanta Services, Inc.*+                            80,400           707,520
   EMCOR Group, Inc.*                                 12,800           625,920
   Dycom Industries, Inc.*+                           25,300           501,193
   Insituform Technologies, Inc.
       -- Class A*                                    21,500           344,645
                                                                --------------

TOTAL CONSTRUCTION & ENGINEERING                                    10,234,626
                                                                --------------

   ROAD & RAIL 7.4%
   Burlington Northern Santa Fe
       Corp.                                          25,200         1,186,416
   Canadian National Railway
       Co.                                            20,300         1,170,295
   Union Pacific Corp.                                17,200         1,114,560
   Norfolk Southern Corp.                             29,100           900,936
   CSX Corp.                                          20,800           887,328
   Canadian Pacific Railway
       Ltd.                                           20,100           693,651
   Laidlaw International, Inc.*                       20,800           501,280
   J.B. Hunt Transport Services,
       Inc.                                           24,800           478,640
   Yellow Roadway Corp.*+                              8,900           452,120
   Swift Transportation Co.,
       Inc.*+                                         17,800           414,562
   Landstar System, Inc.*                             12,400           373,488
   Werner Enterprises, Inc.                           17,500           343,700
   Heartland Express, Inc.                            17,600           341,968
   Knight Transportation, Inc.                        13,600           330,888
                                                                --------------

TOTAL ROAD & RAIL                                                    9,189,832
                                                                --------------

   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Sirva, Inc.*                                       14,664           124,791
                                                                --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   124,791
                                                                --------------

TOTAL INDUSTRIALS                                                   19,549,249
                                                                --------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
UTILITIES 14.4%
   ELECTRIC UTILITIES 8.6%
   TXU Corp.                                          26,000    $    2,160,340
   E.ON AG -- SP ADR                                  32,300           956,403
   Exelon Corp.                                       13,800           708,354
   Southern Co.                                       18,400           637,928
   Black Hills Corp.+                                 14,500           534,325
   Korea Electric Power Corp.
       -- SP ADR                                      33,000           517,110
   FPL Group, Inc.                                    12,100           508,926
   Scottish Power PLC -- SP
       ADR                                            14,200           505,520
   Entergy Corp.                                       6,500           491,075
   FirstEnergy Corp.                                  10,100           485,911
   American Electric Power Co.,
       Inc.                                           12,900           475,623
   PG&E Corp.                                         12,300           461,742
   Edison International                               10,900           441,995
   Consolidated Edison, Inc.                           9,100           426,244
   Progress Energy, Inc.+                              9,300           420,732
   PPL Corp.                                           7,000           415,660
   Ameren Corp.+                                       7,500           414,750
                                                                --------------

TOTAL ELECTRIC UTILITIES                                            10,562,638
                                                                --------------

   MULTI-UTILITIES 5.8%
   Duke Energy Corp.+                                 87,100         2,589,483
   AES Corp.*                                         97,000         1,588,860
   Constellation Energy Group,
       Inc.                                           27,300         1,574,937
   Dynegy, Inc. -- Class A*                          153,400           745,524
   Calpine Corp.*+                                   210,100           714,340
                                                                --------------

TOTAL MULTI-UTILITIES                                                7,213,144
                                                                --------------

TOTAL UTILITIES                                                     17,775,782
                                                                --------------

MATERIALS 8.3%
   CONSTRUCTION MATERIALS 8.3%
   Cemex SA de CV -- SP
       ADR+                                           64,853         2,751,064
   Vulcan Materials Co.+                              27,300         1,774,227
   Lafarge North America, Inc.                        23,700         1,479,828
   Martin Marietta Materials,
       Inc.                                           19,700         1,361,664
   Florida Rock Industries, Inc.+                     18,000         1,320,300
   Eagle Materials, Inc.+                              9,300           861,087




SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Texas Industries, Inc.                             12,300    $      691,629
                                                                --------------

TOTAL CONSTRUCTION MATERIALS                                        10,239,799
                                                                --------------

TOTAL MATERIALS                                                     10,239,799
                                                                --------------

INFORMATION TECHNOLOGY 8.2%
   INTERNET SOFTWARE & SERVICES 8.2%
   Google, Inc. -- Class A*+                          10,400         3,059,160
   Yahoo!, Inc.*                                      59,900         2,075,535
   VeriSign, Inc.*+                                   27,300           785,148
   CNET Networks, Inc.*+                              37,200           436,728
   Netease.com, Inc. -- SP
       ADR*+                                           7,500           428,325
   Ask Jeeves, Inc.*+                                 13,900           419,641
   Akamai Technologies, Inc.*                         30,900           405,717
   Sina Corp.*                                        13,100           365,490
   WebEx Communications,
       Inc.*                                          13,800           364,458
   Openwave Systems, Inc.*+                           21,300           349,320
   InfoSpace, Inc.*                                   10,100           332,593
   EarthLink, Inc.*                                   37,500           324,750
   DoubleClick, Inc.*+                                38,000           318,820
   Websense, Inc.*                                     6,400           307,520
   RealNetworks, Inc.*+                               49,000           243,530
                                                                --------------

TOTAL INTERNET SOFTWARE & SERVICES                                  10,216,735
                                                                --------------

TOTAL INFORMATION TECHNOLOGY                                        10,216,735
                                                                --------------

HEALTH CARE 8.2%
   HEALTH CARE PROVIDERS & SERVICES
       8.2%
   UnitedHealth Group, Inc.+                          25,500         1,329,570
   WellPoint, Inc.*                                   15,400         1,072,456
   Aetna, Inc.                                        10,100           836,482
   Cardinal Health, Inc.+                             14,100           811,878
   HCA, Inc.+                                         13,500           765,045
   Caremark Rx, Inc.*+                                17,000           756,840
   CIGNA Corp.                                         6,000           642,180
   McKesson Corp.                                     13,600           609,144
   Medco Health Solutions,
       Inc.*+                                         11,400           608,304
   Quest Diagnostics, Inc.+                           11,400           607,278
   Express Scripts, Inc.*+                             9,600           479,808
   Laboratory Corporation of
       America Holdings*+                              8,900           444,110
   Health Management
       Associates, Inc. -- Class
       A+                                             15,300           400,554

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
   Coventry Health Care, Inc.*+                        5,600    $      396,200
   Patterson Cos., Inc.*+                              7,600           342,608
                                                                --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                              10,102,457
                                                                --------------

TOTAL HEALTH CARE                                                   10,102,457
                                                                --------------

CONSUMER STAPLES 7.3%
   TOBACCO 7.3%
   Altria Group, Inc.                                 82,900         5,360,314
   Reynolds American, Inc.+                           19,300         1,520,840
   UST, Inc.+                                         24,800         1,132,368
   Loews Corp. - Carolina
       Group                                          19,400           646,408
   Universal Corp.                                    10,300           450,934
                                                                --------------

TOTAL TOBACCO                                                        9,110,864
                                                                --------------

TOTAL CONSUMER STAPLES                                               9,110,864
                                                                --------------

TOTAL COMMON STOCKS
   (Cost $105,300,219)                                             123,071,108
                                                                --------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85% due
07/01/05                                             891,048           891,048
                                                                --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $891,048)                                                     891,048
                                                                --------------

SECURITIES LENDING COLLATERAL 19.6%
Investment in Securities Lending Short
Term
   Investment Portfolio Held by
       U.S. Bank                                  24,233,299        24,233,299
                                                                --------------

TOTAL SECURITIES LENDING COLLATERAL
   (Cost $24,233,299)                                               24,233,299
                                                                --------------
TOTAL INVESTMENTS 119.7%
   (Cost $130,424,566)                                          $  148,195,455
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (19.7)%                                             $  (24,415,472)
                                                                --------------




SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                             $  123,779,983

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.





U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                             June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 93.4%
Farmer Mac*
   3.00% due 08/01/05                          $ 100,000,000    $   99,741,667
   2.92% due 07/06/05                             50,000,000        49,979,722
   3.00% due 07/26/05                             50,000,000        49,895,833
   2.94% due 07/13/05                             34,000,000        33,966,680
   2.93% due 12/09/05                             25,000,000        24,672,410
   2.86% due 12/15/05                             20,000,000        19,734,656
   3.06% due 12/09/05                             20,000,000        19,726,300
   3.13% due 08/31/05                             11,000,000        10,941,660
Federal Farm Credit Bank*
   2.90% due 07/01/05                             50,000,000        50,000,000
   3.18% due 09/12/05                             30,000,000        29,806,550
   2.30% due 08/05/05                             28,000,000        27,937,389
   2.96% due 08/19/05                             25,000,000        24,899,278
   2.90% due 09/08/05                             25,000,000        24,861,042
   3.20% due 09/07/05                             25,000,000        24,848,889
   3.19% due 09/14/05                             25,000,000        24,833,854
   3.26% due 09/23/05                             25,000,000        24,809,833
   3.06% due 11/17/05                             25,000,000        24,704,625
   3.07% due 08/18/05                             24,000,000        23,901,760
   2.40% due 07/14/05                             20,000,000        19,982,667
   2.80% due 11/01/05                             10,000,000         9,904,333
   3.05% due 12/15/05                              9,000,000         8,872,662
Federal Home Loan Bank*
   2.98% due 07/15/05                            100,000,000        99,884,111
   2.92% due 07/05/05                             50,000,000        49,983,778
   2.89% due 07/06/05                             50,000,000        49,979,931
   2.93% due 07/06/05                             50,000,000        49,979,687
   3.05% due 08/12/05                             50,000,000        49,822,375
   2.90% due 07/07/05                             25,000,000        24,987,917
   3.30% due 09/23/05                             25,000,000        24,807,500
Freddie Mac*
   2.92% due 07/19/05                             50,000,000        49,927,000
   3.00% due 07/19/05                             50,000,000        49,925,000
   3.01% due 07/25/05+                            50,000,000        49,899,667
   3.12% due 10/11/05+                            50,000,000        49,558,000
   3.00% due 07/20/05                             25,000,000        24,960,417
   3.00% due 09/26/05                             25,000,000        24,818,750
   3.29% due 09/20/05                             25,000,000        24,814,937
   3.01% due 10/05/05                             25,000,000        24,799,333
   3.40% due 11/30/05                             25,000,000        24,641,111
                                                                --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,300,811,324)                                         1,300,811,324
                                                                --------------

------------------------------------------------------------------------------
                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 6.4%

Collateralized by U.S. Treasury
Obligations

   Lehman Brothers, Inc. at
2.85% due 07/01/05                                88,542,273        88,542,273

TOTAL REPURCHASE AGREEMENTS
   (Cost $88,542,273)                                               88,542,273
                                                                --------------

SECURITIES LENDING COLLATERAL 7.2%
Investment in Securities Lending Short Term
Investment Portfolio Held by
U.S. Bank                                        100,000,000    $  100,000,000
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $100,000,000)                                                100,000,000
                                                                --------------

TOTAL INVESTMENTS 107.0%
   (Cost $1,489,353,597)                                        $1,489,353,597
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (7.0)%                                              $  (97,349,462)
                                                                --------------

NET ASSETS - 100.0%                                             $1,392,004,135

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+     All or a portion of this security is on loan at June 30, 2005




BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.6%
Bank of America Corp.                                 10,081   $       459,794
Wachovia Corp.                                         8,798           436,381
J.P. Morgan Chase & Co.                               12,212           431,328
U.S. Bancorp                                          13,104           382,637
Washington Mutual, Inc.+                               8,200           333,658
Wells Fargo & Co.                                      4,867           299,710
Countrywide Financial Corp.                            7,701           297,336
SunTrust Banks, Inc.                                   4,094           295,751
BB&T Corp.+                                            6,939           277,352
KeyCorp                                                7,265           240,835
North Fork Bancorporation, Inc.                        8,535           239,748
M&T Bank Corp.                                         2,218           233,245
UnionBanCal Corp.                                      3,456           231,276
Comerica, Inc.+                                        3,901           225,478
Fannie Mae                                             3,509           204,926
Popular, Inc.                                          7,980           201,016
Hibernia Corp. -- Class A                              5,760           191,117
People's Bank/CT                                       6,220           188,093
Compass Bancshares, Inc.+                              4,154           186,930
Associated Banc-Corp.                                  5,438           183,043
Radian Group, Inc.                                     3,754           177,264
Westcorp                                               3,354           175,817
Colonial BancGroup, Inc.                               7,680           169,421
Independence Community Bank Corp.+                     4,580           169,139
Bank of Hawaii Corp.                                   3,320           168,490
BOK Financial Corp.                                    3,644           168,061
Fulton Financial Corp.                                 9,260           166,680
Freddie Mac+                                           2,554           166,597
Downey Financial Corp.                                 2,162           158,258
Golden West Financial Corp.                            2,425           156,122
Washington Federal, Inc.                               6,629           155,914
FirstMerit Corp.+                                      5,872           153,318
SVB Financial Group*+                                  3,148           150,789
First Bancorp Puerto Rico                              3,685           147,953
FirstFed Financial Corp.*                              2,430           144,852
Sterling Financial Corp./WA*                           3,644           136,286
National City Corp.                                    3,904           133,204
Pacific Capital Bancorp                                2,863           106,160
Uniao de Bancos Brasileiros SA                         2,624           101,339
Banco Bradesco SA -- SP ADR+                           2,845           100,685
Barclays PLC -- SP ADR                                 2,510           100,249
Corus Bankshares, Inc.                                 1,794            99,549
CVB Financial Corp.                                    5,051            99,404
 C Holdings PLC                                        1,238            98,607
Banco Itau Holding Financeira
  SA -- SP ADR                                         1,050            97,125

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Hanmi Financial Corp.                                  5,772   $        96,392
Bank of the Ozarks, Inc.                               2,720            89,325
Fifth Third Bancorp+                                   2,002            82,502
Independent Bank Corp./MI                              2,602            74,001
Bancfirst Corp.                                          700            60,893
Regions Financial Corp.+                               1,771            60,001
Doral Financial Corp.                                  3,512            58,088
PNC Financial Services Group, Inc.                     1,066            58,054
Central Pacific Financial Corp. Co.                    1,470            52,332
Umpqua Holding Corp.                                   1,658            39,029
Provident Bankshares Corp.                             1,120            35,739
Astoria Financial Corp.                                1,238            35,246
Marshall & Ilsley Corp.+                                 650            28,893
AmSouth Bancorp+                                         820            21,320
Synovus Financial Corp.                                  690            19,782
International Bancshares Corp.                           490            13,862
Sovereign Bancorp, Inc.+                                 580            12,957
Hudson City Bancorp, Inc.                                910            10,383
W Holding Co., Inc.                                    1,015            10,373
Zions Bancorporation                                     115             8,456
                                                               ---------------

TOTAL COMMON STOCKS                                                  9,908,565
  (Cost $8,793,359)                                            ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85%
due 07/01/05                                 $        47,703            47,703
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $47,703)                                                        47,703
                                                               ---------------
SECURITIES LENDING COLLATERAL 8.3%
Investment in Securities Lending Short
Term
     Investment Portfolio Held
     by U.S. Bank                                    824,094           824,094
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $824,094)                                                      824,094
                                                               ---------------
TOTAL INVESTMENTS 108.4%
  (Cost $9,665,156)                                            $    10,780,362
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (8.4)%                                              $      (835,795)
                                                               ---------------

NET ASSETS - 100.0%                                            $     9,944,567

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.



BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.6%
Dow Chemical Co.                                      31,487   $     1,402,116
E.I. du Pont de Nemours & Co.                         25,399         1,092,411
Weyerhaeuser Co.                                      16,501         1,050,289
Georgia-Pacific Corp.+                                30,780           978,804
Monsanto Co.                                          13,809           868,172
Air Products & Chemicals, Inc.                        14,050           847,215
Engelhard Corp.                                       28,990           827,664
Praxair, Inc.                                         16,813           783,486
Lubrizol Corp.                                        17,685           742,947
Packaging Corporation of America                      35,040           737,592
Phelps Dodge Corp.+                                    7,648           707,440
Eastman Chemical Co.                                  12,076           665,991
PPG Industries, Inc.+                                  9,916           622,328
Rohm & Haas Co.                                       12,649           586,155
International Paper Co.+                              19,253           581,633
Peabody Energy Corp.                                  11,148           580,142
Lyondell Chemical Co.+                                21,216           560,527
Nucor Corp.+                                          11,578           528,188
FMC Corp.*+                                            9,349           524,853
Ball Corp.                                            14,284           513,653
Nalco Holding Co.*                                    26,056           511,479
Sigma-Aldrich Corp.                                    9,035           506,321
Freeport-McMoRan Copper & Gold, Inc.
  -- Class B+                                         13,401           501,733
Newmont Mining Corp.+                                 12,649           493,690
Huntsman Corp.*                                       24,240           491,345
Vulcan Materials Co.                                   7,299           474,362
Owens-Illinois, Inc.*                                 17,048           427,052
Consol Energy, Inc.+                                   7,811           418,513
Sonoco Products Co.                                   14,955           396,307
Alcoa, Inc.+                                          14,634           382,386
United States Steel Corp.+                            10,812           371,608
Scotts Miracle-Gro Co. -- Class A*                     5,180           368,868
Pactiv Corp.*                                         16,940           365,565
Lafarge North America, Inc.                            5,740           358,406
Temple-Inland, Inc.                                    9,445           350,882
Arch Coal, Inc.+                                       6,440           350,787
Albemarle Corp.                                        9,528           347,486
Martin Marietta Materials, Inc.                        5,010           346,291
Agrium, Inc.                                          17,515           343,469
Massey Energy Co.+                                     8,861           334,237
Smurfit-Stone Container Corp.*+                       29,575           300,778
Ecolab, Inc.                                           9,091           294,185
Louisiana-Pacific Corp.+                              11,951           293,756
Sensient Technologies Corp.                           14,217           293,012
Florida Rock Industries, Inc.+                         3,910           286,799

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                          7,230   $       268,016
Steel Dynamics, Inc.                                   9,895           259,744
Bowater, Inc.+                                         7,895           255,561
Quanex Corp.+                                          4,810           254,978
Carpenter Technology Corp.                             4,890           253,302
Allegheny Technologies, Inc.                          11,235           247,844
AptarGroup, Inc.                                       4,691           238,303
Southern Peru Copper Corp.                             5,550           237,762
Georgia Gulf Corp.                                     7,531           233,838
Texas Industries, Inc.                                 4,085           229,700
Commercial Metals Co.                                  9,590           228,434
Crompton Corp.                                        15,965           225,905
Great Lakes Chemical Corp.                             7,108           223,689
Cleveland-Cliffs, Inc.+                                3,820           220,643
Cytec Industries, Inc.                                 5,380           214,124
Headwaters, Inc.*+                                     5,955           204,733
Longview Fibre Co.                                     8,915           183,203
Buckeye Technologies, Inc.*                           22,876           182,322
Aleris International, Inc.*                            7,520           169,576
Silgan Holdings, Inc.                                  3,009           169,226
Deltic Timber Corp.                                    4,316           164,137
Century Aluminum Co.*+                                 7,560           154,224
Aracruz Celulose SA+                                   4,390           152,553
Votorantim Celulose e Papel SA -- SP ADR              12,425           150,343
Amcol International Corp.                              7,667           144,063
Cemex SA de CV -- SP ADR                               3,382           143,464
RTI International Metals, Inc.*                        4,282           134,498
Brush Engineered Materials, Inc.*                      8,859           126,329
Agnico-Eagle Mines Ltd.                                9,606           121,036
Quaker Chemical Corp.                                  6,920           120,754
POSCO -- SP ADR                                        2,740           120,478
PolyOne Corp.*                                        18,070           119,623
Wellman, Inc.                                         10,945           111,530
Lafarge SA -- SP ADR                                   4,804           109,483
Nova Chemicals Corp.                                   3,480           106,349
Olin Corp.+                                            5,810           105,974
Penford Corp.                                          5,068            81,088
Omnova Solutions, Inc.*                               16,393            76,391
Novelis, Inc.                                          2,950            75,756
Compass Minerals International, Inc.                   3,100            72,540
Syngenta AG -- SP ADR*                                 3,510            71,569
A.M. Castle & Co.*                                     4,561            70,513
Westlake Chemical Corp.                                2,860            70,070
Material Sciences Corp.*                               4,260            62,026
AK Steel Holding Corp.*                                8,830            56,600
Royal Gold, Inc.+                                      2,740            55,129
Wausau-Mosinee Paper Corp.                             4,430            53,071




BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Crown Holdings, Inc.*                                  3,030   $        43,117
Greif, Inc. -- Class A                                   400            24,440
W.R. Grace & Co.*                                      2,510            19,553
Mosaic Co.*+                                             640             9,958
Terra Industries, Inc.*                                  300             2,043
Myers Industries, Inc.                                   110             1,375
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $28,536,919)                                                32,241,903
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85%
due 07/01/05                                 $       125,936           125,936
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $125,936)                                                      125,936
                                                               ---------------
SECURITIES LENDING COLLATERAL 10.2%
Investment in Securities Lending Short
Term
     Investment Portfolio Held
     by U.S. Bank                                  3,299,020         3,299,020
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,299,020)                                                    3,299,020
                                                               ---------------
TOTAL INVESTMENTS 110.2%
  (Cost $31,961,875)                                           $    35,666,859
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (10.2)%                                             $    (3,295,404)
                                                               ---------------

NET ASSETS - 100.0%                                            $    32,371,455

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.




BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Genentech, Inc.*+                                    202,367   $    16,246,023
Amgen, Inc.*                                         235,797        14,256,287
Gilead Sciences, Inc.*+                              200,781         8,832,356
Genzyme Corp.*                                       120,875         7,263,379
Biogen Idec, Inc.*                                   187,448         6,457,584
Celgene Corp.*+                                      143,901         5,866,844
Invitrogen Corp.*+                                    59,923         4,990,987
Affymetrix, Inc.*+                                    85,957         4,635,661
Applera Corp. - Applied
  Biosystems Group+                                  220,682         4,340,815
Charles River Laboratories
  International, Inc.*+                               84,404         4,072,493
Cephalon, Inc.*+                                      89,382         3,558,297
OSI Pharmaceuticals, Inc.*+                           81,790         3,342,757
Vicuron Pharmaceuticals, Inc.*+                      114,686         3,199,739
Techne Corp.*                                         66,769         3,065,365
United Therapeutics Corp.*+                           62,190         2,997,558
Medimmune, Inc.*+                                    112,150         2,996,648
Angiotech Pharmaceuticals, Inc.*                     215,909         2,992,499
Chiron Corp.*+                                        80,726         2,816,530
QLT, Inc.*                                           264,891         2,760,164
Pharmion Corp.*                                      105,300         2,444,013
Medarex, Inc.*+                                      278,200         2,317,406
Transkaryotic Therapies, Inc.*+                       59,316         2,169,779
Serologicals Corp.*+                                 101,944         2,166,310
Onyx Pharmaceuticals, Inc.*+                          89,666         2,141,224
Myriad Genetics, Inc.*                               129,711         2,029,977
Encysive Pharmaceuticals, Inc.*                      167,700         1,812,837
ID Biomedical Corp.*                                 106,600         1,741,844
Alkermes, Inc.*+                                     128,911         1,704,203
Millennium Pharmaceuticals, Inc.*+                   140,162         1,299,302
Ligand Pharmaceuticals, Inc. --
  Class B*+                                          177,414         1,233,027
ImClone Systems, Inc.*                                36,545         1,131,799
Protein Design Labs, Inc.*+                           53,449         1,080,204
Telik, Inc.*+                                         62,450         1,015,437
Human Genome Sciences, Inc.*                          70,010           810,716
Vertex Pharmaceuticals, Inc.*                         46,048           775,448
Amylin Pharmaceuticals, Inc.*+                        32,032           670,430
Martek Biosciences Corp.*                             14,978           568,415
Neurocrine Biosciences, Inc.*+                        13,358           561,838
Eyetech Pharmaceuticals, Inc.*+                       41,095           519,441
ICOS Corp.*                                           21,445           453,991
Rigel Pharmaceuticals, Inc.*                          19,500           388,440

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.*                       28,000   $       369,600
Enzon Pharmaceuticals, Inc.*                          56,742           367,688
Cubist Pharmaceuticals, Inc.*                         25,960           341,893
Zymogenetics, Inc.*                                   19,050           335,280
Gen-Probe, Inc.*                                       6,258           226,727
Northfield Laboratories, Inc.*                        13,950           199,625
Cell Therapeutics, Inc.*+                             67,275           182,315
Nabi Biopharmeceuticals*                              10,306           156,960
CV Therapeutics, Inc.*                                 6,301           141,268
Alexion Pharmaceuticals, Inc.*                         5,718           131,743
NPS Pharmaceuticals, Inc.*                            11,600           131,660
Dov Pharmaceutical, Inc.*                                 13               243
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $98,257,850)                                               136,313,069
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                             ---------------
REPURCHASE AGREEMENTS 0.3%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85% due
07/01/05                                             353,738           353,738
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $353,738)                                                      353,738
                                                               ---------------

SECURITIES LENDING COLLATERAL 25.5%
Investment in Securities Lending Short Term
     Investment Portfolio Held by
     U.S. Bank                                    34,912,965        34,912,965
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $34,912,965)                                                  34,912,965
                                                               ---------------

TOTAL INVESTMENTS 125.3%
  (Cost $133,524,553)                                          $   171,579,772
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (25.3)%                                             $   (34,631,579)
                                                               ---------------

NET ASSETS - 100.0%                                            $   136,948,193

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.




COMMODITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 102.8%
Collateralized by U.S. Treasury
Obligations

Bear Stearns Cos., Inc. at
2.90% due 07/01/05                           $     1,576,937   $     1,576,937
Morgan Stanley at 2.90% due 07/01/05                 995,960           995,960
Citigroup, Inc. at 2.85% due 07/01/05                663,974           663,974
Lehman Brothers, Inc. at 2.85% due
07/01/05                                             925,317           925,317
                                                               ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $4,162,188)                                                  4,162,188
                                                               ---------------

TOTAL INVESTMENTS 102.8%
  (Cost $4,162,188)                                            $     4,162,188
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (2.8)%                                              $      (112,282)
                                                               ---------------

NET ASSETS - 100.0%                                            $     4,049,906

------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                   CONTRACTS       (GAIN) LOSS
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
July 2005 GSCI Total Return Index
Futures Contracts
  (Aggregate Market Value of
  Contracts $854,325)                                      9   $       (33,911)
                                                               ---------------

                                                       UNITS
                                             ---------------
EQUITY INDEX SWAP AGREEMENT
September 2005 GSCI Total Return
Index Swaps, Maturing 09/28/05*
  (Notional Market Value $3,075,047)                     501   $        72,361
                                                               ---------------

* Price Return based on GSCI Total Return Index +/- financing at a variable rate.




CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Procter & Gamble Co.+                                 36,037   $     1,900,952
Altria Group, Inc.                                    28,954         1,872,166
Kraft Foods, Inc. -- Class A                          57,313         1,823,127
Coca-Cola Co.                                         37,970         1,585,247
Anheuser-Busch Cos., Inc.+                            34,211         1,565,153
PepsiCo, Inc.                                         28,057         1,513,114
Colgate-Palmolive Co.                                 28,334         1,414,150
Hershey Co.+                                          18,964         1,177,664
Archer-Daniels-Midland Co.                            52,290         1,117,960
Safeway, Inc.+                                        48,639         1,098,755
Reynolds American, Inc.+                              13,050         1,028,340
Gillette Co.                                          20,086         1,016,954
Kimberly-Clark Corp.                                  15,620           977,656
Constellation Brands, Inc. -- Class A*+               32,555           960,373
Pepsi Bottling Group, Inc.+                           33,120           947,563
Albertson's, Inc.+                                    45,800           947,144
Clorox Co.                                            16,822           937,322
UST, Inc.+                                            20,430           932,834
General Mills, Inc.+                                  19,200           898,368
Dean Foods Co.*                                       23,530           829,197
Supervalu, Inc.+                                      25,150           820,142
PepsiAmericas, Inc.                                   30,940           793,920
Hormel Foods Corp.                                    26,358           773,080
Alberto-Culver Co. -- Class B                         16,370           709,312
Smithfield Foods, Inc.*                               23,452           639,536
ConAgra Foods, Inc.+                                  26,306           609,247
Church & Dwight Co., Inc.                             16,630           602,006
Del Monte Foods Co.*                                  54,705           589,173
Pilgrim's Pride Corp.+                                17,090           583,282
Loews Corp. - Carolina Group                          16,620           553,778
Sysco Corp.+                                          15,008           543,140
Lancaster Colony Corp.+                               11,007           472,420
Ruddick Corp.                                         17,832           455,251
Kellogg Co.                                           10,119           449,688
Casey's General Stores, Inc.                          20,914           414,515
Energizer Holdings, Inc.*                              6,620           411,565
Ralcorp Holdings, Inc.                                 9,660           397,509
WM Wrigley Jr Co.                                      5,590           384,816
Avon Products, Inc.                                   10,138           383,723
Sara Lee Corp.                                        18,772           371,873
Hain Celestial Group, Inc.*+                          17,531           341,855
Kroger Co.*+                                          17,647           335,822
Campbell Soup Co.                                     10,061           309,577
H.J. Heinz Co.                                         8,140           288,319
J&J Snack Foods Corp.                                  5,444           284,993
Nash Finch Co.                                         7,186           264,014
Coca-Cola Enterprises, Inc.                           10,730           236,167
Natures Sunshine Products, Inc.                       10,597           184,812
Whole Foods Market, Inc.+                              1,430           169,169

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Seaboard Corp.                                           100   $       166,400
Brown-Forman Corp. -- Class B                          2,408           145,588
Estee Lauder Cos., Inc. -- Class A                     3,566           139,538
TreeHouse Foods, Inc.*                                 4,746           135,308
Central European Distribution Corp.*+                  3,320           123,936
Mannatech, Inc.+                                       6,311           120,035
Hansen Natural Corp.*                                  1,410           119,455
Tyson Foods, Inc. -- Class A                           6,640           118,192
Elizabeth Arden, Inc.*                                 4,870           113,909
Central Garden and Pet Co.*                            2,250           110,520
Fomento Economico Mexicano SA de CV                    1,828           108,894
Bunge, Ltd.+                                           1,678           106,385
Diageo PLC -- Sponsored ADR                            1,780           105,554
Chattem, Inc.*                                         2,540           105,156
Gold Kist, Inc.*                                       4,863           104,944
Nu Skin Enterprises, Inc.                              4,497           104,780
Longs Drug Stores Corp.                                2,385           102,674
USANA Health Sciences, Inc.*                           2,420           102,366
Playtex Products, Inc.*                                9,350           100,606
Cadbury Schweppes PLC -- SP ADR                        2,610           100,041
Chiquita Brands International, Inc.+                   3,450            94,737
Sanderson Farms, Inc.                                  1,040            47,258
Corn Products International, Inc.                      1,917            45,548
7-Eleven, Inc.*                                        1,391            42,064
United Natural Foods, Inc.*+                           1,310            39,785
McCormick & Co., Inc.                                  1,215            39,706
Delta & Pine Land Co.                                  1,575            39,470
Universal Corp./VA                                       885            38,745
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $37,032,067)                                                40,638,337
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85% due
07/01/05                                             158,496           158,496
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $158,496)                                                      158,496
                                                               ---------------




CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 16.8%
Investment in Securities Lending Short Term
     Investment Portfolio Held by
     U.S. Bank                                     6,859,622         6,859,622
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $6,859,622)                                                  6,859,622
                                                               ---------------
TOTAL INVESTMENTS 116.7%
  (Cost $44,050,185)                                           $    47,656,455
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (16.7)%                                             $    (6,815,629)
                                                               ---------------

NET ASSETS - 100.0%                                            $    40,840,826

*    Non-Income Producing Security.

+    All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.




ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.6%
Intel Corp.                                          270,496   $     7,049,126
Texas Instruments, Inc.+                             134,774         3,783,106
Applied Materials, Inc.+                             186,354         3,015,208
KLA-Tencor Corp.+                                     46,679         2,039,872
Lam Research Corp.*+                                  64,797         1,875,225
Broadcom Corp. -- Class A*+                           48,645         1,727,384
Analog Devices, Inc.+                                 45,175         1,685,479
Maxim Integrated Products, Inc.                       39,465         1,507,958
National Semiconductor Corp.+                         67,757         1,492,687
Linear Technology Corp.+                              40,433         1,483,487
Novellus Systems, Inc.*+                              55,368         1,368,143
Micron Technology, Inc.*                             129,947         1,326,759
Advanced Micro Devices, Inc.*+                        74,962         1,299,841
Microchip Technology, Inc.                            41,373         1,225,468
Nvidia Corp.*                                         44,013         1,176,027
MEMC Electronic Materials, Inc.*                      72,742         1,147,141
Altera Corp.*+                                        57,352         1,136,717
LSI Logic Corp.*                                     123,543         1,048,880
Xilinx, Inc.+                                         38,676           986,238
International Rectifier Corp.*+                       18,725           893,557
Cree, Inc.*+                                          28,777           732,950
Intersil Corp. -- Class A                             38,461           721,913
Cymer, Inc.*+                                         25,106           661,543
Freescale Semiconductor, Inc.
  -- Class B*                                         31,147           659,694
Varian Semiconductor
  Equipment Associates, Inc.*+                        17,506           647,722
Cohu, Inc.                                            31,772           637,029
ATMI, Inc.*                                           21,860           634,159
Teradyne, Inc.*+                                      52,083           623,434
Microsemi Corp.*+                                     32,911           618,727
FEI Co.*                                              26,692           608,845
Semtech Corp.*+                                       33,252           553,646
Skyworks Solutions, Inc.*+                            74,773           551,077
Silicon Laboratories, Inc.*+                          20,943           548,916
Integrated Circuit Systems, Inc.*                     26,130           539,323
Photronics, Inc.*+                                    22,012           513,760
Rambus, Inc.*+                                        37,767           505,322
Atmel Corp.*                                         198,690           470,895
PMC - Sierra, Inc.*+                                  49,315           460,109
Brooks Automation, Inc.*+                             30,847           458,078
Power Integrations, Inc.*                             21,230           457,931
RF Micro Devices, Inc.*                               82,675           448,925
Agere Systems, Inc.*                                  36,673           440,076
Micrel, Inc.*+                                        37,794           435,387

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Cypress Semiconductor Corp.*+                         34,414   $       433,272
Conexant Systems, Inc.*                              267,415           430,538
Amkor Technology, Inc.*+                              93,957           422,807
Cabot Microelectronics Corp.*+                        13,100           379,769
Axcelis Technologies, Inc.*                           55,247           378,994
Applied Micro Circuits Corp.*                        144,524           369,981
Credence Systems Corp.*+                              40,875           369,919
Integrated Device Technology, Inc.*                   33,574           360,921
Kopin Corp.*                                          69,468           354,287
DSP Group, Inc.*                                      14,768           352,512
Kulicke & Soffa Industries, Inc.*                     42,499           336,167
Lattice Semiconductor Corp.*+                         75,516           335,291
Triquint Semiconductor, Inc.*                         98,774           328,917
Helix Technology Corp.                                24,742           328,574
Supertex, Inc.*                                       17,417           307,584
Veeco Instruments, Inc.*                              16,937           275,734
LTX Corp.*                                            54,859           272,101
Fairchild Semiconductor
  International, Inc.*                                17,789           262,388
Rudolph Technologies, Inc.*                           18,200           260,806
Advanced Energy Industries, Inc.*                     32,328           254,098
Standard Microsystems Corp.*                          10,757           251,499
ESS Technologies, Inc.*                               46,515           195,828
Pericom Semiconductor Corp.*                          23,653           192,535
Actel Corp.*                                          11,980           166,522
Alliance Semiconductor Corp.*                         55,377           141,211
Ultratech, Inc.*                                       4,827            88,334
PDF Solutions, Inc.*                                   4,760            62,451
Taiwan Semiconductor
  Manufacturing Co. Ltd. -- SP ADR+                    6,709            61,182
Marvell Technology Group Ltd.*+                        1,590            60,484
Tessera Technologies, Inc.*                            1,810            60,472
IXYS Corp.*                                            4,220            59,840
Mykrolis Corp.*                                        4,210            59,824
Entegris, Inc.*+                                       5,870            58,113
ASML Holding /NV*                                      3,690            57,785
MKS Instruments, Inc.*+                                3,390            57,257
Portalplayer, Inc.*                                    2,740            57,047
Silicon Image, Inc.*                                   5,520            56,635
Diodes, Inc.*                                          1,800            56,160
ADE Corp.*                                             1,980            55,539
ATI Technologies, Inc.*                                4,450            52,733
OmniVision Technologies, Inc.*+                        3,790            51,506




ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Sigmatel, Inc.*                                        2,500   $        42,900
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $46,590,129)                                                58,958,281
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.8%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85%
due 07/01/05                                         458,287   $       458,287
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $458,287)                                                      458,287
                                                               ---------------

SECURITIES LENDING COLLATERAL 22.3%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bank                                13,236,436        13,236,436
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $13,236,436)                                                13,236,436
                                                               ---------------

TOTAL INVESTMENTS 122.7%
  (Cost $60,284,852)                                           $    72,653,004
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (22.7)%                                             $   (13,433,994)
                                                               ---------------

NET ASSETS - 100.0%                                            $    59,219,010

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.




ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 98.7%
Exxon Mobil Corp.                                    209,534   $    12,041,919
BP PLC -- SP ADR+                                    151,540         9,453,065
Total SA -- SP ADR+                                   80,250         9,377,212
Royal Dutch Petroleum Co.+                           111,050         7,207,145
ConocoPhillips                                       111,708         6,422,093
Shell Transport & Trading  Co.
  PLC -- SP ADR                                      105,900         6,148,554
Schlumberger Ltd.+                                    78,800         5,984,072
Chevron Corp.+                                       104,208         5,827,311
Occidental Petroleum Corp.                            51,785         3,983,820
Devon Energy Corp.+                                   73,794         3,739,880
Kerr-McGee Corp.                                      45,210         3,449,975
Southwestern Energy Co.*+                             73,344         3,445,701
Valero Energy Corp.+                                  41,610         3,291,767
Burlington Resources, Inc.                            58,493         3,231,153
Unocal Corp.                                          49,290         3,206,314
Halliburton Co.+                                      64,709         3,094,384
Apache Corp.                                          45,508         2,939,817
EOG Resources, Inc.                                   47,490         2,697,432
Transocean, Inc.*+                                    49,745         2,684,738
Williams Cos., Inc.+                                 139,750         2,655,250
Marathon Oil Corp.+                                   49,249         2,628,419
Cooper Cameron Corp.*+                                41,564         2,579,046
XTO Energy, Inc.+                                     69,129         2,349,695
Repsol YPF SA -- SP ADR                               93,328         2,345,333
Pioneer Natural Resources Co.+                        52,675         2,216,564
Sunoco, Inc.+                                         19,317         2,195,957
Premcor, Inc.+                                        28,650         2,125,257
Kinder Morgan, Inc.+                                  23,800         1,980,160
Weatherford International Ltd.*+                      32,946         1,910,209
Anadarko Petroleum Corp.                              23,110         1,898,486
Grant Prideco, Inc.*                                  69,308         1,833,197
Forest Oil Corp.*+                                    40,900         1,717,800
W&T Offshore, Inc.                                    71,099         1,711,353
Nabors Industries Ltd.*+                              28,025         1,698,875
Diamond Offshore Drilling, Inc.+                      31,604         1,688,602
Patterson-UTI Energy, Inc.+                           58,900         1,639,187
BJ Services Co.+                                      31,197         1,637,219
Helmerich & Payne, Inc.+                              34,549         1,621,039
ENI-Ente Nazionale Idrocarburi
  -- SP ADR+                                          12,400         1,589,680
El Paso Corp.                                        137,799         1,587,444
Overseas Shipholding Group, Inc.                      26,561         1,584,364
Noble Corp.+                                          22,600         1,390,126
Pride International, Inc.*                            52,725         1,355,032
Baker Hughes, Inc.+                                   26,315         1,346,275
Cal Dive International, Inc.*+                        25,516         1,336,273

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Veritas DGC, Inc.*+                                   46,040   $     1,277,150
Offshore Logistics, Inc.*                             38,645         1,269,102
St. Mary Land & Exploration Co.                       43,540         1,261,789
Unit Corp.*+                                          27,046         1,190,294
Amerada Hess Corp.                                    11,163         1,188,971
Tidewater, Inc.+                                      30,426         1,159,839
Lone Star Technologies, Inc.*+                        24,500         1,114,750
Murphy Oil Corp.+                                     20,428         1,066,954
ENSCO International, Inc.+                            29,400         1,051,050
Frontier Oil Corp.                                    32,700           959,745
Harvest Natural Resources, Inc.*                      87,059           951,555
Cimarex Energy Co.*+                                  23,471           913,257
National-Oilwell Varco, Inc.*                         18,564           882,533
Vintage Petroleum, Inc.                               28,742           875,769
Hydril*+                                              15,750           856,012
Atwood Oceanics, Inc.*+                               13,645           839,986
Noble Energy, Inc.                                    10,350           782,977
SEACOR Holdings, Inc.*+                               12,050           774,815
Plains Exploration & Production Co.*                  21,220           753,947
PetroChina Co. Ltd. -- SP ADR+                        10,050           738,172
Cabot Oil & Gas Corp.                                 19,285           669,190
Grey Wolf, Inc.*+                                     88,050           652,451
Remington Oil & Gas Corp.*                            16,250           580,125
PetroKazakhstan, Inc. -- Class A                      15,385           562,783
Tetra Technologies, Inc.*                             17,235           548,935
Chesapeake Energy Corp.+                              23,385           533,178
W-H Energy Services, Inc.*                            20,170           502,838
NS Group, Inc.*                                       14,950           486,025
Sasol Ltd. -- SP ADR                                  16,020           432,220
Petroleum Development Corp.*                          13,544           431,376
Newfield Exploration Co.*                             10,650           424,829
Hanover Compressor Co.*                               34,900           401,699
Todco -- Class A*                                     14,950           383,767
Precision Drilling Corp.*                              9,401           371,151
Tenaris SA -- SP ADR+                                  4,500           352,215
Swift Energy Co.*                                      8,620           308,768
Global Industries, Ltd.*                              34,405           292,443
Tsakos Energy Navigation Ltd.+                         5,300           205,481
Rowan Cos., Inc.+                                      6,750           200,543
General Maritime Corp.                                 4,700           199,280
Lufkin Industries, Inc.                                5,200           187,096
CNOOC Ltd. -- SP ADR                                   3,000           177,960
USEC INCORPORATED                                     11,300           165,432
Teekay Shipping Corp.+                                 3,600           158,040
Cameco Corp.                                           3,400           152,150




ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Nordic American Tanker Shipping+                       2,700   $       114,615
Ashland, Inc.+                                         1,100            79,057
Berry Petroleum Co. -- Class A                         1,000            52,880
Cheniere Energy, Inc.*                                   600            18,660
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $138,611,515)                                              176,401,048
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.3%
Collateralized by U.S. Treasury
Obligations

  Lehman Brothers, Inc. at
2.85% due 07/01/05                                 2,236,517   $     2,236,517
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,236,517)                                                  2,236,517
                                                               ---------------

SECURITIES LENDING COLLATERAL 24.1%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bank                                43,075,413        43,075,413
                                                               ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $43,075,413)                                                  43,075,413
                                                               ---------------

TOTAL INVESTMENTS 124.1%
  (Cost $183,923,445)                                          $   221,712,978
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (24.1)%                                             $   (43,035,198)
                                                               ---------------

NET ASSETS - 100.0%                                            $   178,677,780

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.




ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.8%
Schlumberger Ltd.+                                   202,199   $    15,354,992
Halliburton Co.+                                     213,338        10,201,823
Transocean, Inc.*+                                   156,177         8,428,873
Baker Hughes, Inc.+                                  157,530         8,059,235
Nabors Industries Ltd.*+                              99,472         6,029,993
Weatherford International
  Ltd.*+                                             103,906         6,024,470
Noble Corp.+                                          89,985         5,534,977
Cooper Cameron Corp.*+                                87,634         5,437,690
Diamond Offshore Drilling,
  Inc.+                                              101,311         5,413,047
Grant Prideco, Inc.*                                 179,892         4,758,143
Patterson-UTI Energy, Inc.+                          170,520         4,745,572
National-Oilwell Varco, Inc.*                         93,871         4,462,627
ENSCO International, Inc.+                           117,977         4,217,678
Helmerich & Payne, Inc.+                              89,760         4,211,539
BJ Services Co.+                                      78,611         4,125,505
Pride International, Inc.*                           156,212         4,014,648
Smith International, Inc.+                            56,424         3,594,209
Tidewater, Inc.+                                      92,409         3,522,631
Cal Dive International, Inc.*+                        65,289         3,419,185
Unit Corp.*+                                          65,349         2,876,010
Lone Star Technologies, Inc.*+                        58,787         2,674,809
Hanover Compressor Co.*+                             222,327         2,558,984
Rowan Cos., Inc.+                                     84,500         2,510,495
Veritas DGC, Inc.*+                                   86,102         2,388,470
SEACOR Holdings, Inc.*+                               37,133         2,387,652
Hydril*+                                              39,598         2,152,151
Offshore Logistics, Inc.*                             64,216         2,108,853
Atwood Oceanics, Inc.*                                32,358         1,991,958
Tetra Technologies, Inc.*+                            58,045         1,848,733
W-H Energy Services, Inc.*+                           70,253         1,751,407
Maverick Tube Corp.*+                                 54,947         1,637,421
FMC Technologies, Inc.*                               48,909         1,563,621
CARBO Ceramics, Inc.                                  17,163         1,355,190
Tenaris SA -- SP ADR+                                  9,865           772,134
Precision Drilling Corp.*                             15,830           624,968
RPC, Inc.                                             30,965           523,928
NS Group, Inc.*                                       15,585           506,668
Grey Wolf, Inc.*+                                     67,843           502,717
Oceaneering International, Inc.*                      11,682           451,509
Gulf Island Fabrication, Inc.                         18,588           369,529
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $117,782,163)                                              145,114,044
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85%
due 07/01/05                                         112,165           112,165
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $112,165)                                                      112,165
                                                               ---------------
SECURITIES LENDING COLLATERAL 29.6%
Investment in Securities Lending Short
Term
      Investment Portfolio Held
      by U.S. Bank                                43,130,948        43,130,948
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $43,130,948)                                                  43,130,948
                                                               ---------------
TOTAL INVESTMENTS 129.5%
  (Cost $161,025,276)                                          $   188,357,157
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (29.5)%                                             $   (42,884,277)
                                                               ---------------

NET ASSETS - 100.0%                                            $   145,472,880

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005

ADR--American Depository Receipt.




FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 102.3%
Bank of America Corp.                                 30,396   $     1,386,362
Wachovia Corp.                                        20,520         1,017,792
American Express Co.                                  17,476           930,247
MetLife, Inc.                                         19,610           881,273
Washington Mutual, Inc.+                              21,510           875,242
Countrywide Financial Corp.                           21,020           811,582
SunTrust Banks, Inc.                                  10,820           781,637
Chubb Corp.                                            8,860           758,505
Citigroup, Inc.                                       15,762           728,677
North Fork Bancorporation,
   Inc.                                               25,320           711,239
Mellon Financial Corp.                                24,717           709,131
UnionBanCal Corp.                                     10,590           708,683
Vornado Realty Trust+                                  8,725           701,490
Franklin Resources, Inc.                               9,108           701,134
Public Storage, Inc.+                                 10,550           667,287
U.S. Bancorp                                          22,790           665,468
BB&T Corp.+                                           16,630           664,701
CNA Financial Corp.*                                  23,120           657,070
M&T Bank Corp.                                         6,210           653,044
Fidelity National Financial, Inc.                     17,860           637,423
AmeriCredit Corp.*+                                   24,326           620,313
Comerica, Inc.+                                       10,640           614,992
Developers Diversified Realty
   Corp.                                              13,330           612,647
Radian Group, Inc.                                    12,920           610,082
American Capital Strategies,
   Ltd.+                                              16,784           606,070
Protective Life Corp.                                 13,990           590,658
American International Group,
   Inc.                                               10,134           588,785
American Financial Group,
   Inc./OH                                            17,482           585,997
Ameritrade Holding Corp.*+                            31,320           582,239
Camden Property Trust                                 10,670           573,512
iStar Financial, Inc.                                 13,760           572,278
Downey Financial Corp.+                                7,740           566,568
AmerUs Group Co.+                                     11,775           565,789
CapitalSource, Inc.*+                                 28,640           562,203
A.G. Edwards, Inc.+                                   12,350           557,602
FirstMerit Corp.+                                     21,200           553,532
W.R. Berkley Corp.                                    15,500           553,040
Ohio Casualty Corp.                                   22,570           545,743
Prudential Financial, Inc.+                            8,230           540,382
Markel Corp.*                                          1,590           539,010
SL Green Realty Corp.                                  8,332           537,414
ProLogis                                              12,980           522,315
Annaly Mortgage Management,
   Inc.+                                              28,930           518,715
Popular, Inc.                                         19,605           493,850

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
CBL & Associates Properties,
   Inc.+                                              11,338   $       488,328
Endurance Specialty Holdings
   Ltd.                                               12,550           474,641
Manulife Financial Corp.                               9,870           471,885
Investors Financial Services
   Corp.+                                             12,363           467,569
Pacific Capital Bancorp                               12,581           466,503
ING Groep NV -- SP ADR                                16,582           465,125
Barclays PLC -- SP ADR                                11,450           457,313
American Home Mortgage Investment
   Corp.+                                             12,900           450,984
Independence Community Bank
   Corp.+                                             12,200           450,546
CIT Group, Inc.                                       10,060           432,278
Washington Federal, Inc.                              17,944           422,043
Fieldstone Investment Corp.                           29,020           417,888
Deutsche Bank AG+                                      5,360           417,544
Colonial BancGroup, Inc.                              18,360           405,022
SVB Financial Group*+                                  8,180           391,822
Providian Financial Corp.*+                           21,370           376,753
Merrill Lynch & Co., Inc.                              6,830           375,718
Everest Re Group Ltd.                                  4,000           372,000
LaSalle Hotel Properties                              10,970           359,926
First Marblehead Corp.*+                              10,254           359,505
Loews Corp.                                            4,571           354,252
Northern Trust Corp.                                   7,670           349,675
SLM Corp.+                                             6,833           347,116
KeyCorp+                                              10,160           336,804
First Bancorp Puerto Rico                              7,913           317,707
Hibernia Corp. -- Class A                              9,080           301,274
J.P. Morgan Chase & Co.                                8,302           293,227
UnumProvident Corp.+                                  15,410           282,311
First American Corp.                                   6,970           279,776
Safety Insurance Group, Inc.                           7,800           263,328
People's Bank/CT+                                      8,550           258,552
Lehman Brothers Holdings,
   Inc.+                                               2,580           256,142
Raymond James Financial, Inc.                          9,010           254,532
Wells Fargo & Co.                                      3,819           235,174
Global Signal, Inc.                                    5,860           220,629
Uniao de Bancos Brasileiros SA                         5,640           217,817
Simon Property Group, Inc.+                            2,910           210,946
Nelnet, Inc. -- Class A*                               6,330           210,599
Calamos Asset Management,
   Inc. -- Class A                                     7,720           210,293
Capital One Financial Corp.+                           2,525           202,025
KIMCO Realty Corp.                                     3,420           201,472
Compass Bancshares, Inc.                               4,040           181,800
Legg Mason, Inc.+                                      1,670           173,864




FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                           1,790   $       153,940
CB Richard Ellis Group, Inc. --
   Class A*                                            3,387           148,554
Equity One, Inc.                                       6,530           148,231
Ambac Financial Group, Inc.+                           2,110           147,194
Hartford Financial Services
   Group, Inc.                                         1,910           142,830
Equity Inns, Inc.                                     10,190           135,527
Doral Financial Corp.+                                 8,140           134,636
Bank of New York Co., Inc.+                            4,279           123,150
Banco Itau Holding Financeira
   SA -- SP ADR                                        1,270           117,475
Corus Bankshares, Inc.                                 2,050           113,754
Trizec Properties, Inc.+                               5,100           104,907
Banco Bradesco SA -- SP
   ADR+                                                2,930           103,693
ACE Ltd.                                               2,300           103,155
Chicago Mercantile Exchange
   Holdings, Inc.                                        336            99,288
Mills Corp.+                                           1,510            91,793
Danielson Holdings Corp.*                              7,530            91,640
Sterling Financial Corp./WA*                           2,410            90,134
GATX Corp.+                                            2,540            87,630
Jones Lang LaSalle, Inc.*                              1,820            80,499
Arbor Realty Trust, Inc.                               2,780            79,786
AvalonBay Communities, Inc.+                             960            77,568
Pan Pacific Retail Properties,
   Inc.                                                1,130            75,009
LandAmerica Financial Group,
   Inc.                                                1,250            74,213
St. Joe Co.+                                             820            66,863
Student Loan Corp.                                       300            65,940
Fannie Mae                                               980            57,232
Zenith National Insurance Corp.                          840            57,002
Essex Property Trust, Inc.                               630            52,328
Philadelphia Consolidated
   Holding Co.*                                          610            51,704
East-West Bancorp, Inc.                                1,430            48,034
Morgan Stanley                                           910            47,748
Golden West Financial Corp.                              730            46,997
Stancorp Financial Group, Inc.                           600            45,948
Regency Centers Corp.                                    800            45,760
Eaton Vance Corp.                                      1,801            43,062
Umpqua Holding Corp.                                   1,800            42,372
Kilroy Realty Corp.                                      630            29,919
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $44,734,018)                                               46,969,946
                                                               ---------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 11.7%
Investment in Securities Lending Short
Term
       Investment Portfolio Held by
       U.S. Bank                                   5,377,754   $     5,377,754
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,377,754)                                                 5,377,754
                                                               ---------------
TOTAL INVESTMENTS 114.0%
   (Cost $50,111,772)                                          $    52,347,700
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (14.0)%                                            $    (6,431,735)
                                                               ---------------

NET ASSETS - 100.0%                                            $    45,915,965

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR -- American Depository Receipt.




HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Pfizer, Inc.                                         326,643   $     9,008,814
Johnson & Johnson, Inc.+                             129,619         8,425,235
Abbott Laboratories                                   99,653         4,883,994
Amgen, Inc.*                                          79,666         4,816,606
UnitedHealth Group, Inc.+                             85,576         4,461,933
Medtronic, Inc.                                       76,564         3,965,250
Merck & Co., Inc.                                    112,278         3,458,162
Genentech, Inc.*+                                     39,931         3,205,661
Aetna, Inc.                                           34,103         2,824,410
Bristol-Myers Squibb Co.+                            110,448         2,758,991
Boston Scientific Corp.*                              91,453         2,469,231
Caremark Rx, Inc.*+                                   55,370         2,465,072
CIGNA Corp.                                           20,570         2,201,607
Eli Lilly & Co.                                       38,533         2,146,673
McKesson Corp.                                        46,200         2,069,298
Forest Laboratories, Inc.*+                           52,976         2,058,118
Wyeth                                                 44,837         1,995,246
Becton, Dickinson & Co.                               37,090         1,946,112
Allergan, Inc.+                                       21,690         1,848,856
Biogen Idec, Inc.*+                                   51,970         1,790,367
St. Jude Medical, Inc.*                               39,540         1,724,339
Genzyme Corp.*                                        27,700         1,664,493
WellPoint, Inc.*                                      23,010         1,602,416
Medco Health Solutions, Inc.*+                        28,905         1,542,371
AmerisourceBergen Corp.+                              20,070         1,387,841
Fisher Scientific International,
   Inc.*                                              21,130         1,371,337
Coventry Health Care, Inc.*+                          18,714         1,324,016
Express Scripts, Inc.*+                               26,274         1,313,175
Celgene Corp.*+                                       30,600         1,247,562
Quest Diagnostics, Inc.+                              23,000         1,225,210
C.R. Bard, Inc.                                       18,330         1,219,128
Humana, Inc.*+                                        30,602         1,216,123
Pacificare Health Systems,
   Inc.*+                                             16,708         1,193,787
Hospira, Inc.*                                        30,089         1,173,471
WellChoice, Inc.*                                     16,570         1,151,118
Cardinal Health, Inc.+                                19,806         1,140,429
Patterson Cos., Inc.*+                                24,040         1,083,723
Omnicare, Inc.                                        21,621           917,379
Invitrogen Corp.*+                                    10,551           878,793
Waters Corp.*                                         23,500           873,495
DENTSPLY International,
   Inc.+                                              15,840           855,360
Beckman Coulter, Inc.                                 13,184           838,107
Thermo Electron Corp.*                                31,145           836,866
Gilead Sciences, Inc.*+                               18,928           832,643
DaVita, Inc.*                                         17,985           817,958
Schering-Plough Corp.                                 41,850           797,661

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Applera Corp. - Applied
   Biosystems Group+                                  40,140   $       789,554
Endo Pharmaceuticals
   Holdings, Inc.*                                    28,795           756,733
Kinetic Concepts, Inc.*                               11,663           699,780
Biomet, Inc.+                                         19,840           687,258
Watson Pharmaceuticals, Inc.*+                        23,170           684,905
Charles River Laboratories
   International, Inc.*+                              14,150           682,738
Hillenbrand Industries, Inc.                          13,105           662,458
Dade Behring Holdings, Inc.                           10,020           651,400
Pharmaceutical Product
   Development, Inc.*                                 12,621           591,420
Edwards Lifesciences Corp.*                           13,499           580,727
Cooper Cos., Inc.+                                     9,235           562,042
PerkinElmer, Inc.                                     29,166           551,237
Cephalon, Inc.*+                                      13,120           522,307
OSI Pharmaceuticals, Inc.*+                           12,200           498,614
American Pharmaceutical
   Partners, Inc.*+                                   11,650           480,563
Sierra Health Services, Inc.*+                         6,538           467,205
Guidant Corp.                                          6,100           410,530
HCA, Inc.+                                             7,216           408,931
Sybron Dental Specialties,
   Inc.*+                                             10,500           395,010
Centene Corp.*+                                       11,352           381,200
Baxter International, Inc.                            10,054           373,003
Immucor, Inc.*+                                       11,820           342,189
Advanced Neuromodulation
   Systems, Inc.*+                                     8,600           341,248
Pharmion Corp.*                                       14,135           328,073
Kos Pharmaceuticals, Inc.*                             5,000           327,500
Per-Se Technologies, Inc.*                            15,100           317,402
Palomar Medical Technologies,
   Inc.*+                                             13,100           313,352
Genesis HealthCare Corp.*                              6,600           305,448
Haemonetics Corp./MA*+                                 7,328           297,810
Kindred Healthcare, Inc.*+                             7,400           293,114
United Therapeutics Corp.*+                            5,900           284,380
Intuitive Surgical, Inc.*                              5,900           275,176
Biosite, Inc.*                                         5,000           274,950
Salix Pharmaceuticals Ltd.*+                          15,370           271,434
Hologic, Inc.*                                         6,640           263,940
Ventiv Health, Inc.*                                  12,700           244,856
KV Pharmaceutical Co.*+                               14,535           243,461
Stryker Corp.+                                         4,360           207,362
Connetics Corp.*+                                     10,535           185,837
Zimmer Holdings, Inc.*+                                2,200           167,574
Molecular Devices Corp.*                               6,135           132,700
Advanced Medical Optics,
   Inc.*                                               2,635           104,741




HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Align Technology, Inc.*                               12,700   $        93,599
Keryx Biopharmaceuticals,
   Inc.*                                               2,500            33,000
Schering AG -- SP ADR                                      1                62
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $104,018,349)                                             116,515,260
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85%
due 07/01/05                                 $       631,155           631,155
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $631,155)                                                     631,155
                                                               ---------------
SECURITIES LENDING COLLATERAL 20.5%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bank                                  23,997,314        23,997,314
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $23,997,314)                                                  23,997,314
                                                               ---------------
TOTAL INVESTMENTS 120.5%
   (Cost $128,646,818)                                         $   141,143,729
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.5)%                                            $   (24,047,249)
                                                               ---------------

NET ASSETS - 100.0%                                            $   117,096,480

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR -- American Depository Receipt.




INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Cisco Systems, Inc.*                                  56,355   $     1,076,944
Time Warner, Inc.*                                    53,491           893,835
Yahoo!, Inc.*                                         19,105           661,988
Google, Inc. -- Class A*+                              2,034           598,301
Qualcomm, Inc.                                        17,591           580,679
eBay, Inc.*+                                          16,203           534,861
InterActiveCorp*+                                     18,528           445,598
Sun Microsystems, Inc.*                              113,997           425,209
Intuit, Inc.*+                                         8,534           384,969
Amazon.com, Inc.*                                     11,225           371,323
Broadcom Corp. -- Class A*+                           10,210           362,557
VeriSign, Inc.*+                                      11,410           328,152
Qwest Communications
   International, Inc.*                               82,786           307,136
Check Point Software
   Technologies Ltd.*+                                15,216           301,277
Symantec Corp.*+                                      13,004           282,707
Juniper Networks, Inc.*+                              10,056           253,210
CheckFree Corp.*                                       7,353           250,443
Research In Motion Ltd.*+                              3,308           243,965
McAfee, Inc.*+                                         7,918           207,293
EarthLink, Inc.*                                      23,598           204,359
F5 Networks, Inc.*+                                    4,001           188,987
WebMD Corp.*+                                         17,210           176,747
BEA Systems, Inc.*                                    20,065           176,171
United Online, Inc.                                   16,048           174,281
TIBCO Software, Inc.*                                 23,301           152,389
E*Trade Financial Corp.*                              10,667           149,231
Macromedia, Inc.*                                      3,810           145,618
Websense, Inc.*                                        2,780           133,579
PalmOne, Inc.*                                         3,885           115,656
InfoSpace, Inc.*                                       3,310           108,998
Red Hat, Inc.*                                         7,878           103,202
Stamps.com, Inc.*                                      5,420           101,625
Monster Worldwide, Inc.*                               3,543           101,613
Digital River, Inc.*                                   3,136            99,568
j2 Global Communications,
   Inc.*+                                              2,440            84,034
Siebel Systems, Inc.+                                  8,715            77,564
DoubleClick, Inc.*+                                    8,907            74,730
Internet Security Systems, Inc.*                       3,284            66,632
ValueClick, Inc.*+                                     3,732            46,016
Jupitermedia Corp.*                                    1,819            31,159
CNET Networks, Inc.*                                   2,060            24,184
Netflix, Inc.*+                                        1,428            23,433
Travelzoo, Inc.*                                         660            21,668
Ask Jeeves, Inc.*                                        713            21,525
MIVA, Inc.*                                            4,500            20,880

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
CIENA Corp.*                                           9,597   $        20,058
                                                               ---------------
TOTAL COMMON STOCKS
   (Cost $8,875,959)                                                11,154,354
                                                               ---------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85%
due 07/01/05                                           7,566             7,566
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,566)                                                         7,566
                                                               ---------------
SECURITIES LENDING COLLATERAL 22.2%
Investment in Securities Lending Short
Term
       Investment Portfolio Held by
       U.S. Bank                                   2,483,095         2,483,095
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,483,095)                                                  2,483,095
                                                               ---------------
TOTAL INVESTMENTS 121.8%
   (Cost $11,366,620)                                          $    13,645,015
                                                               ---------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (21.8)%                                            $    (2,439,033)
                                                               ---------------

NET ASSETS - 100.0%                                            $    11,205,982

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.




LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.6%
Time Warner, Inc.*                                    149,994   $    2,506,400
McDonald's Corp.                                       64,030        1,776,832
Carnival Corp.+                                        28,630        1,561,766
Starbucks Corp.*                                       29,194        1,508,162
Walt Disney Co.                                        53,666        1,351,310
Viacom, Inc. -- Class B                                40,233        1,288,261
News Corp. -- Class A+                                 77,670        1,256,701
Yum! Brands, Inc.+                                     21,678        1,128,990
Mattel, Inc.+                                          55,083        1,008,019
Darden Restaurants, Inc.+                              29,892          985,838
Pixar*+                                                19,684          985,184
Station Casinos, Inc.                                  13,630          905,032
Boyd Gaming Corp.+                                     17,090          873,812
Brinker International, Inc.*                           21,680          868,284
Brunswick Corp.                                        19,932          863,454
Starwood Hotels & Resorts
  Worldwide, Inc.+                                     14,628          856,762
Marriott International, Inc. --
  Class A                                              11,086          756,287
Hasbro, Inc.+                                          35,486          737,754
Applebee's International, Inc.                         27,527          729,190
Electronic Arts, Inc.*+                                12,455          705,078
CBRL Group, Inc.+                                      18,070          702,200
MGM Mirage, Inc.*                                      17,610          697,004
Argosy Gaming Co.*                                     14,772          688,523
Harrah's Entertainment, Inc.+                           9,533          687,043
Las Vegas Sands Corp.*+                                18,320          654,940
THQ, Inc.*                                             22,300          652,721
Shuffle Master, Inc.*+                                 22,483          630,198
DreamWorks Animation SKG,
  Inc. -- Class A*                                     23,990          628,538
International Game
  Technology, Inc.+                                    21,784          613,220
Papa John's International, Inc.*                       15,333          612,860
Jakks Pacific, Inc.*                                   27,650          531,157
Activision, Inc.*                                      29,716          490,908
Sonic Corp.*+                                          15,170          463,140
CEC Entertainment, Inc.*+                              10,573          445,018
Hilton Hotels Corp.                                    17,923          427,464
Polaris Industries, Inc.+                               7,538          407,052
Royal Caribbean Cruises Ltd.+                           8,270          399,937
Sunterra Corp.*                                        24,630          399,252
O'Charleys, Inc.*                                      21,975          388,079
Marvel Enterprises, Inc.*+                             19,369          381,957
Jack in the Box, Inc.*                                  8,775          332,748
Lions Gate Entertainment Corp.*+                       31,320          321,343
Nautilus, Inc.                                         11,240          320,340
CKE Restaurants, Inc.                                  22,560          314,035
Panera Bread Co. -- Class A*+                           4,970          308,562

                                                                        MARKET
                                                       SHARES            VALUE
------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.*                        5,170   $      304,927
Shanda Interactive
  Entertainment Ltd.*+                                  7,910          291,009
Eastman Kodak Co.+                                      9,543          256,230
Wendy's International, Inc.                             5,151          245,445
Choice Hotels International,
  Inc.                                                  2,696          177,127
Bluegreen Corp.*                                        8,840          153,904
Bally Total Fitness Holding
  Corp.*+                                              41,310          133,844
Vail Resorts, Inc.*                                     4,740          133,194
GTECH Holdings Corp.                                    4,316          126,200
Take-Two Interactive Software,
  Inc.*                                                 4,430          112,744
Wynn Resorts Ltd.*+                                     2,209          104,419
Domino's Pizza, Inc.                                    4,680          104,177
Multimedia Games, Inc.*+                                8,520           93,805
Landry's Restaurants, Inc.                              3,010           90,571
Krispy Kreme Doughnuts, Inc.*+                         12,870           89,575
Ameristar Casinos, Inc.                                 3,000           78,270
MTR Gaming Group, Inc.*                                 5,680           66,115
Outback Steakhouse, Inc.                                1,295           58,586
Meade Instruments Corp.*                               19,334           53,942
Cheesecake Factory, Inc.*+                              1,200           41,676
International Speedway Corp. --
  Class A                                                 725           40,789
Kerzner International Ltd.*                               680           38,726
Napster, Inc.*+                                         9,120           38,304
                                                                --------------
TOTAL COMMON STOCKS
  (Cost $35,378,834)                                                37,984,934
                                                                --------------

                                                         FACE
                                                       AMOUNT
                                                  -----------
REPURCHASE AGREEMENTS  0.6%
Collateralized by U.S. Treasury
Obligations

  Lehman Brothers, Inc. at
2.85% due 07/01/05                                    232,627          232,627
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $232,627)                                                      232,627
                                                                --------------
SECURITIES LENDING COLLATERAL  20.3%
Investment in Securities Lending Short
Term
    Investment Portfolio Held
    by U.S. Bank                                    7,754,158        7,754,158
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,754,158)                                                    7,754,158
                                                                --------------




LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 120.5%
  (Cost $43,365,619)                                            $   45,971,719
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (20.5)%                                              $   (7,814,196)
                                                                --------------

NET ASSETS - 100.0%                                             $   38,157,523

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.




PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Newmont Mining Corp.+                                711,985    $   27,788,775
Freeport-McMoRan Copper &
  Gold, Inc. -- Class B+                             531,985        19,917,518
Goldcorp, Inc.+                                    1,151,238        18,166,536
Barrick Gold Corp.+                                  561,942        14,065,408
Placer Dome, Inc.                                    819,770        12,608,063
AngloGold Ashanti Ltd. -- SP ADR+                    309,593        11,061,758
Harmony Gold Mining Co. Ltd. -- SP ADR+            1,088,274         9,315,625
Glamis Gold Ltd.+                                    537,234         9,245,797
Meridian Gold, Inc.*                                 432,875         7,791,750
Gold Fields Ltd. -- SP ADR                           683,294         7,755,387
Pan American Silver Corp.*                           473,011         6,995,833
Coeur d'Alene Mines Corp.*+                        1,912,703         6,943,112
Kinross Gold Corp.*                                1,027,248         6,266,213
Agnico-Eagle Mines Ltd.+                             450,909         5,681,453
Silver Standard Resources, Inc.*+                    478,092         5,588,895
Bema Gold Corp.*+                                  2,180,915         5,212,387
Golden Star Resources Ltd.*+                       1,588,585         4,924,614
Randgold Resources Ltd. -- SP ADR*                   337,361         4,743,296
Apex Silver Mines Ltd.*                              342,152         4,701,168
Royal Gold, Inc.+                                    229,609         4,619,733
Hecla Mining Co.*+                                   924,920         4,217,635
Stillwater Mining Co.*                               478,060         3,547,205
Novagold Resources, Inc.*+                           463,832         3,539,038
Crystallex International Corp.*                      824,918         2,969,705
North American Palladium Ltd.*+                      360,427         1,787,718
                                                                --------------
TOTAL COMMON STOCKS
  (Cost $159,054,048)                                              209,454,622
                                                                --------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury
Obligations
Lehman Brothers, Inc. at 2.85% due
  07/01/05                                         1,829,819         1,829,819
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,829,819)                                                  1,829,819
                                                                --------------
SECURITIES LENDING COLLATERAL 33.3%
Investment in Securities Lending Short
Term
     Investment Portfolio Held
     by U.S. Bank                                 70,154,410        70,154,410
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $70,154,410)                                                  70,154,410
                                                                --------------
TOTAL INVESTMENTS 133.7%
  (Cost $231,038,277)                                           $  281,438,851
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (33.7)%                                              $  (70,975,111)
                                                                --------------

NET ASSETS - 100.0%                                             $  210,463,740

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.




REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.2%
Simon Property Group, Inc.+                           22,841    $    1,655,744
Equity Office Properties Trust+                       43,876         1,452,296
Vornado Realty Trust+                                 16,135         1,297,254
General Growth Properties, Inc.+                      31,088         1,277,406
Equity Residential+                                   34,570         1,272,867
Boston Properties, Inc.                               16,100         1,127,000
Archstone-Smith Trust+                                28,854         1,114,341
Public Storage, Inc.+                                 17,574         1,111,555
ProLogis+                                             26,224         1,055,254
St. Joe Co.+                                          12,461         1,016,070
AvalonBay Communities, Inc.+                          12,360           998,688
KIMCO Realty Corp.                                    16,885           994,695
Plum Creek Timber (REIT) Co., Inc.+                   27,100           983,730
Host Marriott Corp.+                                  53,718           940,065
Developers Diversified Realty Corp.                   19,724           906,515
Macerich Co.                                          12,601           844,897
iStar Financial, Inc.                                 19,000           790,210
Regency Centers Corp.+                                13,690           783,068
Apartment Investment & Management Co.
  -- Class A+                                         19,130           782,800
Duke Realty Corp.+                                    24,469           774,689
Catellus Development Corp.                            23,588           773,686
Health Care Property Investors, Inc.+                 28,020           757,661
Weingarten Realty Investors+                          19,281           756,201
Liberty Property Trust                                17,040           755,042
AMB Property Corp.+                                   17,196           746,822
Mills Corp.+                                          11,880           722,185
Federal Realty Investment Trust+                      12,204           720,036
United Dominion Realty Trust, Inc.                    29,059           698,869
Trizec Properties, Inc.+                              33,411           687,264
CBL & Associates Properties, Inc.+                    15,226           655,784
Hospitality Properties Trust                          14,856           654,704
SL Green Realty Corp.                                 10,121           652,805
Pan Pacific Retail Properties, Inc.                    9,783           649,396
Forest City Enterprises, Inc. --
  Class A                                              9,002           639,142
Camden Property Trust                                 11,865           637,744
New Plan Excel Realty Trust                           23,322           633,659
Reckson Associates Realty Corp.                       18,849           632,384
Mack-Cali Realty Corp.                                13,901           629,715
Ventas, Inc.                                          20,764           627,073

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Rayonier, Inc.+                                       11,696    $      620,239
HRPT Properties Trust                                 48,980           608,821
Thornburg Mortgage, Inc.+                             20,442           595,475
BRE Properties -- Class A                             14,180           593,433
Crescent Real Estate EQT Co.                          31,369           588,169
Arden Realty, Inc.                                    16,243           584,423
Health Care REIT, Inc.                                15,010           565,727
Shurgard Storage Centers, Inc.
  -- Class A                                          12,281           564,435
Realty Income Corp.+                                  22,510           563,650
Pennsylvania Real Estate Investment
  Trust+                                              11,436           543,210
Essex Property Trust, Inc.                             6,533           542,631
CenterPoint Properties Trust                          12,740           538,902
Capital Automotive REIT                               14,099           538,159
First Industrial Realty Trust, Inc.                   13,387           534,141
CarrAmerica Realty Corp.+                             14,610           528,590
Taubman Centers, Inc.                                 15,345           523,111
Annaly Mortgage Management, Inc.+                     29,075           521,315
Heritage Property Investment Trust                    14,742           516,265
Prentiss Properties Trust                             14,080           513,075
Friedman Billings Ramsey Group, Inc.
  -- Class A+                                         35,740           511,082
Healthcare Realty Trust, Inc.                         13,230           510,810
Highwoods Properties, Inc.+                           16,890           502,646
Gables Residential Trust                              11,499           497,102
Nationwide Health Properties, Inc.                    20,896           493,355
Home Properties, Inc.+                                11,162           480,189
Cousins Properties, Inc.                              16,204           479,314
Colonial Properties Trust                             10,838           476,872
Brandywine Realty Trust+                              15,470           474,156
Kilroy Realty Corp.                                    9,915           470,863
Post Properties, Inc.                                 12,990           469,069
Alexandria Real Estate Equities, Inc.                  6,262           459,944
Senior Housing Properties Trust                       24,265           458,851
Lexington Corporate Properties Trust                  18,786           456,688
Washington Real Estate Investment Trust               14,310           446,472
Entertainment Properties Trust                         9,464           435,344
Commercial Net Lease Realty                           20,890           427,618
Glimcher Realty Trust                                 15,162           420,746
PS Business Parks, Inc.                                9,335           414,941
Trustreet Properties, Inc.                            24,869           413,074




REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Corporate Office Properties
  Trust SBI/MD                                        13,922    $      410,003
Mid-America Apartment Communities, Inc.                8,713           395,744
FelCor Lodging Trust, Inc.*                           26,920           389,802
LaSalle Hotel Properties                              11,554           379,087
Equity Lifestyle Properties, Inc.+                     9,373           372,670
Sovran Self Storage, Inc.                              8,167           371,272
Eastgroup Properties                                   8,808           370,905
Tanger Factory Outlet Centers, Inc.                   13,714           369,318
Meristar Hospitality Corp.*                           42,906           368,992
Equity Inns, Inc.                                     27,553           366,455
AMLI Residential Properties Trust                     11,310           353,551
CRT Properties, Inc.                                  12,639           345,045
Sun Communities, Inc.                                  8,871           329,912
Saul Centers, Inc.                                     8,885           322,970
National Health Investors, Inc.                       11,406           320,166
Acadia Realty Trust                                   17,140           319,661
Innkeepers USA Trust+                                 20,950           312,993
Parkway Properties, Inc./MD                            6,016           300,860
Glenborough Realty Trust, Inc.                        14,245           293,305
Ramco-Gershenson Properties                            9,119           267,004
Town & Country Trust+                                  9,340           266,283
Universal Health Realty Income Trust                   6,723           256,214
Bedford Property Investors, Inc.                      10,220           235,264
Correctional Properties Trust                          7,927           224,334
Urstadt Biddle Properties, Inc.                       11,560           200,219
Winston Hotels, Inc.                                  17,119           192,760
Associated Estates Realty Corp.                       16,923           156,199
                                                                --------------
TOTAL COMMON STOCKS
   (Cost $57,961,241)                                               62,583,211
                                                                --------------

                                                        FACE
                                                      AMOUNT
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
  Obligations

Lehman Brothers, Inc. at 2.85% due
07/01/05                                             422,230           422,230
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $422,230)                                                      422,230
                                                                --------------
SECURITIES LENDING COLLATERAL 15.7%
Investment in Securities Lending Short Term
Investment Portfolio Held by U.S. Bank             9,943,858         9,943,858
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,943,858)                                                    9,943,858
                                                                --------------
TOTAL INVESTMENTS 115.6%
  (Cost $68,327,329)                                            $   72,949,299
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (15.6)%                                              $   (9,862,068)
                                                                --------------

NET ASSETS - 100.0%                                             $   63,087,231

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

REIT - Real Estate Investment Trust.




RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 101.0%
Wal-Mart Stores, Inc.                                 43,314    $    2,087,735
Home Depot, Inc.                                      37,097         1,443,073
Federated Department Stores, Inc.+                    10,994           805,640
eBay, Inc.*+                                          22,132           730,577
May Department Stores Co.                             17,618           707,539
The Gap, Inc.                                         35,478           700,690
JC Penney Holding Co., Inc.+                          12,750           670,395
Walgreen Co.+                                         14,550           669,154
AutoZone, Inc.*                                        7,090           655,541
Limited Brands, Inc.+                                 30,583           655,088
Staples, Inc.                                         30,719           654,929
Sherwin-Williams Co.                                  13,819           650,737
Target Corp.                                          11,513           626,422
Genuine Parts Co.                                     15,044           618,158
AutoNation, Inc.*+                                    30,075           617,139
Best Buy Co., Inc.+                                    8,931           612,220
Toys 'R' Us, Inc.*+                                   23,040           610,099
Lowe's Cos., Inc.+                                    10,396           605,255
American Eagle Outfitters, Inc.+                      19,056           584,066
Foot Locker, Inc.                                     20,480           557,466
Sears Holdings Corp.*+                                 3,694           553,620
Costco Wholesale Corp.+                               11,505           515,654
Aeropostale, Inc.*+                                   14,550           488,880
Nordstrom, Inc.                                        6,830           464,235
Abercrombie & Fitch Co. -- Class A                     6,680           458,916
Dollar Tree Stores, Inc.*                             18,950           454,800
Barnes & Noble, Inc.*                                 11,610           450,468
Payless Shoesource, Inc.*+                            23,247           446,342
InterActiveCorp*+                                     17,731           426,431
Dillard's, Inc. -- Class A                            18,000           421,560
Pacific Sunwear of California, Inc.*+                 17,640           405,544
Jo-Ann Stores, Inc.*                                  14,647           386,534
Advance Auto Parts, Inc.*                              5,950           384,073
CVS Corp.+                                            12,808           372,329
Amazon.com, Inc.*+                                    11,113           367,618
Rent-A-Center, Inc.*                                  15,591           363,114
Too, Inc.*+                                           15,080           352,420
Neiman-Marcus Group, Inc. -- Class A                   3,600           348,912
Aaron Rents, Inc.                                     13,801           343,507
TJX Cos., Inc.+                                       13,577           330,600
Urban Outfitters, Inc.*+                               5,446           308,734
Michaels Stores, Inc.                                  7,330           303,242
TBC Corp.*                                            10,525           285,543
Regis Corp.                                            6,768           264,493
Kohl's Corp.*                                          4,621           258,360

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
CSK Auto Corp.*                                       15,356    $      256,138
Building Material Holding Corp.                        3,682           255,126
Chico's FAS, Inc.*+                                    7,082           242,771
Genesco, Inc.*                                         6,530           242,198
Weight Watchers International, Inc.*                   4,439           229,097
Stein Mart, Inc.                                       9,460           208,120
ShopKo Stores, Inc.*                                   8,510           206,878
Children's Place Retail Stores, Inc.*+                 4,250           198,348
Pantry, Inc.*                                          4,910           190,164
Trans World Entertainment Corp.*                      15,448           182,750
Bed Bath & Beyond, Inc.*                               4,275           178,610
Rite Aid Corp.*                                       39,660           165,779
Electronics Boutique Holdings Corp.*                   2,510           159,360
Finish Line, Inc. -- Class A                           8,420           159,306
Cato Corp. -- Class A                                  7,315           151,055
O'Reilly Automotive, Inc.*                             5,040           150,242
Build-A-Bear Workshop, Inc.*+                          6,110           143,280
Dress Barn, Inc.*+                                     6,110           138,269
Select Comfort Corp.*                                  5,962           127,766
Guess ?, Inc.*                                         7,460           123,687
CarMax, Inc.*+                                         4,620           123,123
Hibbett Sporting Goods, Inc.*                          3,180           120,331
BJ's Wholesale Club, Inc.*+                            3,326           108,062
Burlington Coat Factory Warehouse Corp.                2,252            96,025
Men's Wearhouse, Inc.*+                                2,765            95,199
Dollar General Corp.+                                  4,461            90,826
Blair Corp.                                            2,290            90,455
Shoe Carnival, Inc.*                                   3,770            82,035
PETCO Animal Supplies, Inc.*+                          2,790            81,803
Netflix, Inc.*+                                        4,620            75,814
PEP Boys-Manny Moe & Jack                              5,490            74,335
Charming Shoppes, Inc.*                                7,810            72,867
Petsmart, Inc.                                         2,191            66,497
Family Dollar Stores, Inc.                             2,290            59,769
Claire's Stores, Inc.                                  2,470            59,404
Circuit City Stores, Inc.                              3,360            58,094
Longs Drug Stores Corp.                                1,130            48,647
Office Depot, Inc.*                                    2,073            47,347
Stamps.com, Inc.*                                      2,440            45,750
99 Cents Only Stores*                                  3,360            42,706
Hancock Fabrics, Inc./DE                               5,610            37,250
Insight Enterprises, Inc.*                             1,558            31,440
Zale Corp.*+                                             980            31,056




RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Blockbuster, Inc. -- Class A+                          3,150    $       28,728
Movie Gallery, Inc.                                      900            23,787
                                                                --------------
TOTAL COMMON STOCKS
  (Cost $25,996,547)                                                30,418,146
                                                                --------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 17.3%
Investment in Securities Lending Short
Term
       Investment Portfolio Held by
       U.S. Bank                                   5,194,423         5,194,423
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $5,194,423)                                                  5,194,423
                                                                --------------
TOTAL INVESTMENTS 118.3%
  (Cost $31,190,970)                                            $   35,612,569
                                                                --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.3)%                 $   (5,511,578)
                                                                --------------

NET ASSETS - 100.0%                                             $   30,100,991

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.




TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                             June 30, 2005
--------------------------------------------------------------------------------

                                                                       MARKET
                                                      SHARES            VALUE
-----------------------------------------------------------------------------
COMMON STOCKS 99.6%
Microsoft Corp.                                       97,164    $   2,413,554
Intel Corp.                                           91,692        2,389,494
International Business
   Machines Corp.                                     23,660        1,755,572
Hewlett-Packard Co.                                   74,269        1,746,064
Cisco Systems, Inc.*                                  88,690        1,694,866
Oracle Corp.*                                         86,210        1,137,972
Texas Instruments, Inc.                               37,920        1,064,414
Dell, Inc.*                                           26,342        1,040,772
Yahoo!, Inc.*+                                        29,029        1,005,855
Applied Materials, Inc.+                              59,424          961,480
Xerox Corp.*+                                         66,919          922,813
Motorola, Inc.                                        42,836          782,185
Qualcomm, Inc.+                                       23,271          768,176
KLA-Tencor Corp.+                                     16,551          723,279
Corning, Inc.*+                                       39,670          659,315
EMC Corp./MA*                                         46,369          635,719
Google, Inc. -- Class A*+                              2,140          629,481
Apple Computer, Inc.*+                                16,600          611,046
Computer Sciences Corp.*                              11,993          524,094
Fiserv, Inc.*+                                        10,146          435,771
Juniper Networks, Inc.*+                              15,689          395,049
Affiliated Computer Services,
   Inc. -- Class A*+                                   7,690          392,959
Anteon International Corp.*+                           8,050          367,241
Network Appliance, Inc.*+                             12,734          359,990
BMC Software, Inc.*                                   19,817          355,715
Alliance Data Systems Corp.*+                          8,661          351,290
Symantec Corp.*+                                      15,947          346,688
Broadcom Corp. -- Class A*+                            9,591          340,576
Sandisk Corp.*+                                       14,070          333,881
DST Systems, Inc.*+                                    6,955          325,494
Lam Research Corp.*+                                  11,230          324,996
Citrix Systems, Inc.*                                 14,709          318,597
Arrow Electronics, Inc.*                              11,576          314,404
Cadence Design Systems,
   Inc.*+                                             22,704          310,137
Novellus Systems, Inc.*                               12,409          306,626
Computer Associates
   International, Inc.+                               10,980          301,730
Sabre Holdings Corp.+                                 14,379          286,861
Harris Corp.                                           9,151          285,603
National Semiconductor Corp.+                         12,774          281,411
MEMC Electronic Materials,
   Inc.*                                              17,831          281,195
Compuware Corp.*                                      38,913          279,784
Parametric Technology Corp.*                          43,582          278,053
Intuit, Inc.*+                                         6,110          275,622
SunGard Data Systems, Inc.*                            7,755          272,743
VeriSign, Inc.*+                                       9,253          266,116

                                                                       MARKET
                                                      SHARES            VALUE
-----------------------------------------------------------------------------
Take-Two Interactive Software,
   Inc.*+                                             10,299    $     262,110
CACI International, Inc. --
   Class A*+                                           4,149          262,051
Symbol Technologies, Inc.                             25,435          251,043
Avnet, Inc.*+                                         11,126          250,669
Varian Semiconductor
   Equipment Associates, Inc.*+                        6,735          249,195
Micron Technology, Inc.*                              24,250          247,593
Novell, Inc.*+                                        38,394          238,043
Diebold, Inc.+                                         5,240          236,376
NCR Corp.*                                             6,486          227,788
Autodesk, Inc.                                         6,562          225,536
Microchip Technology, Inc.                             7,438          220,314
Electronic Arts, Inc.*+                                3,866          218,854
Solectron Corp.*                                      57,527          218,027
Veritas Software Corp.*                                8,769          213,964
Agilent Technologies, Inc.*                            9,202          211,830
Lexmark International, Inc.*                           3,250          210,698
Global Payments, Inc.+                                 3,066          207,875
Mercury Interactive Corp.*+                            4,990          191,416
Sun Microsystems, Inc.*+                              49,675          185,288
Adobe Systems, Inc.+                                   6,414          183,569
Sybase, Inc.*                                          9,724          178,435
QLogic Corp.*                                          5,753          177,595
Microsemi Corp.*+                                      9,300          174,840
Nvidia Corp.*                                          6,522          174,268
Coherent, Inc.*                                        4,800          172,848
CheckFree Corp.*+                                      5,037          171,560
Avaya, Inc.*+                                         19,970          166,150
Scientific-Atlanta, Inc.+                              4,740          157,700
International Rectifier Corp.*+                        3,138          149,745
BISYS Group, Inc.*                                     9,985          149,176
McAfee, Inc.*+                                         5,578          146,032
Imation Corp.                                          3,725          144,493
BEA Systems, Inc.*                                    15,817          138,873
Hewitt Associates, Inc. -- Class A*                    5,180          137,322
Fair Isaac Corp.+                                      3,722          135,853
Cognizant Technology
   Solutions Corp.*                                    2,822          133,001
MPS Group, Inc.*                                      13,919          131,117
Western Digital Corp.*                                 9,424          126,470
CommScope, Inc.*+                                      6,766          117,796
Hyperion Solutions Corp.*+                             2,857          114,966
Advanced Micro Devices,
   Inc.*+                                              6,275          108,809
Silicon Laboratories, Inc.*+                           4,110          107,723
Activision, Inc.*                                      6,318          104,373
Semtech Corp.*+                                        6,246          103,996
Anixter International, Inc.*                           2,770          102,961




TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                             June 30, 2005
--------------------------------------------------------------------------------

                                                                       MARKET
                                                      SHARES            VALUE
-----------------------------------------------------------------------------
NAVTEQ Corp.*+                                         2,681    $      99,680
TIBCO Software, Inc.*                                 14,599           95,477
Sanmina-SCI Corp.*                                    17,432           95,353
Wind River Systems, Inc.*+                             5,935           93,061
Acxiom Corp.                                           4,444           92,791
Red Hat, Inc.*                                         7,022           91,988
3Com Corp.*                                           24,982           90,934
F5 Networks, Inc.*+                                    1,923           90,833
Cymer, Inc.*                                           3,447           90,828
Cree, Inc.*+                                           3,554           90,520
Synopsys, Inc.*+                                       5,390           89,851
Transaction Systems Architects,
   Inc. -- Class A*+                                   3,606           88,816
JDS Uniphase Corp.*+                                  57,855           87,940
Filenet Corp.*                                         3,430           86,230
Keane, Inc.*+                                          6,170           84,529
j2 Global Communications, Inc.*+                       2,354           81,072
Comverse Technology, Inc.*+                            3,410           80,647
Dionex Corp.*                                          1,841           80,286
FEI Co.*                                               3,437           78,398
Andrew Corp.*+                                         6,110           77,964
Serena Software, Inc.*                                 4,038           77,933
Mantech International Corp. -- Class A*                2,450           76,048
Amphenol Corp. -- Class A                              1,884           75,680
Paxar Corp.*                                           4,101           72,793
MTS Systems Corp.                                      2,140           71,861
Synaptics, Inc.*                                       3,357           71,706
Cohu, Inc.                                             3,515           70,476
CIENA Corp.*                                          33,620           70,266
Symmetricom, Inc.*                                     6,712           69,603
Electro Scientific Industries, Inc.*                   3,785           67,676
Brooks Automation, Inc.*+                              4,512           67,003
Ditech Communications Corp.*                          10,040           65,160
Paychex, Inc.                                          1,990           64,755
Catapult Communications Corp.*                         3,761           64,163
Photon Dynamics, Inc.*                                 3,089           63,664
National Instruments Corp.+                            2,988           63,346
Trimble Navigation Ltd.*+                              1,611           62,781
Bel Fuse, Inc. -- Class B                              2,009           61,395
EPIQ Systems, Inc.*                                    3,680           60,205
Lucent Technologies, Inc.*+                           20,485           59,611
Hutchinson Technology, Inc.*                           1,530           58,920
Amkor Technology, Inc.*+                              12,660           56,970
Digi International, Inc.*                              4,800           56,928
Websense, Inc.*                                        1,138           54,681
Ingram Micro, Inc. -- Class A*                         3,466           54,278
Atmel Corp.*                                          22,270           52,780

                                                                       MARKET
                                                      SHARES            VALUE
-----------------------------------------------------------------------------
Harmonic, Inc.*                                       10,765    $      51,995
Phoenix Technologies, Ltd.*                            6,586           51,239
Axcelis Technologies, Inc.*                            6,140           42,120
Photronics, Inc.*+                                     1,800           42,012
Mettler Toledo International, Inc.*                      876           40,804
Kronos, Inc./MA*                                         992           40,067
Napster, Inc.*+                                        8,726           36,649
Ansys, Inc.*+                                          1,029           36,540
Zix Corp.*+                                            3,897           12,198
Altiris, Inc.*                                           611            8,969
Macromedia, Inc.*                                        225            8,600
Progress Software Corp.*                                 200            6,030
Radiant Systems, Inc.*                                   362            4,127
                                                                -------------
TOTAL COMMON STOCKS
   (Cost $36,330,643)                                              41,732,254
                                                                -------------

                                                        FACE
                                                      AMOUNT
                                                ------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 2.85% due 07/01/05     $    208,309          208,309
                                                                -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $208,309)                                                    208,309
                                                                -------------
SECURITIES LENDING COLLATERAL 17.9%
Investment in Securities Lending Short Term
        Investment Portfolio Held by U.S.
        Bank                                       7,512,069        7,512,069
                                                                -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,512,069)                                                7,512,069
                                                                -------------

TOTAL INVESTMENTS 118.0%
   (Cost $44,051,021)                                           $  49,452,632
                                                                -------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (18.0)%                 $  (7,535,106)
                                                                -------------

NET ASSETS - 100.0%                                             $  41,917,526

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.




TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
Vodafone Group PLC -- SP
   ADR                                                56,379    $    1,371,140
Cisco Systems, Inc.*                                  69,017         1,318,915
Verizon Communications, Inc.+                         38,168         1,318,704
Telefonaktiebolaget LM
   Ericsson -- SP ADR*+                               32,511         1,038,726
Nokia OYJ -- SP ADR+                                  62,114         1,033,577
Alltel Corp.+                                         13,091           815,308
Motorola, Inc.                                        43,289           790,457
Corning, Inc.*+                                       47,101           782,819
Qualcomm, Inc.                                        22,944           757,381
Sprint Corp.+                                         28,691           719,857
SBC Communications, Inc.+                             28,028           665,665
Juniper Networks, Inc.*+                              22,230           559,751
Scientific-Atlanta, Inc.+                             14,845           493,893
AT&T Corp.+                                           25,684           489,023
BellSouth Corp.+                                      17,800           472,946
Harris Corp.                                          13,856           432,446
Nextel Communications, Inc.
   -- Class A*                                        12,541           405,200
Crown Castle International
   Corp.*                                             19,924           404,856
NII Holdings, Inc. -- Class B*+                        6,106           390,418
Alcatel SA -- SP ADR*+                                29,186           318,419
CenturyTel, Inc.+                                      9,018           312,293
Lucent Technologies, Inc.*+                          104,273           303,434
Qwest Communications
   International, Inc.*+                              76,769           284,813
Comverse Technology, Inc.*+                           11,558           273,347
American Tower Corp. --
   Class A*+                                          12,313           258,819
Nextel Partners, Inc. -- Class A*+                     9,438           237,554
CommScope, Inc.*+                                     13,103           228,123
Spectrasite, Inc.*                                     2,909           216,517
Avaya, Inc.*+                                         24,488           203,740
Commonwealth Telephone
   Enterprises, Inc.                                   4,576           191,780
F5 Networks, Inc.*+                                    3,520           166,267
U.S. Cellular Corp.*                                   3,129           156,262
Symmetricom, Inc.*                                    14,010           145,284
Plantronics, Inc.+                                     3,820           138,895
Andrew Corp.*+                                        10,848           138,421
Level 3 Communications,
   Inc.*+                                             65,178           132,311
ADTRAN, Inc.                                           5,090           126,181
CIENA Corp.*                                          59,249           123,830
JDS Uniphase Corp.*+                                  80,999           123,119
3Com Corp.*+                                          33,069           120,371

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
Digi International, Inc.*                              8,769    $      104,000
General Communication --
   Class A*+                                           9,986            98,562
Telephone & Data Systems,
   Inc.+                                               2,376            96,965
Powerwave Technologies,
   Inc.*+                                              8,060            82,373
Avocent Corp.*+                                        3,059            79,962
Black Box Corp.                                        2,239            79,261
Western Wireless Corp.*                                1,710            72,333
Harmonic, Inc.*                                       14,812            71,542
Utstarcom, Inc.*+                                      9,050            67,785
Belden CDT, Inc.+                                      2,823            59,848
Polycom, Inc.*+                                        2,810            41,897
Tollgrade Communications,
   Inc.*                                               5,440            40,800
Brooktrout, Inc.*                                      3,599            40,165
Audiovox Corp. -- Class A*                             2,550            39,525
PC-Tel, Inc.*                                          4,853            37,999
Network Equipment
   Technologies, Inc.*                                 5,558            28,679
Talk America Holdings, Inc.*                           2,210            22,122
Boston Communications
   Group, Inc.*                                       10,730            22,104
Tele Norte Leste Participacoes
   SA -- ADR                                           1,320            21,978
USA Mobility, Inc.*                                      740            21,726
Deutsche Telekom AG -- SP
   ADR                                                 1,140            20,999
Telefonica SA                                            418            20,421
Centennial Communications
   Corp.*                                              1,470            20,404
Telesystem International
   Wireless, Inc.*                                     1,290            20,150
Premiere Global Services, Inc.*                        1,750            19,758
Telefonos de Mexico SA de CV
   -- SP ADR                                           1,040            19,646
Vimpel--Communications --
   SP ADR*                                               550            18,717
KT Corp. -- SP ADR                                       870            18,705
Broadwing Corp.*                                       3,990            18,434
SBA Communications Corp.*                                830            11,205

                                                                --------------
TOTAL COMMON STOCKS
   (Cost $16,735,759)                                               19,778,927
                                                                --------------



TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85%
due 07/01/05                                          96,851            96,851
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $96,851)                                                       96,851
                                                                --------------
SECURITIES LENDING COLLATERAL 31.7%
Investment in Securities Lending Short
Term
    Investment Portfolio Held
    by U.S. Bank                                   6,294,521         6,294,521
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,294,521)                                                    6,294,521
                                                                --------------

TOTAL INVESTMENTS 131.7%
   (Cost $23,127,131)                                           $   26,170,299
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (31.7)%                                             $   (6,292,430)
                                                                --------------

NET ASSETS - 100.0%                                             $   19,877,869

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.




TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              June 30, 2005
--------------------------------------------------------------------------------

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.5%
United Parcel Service, Inc. --
   Class B+                                           16,621    $    1,149,508
FedEx Corp.                                           12,510         1,013,435
Burlington Northern Santa Fe
   Corp.                                              17,720           834,258
Norfolk Southern Corp.                                21,999           681,089
Southwest Airlines Co.+                               48,563           676,483
CSX Corp.                                             15,051           642,076
Union Pacific Corp.                                    8,453           547,754
Yellow Roadway Corp.*+                                 8,242           418,694
C.H. Robinson Worldwide,
   Inc.+                                               7,147           415,955
CNF, Inc.                                              7,935           356,282
Kirby Corp.*                                           7,276           328,148
Arkansas Best Corp.                                   10,060           320,009
Landstar System, Inc.*                                 8,866           267,044
Alaska Air Group, Inc.*+                               8,967           266,768
J.B. Hunt Transport Services,
   Inc.+                                              13,592           262,326
Expeditors International
   Washington, Inc.                                    4,958           246,958
JetBlue Airways Corp.*+                               11,519           235,448
Ryder System, Inc.                                     6,129           224,321
AMR Corp.*+                                           16,125           195,274
EGL, Inc.*+                                            9,567           194,401
Alexander & Baldwin, Inc.                              4,091           189,618
Swift Transportation Co., Inc.*+                       8,115           188,998
Canadian National Railway Co.                          2,830           163,150
Forward Air Corp.                                      5,675           160,432
Pinnacle Airlines Corp.*+                             17,715           152,172
SkyWest, Inc.+                                         8,035           146,076
Delta Air Lines, Inc.*+                               38,824           145,978
Heartland Express, Inc.                                7,406           143,899
Kansas City Southern*                                  5,613           113,270
Knight Transportation, Inc.                            3,749            91,213
HUB Group, Inc. -- Class A*                            2,530            63,377
British Airways PLC -- SP
   ADR*                                                1,248            58,406
Werner Enterprises, Inc.                               2,811            55,208
ExpressJet Holdings, Inc.*                             4,530            38,550
AirTran Holdings, Inc.*+                               3,580            33,043
Canadian Pacific Railway Ltd.                            846            29,196
CP Ships Ltd.                                          1,185            18,545
Gol Linhas Aereas Inteligentes
   SA -- SP ADR                                          600            18,036
Florida East Coast Industries,
   Inc.                                                  361            15,631
Laidlaw International, Inc.*                             600            14,460
Sirva, Inc.*                                           1,169             9,948

                                                                        MARKET
                                                      SHARES             VALUE
------------------------------------------------------------------------------
America West Holdings Corp.
   -- Class B*                                         1,446    $        8,676
                                                                --------------
TOTAL COMMON STOCKS
   (Cost $9,094,716)                                                11,134,113
                                                                --------------

                                                        FACE            MARKET
                                                      AMOUNT             VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.2%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at 2.85%
due 07/01/05                                          24,424            24,424
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $24,424)                                                       24,424
                                                                --------------
SECURITIES LENDING COLLATERAL 13.1%
Investment in Securities Lending Short
Term
    Investment Portfolio Held
    by U.S. Bank                                   1,465,859         1,465,859
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,465,859)                                                 1,465,859
                                                                --------------
TOTAL INVESTMENTS 112.8%
   (Cost $10,584,999)                                           $   12,624,396
                                                                --------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (12.8)%                                             $   (1,429,710)
                                                                --------------

NET ASSETS - 100.0%                                             $   11,194,686

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.

ADR--American Depository Receipt.




UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                             June 30, 2005
--------------------------------------------------------------------------------

                                                                       MARKET
                                                      SHARES            VALUE
-----------------------------------------------------------------------------
COMMON STOCKS 99.1%
American Electric Power Co., Inc.+                    80,114    $   2,953,817
Exelon Corp.+                                         55,415        2,844,452
Duke Energy Corp.+                                    87,824        2,611,008
Dominion Resources, Inc./VA+                          31,062        2,279,640
Southern Co.+                                         61,774        2,141,705
TXU Corp.                                             24,560        2,040,690
Progress Energy, Inc.+                                45,099        2,040,279
FirstEnergy Corp.                                     41,107        1,977,658
Entergy Corp.                                         25,603        1,934,307
FPL Group, Inc.+                                      45,524        1,914,739
Public Service Enterprise Group, Inc.                 30,311        1,843,515
Edison International+                                 45,454        1,843,160
PG&E Corp.                                            46,879        1,759,838
CenterPoint Energy, Inc.+                            114,697        1,515,147
Ameren Corp.+                                         27,295        1,509,413
PPL Corp.                                             25,243        1,498,929
Constellation Energy Group, Inc.                      25,635        1,478,883
AES Corp.*                                            89,421        1,464,716
Sempra Energy                                         33,982        1,403,796
Xcel Energy, Inc.+                                    71,107        1,388,009
Pepco Holdings, Inc.+                                 53,836        1,288,834
SCANA Corp.                                           28,990        1,238,163
KeySpan Corp.+                                        30,240        1,230,768
Atmos Energy Corp.                                    40,661        1,171,037
MDU Resources Group, Inc.                             41,167        1,159,674
NiSource, Inc.                                        46,813        1,157,685
CMS Energy Corp.*+                                    73,140        1,101,488
DTE Energy Co.+                                       22,459        1,050,407
DPL, Inc.+                                            37,849        1,038,955
Questar Corp.                                         15,691        1,034,037
WPS Resources Corp.                                   18,370        1,033,312
Allegheny Energy, Inc.*+                              40,450        1,020,149
Equitable Resources, Inc.                             14,724        1,001,232
NSTAR                                                 32,210          993,034
Energen Corp.                                         28,300          991,915
Aqua America, Inc.                                    33,195          987,219
TECO Energy, Inc.+                                    51,052          965,393
Cinergy Corp.+                                        21,247          952,291
Energy East Corp.+                                    32,847          951,906
Westar Energy, Inc.                                   39,442          947,791
Nicor, Inc.+                                          22,611          930,895
Southern Union Co.*+                                  37,096          910,695
UGI Corp.                                             32,352          902,621
AGL Resources, Inc.                                   22,639          874,997
Oneok, Inc.+                                          26,518          865,813
Northwest Natural Gas Co.                             22,410          856,958
NRG Energy, Inc.*                                     20,481          770,086

                                                                       MARKET
                                                      SHARES            VALUE
-----------------------------------------------------------------------------
Consolidated Edison, Inc.+                            16,402    $     768,270
OGE Energy Corp.+                                     25,415          735,510
PNM Resources, Inc.+                                  24,857          716,130
Sierra Pacific Resources*+                            56,174          699,366
New Jersey Resources Corp.                            14,085          679,601
National Fuel Gas Co.                                 23,490          679,096
IDACORP, Inc.+                                        21,298          652,358
Calpine Corp.*+                                      186,019          632,465
Reliant Energy, Inc.*+                                48,897          605,345
Pinnacle West Capital Corp.                           13,491          599,675
El Paso Electric Co.*                                 27,670          565,852
Dynegy, Inc. -- Class A*+                            108,870          529,108
Cleco Corp.                                           23,668          510,519
Vectren Corp.                                         17,228          494,960
Avista Corp.                                          26,623          494,922
Unisource Energy Corp.                                15,801          485,881
Duquesne Light Holdings, Inc.+                        25,900          483,812
Hawaiian Electric Industries, Inc.                    17,494          469,014
Black Hills Corp.+                                    12,505          460,809
Allete, Inc.+                                          8,560          427,144
Aquila, Inc.*+                                       114,998          415,143
Southwest Gas Corp.                                   15,920          406,119
Wisconsin Energy Corp.                                10,360          404,040
Alliant Energy Corp.+                                 14,192          399,505
CH Energy Group, Inc.                                  7,494          364,433
Otter Tail Power Co.                                  12,737          348,102
UIL Holding Corp.                                      4,969          267,382
Great Plains Energy, Inc.                              6,381          203,490
EnergySouth, Inc.                                      7,149          198,099
Laclede Group, Inc.                                    5,963          189,385
Green Mountain Power Corp.                             5,790          172,774
American States Water Co.                              3,400           99,858
South Jersey Industries, Inc.                          1,100           67,232
Connecticut Water Service, Inc.                        2,325           58,102
California Water Service Group                           300           11,262
                                                                -------------
TOTAL COMMON STOCKS
   (Cost $72,673,285)                                              81,165,819
                                                                -------------

                                                        FACE           MARKET
                                                      AMOUNT            VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 2.85% due 07/01/05     $    348,926          348,926
                                                                -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $348,926)                                                    348,926
                                                                -------------




UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                             June 30, 2005
--------------------------------------------------------------------------------

                                                        FACE           MARKET
                                                      AMOUNT            VALUE
-----------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 21.2%
Investment in Securities Lending Short Term
        Investment Portfolio Held
        by U.S. Bank                              17,304,927    $  17,304,927
                                                                -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $17,304,927)                                              17,304,927
                                                                -------------

TOTAL INVESTMENTS 120.7%
   (Cost $90,327,138)                                           $  98,819,672
                                                                -------------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.7)%                                             $ (16,940,284)
                                                                -------------

NET ASSETS - 100.0%
                                                                $  81,879,388

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at June 30, 2005.



For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation on June 7, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RYDEX SERIES FUNDS

By (Signature and Title)*  /S/ CARL G. VERBONCOEUR
                          ------------------------------------------------------
                               Carl G. Verboncoeur, President

Date                                JULY 25, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CARL G. VERBONCOEUR
                         -------------------------------------------------------
                               Carl G. Verboncoeur, President

Date                                JULY 25, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*            /S/ NICK BONOS
                         -------------------------------------------------------
                                     Nick Bonos, Vice President and Treasurer

Date                                JULY 25, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.